                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07873

                             Nuveen Municipal Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                      Date of fiscal year end: April 30th
                                               ----------

                      Date of reporting period: October 31st, 2003
                                                ------------------

Form N-CSR is to be use by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------


Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                        Semiannual Report dated October 31, 2003
                                      ------------------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTOS APPEAR HERE]



Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund



[LOGO] Nuveen Investments

  FASTER INFORMATION

      RECEIVE YOUR

         NUVEEN INVESTMENTS FUND REPORT

            ELECTRONICALLY


By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Investments Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes
(see instructions at right).

 SOME COMMON CONCERNS:
                                          Will my e-mail address be distributed
                                                            to other companies?
                 No, your e-mail address is
                 strictly confidential and will not be used for anything other than notification of shareholder information.

                                                               What if I change
                                                               my mind and want
                                                            to receive investor
                                                              materials through
                                                                   regular mail
                                                                delivery again?
                 If you decide you do not
                 like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

If your Nuveen Investments Fund dividends and statements

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

follow the steps
outlined below:

1 Go to
  www.investordelivery.com
  and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the New
  Enrollment-Create screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click
  Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

If your Nuveen Investments Fund dividends and statements

COME DIRECTLY TO YOU FROM NUVEEN INVESTMENTS,

follow the steps
outlined below:

1 Go to www.nuveen.com

2 Select Access Your Account.
  Select the E-Report Enrollment section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.



                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

[PHOTO of Timothy R. Schwertfeger]


                              "No one knows what
                            the future will bring,
                             which is why we think
                         a well-balanced portfolio...
                                is an important
                            component in achieving
                                your long-term
                               financial goals."

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

December 15, 2003

Timothy R. Schwertfeger



                          Semiannual Report l Page 1

Portfolio Managers' Comments

In the following discussion, portfolio managers John Miller, Tom Futrell, Tom O'Shaughnessy, Bill Fitzgerald, and Dan Solender examine economic and market conditions, key investment strategies, and the performance of the Funds. John Miller, who has nine years of investment experience with Nuveen Investments, has managed the Nuveen High Yield Municipal Bond Fund since 2000. Tom Futrell has 20 years of investment experience and has managed the Nuveen All-American Municipal Bond Fund since January 2003. Tom O'Shaughnessy, who began managing the Nuveen Insured Municipal Bond Fund in January 2003, has 20 years of investment experience. Bill Fitzgerald has 15 years of investment experience and has managed the Nuveen Intermediate Duration Municipal Bond Fund since January 2003. Dan Solender, manager of the Nuveen Limited Term Municipal Bond Fund assumed management of the Fund in November 2003, and has 16 years of investment experience.

What factors had the greatest influence on the U.S. economy and the municipal market during the six-month reporting period ended October 31, 2003?

When the six-month period began, the economy remained sluggish. Despite ongoing strength in real estate prices and consumer spending, market interest rates declined during the first half of the period to levels not seen in years. The Federal Reserve Board, hoping to stimulate the economy, lowered the target federal funds interest rate in June to one percent, a 45-year low. Investors anticipated an economic recovery during the second half of the year, however, and these expectations contributed to rising bond yields.

Toward the end of the period it became clear that the economy was indeed growing robustly. The gross domestic product (GDP) expanded by 8.2% during the third quarter of 2003, the fastest quarterly advance in almost 20 years. This stronger than expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed income markets, including the municipal market.

During the first part of the reporting period, state and local governments continued to benefit from low interest rates by issuing new bonds as well as refinancing existing debt. The low rates led to $147 billion in municipal bond issuance between April and June 2003, topping the prior year's second-quarter record. During the year's third quarter, municipal issuance remained strong by historical standards but slowed dramatically as bond yields climbed.

How did the Funds perform during the 12 months ended October 31, 2003?

The table on the following page provides performance information for each Fund (Class A shares at net asset value) for the year ended October 31, 2003, as well as a comparison of each Fund's performance with its corresponding Lipper peer group average and relevant Lehman Brothers index.

What strategies were used to manage these Funds during the six months ended October 31, 2003 and how did these strategies influence performance over this period?

For each of the five Funds, we continued to follow the same disciplined, research-driven investment approach that we use for every Nuveen fixed-income fund. But while all the Funds were managed according to these basic, fundamental principles, a number of specific circumstances and decisions directly affected each Fund's recent performance. We highlight those circumstances and decisions below:

Nuveen High Yield Municipal Bond Fund

The Nuveen High Yield Municipal Bond Fund outperformed its Lipper peer group but underperformed the benchmark Lehman index. We attribute the outperformance of its peer group in part to owning a diversified portfolio of investments. The favorable environment for high-yield investing also helped results. As investors became increasingly optimistic about the economy, many were willing to assume more risk and looked to high-yield securities for potentially higher returns.

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.



                          Semiannual Report l Page 2

Class A Shares--
One-Year Total Returns as of 10/31/03

               -------------------------------------------------

               Nuveen High Yield Municipal Bond Fund/1/    9.78%
               Lipper High Yield Municipal Debt Funds
               category average/2/                         6.28%
               Lehman Brothers High Yield Municipal
               Bond Index/3/                              15.42%
               -------------------------------------------------

               Nuveen All-American Municipal Bond Fund/1/  5.23%
               Lipper General Municipal Debt Funds
               category average/4/                         4.62%
               Lehman Brothers Municipal Bond Index/5/     5.11%
               -------------------------------------------------

               Nuveen Insured Municipal Bond Fund/1/       4.87%
               Lipper Insured Municipal Debt Funds
               category average/6/                         4.40%
               Lehman Brothers Insured Municipal
               Bond Index/7/                               5.52%
               -------------------------------------------------

               Nuveen Intermediate Duration Municipal
               Bond Fund/1/                                2.98%
               Lipper General Municipal Debt Funds
               category average/4/                         4.62%
               Lehman Brothers 7-Year Municipal
               Bond Index/8/                               5.75%
               -------------------------------------------------

               Nuveen Limited Term Municipal Bond Fund/1/  5.17%
               Lipper Short-Intermediate Municipal Debt
               Funds category average/9/                   3.95%
               Lehman Brothers 5-Year Municipal
               Bond Index/10/                              5.26%
               -------------------------------------------------



Our management strategy was relatively consistent throughout the past six months. We continued to rely on bottom-up, fundamentally driven research to try to identify attractively valued high-yield securities. For example, the Fund benefited from owning bonds issued by the Seminole Tribe in Florida. These bonds, offering coupon income of 8.95% and 10.00%, and maturing in 2033, are backed by revenues from casinos in Tampa and Hollywood, Florida. When we bought the bonds, they had a negative taint because of questions about the Seminole Tribe's management. We noted, however, that the casinos were generating very strong cash flows. This, in combination with investors' seemingly higher risk tolerance, helped generate rising bond prices over time and helped Fund performance.

Relying on insights supplied by Nuveen Research, the Fund was overweighted in the utility and healthcare sectors, both of which we believed provided a number of attractive investment opportunities. We were drawn to the essential nature of these services; in our opinion, they are often driven by consistent consumer demand and, as a result, the underlying companies generate consistent cash flows.

--------------------------------------------------------------------------------
 1Performance figures are for Class A shares at net asset value as of October
  31, 2003. Current performance may be more or less than the performance shown. 2The Lipper peer group returns represent the average annualized total return of the 77 funds in the Lipper High Yield Municipal Debt Funds category for the one-year period ended October 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
 3The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.
 4The Lipper peer group returns represent the average annualized total return of the 293 funds in the Lipper General Municipal Debt Funds category for the one-year period ended October 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
 5The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.
 6The Lipper peer group returns represent the average annualized total return of the 49 funds in the Lipper Insured Municipal Debt Funds category for the one-year period ended October 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
 7The Lehman Brothers Insured Municipal Bond Index is an unmanaged index composed of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of Aaa/AAA. An index is not available for direct investment.
 8The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.
 9The Lipper peer group returns represent the average annualized total return of the 31 funds in the Lipper Short-Intermediate Municipal Debt Funds category for the one-year period ended October 31, 2003. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
10The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.



                          Semiannual Report l Page 3

Nuveen All-American Municipal Bond Fund

The Fund's performance surpassed that of its peer group, as measured by the Lipper General Municipal Debt Funds category average, as well as its national benchmark, the Lehman Brothers Municipal Bond Index. In both cases, we attribute the outperformance in part to a longer-than-average duration. Also helping performance was a favorable interest-rate environment for some of the past year, as well as an overweighting in lower-investment-grade and corporate-backed municipal debt during the past six months. We gradually sought to reduce this overweight position, however, to increase the Fund's diversification.

With some of the proceeds generated by selling these securities, we increased the Fund's holdings in insured bonds, which fell somewhat out of favor during the past six months as investors seemingly became more risk tolerant, a situation that enabled us to obtain higher yields for our lower investment grade holdings.

Although bond yields generally were rising during the past six months, we managed to keep the Fund's duration relatively stable during the period. We continued, however, to seek ways to reduce it further. Accordingly, to make the portfolio less sensitive to future rate changes, we looked especially to 18- to 20-year bonds offering coupon payments between 5 and 5.5 percent. In our opinion, this area of the yield curve offered strong value. We also identified value in inverse floating-rate securities and overweighted this area during the past six months.

Nuveen Insured Municipal Bond Fund

The Nuveen Insured Municipal Bond Fund outperformed its Lipper peer group average but trailed the performance of its benchmark, the Lehman Brothers Insured Municipal Bond Index. As the period began, the Fund's duration was somewhat long. This positioning helped performance during a favorable interest-rate environment. As the period progressed, we gradually reduced the Fund's duration to lessen its sensitivity to rate changes.

Throughout the semiannual reporting period, our management strategy was to seek to remain fully invested and limit duration, an approach we believed was prudent given the expanding economy and continued low interest rate environment. We also sought to manage the portfolio's tax exposure. For example, toward the end of the period we sold certain underperforming bonds to offset gains realized earlier in the year during a more favorable performance environment. By taking advantage of market conditions, we could reduce the size of capital gains distributions to shareholders at year-end. We also sought to limit the Fund's exposure to alternative minimum tax (AMT) bonds. We believed that selling some of these holdings would protect our shareholders from the added tax burden. We also believed that over time, as more investors become subject to the AMT, these AMT bonds may gradually cheapen in value.

Nuveen Intermediate Duration Municipal Bond Fund

The Fund's performance lagged both its Lipper peer group and Lehman Brothers index. There were several reasons for the underperformance. First, the Fund's duration was for a time significantly shorter than both the Lipper peer group and the Lehman Brothers index. Being less sensitive to the low interest rate environment had a negative impact on relative performance. Meanwhile, during the past six months the Fund's duration increased from 4.04 to 5.21 as nearly 15% of the portfolio was called. We generally reinvested the redemption proceeds in intermediate bonds. However, having to replace bonds very close to their call dates was an undesirable situation while market rates were rising during the summer.

During the six-month semiannual reporting period, we looked to increase the Fund's weighting in eight- to ten-year bonds. We noted that the yield curve was steep in this area, and we believed that these securities offered greater yield potential for only a modest amount of additional risk. To purchase these bonds, we used proceeds generated from securities that were called from the portfolio. We also selectively sold certain longer-term holdings, an approach that helped to reduce duration and made the Fund less vulnerable to an increase in interest rates.


                          Semiannual Report l Page 4

Another management strategy was to continue to look for ways to moderate the Fund's call exposure. As of October 31, 2003, approximately 35% of portfolio assets were set to be called from the portfolio during the period November 1, 2003 to December 31, 2006. To manage this situation, we tactically sold callable bonds when appropriate and reinvested the proceeds in securities we believed would offer value to our shareholders. For example, we looked increasingly to the general obligation sector. Concerns about continued fiscal weakness among various states and municipalities led many investors to de-emphasize this area, but we believed it provided potential value opportunities for prudent investors. We also de-emphasized industrial development bonds, which rose along with the stock market and, in our opinion, offered limited value.

Nuveen Limited Term Municipal Bond Fund

The Fund's performance surpassed that of its peer group, as measured by the Lipper Short-Intermediate Municipal Debt Funds Category Average, and performed slightly below its national benchmark, the Lehman Brothers 5-Year Municipal Bond Index. A steepening yield curve added to the Fund's relative returns. Our focus on the long end of the limited-term range meant that we could pick up extra yield for the Fund's shareholders. Being well diversified in bonds across a variety of credit ratings, including lower-investment grade bonds, also helped add to the Fund's performance.

Throughout the six-month semiannual reporting period, we sought to position the Fund more defensively. With interest rates at near-historic lows, we looked to reduce the Fund's duration. Specifically, we focused on bonds with 2007 and 2008 maturity dates, which we believed offered shareholders the best mix of value and exposure to interest rate risk in the limited-term range.

Our focus on value opportunities also led us toward the healthcare sector during the past six months. For example, during the period we bought bonds issued by the Colbert County-Northwest Alabama Health Care Authority for Helen Keller Hospital. These Baa3-rated bonds mature in 2009 and offer 5% in coupon income, more than could be obtained from comparable higher-rated bonds.

The general obligation (GO) sector also afforded us potential value. States and municipalities across the country continued to face difficult economic conditions that led to some minor credit downgrades. These downgrades helped increase yields for many securities that, through careful research, we believed represented solid investments. Accordingly, the Fund's weighting in GO debt rose from 11% at the start of the period to 15% at its end.


                          Semiannual Report l Page 5

--------------------------------------------------------------------------------
  Fund Spotlight as of 10/31/03            Nuveen High Yield Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $20.19   $20.17   $20.18   $20.20
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.1030  $0.0905  $0.0940  $0.1065
         --------------------------------------------------------------
         Commencement Date           6/07/99  6/07/99  6/07/99  6/07/99
         --------------------------------------------------------------

                  Average Annual Total Returns as of 10/31/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          9.78%   5.17%
                  ----------------------------------------------
                  Since Inception                 6.48%   5.45%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          8.97%   4.97%
                  ----------------------------------------------
                  Since Inception                 5.69%   5.31%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          9.14%
                  ----------------------------------------------
                  Since Inception                 5.91%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                         10.01%
                  ----------------------------------------------
                  Since Inception                 6.70%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 6.12%   5.86%
                  ----------------------------------------------
                  SEC 30-Day Yield                5.96%   5.71%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     8.28%   7.93%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 5.38%
                  ----------------------------------------------
                  SEC 30-Day Yield                5.48%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     7.61%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 5.59%
                  ----------------------------------------------
                  SEC 30-Day Yield                5.68%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     7.89%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 6.33%
                  ----------------------------------------------
                  SEC 30-Day Yield                6.43%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     8.93%
                  ----------------------------------------------

                        Average Annual Total Returns as of 9/30/03/2/
                        A Shares                  NAV       Offer
                        ---------------------------------------------
                        1-Year                  7.39%       2.87%
                        ---------------------------------------------
                        Since Inception         6.43%       5.37%
                        ---------------------------------------------
                        B Shares             w/o CDSC      w/CDSC
                        ---------------------------------------------
                        1-Year                  6.59%       2.59%
                        ---------------------------------------------
                        Since Inception         5.63%       5.25%
                        ---------------------------------------------
                        C Shares                  NAV
                        ---------------------------------------------
                        1-Year                  6.81%
                        ---------------------------------------------
                        Since Inception         5.85%
                        ---------------------------------------------
                        R Shares                  NAV
                        ---------------------------------------------
                        1-Year                  7.67%
                        ---------------------------------------------
                        Since Inception         6.65%
                        ---------------------------------------------
Bond Credit Quality/5/
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed   6%
AA                    1%
A                     2%
BBB                  15%
NR                   46%
BB or Lower          30%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  30%
                  -------------------------------------------
                  Utilities                               15%
                  -------------------------------------------
                  Healthcare                              13%
                  -------------------------------------------
                  Materials                               10%
                  -------------------------------------------
                  Transportation                           7%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $330,511
                  -------------------------------------------
                  Average Effective Maturity (Years)    20.72
                  -------------------------------------------
                  Duration                               7.74
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid November 3, 2003. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2003.
2Returns reflect differences in sales charges and expenses among share classes, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
5As a percentage of total holdings as of October 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 10/31/03          Nuveen All-American Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.81   $10.82   $10.80   $10.83
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0460  $0.0390  $0.0410  $0.0475
         --------------------------------------------------------------
         Commencement Date          10/03/88  2/05/97  6/02/93  2/06/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 10/31/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          5.23%   0.85%
                  ----------------------------------------------
                  5-Year                          4.05%   3.15%
                  ----------------------------------------------
                  10-Year                         5.22%   4.77%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          4.42%   0.42%
                  ----------------------------------------------
                  5-Year                          3.26%   3.09%
                  ----------------------------------------------
                  10-Year                         4.67%   4.67%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          4.66%
                  ----------------------------------------------
                  5-Year                          3.47%
                  ----------------------------------------------
                  10-Year                         4.64%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.39%
                  ----------------------------------------------
                  5-Year                          4.26%
                  ----------------------------------------------
                  10-Year                         5.37%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 5.11%   4.89%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.91%   3.75%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.43%   5.21%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.33%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.34%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.64%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.56%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.54%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.92%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 5.26%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.28%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.94%
                  ----------------------------------------------

                            Average Annual Total Returns as of 9/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             2.53%        -1.77%
                            ---------------------------------------------
                            5-Year             4.02%         3.13%
                            ---------------------------------------------
                            10-Year            5.29%         4.85%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             1.75%        -2.15%
                            ---------------------------------------------
                            5-Year             3.23%         3.07%
                            ---------------------------------------------
                            10-Year            4.74%         4.74%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             1.97%
                            ---------------------------------------------
                            5-Year             3.44%
                            ---------------------------------------------
                            10-Year            4.72%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             2.70%
                            ---------------------------------------------
                            5-Year             4.24%
                            ---------------------------------------------
                            10-Year            5.44%
                            ---------------------------------------------
Bond Credit Quality/5/
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed  49%
AA                   15%
A                    16%
BBB                  12%
NR                    5%
BB or Lower           3%

                  Top Five Sectors/5/
                  Utilities                               19%
                  -------------------------------------------
                  U.S. Guaranteed                         15%
                  -------------------------------------------
                  Healthcare                              14%
                  -------------------------------------------
                  Tax Obligation/Limited                  11%
                  -------------------------------------------
                  Transportation                          10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $339,116
                  -------------------------------------------
                  Average Effective Maturity (Years)    15.62
                  -------------------------------------------
                  Duration                               6.90
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid November 3, 2003. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
5As a percentage of total holdings as of October 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 7

--------------------------------------------------------------------------------
  Fund Spotlight as of 10/31/03               Nuveen Insured Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.01   $11.01   $10.93   $10.98
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0415  $0.0345  $0.0360  $0.0430
         --------------------------------------------------------------
         Commencement Date           9/06/94  2/05/97  9/07/94 12/22/86
         --------------------------------------------------------------

                  Average Annual Total Returns as of 10/31/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          4.87%   0.48%
                  ----------------------------------------------
                  5-Year                          4.60%   3.71%
                  ----------------------------------------------
                  10-Year                         5.13%   4.68%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          4.08%   0.08%
                  ----------------------------------------------
                  5-Year                          3.81%   3.65%
                  ----------------------------------------------
                  10-Year                         4.49%   4.49%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          4.38%
                  ----------------------------------------------
                  5-Year                          4.04%
                  ----------------------------------------------
                  10-Year                         4.44%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.15%
                  ----------------------------------------------
                  5-Year                          4.81%
                  ----------------------------------------------
                  10-Year                         5.33%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.52%   4.33%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.93%   2.81%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.07%   3.90%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.76%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.32%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     3.22%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.95%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.51%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     3.49%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.70%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.26%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.53%
                  ----------------------------------------------

                            Average Annual Total Returns as of 9/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             3.03%        -1.26%
                            ---------------------------------------------
                            5-Year             4.68%         3.78%
                            ---------------------------------------------
                            10-Year            5.19%         4.75%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             2.34%        -1.60%
                            ---------------------------------------------
                            5-Year             3.91%         3.75%
                            ---------------------------------------------
                            10-Year            4.56%         4.56%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             2.53%
                            ---------------------------------------------
                            5-Year             4.14%
                            ---------------------------------------------
                            10-Year            4.50%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             3.30%
                            ---------------------------------------------
                            5-Year             4.89%
                            ---------------------------------------------
                            10-Year            5.39%
                            ---------------------------------------------
Bond Credit Quality/5/
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed 100%

The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

                  Top Five Sectors/5/
                  U.S. Guaranteed                         26%
                  -------------------------------------------
                  Tax Obligation/General                  15%
                  -------------------------------------------
                  Transportation                          12%
                  -------------------------------------------
                  Tax Obligation/Limited                  10%
                  -------------------------------------------
                  Healthcare                               9%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $935,682
                  -------------------------------------------
                  Average Effective Maturity (Years)    16.84
                  -------------------------------------------
                  Duration                               5.47
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid November 3, 2003. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2003.
2Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
5As a percentage of total holdings as of October 31, 2003. Holdings are subject to change. Insurance or escrow does not guarantee the market value of municipal securities or the value of the Fund's shares.

                          Semiannual Report l Page 8

--------------------------------------------------------------------------------
Fund Spotlight as of 10/31/03   Nuveen Intermediate Duration Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                           $9.15    $9.16    $9.16    $9.16
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0350  $0.0290  $0.0305  $0.0365
         --------------------------------------------------------------
         Commencement Date           6/13/95  2/07/97  6/13/95 11/29/76
         --------------------------------------------------------------

                  Average Annual Total Returns as of 10/31/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          2.98%  -0.12%
                  ----------------------------------------------
                  5-Year                          4.01%   3.37%
                  ----------------------------------------------
                  10-Year                         5.12%   4.80%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          2.18%  -1.73%
                  ----------------------------------------------
                  5-Year                          3.24%   3.07%
                  ----------------------------------------------
                  10-Year                         4.52%   4.52%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          2.38%
                  ----------------------------------------------
                  5-Year                          3.45%
                  ----------------------------------------------
                  10-Year                         4.48%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          3.18%
                  ----------------------------------------------
                  5-Year                          4.21%
                  ----------------------------------------------
                  10-Year                         5.35%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.59%   4.45%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.43%   3.33%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.76%   4.63%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.80%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.79%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     3.88%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.00%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.99%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.15%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.78%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.73%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.18%
                  ----------------------------------------------

                            Average Annual Total Returns as of 9/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             2.02%        -1.00%
                            ---------------------------------------------
                            5-Year             4.06%         3.43%
                            ---------------------------------------------
                            10-Year            5.17%         4.86%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             1.23%        -2.65%
                            ---------------------------------------------
                            5-Year             3.29%         3.12%
                            ---------------------------------------------
                            10-Year            4.58%         4.58%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             1.43%
                            ---------------------------------------------
                            5-Year             3.48%
                            ---------------------------------------------
                            10-Year            4.52%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             2.22%
                            ---------------------------------------------
                            5-Year             4.26%
                            ---------------------------------------------
                            10-Year            5.41%
                            ---------------------------------------------
Bond Credit Quality/5/
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed      56%
AA                       22%
A                        10%
BBB                      10%
BB or Lower               2%

                 Top Five Sectors/5/
                 Tax Obligation/Limited                    18%
                 ---------------------------------------------
                 Healthcare                                18%
                 ---------------------------------------------
                 Tax Obligation/General                    14%
                 ---------------------------------------------
                 Utilities                                 13%
                 ---------------------------------------------
                 U.S. Guaranteed                           10%
                 ---------------------------------------------

                 Portfolio Statistics
                 Net Assets ($000)                  $2,783,863
                 ---------------------------------------------
                 Average Effective Maturity (Years)      15.13
                 ---------------------------------------------
                 Duration                                 5.21
                 ---------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid November 3, 2003. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2003.
2Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
5As a percentage of total holdings as of October 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 9

--------------------------------------------------------------------------------
  Fund Spotlight as of 10/31/03          Nuveen Limited Term Municipal Bond Fund
================================================================================

             Quick Facts
                                        A Shares C Shares R Shares
             -----------------------------------------------------
             NAV                          $10.89   $10.87   $10.85
             -----------------------------------------------------
             Latest Monthly Dividend/1/  $0.0300  $0.0270  $0.0320
             -----------------------------------------------------
             Commencement Date          10/19/87 12/01/95  2/06/97
             -----------------------------------------------------

                    Average Annual Total Returns as of 10/31/03/2/
                    A Shares                         NAV   Offer
                    ----------------------------------------------
                    1-Year                         5.17%   2.50%
                    ----------------------------------------------
                    5-Year                         4.27%   3.74%
                    ----------------------------------------------
                    10-Year                        4.58%   4.32%
                    ----------------------------------------------
                    C Shares                         NAV
                    ----------------------------------------------
                    1-Year                         4.83%
                    ----------------------------------------------
                    5-Year                         3.91%
                    ----------------------------------------------
                    10-Year                        4.23%
                    ----------------------------------------------
                    R Shares                         NAV
                    ----------------------------------------------
                    1-Year                         5.42%
                    ----------------------------------------------
                    5-Year                         4.48%
                    ----------------------------------------------
                    10-Year                        4.70%
                    ----------------------------------------------
                    Tax-Free Yields
                    A Shares                         NAV   Offer
                    ----------------------------------------------
                    Market Yield/3/                3.31%   3.22%
                    ----------------------------------------------
                    SEC 30-Day Yield               2.46%   2.40%
                    ----------------------------------------------
                    Taxable-Equivalent Yield/4/    3.42%   3.33%
                    ----------------------------------------------
                    C Shares                         NAV
                    ----------------------------------------------
                    Market Yield/3/                2.98%
                    ----------------------------------------------
                    SEC 30-Day Yield               2.18%
                    ----------------------------------------------
                    Taxable-Equivalent Yield/4/    3.03%
                    ----------------------------------------------
                    R Shares                         NAV
                    ----------------------------------------------
                    Market Yield/3/                3.54%
                    ----------------------------------------------
                    SEC 30-Day Yield               2.72%
                    ----------------------------------------------
                    Taxable-Equivalent Yield/4/    3.78%
                    ----------------------------------------------

                              Average Annual Total Returns as of 9/30/03/2/
                              A Shares            NAV         Offer
                              ---------------------------------------------
                              1-Year            3.62%         1.04%
                              ---------------------------------------------
                              5-Year            4.37%         3.84%
                              ---------------------------------------------
                              10-Year           4.65%         4.39%
                              ---------------------------------------------
                              C Shares            NAV
                              ---------------------------------------------
                              1-Year            3.29%
                              ---------------------------------------------
                              5-Year            4.01%
                              ---------------------------------------------
                              10-Year           4.30%
                              ---------------------------------------------
                              R Shares            NAV
                              ---------------------------------------------
                              1-Year            3.77%
                              ---------------------------------------------
                              5-Year            4.56%
                              ---------------------------------------------
                              10-Year           4.76%
                              ---------------------------------------------

Bond Credit Quality/5/
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed      40%
AA                       19%
A                        16%
BBB                      21%
NR                        3%
BB or Lower               1%

                  Top Five Sectors/5/
                  Utilities                               25%
                  -------------------------------------------
                  Tax Obligation/Limited                  16%
                  -------------------------------------------
                  Tax Obligation/General                  15%
                  -------------------------------------------
                  Healthcare                              11%
                  -------------------------------------------
                  Transportation                           9%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $893,267
                  -------------------------------------------
                  Average Effective Maturity (Years)     4.93
                  -------------------------------------------
                  Duration                               4.00
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid November 3, 2003. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2003.
2Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
5As a percentage of total holdings as of October 31, 2003. Holdings are subject to change.

                          Semiannual Report l Page 10

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.


--------------------------------------------------------------------------------

                                                            Nuveen                             Nuveen
                                                      Intermediate     Nuveen       Nuveen    Limited     Nuveen
                                                          Duration    Insured All-American       Term High Yield
                                                         Municipal  Municipal    Municipal  Municipal  Municipal
                                                              Bond       Bond         Bond       Bond       Bond
Approval of the Board Members was reached as follows:         Fund       Fund         Fund       Fund       Fund
----------------------------------------------------------------------------------------------------------------
                William E. Bennett
                  For                                  197,049,383 53,973,625   18,337,341 44,264,426  6,248,569
                  Withhold                               8,878,489  2,133,409      563,617    753,715     96,678
----------------------------------------------------------------------------------------------------------------
                Total                                  205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------------------------------
                Robert P. Bremner
                  For                                  197,261,563 53,960,592   18,352,058 44,253,930  6,258,528
                  Withhold                               8,666,309  2,146,442      548,900    764,211     86,719
----------------------------------------------------------------------------------------------------------------
                Total                                  205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------------------------------
                Lawrence H. Brown
                  For                                  197,125,406 54,001,982   18,343,544 44,243,082  6,254,443
                  Withhold                               8,802,466  2,105,052      557,414    775,059     90,804
----------------------------------------------------------------------------------------------------------------
                Total                                  205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------------------------------
                Jack B. Evans
                  For                                  197,198,122 54,068,019   18,351,294 44,267,629  6,251,772
                  Withhold                               8,729,750  2,039,015      549,664    750,512     93,475
----------------------------------------------------------------------------------------------------------------
                Total                                  205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------------------------------
                Anne E. Impellizzeri
                  For                                  196,982,398 53,971,380   18,326,552 44,250,247  6,252,473
                  Withhold                               8,945,474  2,135,654      574,406    767,894     92,774
----------------------------------------------------------------------------------------------------------------
                Total                                  205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------------------------------
                William L. Kissick
                  For                                  196,937,083 53,979,961   18,337,532 44,210,095  6,251,047
                  Withhold                               8,990,789  2,127,073      563,426    808,046     94,200
----------------------------------------------------------------------------------------------------------------
                Total                                  205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------------------------------
                Thomas E. Leafstrand
                  For                                  196,971,400 54,010,353   18,342,619 44,233,821  6,252,817
                  Withhold                               8,956,472  2,096,681      558,339    784,320     92,430
----------------------------------------------------------------------------------------------------------------
                Total                                  205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------------------------------
                Peter R. Sawers
                  For                                  197,238,809 54,010,728   18,338,440 44,245,227  6,252,817
                  Withhold                               8,689,063  2,096,306      562,518    772,914     92,430
----------------------------------------------------------------------------------------------------------------
                Total                                  205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------------------------------
                William J. Schneider
                  For                                  197,359,410 54,054,675   18,347,128 44,276,807  6,252,473
                  Withhold                               8,568,462  2,052,359      553,830    741,334     92,774
----------------------------------------------------------------------------------------------------------------
                Total                                  205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------------------------------

----
11

----------------------------------------------------------------------------------------
                                     Nuveen                             Nuveen
                               Intermediate     Nuveen       Nuveen    Limited     Nuveen
                                   Duration    Insured All-American       Term High Yield
                                  Municipal  Municipal    Municipal  Municipal  Municipal
Approval of the Board Members          Bond       Bond         Bond       Bond       Bond
was reached as follows:                Fund       Fund         Fund       Fund       Fund
----------------------------------------------------------------------------------------
Timothy R. Schwertfeger
 For                            197,361,551 54,030,158   18,347,819 44,230,600  6,253,306
 Withhold                         8,566,321  2,076,876      553,139    787,541     91,941
----------------------------------------------------------------------------------------
Total                           205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------
Judith M. Stockdale
 For                            197,206,512 54,001,780   18,335,152 44,270,167  6,253,306
 Withhold                         8,721,360  2,105,254      565,806    747,974     91,941
----------------------------------------------------------------------------------------
Total                           205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------
Sheila W. Wellington
 For                            196,781,391 53,967,292   18,320,848 44,222,051  6,251,906
 Withhold                         9,146,481  2,139,742      580,110    796,090     93,341
----------------------------------------------------------------------------------------
Total                           205,927,872 56,107,034   18,900,958 45,018,141  6,345,247
----------------------------------------------------------------------------------------
To approve a change to a
 fundamental investment
 restriction with respect to
 lending*
 For                            154,482,807 38,853,498   14,338,808 36,053,898  4,789,446
 Against                         12,659,570  3,750,705    1,982,872  2,823,315    228,349
 Abstain                         12,233,722  2,723,173    1,024,191  2,481,742    270,500
 Broker Non-Vote                 26,551,773 10,779,658    3,714,208 12,012,550  1,711,100
----------------------------------------------------------------------------------------
Total                           205,927,872 56,107,034   21,060,079 53,371,505  6,999,395
----------------------------------------------------------------------------------------
To approve a change to a
 fundamental investment
 restriction with respect to
 borrowing*
 For                            153,823,301 38,697,527   14,228,676 35,955,944  4,776,839
 Against                         12,980,450  3,919,995    2,073,322  2,861,982    254,640
 Abstain                         12,572,348  2,709,854    1,043,873  2,541,029    256,816
 Broker Non-Vote                 26,551,773 10,779,658    3,714,208 12,012,550  1,711,100
----------------------------------------------------------------------------------------
Total                           205,927,872 56,107,034   21,060,079 53,371,505  6,999,395
----------------------------------------------------------------------------------------
To approve a change to a
 fundamental investment
 restriction with respect to
 investing in municipal
 securities*
 For                            153,158,820 38,651,036   14,365,101 36,473,288  4,785,940
 Against                         13,513,216  3,970,853    1,967,624  2,486,298    229,305
 Abstain                         12,704,063  2,705,487    1,013,146  2,399,369    273,050
 Broker Non-Vote                 26,551,773 10,779,658    3,714,208 12,012,550  1,711,100
----------------------------------------------------------------------------------------
Total                           205,927,872 56,107,034   21,060,079 53,371,505  6,999,395
----------------------------------------------------------------------------------------

* For each Fund, the shareholder meetings were convened on July 28, 2003, but were adjourned to September 10, 2003 for the Nuveen High Yield Municipal Bond Fund and the Nuveen All-American Municipal Bond Fund and to October 8, 2003 for the Nuveen Limited Term Municipal Bond Fund with respect to the proposals to amend the fundamental policies concerning lending, borrowing and investing up to 5% of the Fund's assets in certain non-municipal securities. At the July 28, 2003 meeting for the Nuveen Intermediate Duration Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of July 28, 2003. At the September 10, 2003 reconvened meeting for the Nuveen High Yield Municipal Bond Fund and the Nuveen All-American Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of September 10, 2003. At the October 8, 2003 reconvened meeting for the Nuveen Limited Term Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of October 8, 2003.

----
12

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND
October 31, 2003


   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Alabama - 0.3%

    $  1,000 Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River
              Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Arizona - 1.4%

             Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
             Series 2002A:
         150  5.375%, 2/15/18
       1,430  6.250%, 2/15/21

       3,000 Arizona Health Facilities Authority, Revenue Bonds, The Terraces Project - American Baptist Estates,
              Series 2003A, 7.750%, 11/15/33

         415 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project,
              Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

          50 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project,
              Series 1997B, 5.800%, 11/01/32 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.3%

       1,220 Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,
              Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             California - 12.3%

       3,000 Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,
              7.000%, 9/01/33

       2,000 California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris
              Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

       1,727 California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of
              Riverside Project, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)

       5,600 California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS Series 344,
              11.580%, 5/01/13 (IF)

       1,500 California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur
              University, Series 2003, 6.625%, 10/01/33

       3,000 California Statewide Communities Development Authority, Revenue Bonds, East Valley Tourist
              Authority, Senior Lien, Series 2003B, 9.250%, 10/01/20

       2,000 Capistrano Unified School District, Orange County, California, Community Facilities District No. 90-2
              Talega, Special Tax Bonds, Series 2003, 6.000%, 9/01/33 (WI, Settling on 11/05/03)

       1,500 Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002,
              6.200%, 9/01/32

       1,000 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
              Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

       1,000 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
              Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42

       2,000 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
              Revenue Bonds, Series 2003-A5, 7.875%, 6/01/42

       2,000 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
              Revenue Bonds, Series 2003A-1, 6.750%, 6/01/39

       2,500 Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds,
              Series 2003H, 6.375%, 10/01/33

       2,000 Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities
              District of Mountain House, Series 2002, 6.375%, 9/01/32

       1,000 Regional Airports Improvement Corporation, California, American Airlines Inc. Terminal 4 Project, Los
              Angeles International Airport Facilities, Sublease Revenue Bonds, Series 2002C, 7.500%, 12/01/24
              (Alternative Minimum Tax)

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Alabama - 0.3%

Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River            9/04 at 102.00
 Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Arizona - 1.4%

Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
Series 2002A:
 5.375%, 2/15/18                                                                                        2/12 at 101.00
 6.250%, 2/15/21                                                                                        2/12 at 101.00

Arizona Health Facilities Authority, Revenue Bonds, The Terraces Project - American Baptist Estates,    11/13 at 101.00
 Series 2003A, 7.750%, 11/15/33

Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project,                10/06 at 102.00
 Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project,                11/03 at 101.00
 Series 1997B, 5.800%, 11/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.3%

Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,            10/07 at 102.00
 Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
California - 12.3%

Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,                     9/13 at 102.00
 7.000%, 9/01/33

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris   12/06 at 102.00
 Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of        7/07 at 102.00
 Riverside Project, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)

California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS Series 344,                5/12 at 101.00
 11.580%, 5/01/13 (IF)

California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur                10/13 at 100.00
 University, Series 2003, 6.625%, 10/01/33

California Statewide Communities Development Authority, Revenue Bonds, East Valley Tourist              10/15 at 103.00
 Authority, Senior Lien, Series 2003B, 9.250%, 10/01/20

Capistrano Unified School District, Orange County, California, Community Facilities District No. 90-2    9/13 at 100.00
 Talega, Special Tax Bonds, Series 2003, 6.000%, 9/01/33 (WI, Settling on 11/05/03)

Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002,  9/12 at 100.00
 6.200%, 9/01/32

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed             6/13 at 100.00
 Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed             6/13 at 100.00
 Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed             6/13 at 100.00
 Revenue Bonds, Series 2003-A5, 7.875%, 6/01/42

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed             6/13 at 100.00
 Revenue Bonds, Series 2003A-1, 6.750%, 6/01/39

Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds,             10/13 at 102.00
 Series 2003H, 6.375%, 10/01/33

Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities    9/12 at 101.00
 District of Mountain House, Series 2002, 6.375%, 9/01/32

Regional Airports Improvement Corporation, California, American Airlines Inc. Terminal 4 Project, Los   12/12 at 102.00
 Angeles International Airport Facilities, Sublease Revenue Bonds, Series 2002C, 7.500%, 12/01/24
 (Alternative Minimum Tax)

                                                                                                                      Market
Description                                                                                             Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------
Alabama - 0.3%

Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River                 BB+ $1,018,490
 Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Arizona - 1.4%

Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
Series 2002A:
 5.375%, 2/15/18                                                                                             Ba2    120,188
 6.250%, 2/15/21                                                                                             Ba2  1,234,662

Arizona Health Facilities Authority, Revenue Bonds, The Terraces Project - American Baptist Estates,          N/R  2,983,920
 Series 2003A, 7.750%, 11/15/33

Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project,                       B-    363,656
 Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)

Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project,                       B-     40,604
 Series 1997B, 5.800%, 11/01/32 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.3%

Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,                  Ba3  1,001,230
 Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
California - 12.3%

Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,                          N/R  3,073,590
 7.000%, 9/01/33

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris         BB-  1,869,400
 Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of             N/R    310,852
 Riverside Project, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)

California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS Series 344,                     AAA  7,620,704
 11.580%, 5/01/13 (IF)

California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur                      N/R  1,472,145
 University, Series 2003, 6.625%, 10/01/33

California Statewide Communities Development Authority, Revenue Bonds, East Valley Tourist                    N/R  2,855,070
 Authority, Senior Lien, Series 2003B, 9.250%, 10/01/20

Capistrano Unified School District, Orange County, California, Community Facilities District No. 90-2         N/R  2,003,480
 Talega, Special Tax Bonds, Series 2003, 6.000%, 9/01/33 (WI, Settling on 11/05/03)

Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002,       N/R  1,537,950
 6.200%, 9/01/32

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed                  BBB  1,029,990
 Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed                  BBB  1,023,230
 Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed                  BBB  2,056,600
 Revenue Bonds, Series 2003-A5, 7.875%, 6/01/42

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed                  BBB  1,824,680
 Revenue Bonds, Series 2003A-1, 6.750%, 6/01/39

Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds,                   N/R  2,456,575
 Series 2003H, 6.375%, 10/01/33

Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities         N/R  2,033,360
 District of Mountain House, Series 2002, 6.375%, 9/01/32

Regional Airports Improvement Corporation, California, American Airlines Inc. Terminal 4 Project, Los          B-    972,520
 Angeles International Airport Facilities, Sublease Revenue Bonds, Series 2002C, 7.500%, 12/01/24
 (Alternative Minimum Tax)

----
13

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             California (continued)

    $  1,415 Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,
              Series 2003, 5.700%, 9/01/36

       2,500 Norco, California, Special Tax Bonds, Community Facilities District 01-1, Series 2002, 7.000%, 9/01/33

             West Patterson Financing Authority, California, Community Facilities District 01-1, Special Tax Bonds,
             Series 2003B:
       1,100  6.750%, 9/01/30
       3,400  7.000%, 9/01/38
---------------------------------------------------------------------------------------------------------------------
             Colorado - 15.4%

       2,970 Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and
              Improvement Bonds, Series 2003, 7.900%, 11/15/23

       2,000 Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1
              Revenue Bonds, Series 2002B, 7.400%, 12/01/27

       2,750 Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,
              Series 2002, 7.375%, 12/01/32

       4,000 Colorado Educational and Cultural Facilities Authority, Boulder County, Colorado, Charter School
              Revenue Bonds, Peak to Peak Charter School Project, Created by Boulder Valley School District No.
              RE-2, 7.625%, 8/15/31

       2,940 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,
              Frontier Academy Project in Weld County School District No. 6, 7.250%, 6/01/20

       2,000 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass
              Montessori Secondary School Project, Jefferson County School District R-1, Series 2002,
              8.000%, 2/15/32

             Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Platte River
             Academy Project, Douglas County School District No. RE-1, Series 2002A:
       1,000  7.250%, 3/01/22
         750  7.250%, 3/01/32

       2,500 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori
              Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

       4,600 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek
              Education Center, Series 2002A, 7.625%, 3/15/32

       1,000 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Classical
              Academy Project, Series 2003, 5.000%, 12/01/33 - XLCA Insured

       4,240 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB
              Charter School Project, Series 2003, 7.750%, 10/15/33

       1,065 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Leadership
              Preparatory Academy, Series 2003, 7.875%, 5/01/27 (WI, Settling 11/06/03)

             Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver
             Academy, Series 2003A:
         500  7.000%, 11/01/23 (WI, Settling 11/06/03)
         810  7.125%, 11/01/28 (WI, Settling 11/06/03)

             Colorado Health Facilities Authority, Revenue Refunding Bonds, National Benevolent Association Multi-
             Facility Refunding Project, Series 1998A:
         200  5.150%, 1/01/12
          25  5.250%, 1/01/27

       1,000 Colorado Health Facilities Authority, Revenue Bonds, National Benevolent Association, Series 1998B,
              5.250%, 2/01/28

       2,230 Conservatory Metropolitan District of Arapahoe County, Aurora, Colorado, General Obligation Bonds,
              Series 2003, 7.550%, 12/01/32

       2,350 Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
California (continued)

Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,  9/13 at 102.00
 Series 2003, 5.700%, 9/01/36

Norco, California, Special Tax Bonds, Community Facilities District 01-1, Series 2002, 7.000%, 9/01/33   9/12 at 102.00

West Patterson Financing Authority, California, Community Facilities District 01-1, Special Tax Bonds,
Series 2003B:
 6.750%, 9/01/30                                                                                        9/13 at 103.00
 7.000%, 9/01/38                                                                                        9/13 at 103.00
------------------------------------------------------------------------------------------------------------------------
Colorado - 15.4%

Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and                No Opt. Call
 Improvement Bonds, Series 2003, 7.900%, 11/15/23

Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1             No Opt. Call
 Revenue Bonds, Series 2002B, 7.400%, 12/01/27

Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,  12/12 at 100.00
 Series 2002, 7.375%, 12/01/32

Colorado Educational and Cultural Facilities Authority, Boulder County, Colorado, Charter School         8/11 at 100.00
 Revenue Bonds, Peak to Peak Charter School Project, Created by Boulder Valley School District No.
 RE-2, 7.625%, 8/15/31

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,       6/11 at 100.00
 Frontier Academy Project in Weld County School District No. 6, 7.250%, 6/01/20

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass            2/12 at 100.00
 Montessori Secondary School Project, Jefferson County School District R-1, Series 2002,
 8.000%, 2/15/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Platte River
Academy Project, Douglas County School District No. RE-1, Series 2002A:
 7.250%, 3/01/22                                                                                        3/12 at 100.00
 7.250%, 3/01/32                                                                                        3/12 at 100.00

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori         5/12 at 102.00
 Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek        3/12 at 100.00
 Education Center, Series 2002A, 7.625%, 3/15/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Classical         12/13 at 100.00
 Academy Project, Series 2003, 5.000%, 12/01/33 - XLCA Insured

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB      10/13 at 100.00
 Charter School Project, Series 2003, 7.750%, 10/15/33

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Leadership        11/13 at 100.00
 Preparatory Academy, Series 2003, 7.875%, 5/01/27 (WI, Settling 11/06/03)

Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver
Academy, Series 2003A:
 7.000%, 11/01/23 (WI, Settling 11/06/03)                                                              11/13 at 100.00
 7.125%, 11/01/28 (WI, Settling 11/06/03)                                                              11/13 at 100.00

Colorado Health Facilities Authority, Revenue Refunding Bonds, National Benevolent Association Multi-
Facility Refunding Project, Series 1998A:
 5.150%, 1/01/12                                                                                        1/08 at 102.00
 5.250%, 1/01/27                                                                                        1/08 at 102.00

Colorado Health Facilities Authority, Revenue Bonds, National Benevolent Association, Series 1998B,      2/08 at 102.00
 5.250%, 2/01/28

Conservatory Metropolitan District of Arapahoe County, Aurora, Colorado, General Obligation Bonds,      12/13 at 102.00
 Series 2003, 7.550%, 12/01/32

Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33         12/13 at 101.00

                                                                                                                      Market
Description                                                                                             Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------
California (continued)

Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,      Baa3 $1,398,926
 Series 2003, 5.700%, 9/01/36

Norco, California, Special Tax Bonds, Community Facilities District 01-1, Series 2002, 7.000%, 9/01/33        N/R  2,538,150

West Patterson Financing Authority, California, Community Facilities District 01-1, Special Tax Bonds,
Series 2003B:
 6.750%, 9/01/30                                                                                             N/R  1,122,781
 7.000%, 9/01/38                                                                                             N/R  3,454,230
----------------------------------------------------------------------------------------------------------------------------
Colorado - 15.4%

Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and                   N/R  2,944,814
 Improvement Bonds, Series 2003, 7.900%, 11/15/23

Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1                N/R  2,001,780
 Revenue Bonds, Series 2002B, 7.400%, 12/01/27

Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,        N/R  2,746,480
 Series 2002, 7.375%, 12/01/32

Colorado Educational and Cultural Facilities Authority, Boulder County, Colorado, Charter School              Ba2  4,163,320
 Revenue Bonds, Peak to Peak Charter School Project, Created by Boulder Valley School District No.
 RE-2, 7.625%, 8/15/31

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,            Ba1  3,028,523
 Frontier Academy Project in Weld County School District No. 6, 7.250%, 6/01/20

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass                 N/R  2,029,180
 Montessori Secondary School Project, Jefferson County School District R-1, Series 2002,
 8.000%, 2/15/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Platte River
Academy Project, Douglas County School District No. RE-1, Series 2002A:
 7.250%, 3/01/22                                                                                             Ba2  1,013,250
 7.250%, 3/01/32                                                                                             Ba2    755,243

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori              N/R  2,470,975
 Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek             N/R  4,605,474
 Education Center, Series 2002A, 7.625%, 3/15/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Classical               AAA    999,180
 Academy Project, Series 2003, 5.000%, 12/01/33 - XLCA Insured

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB            N/R  4,210,447
 Charter School Project, Series 2003, 7.750%, 10/15/33

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Leadership              N/R  1,050,974
 Preparatory Academy, Series 2003, 7.875%, 5/01/27 (WI, Settling 11/06/03)

Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver
Academy, Series 2003A:
 7.000%, 11/01/23 (WI, Settling 11/06/03)                                                                    BB+    486,900
 7.125%, 11/01/28 (WI, Settling 11/06/03)                                                                    BB+    787,020

Colorado Health Facilities Authority, Revenue Refunding Bonds, National Benevolent Association Multi-
Facility Refunding Project, Series 1998A:
 5.150%, 1/01/12                                                                                              B3    123,000
 5.250%, 1/01/27                                                                                              B3     15,375

Colorado Health Facilities Authority, Revenue Bonds, National Benevolent Association, Series 1998B,            B3    615,000
 5.250%, 2/01/28

Conservatory Metropolitan District of Arapahoe County, Aurora, Colorado, General Obligation Bonds,            N/R  2,172,265
 Series 2003, 7.550%, 12/01/32

Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33               N/R  2,352,397

----
14

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

    $  5,035 Maher Ranch Metropolitan District No. 4, Colorado, General Obligation Bonds, Series 2003,            12/13 at 102.00
              7.875%, 12/01/33

       2,000 Park Creek Metropolitan District, Colorado, Limited Obligation Revenue Bonds, 2003 Series CR-1,         No Opt. Call
              7.875%, 12/01/32 (Mandatory put 12/01/13)

       5,300 Plaza Metropolitan District No. 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,      6/14 at 101.00
              8.000%, 12/01/25
----------------------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.1%

       1,455 Connecticut Development Authority, Health Facility Refunding Revenue Bonds, Alzheimer's Resource      8/04 at 102.00
              Center of Connecticut, Inc. Project, Series 1994A, 7.125%, 8/15/14

             Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
             Project, Series 1993A:
         330  5.500%, 1/01/14 (Alternative Minimum Tax)                                                            1/04 at 101.00
       1,940  5.500%, 1/01/20 (Alternative Minimum Tax)                                                            1/04 at 101.00
----------------------------------------------------------------------------------------------------------------------------------
             Florida - 4.3%

       2,000 Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2002A,        10/12 at 102.00
              10.000%, 10/01/33

       4,000 Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A,        10/12 at 102.00
              8.950%, 10/01/33

       1,490 Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy            6/05 at 102.00
              Residential Services Inc. Project, Series 1995, 8.000%, 6/01/22

       1,000 Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,       4/10 at 101.00
              National Gypsum Company - Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
              Minimum Tax)

       1,215 Jacksonville Health Facilities Authority, Florida, Industrial Development Revenue Bonds, National    12/03 at 101.00
              Benevolent Association - Cypress Village Project, Series 1992, 7.000%, 12/01/22

       1,000 Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,       12/04 at 102.00
              Indiantown Cogeneration, L.P. Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

         310 Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding    12/04 at 102.00
              Bonds, Indiantown Cogeneration, L.P. Project, Series B, 8.050%, 12/15/25 (Alternative Minimum Tax)

       2,500 Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds,       5/12 at 101.00
              Series 2002A, 7.375%, 5/01/33
----------------------------------------------------------------------------------------------------------------------------------
             Georgia - 0.9%

             City of Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
       1,650  7.750%, 12/01/14                                                                                    12/11 at 101.00
       1,400  7.900%, 12/01/24                                                                                    12/11 at 101.00
----------------------------------------------------------------------------------------------------------------------------------
             Hawaii - 1.2%

       4,000 Hawaii Department of Budget and Finance, Special Purpose Mortgage Revenue Bonds, Citizens            12/03 at 101.00
              Utilities, Series 1993, 5.538%, 12/15/23 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Idaho - 1.0%

       3,580 Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC       8/09 at 102.00
              Corporation Project, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Illinois - 6.4%

       1,595 Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998,  1/09 at 100.00
              7.000%, 1/01/14

       1,000 Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,    12/12 at 100.00
              Series 2002A, 6.125%, 12/01/22

         750 Illinois Development Finance Authority, Environmental Services Revenue Bonds, CITGO Petroleum         6/12 at 100.00
              Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Maher Ranch Metropolitan District No. 4, Colorado, General Obligation Bonds, Series 2003,                  N/R $4,943,564
 7.875%, 12/01/33

Park Creek Metropolitan District, Colorado, Limited Obligation Revenue Bonds, 2003 Series CR-1,            N/R  1,975,240
 7.875%, 12/01/32 (Mandatory put 12/01/13)

Plaza Metropolitan District No. 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,           N/R  5,317,278
 8.000%, 12/01/25
-------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.1%

Connecticut Development Authority, Health Facility Refunding Revenue Bonds, Alzheimer's Resource           N/R  1,397,280
 Center of Connecticut, Inc. Project, Series 1994A, 7.125%, 8/15/14

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
Project, Series 1993A:
 5.500%, 1/01/14 (Alternative Minimum Tax)                                                                BBB    331,228
 5.500%, 1/01/20 (Alternative Minimum Tax)                                                                BBB  1,917,341
-------------------------------------------------------------------------------------------------------------------------
Florida - 4.3%

Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2002A,              N/R  2,371,720
 10.000%, 10/01/33

Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A,              N/R  4,443,720
 8.950%, 10/01/33

Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy                 N/R  1,515,539
 Residential Services Inc. Project, Series 1995, 8.000%, 6/01/22

Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,            N/R  1,061,030
 National Gypsum Company - Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
 Minimum Tax)

Jacksonville Health Facilities Authority, Florida, Industrial Development Revenue Bonds, National           B3    747,225
 Benevolent Association - Cypress Village Project, Series 1992, 7.000%, 12/01/22

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,            BBB-  1,044,670
 Indiantown Cogeneration, L.P. Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding         BBB-    322,155
 Bonds, Indiantown Cogeneration, L.P. Project, Series B, 8.050%, 12/15/25 (Alternative Minimum Tax)

Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds,            N/R  2,570,375
 Series 2002A, 7.375%, 5/01/33
-------------------------------------------------------------------------------------------------------------------------
Georgia - 0.9%

City of Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
 7.750%, 12/01/14                                                                                         N/R  1,694,665
 7.900%, 12/01/24                                                                                         N/R  1,442,308
-------------------------------------------------------------------------------------------------------------------------
Hawaii - 1.2%

Hawaii Department of Budget and Finance, Special Purpose Mortgage Revenue Bonds, Citizens                  A-2  4,038,480
 Utilities, Series 1993, 5.538%, 12/15/23 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Idaho - 1.0%

Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC            BB+  3,353,887
 Corporation Project, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Illinois - 6.4%

Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998,       N/R  1,574,871
 7.000%, 1/01/14

Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,          BBB    981,200
 Series 2002A, 6.125%, 12/01/22

Illinois Development Finance Authority, Environmental Services Revenue Bonds, CITGO Petroleum              Ba3    761,610
 Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)

----
15

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

    $  3,015 Illinois Educational Facilities Authority, Revenue Bonds, Series 1993, Columbia College,
              6.125%, 12/01/18 (Pre-refunded to 12/01/03)

       1,470 Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,
              5.750%, 8/15/27

             Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital Project,
             Series 1991:
         355  7.500%, 1/01/11
         925  7.375%, 1/01/23

       1,000 Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement
              Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

         300 Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A, Liberty Towers
              Project, 7.000%, 11/01/29 (Alternative Minimum Tax)

       3,495 Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33

       1,000 Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project, Foster Wheeler Subordinate
              Guaranty, Series 1999D, 0.000%, 10/15/09 (Alternative Minimum Tax)

             Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring Project, Series 1999C, Guaranteed
             by Foster Wheeler:
         417  7.250%, 10/15/09 (Alternative Minimum Tax)
       3,200  7.250%, 10/15/24 (Alternative Minimum Tax)

       2,100 Round Lake, Illinois, Lakewood Grove Special Service Area No. 1, Special Tax Bonds, Series 2003,
              6.700%, 3/01/33

       3,570 Round Lake, Illinois, Lakewood Grove Special Service Area No. 3, Special Tax Bonds, Series 2003,
              6.750%, 3/01/33
--------------------------------------------------------------------------------------------------------------------
             Indiana - 2.9%

       1,065 Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, United Airlines, Inc.,
              Indianapolis Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum
              Tax)

         150 Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,
              Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)

          50 Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,
              Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)

          45 Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,
              Series 2000 Refunding, 6.700%, 4/01/29 (Alternative Minimum Tax)

         890 City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indianapolis Power and Light Company,
              Series 1991 Refunding, 5.750%, 8/01/21

       1,500 City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company,
              Series 1996, 6.375%, 11/01/29

         750 City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds, Series 1995A, Indianapolis
              Power and Light Company Project, 6.625%, 12/01/24 - ACA Insured

       5,830 Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds, Steel Dynamics Inc.,
              Project, Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Iowa - 0.2%

         685 Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project,
              Series 1999, 7.375%, 10/01/19
--------------------------------------------------------------------------------------------------------------------
             Kentucky - 2.7%

       2,000 County of Henderson, Kentucky, Solid Waste Disposal Revenue Bonds, MacMillan Bloedel Project,
              Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

         130 Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air
              Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Educational Facilities Authority, Revenue Bonds, Series 1993, Columbia College,               12/03 at 102.00       BBB
 6.125%, 12/01/18 (Pre-refunded to 12/01/03)

Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,             8/07 at 101.00        A-
 5.750%, 8/15/27

Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital Project,
Series 1991:
 7.500%, 1/01/11                                                                                       1/04 at 100.00       BB+
 7.375%, 1/01/23                                                                                       1/04 at 100.00       BB+

Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement       5/12 at 101.00      Baa2
 Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A, Liberty Towers      11/09 at 100.00        A2
 Project, 7.000%, 11/01/29 (Alternative Minimum Tax)

Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33      3/13 at 102.00       N/R

Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project, Foster Wheeler Subordinate     No Opt. Call       N/R
 Guaranty, Series 1999D, 0.000%, 10/15/09 (Alternative Minimum Tax)

Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring Project, Series 1999C, Guaranteed
by Foster Wheeler:
 7.250%, 10/15/09 (Alternative Minimum Tax)                                                              No Opt. Call       N/R
 7.250%, 10/15/24 (Alternative Minimum Tax)                                                              No Opt. Call       N/R

Round Lake, Illinois, Lakewood Grove Special Service Area No. 1, Special Tax Bonds, Series 2003,        3/13 at 102.00       N/R
 6.700%, 3/01/33

Round Lake, Illinois, Lakewood Grove Special Service Area No. 3, Special Tax Bonds, Series 2003,        3/13 at 102.00       N/R
 6.750%, 3/01/33
---------------------------------------------------------------------------------------------------------------------------------
Indiana - 2.9%

Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, United Airlines, Inc.,      11/05 at 102.00        Ca
 Indianapolis Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum
 Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,       12/07 at 102.00       Ba3
 Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,        4/09 at 102.00       Ba3
 Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,        4/10 at 101.00       Ba3
 Series 2000 Refunding, 6.700%, 4/01/29 (Alternative Minimum Tax)

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indianapolis Power and Light Company,     8/11 at 102.00      Baa2
 Series 1991 Refunding, 5.750%, 8/01/21

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company,          8/11 at 102.00      Baa3
 Series 1996, 6.375%, 11/01/29

City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds, Series 1995A, Indianapolis     12/04 at 102.00         A
 Power and Light Company Project, 6.625%, 12/01/24 - ACA Insured

Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds, Steel Dynamics Inc.,           11/10 at 102.00       N/R
 Project, Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Iowa - 0.2%

Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project, 10/10 at 102.00       N/R
 Series 1999, 7.375%, 10/01/19
---------------------------------------------------------------------------------------------------------------------------------
Kentucky - 2.7%

County of Henderson, Kentucky, Solid Waste Disposal Revenue Bonds, MacMillan Bloedel Project,           3/05 at 102.00       BBB
 Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air       2/04 at 100.00         B
 Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Educational Facilities Authority, Revenue Bonds, Series 1993, Columbia College,               $3,088,174
 6.125%, 12/01/18 (Pre-refunded to 12/01/03)

Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,             1,138,486
 5.750%, 8/15/27

Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital Project,
Series 1991:
 7.500%, 1/01/11                                                                                         354,996
 7.375%, 1/01/23                                                                                         915,149

Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement       1,002,950
 Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A, Liberty Towers         301,161
 Project, 7.000%, 11/01/29 (Alternative Minimum Tax)

Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33      3,463,335

Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project, Foster Wheeler Subordinate     285,630
 Guaranty, Series 1999D, 0.000%, 10/15/09 (Alternative Minimum Tax)

Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring Project, Series 1999C, Guaranteed
by Foster Wheeler:
 7.250%, 10/15/09 (Alternative Minimum Tax)                                                              279,787
 7.250%, 10/15/24 (Alternative Minimum Tax)                                                            1,186,599

Round Lake, Illinois, Lakewood Grove Special Service Area No. 1, Special Tax Bonds, Series 2003,        2,171,379
 6.700%, 3/01/33

Round Lake, Illinois, Lakewood Grove Special Service Area No. 3, Special Tax Bonds, Series 2003,        3,584,994
 6.750%, 3/01/33
-----------------------------------------------------------------------------------------------------------------
Indiana - 2.9%

Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, United Airlines, Inc.,         370,088
 Indianapolis Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum
 Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,          122,273
 Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,           40,776
 Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,           42,339
 Series 2000 Refunding, 6.700%, 4/01/29 (Alternative Minimum Tax)

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indianapolis Power and Light Company,       858,005
 Series 1991 Refunding, 5.750%, 8/01/21

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company,          1,456,500
 Series 1996, 6.375%, 11/01/29

City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds, Series 1995A, Indianapolis        790,057
 Power and Light Company Project, 6.625%, 12/01/24 - ACA Insured

Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds, Steel Dynamics Inc.,            5,836,471
 Project, Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Iowa - 0.2%

Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project,    723,367
 Series 1999, 7.375%, 10/01/19
-----------------------------------------------------------------------------------------------------------------
Kentucky - 2.7%

County of Henderson, Kentucky, Solid Waste Disposal Revenue Bonds, MacMillan Bloedel Project,           2,103,140
 Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air         125,791
 Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

----
16

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Kentucky (continued)

             Kentucky Economic Development Financing Authority, Hospital System Revenue and Refunding
             Improvement Bonds, Applachian Regional Healthcare, Inc. Project, Series 1997:
    $  1,000  5.850%, 10/01/17
       2,500  5.875%, 10/01/22

             Newport Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Public Parking and
             Plaza Project, Series 2000A:
       1,455  8.375%, 1/01/18
       2,170  8.500%, 1/01/27
--------------------------------------------------------------------------------------------------------------------
             Louisiana - 1.1%

         505 East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,
              Series 1998 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

       1,230 Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation Guaranteed,
              Series 1990, 9.000%, 3/01/10 (Alternative Minimum Tax)

       2,000 Parish of West Felciana, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company -
              Entergy Project, Series 19984I, 7.700%, 12/01/14
--------------------------------------------------------------------------------------------------------------------
             Maryland - 1.3%

       3,300 Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds, AES
              Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

         250 Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life,
              Series 2001A, 6.750%, 4/01/23

             Prince George's County, Maryland, Project and Refunding Revenue Bonds, Dimensions Health
             Corporation Issue, Series 1994:
          25  5.100%, 7/01/06
         490  5.375%, 7/01/14
         700  5.300%, 7/01/24
--------------------------------------------------------------------------------------------------------------------
             Massachusetts - 1.8%

       2,000 Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,
              Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

         500 Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill
              1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)

       1,000 Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill
              Project, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

       1,345 Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,
              Eco/Springfield, LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

       1,000 Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
              Haverhill Project, Series 1992A Remarketing, 4.850%, 12/01/05
--------------------------------------------------------------------------------------------------------------------
             Michigan - 5.5%

       4,595 Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,
              5.500%, 5/01/21

             Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy,
             Series 2001A:
       2,000  7.500%, 10/01/12
       3,500  8.000%, 10/01/31

             Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning
             Academy, Series 2001:
       1,400  7.250%, 10/01/11
         750  7.625%, 10/01/21

             Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Detroit Medical Center
             Obligated Group, Series 1993A:
         665  6.250%, 8/15/13
         470  6.500%, 8/15/18

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Kentucky (continued)

Kentucky Economic Development Financing Authority, Hospital System Revenue and Refunding
Improvement Bonds, Applachian Regional Healthcare, Inc. Project, Series 1997:
 5.850%, 10/01/17                                                                                      4/08 at 102.00       BB-
 5.875%, 10/01/22                                                                                      4/08 at 102.00       BB-

Newport Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Public Parking and
Plaza Project, Series 2000A:
 8.375%, 1/01/18                                                                                       7/10 at 104.00       N/R
 8.500%, 1/01/27                                                                                       7/10 at 104.00       N/R
---------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.1%

East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,       3/08 at 102.00       Ba3
 Series 1998 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation Guaranteed,          No Opt. Call       N/R
 Series 1990, 9.000%, 3/01/10 (Alternative Minimum Tax)

Parish of West Felciana, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company -   12/03 at 101.00       BB+
 Entergy Project, Series 19984I, 7.700%, 12/01/14
---------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.3%

Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds, AES            9/05 at 102.00       N/R
 Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life,  4/11 at 101.00       N/R
 Series 2001A, 6.750%, 4/01/23

Prince George's County, Maryland, Project and Refunding Revenue Bonds, Dimensions Health
Corporation Issue, Series 1994:
 5.100%, 7/01/06                                                                                       7/04 at 102.00        B3
 5.375%, 7/01/14                                                                                       7/04 at 102.00        B3
 5.300%, 7/01/24                                                                                       7/04 at 102.00        B3
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.8%

Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,            9/12 at 102.00       N/R
 Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill             12/08 at 102.00       BBB
 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill             12/09 at 102.00       BBB
 Project, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,                 No Opt. Call       N/R
 Eco/Springfield, LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden                 No Opt. Call       BBB
 Haverhill Project, Series 1992A Remarketing, 4.850%, 12/01/05
---------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.5%

Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,               5/09 at 101.00       BB-
 5.500%, 5/01/21

Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy,
Series 2001A:
 7.500%, 10/01/12                                                                                     10/09 at 102.00       Ba1
 8.000%, 10/01/31                                                                                     10/09 at 102.00       Ba1

Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning
Academy, Series 2001:
 7.250%, 10/01/11                                                                                     10/09 at 102.00       Ba1
 7.625%, 10/01/21                                                                                     10/09 at 102.00       Ba1

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Detroit Medical Center
Obligated Group, Series 1993A:
 6.250%, 8/15/13                                                                                       2/04 at 102.00       Ba3
 6.500%, 8/15/18                                                                                       2/04 at 102.00       Ba3

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Kentucky (continued)

Kentucky Economic Development Financing Authority, Hospital System Revenue and Refunding
Improvement Bonds, Applachian Regional Healthcare, Inc. Project, Series 1997:
 5.850%, 10/01/17                                                                                     $  919,700
 5.875%, 10/01/22                                                                                      2,207,125

Newport Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Public Parking and
Plaza Project, Series 2000A:
 8.375%, 1/01/18                                                                                       1,398,837
 8.500%, 1/01/27                                                                                       2,094,462
-----------------------------------------------------------------------------------------------------------------
Louisiana - 1.1%

East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,         466,529
 Series 1998 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation Guaranteed,        1,263,210
 Series 1990, 9.000%, 3/01/10 (Alternative Minimum Tax)

Parish of West Felciana, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company -    2,028,320
 Entergy Project, Series 19984I, 7.700%, 12/01/14
-----------------------------------------------------------------------------------------------------------------
Maryland - 1.3%

Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds, AES            3,347,883
 Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life,    205,000
 Series 2001A, 6.750%, 4/01/23

Prince George's County, Maryland, Project and Refunding Revenue Bonds, Dimensions Health
Corporation Issue, Series 1994:
 5.100%, 7/01/06                                                                                          19,273
 5.375%, 7/01/14                                                                                         335,449
 5.300%, 7/01/24                                                                                         470,981
-----------------------------------------------------------------------------------------------------------------
Massachusetts - 1.8%

Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,            1,941,040
 Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill                479,740
 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill              1,057,360
 Project, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,               1,436,769
 Eco/Springfield, LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden               1,006,260
 Haverhill Project, Series 1992A Remarketing, 4.850%, 12/01/05
-----------------------------------------------------------------------------------------------------------------
Michigan - 5.5%

Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,               3,589,706
 5.500%, 5/01/21

Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy,
Series 2001A:
 7.500%, 10/01/12                                                                                      2,000,400
 8.000%, 10/01/31                                                                                      3,455,410

Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning
Academy, Series 2001:
 7.250%, 10/01/11                                                                                      1,398,628
 7.625%, 10/01/21                                                                                        747,030

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Detroit Medical Center
Obligated Group, Series 1993A:
 6.250%, 8/15/13                                                                                         510,753
 6.500%, 8/15/18                                                                                         346,578

----
17

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

    $  4,175 Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan          1/06 at 102.00
              Obligation Group, Series 1995, 6.500%, 1/01/25

             Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,
             Series 1995:
         135  6.625%, 1/01/16                                                                                     1/06 at 102.00
         275  6.700%, 1/01/26                                                                                     1/06 at 102.00

             Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan
             Obligated Group, Series 1997:
         275  6.375%, 1/01/15                                                                                     1/07 at 102.00
         535  6.375%, 1/01/25                                                                                     1/07 at 102.00

             Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated
             Group, Series 1998A:
          85  5.125%, 8/15/18                                                                                     8/08 at 101.00
          10  5.250%, 8/15/23                                                                                     8/08 at 101.00
         795  5.250%, 8/15/28                                                                                     8/08 at 101.00

         150 Economic Development Corporation of the County of Midland, Michigan, Series 2000A, Subordinated      7/07 at 101.00
              Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project,
              6.875%, 7/23/09 (Alternative Minimum Tax)

             Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
             Group, Series 1993:
         140  6.000%, 8/01/13                                                                                     2/04 at 102.00
         265  6.000%, 8/01/18                                                                                     2/04 at 102.00
          85  6.000%, 8/01/23                                                                                     2/04 at 102.00

         500 Wayne County, Michigan, Special Airport Facilities Revenue Bonds, Northwest Airlines Inc. Refunding 12/05 at 102.00
              Series 1995, 6.750%, 12/01/15
---------------------------------------------------------------------------------------------------------------------------------
             Minnesota - 3.2%

       3,250 Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint        6/12 at 101.00
              Luke's Hospital, Series 2002, 7.250%, 6/15/32

       2,500 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,  4/11 at 101.00
              Northwest Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

         400 Northwest Minnesota Multi-County Housing and Redevelopment Authority, Governmental Housing          10/04 at 102.00
              Revenue Bonds, Pooled Housing Program, Series 1994B, 8.125%, 10/01/26

         135 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast         11/03 at 102.00
              Project, Series 1993B, 6.625%, 11/01/17

         180 Housing and Redevelopment Authority of the City of St. Paul, Hospital Facility Revenue Bonds,       11/03 at 102.00
              HealthEast Project, Series 1993A Refunding, 6.625%, 11/01/17

       3,000 Housing and Redevelopment Authority of the City of South St. Paul, Minnesota, Hospital Facility     11/04 at 102.00
              Revenue Refunding Bonds, HealthEast Project, Series 1994, 6.750%, 11/01/09

       1,205 City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue Refunding Bonds, White      11/03 at 102.00
              Bear Lake Care Center, Inc, Project, Series 1992, 8.250%, 11/01/12
---------------------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.3%

       1,000 Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,     3/12 at 100.00
              Series 1999, 5.200%, 10/01/12
---------------------------------------------------------------------------------------------------------------------------------
             Montana - 1.9%

       6,500 Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project,      7/10 at 101.00
              Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
             Nevada - 2.5%

         330 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,            1/04 at 101.00
              Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)

         345 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,           10/04 at 100.00
              Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

                                                                                                                  Market
Description                                                                                         Ratings**      Value
------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan               N/R $3,739,005
 Obligation Group, Series 1995, 6.500%, 1/01/25

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,
Series 1995:
 6.625%, 1/01/16                                                                                         Ba3    103,942
 6.700%, 1/01/26                                                                                         Ba3    197,255

Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan
Obligated Group, Series 1997:
 6.375%, 1/01/15                                                                                         N/R    259,971
 6.375%, 1/01/25                                                                                         N/R    475,444

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated
Group, Series 1998A:
 5.125%, 8/15/18                                                                                         Ba3     53,715
 5.250%, 8/15/23                                                                                         Ba3      6,019
 5.250%, 8/15/28                                                                                         Ba3    457,379

Economic Development Corporation of the County of Midland, Michigan, Series 2000A, Subordinated           BB+    153,705
 Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project,
 6.875%, 7/23/09 (Alternative Minimum Tax)

Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
Group, Series 1993:
 6.000%, 8/01/13                                                                                         Ba1    117,993
 6.000%, 8/01/18                                                                                         Ba1    211,931
 6.000%, 8/01/23                                                                                         Ba1     65,416

Wayne County, Michigan, Special Airport Facilities Revenue Bonds, Northwest Airlines Inc. Refunding       N/R    443,270
 Series 1995, 6.750%, 12/01/15
------------------------------------------------------------------------------------------------------------------------
Minnesota - 3.2%

Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint              BB  3,313,797
 Luke's Hospital, Series 2002, 7.250%, 6/15/32

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,       N/R  2,281,100
 Northwest Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

Northwest Minnesota Multi-County Housing and Redevelopment Authority, Governmental Housing                N/R    280,000
 Revenue Bonds, Pooled Housing Program, Series 1994B, 8.125%, 10/01/26

St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast               Ba2    135,112
 Project, Series 1993B, 6.625%, 11/01/17

Housing and Redevelopment Authority of the City of St. Paul, Hospital Facility Revenue Bonds,             Ba2    180,149
 HealthEast Project, Series 1993A Refunding, 6.625%, 11/01/17

Housing and Redevelopment Authority of the City of South St. Paul, Minnesota, Hospital Facility           Ba2  3,073,320
 Revenue Refunding Bonds, HealthEast Project, Series 1994, 6.750%, 11/01/09

City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue Refunding Bonds, White            N/R  1,216,411
 Bear Lake Care Center, Inc, Project, Series 1992, 8.250%, 11/01/12
------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.3%

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,          Ba3    918,720
 Series 1999, 5.200%, 10/01/12
------------------------------------------------------------------------------------------------------------------------
Montana - 1.9%

Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project,           Ba3  6,230,315
 Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Nevada - 2.5%

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                  B-    261,700
 Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                  B-    285,626
 Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

----
18

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Nevada (continued)
    $  1,040 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,             1/04 at 101.00
              Series 1995C, Variable Rate Demand Bonds, 5.500%, 10/01/30
         110 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,            11/04 at 100.00
              Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
       2,535 Clark County, Nevada, Pollution Control Revenue Bonds, Southern California Edison, Series 1988A,      2/04 at 101.00
              5.400%, 2/01/10 (Alternative Minimum Tax)
          25 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D,            1/05 at 100.00
              5.450%, 10/01/23
       3,400 Nevada Director of Business and Industry, Las Vegas Monorail Company Project, Second Tier             1/10 at 102.00
              Series 2000, 7.375%, 1/01/40
       1,000 Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured       10/12 at 101.00
----------------------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.5%
       1,500 New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital,             10/11 at 101.00
              Series 2001A, 5.750%, 10/01/31
----------------------------------------------------------------------------------------------------------------------------------
             New Jersey - 1.7%
       2,155 New Jersey Economic Development Authority, Industrial Development Revenue Bonds, Newark Airport       4/06 at 102.00
              Marriott Hotel, Series 1996 Refunding, 7.000%, 10/01/14
       2,000 New Jersey Economic Development Authority, Special Facility Revenue Bonds, Continental Airlines Inc.  6/13 at 101.00
              Project, Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)
       1,250 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,          6/13 at 100.00
              Series 2003, 6.750%, 6/01/39
----------------------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.2%
         780 City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California        4/04 at 100.00
              Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21
----------------------------------------------------------------------------------------------------------------------------------
             New York - 1.8%
       1,360 Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Laidlaw Energy and           No Opt. Call
              Environmental Inc. Project, Series 1999A, 8.500%, 7/01/21 (Alternative Minimum Tax)
       1,500 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B,             No Opt. Call
              5.250%, 12/01/13
         750 New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British     12/12 at 101.00
              Airways PLC Project, Series 2002, 7.625%, 12/01/32
         500 New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,             11/12 at 100.00
              Continental Airlines Inc. Project, Series 2003, 8.375%, 11/01/16 (Alternative Minimum Tax)
              (WI, Settling 11/05/03)
             Dormitory Authority of the State of New York, NYACK Hospital Revenue Bonds, Series 1996:
       1,270  6.000%, 7/01/06                                                                                      7/06 at 102.00
         500  6.250%, 7/01/13                                                                                      7/06 at 102.00
         500 Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,             7/09 at 101.00
              Series 1999, 6.125%, 7/01/21 - RAAI Insured
----------------------------------------------------------------------------------------------------------------------------------
             North Dakota - 0.3%
       1,000 Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project,       2/05 at 103.00
              Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Ohio - 1.2%
         400 Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, North Star BHP Steel L.L.C.     9/05 at 102.00
              Project - The Broken Hill Proprietary Company Limited, Guarantor, Series 1995, 6.300%, 9/01/20
              (Alternative Minimum Tax)
       1,000 Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,        9/08 at 102.00
              Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
       2,500 Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,        9/09 at 102.00
              Convertible Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Nevada (continued)
Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                   B- $  820,612
 Series 1995C, Variable Rate Demand Bonds, 5.500%, 10/01/30
Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                   B-     90,637
 Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
Clark County, Nevada, Pollution Control Revenue Bonds, Southern California Edison, Series 1988A,             C  2,341,605
 5.400%, 2/01/10 (Alternative Minimum Tax)
Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D,                  B-     20,004
 5.450%, 10/01/23
Nevada Director of Business and Industry, Las Vegas Monorail Company Project, Second Tier                  N/R  3,361,376
 Series 2000, 7.375%, 1/01/40
Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured               A  1,061,320
-------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.5%
New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital,                    A+  1,536,930
 Series 2001A, 5.750%, 10/01/31
-------------------------------------------------------------------------------------------------------------------------
New Jersey - 1.7%
New Jersey Economic Development Authority, Industrial Development Revenue Bonds, Newark Airport            Ba3  2,154,009
 Marriott Hotel, Series 1996 Refunding, 7.000%, 10/01/14
New Jersey Economic Development Authority, Special Facility Revenue Bonds, Continental Airlines Inc.         B  2,176,340
 Project, Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)
Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,               BBB  1,136,125
 Series 2003, 6.750%, 6/01/39
-------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.2%
City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California              BB    806,208
 Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21
-------------------------------------------------------------------------------------------------------------------------
New York - 1.8%
Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Laidlaw Energy and              N/R    869,788
 Environmental Inc. Project, Series 1999A, 8.500%, 7/01/21 (Alternative Minimum Tax)
Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B,                 A-  1,616,175
 5.250%, 12/01/13
New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British           Ba2    739,410
 Airways PLC Project, Series 2002, 7.625%, 12/01/32
New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,                  CCC+    486,625
 Continental Airlines Inc. Project, Series 2003, 8.375%, 11/01/16 (Alternative Minimum Tax)
 (WI, Settling 11/05/03)
Dormitory Authority of the State of New York, NYACK Hospital Revenue Bonds, Series 1996:
 6.000%, 7/01/06                                                                                          Ba3  1,221,321
 6.250%, 7/01/13                                                                                          Ba3    452,085
Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,                   AA    549,275
 Series 1999, 6.125%, 7/01/21 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------------
North Dakota - 0.3%
Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project,            N/R  1,028,930
 Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Ohio - 1.2%
Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, North Star BHP Steel L.L.C.           A+    415,912
 Project - The Broken Hill Proprietary Company Limited, Guarantor, Series 1995, 6.300%, 9/01/20
 (Alternative Minimum Tax)
Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,             N/R    921,530
 Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,             N/R  2,488,425
 Convertible Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

----
19

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             Oklahoma - 2.3%

    $    100 Oklahoma County Industrial Authority, Health Care Revenue Bonds, National Benevolent Association,    2/09 at 102.00
              Oklahoma Christian Church Project, Series 1999, 5.100%, 2/01/11

             Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue and Refunding Bonds,
             Series 1999A:
       1,250  5.125%, 8/15/10                                                                                     8/09 at 101.00
       1,000  5.750%, 8/15/12                                                                                     8/09 at 101.00
         760  5.750%, 8/15/13                                                                                     8/09 at 101.00
         710  5.750%, 8/15/15                                                                                     8/09 at 101.00
       1,650  5.625%, 8/15/19                                                                                     8/09 at 101.00
       3,050  5.625%, 8/15/29                                                                                     8/09 at 101.00

         250 Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Series 1995, American        6/05 at 102.00
              Airlines, 6.250%, 6/01/20

       1,100 Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Refunding Series 2001B,     12/08 at 100.00
              American Airlines Inc., 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)
---------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 4.8%

             Allegheny County Hospital Development Authority, Pennsylvania, Health System Revenue Bonds,
             Series 2000B, West Penn Allegheny Health System:
         625  9.250%, 11/15/22                                                                                   11/10 at 102.00
       4,830  9.250%, 11/15/30                                                                                   11/10 at 102.00

         775 Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services, First   11/04 at 102.00
              Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

       1,500 Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley      1/13 at 101.00
              Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25

       1,110 New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,       4/04 at 102.00
              New Morgan Landfill Company, Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative Minimum
              Tax)

         450 Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS    2/13 at 102.00
              Youth Services Inc., Project, Series 2002, 7.500%, 2/15/29

       2,000 Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National     4/09 at 102.00
              Gypsum Company Project, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

             Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds,
             Northampton Generating Project, Senior Series 1994A:
       1,400  6.400%, 1/01/09 (Alternative Minimum Tax)                                                           1/04 at 102.00
       1,500  6.600%, 1/01/19 (Alternative Minimum Tax)                                                           1/04 at 102.00

       1,500 Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver      12/04 at 102.00
              Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.5%

       1,500 Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Mount Hope Bay Village,              5/12 at 102.00
              Series 2002A, 6.875%, 5/01/22
---------------------------------------------------------------------------------------------------------------------------------
             South Carolina - 1.7%

             Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
       4,560  0.000%, 1/01/32                                                                                      1/08 at 25.56
       4,550  0.000%, 1/01/33                                                                                      1/08 at 24.13

         500 Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper        4/13 at 101.00
              Company, Series 2003A Refunding, 6.100%, 4/01/23 (Alternative Minimum Tax)

       2,000 South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health          8/13 at 100.00
              Alliance, 2003C, 6.875%, 8/01/27

             Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-
             Backed Bonds, Series 2001B:
       1,500  6.000%, 5/15/22                                                                                     5/11 at 101.00
       1,045  6.375%, 5/15/28                                                                                     5/11 at 101.00
         335  6.375%, 5/15/30                                                                                       No Opt. Call

                                                                                                                  Market
Description                                                                                         Ratings**      Value
------------------------------------------------------------------------------------------------------------------------
Oklahoma - 2.3%

Oklahoma County Industrial Authority, Health Care Revenue Bonds, National Benevolent Association,          B3 $   61,500
 Oklahoma Christian Church Project, Series 1999, 5.100%, 2/01/11

Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue and Refunding Bonds,
Series 1999A:
 5.125%, 8/15/10                                                                                          B1  1,020,963
 5.750%, 8/15/12                                                                                          B1    817,980
 5.750%, 8/15/13                                                                                          B1    609,421
 5.750%, 8/15/15                                                                                          B1    552,536
 5.625%, 8/15/19                                                                                          B1  1,202,801
 5.625%, 8/15/29                                                                                          B1  2,048,258

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Series 1995, American              B-    207,805
 Airlines, 6.250%, 6/01/20

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Refunding Series 2001B,            B-    925,243
 American Airlines Inc., 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)
------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.8%

Allegheny County Hospital Development Authority, Pennsylvania, Health System Revenue Bonds,
Series 2000B, West Penn Allegheny Health System:
 9.250%, 11/15/22                                                                                          B    642,200
 9.250%, 11/15/30                                                                                          B  4,962,922

Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services, First     BBB-***    825,158
 Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley           N/R  1,490,880
 Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25

New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,            BB-  1,068,075
 New Morgan Landfill Company, Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative Minimum
 Tax)

Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS         N/R    427,527
 Youth Services Inc., Project, Series 2002, 7.500%, 2/15/29

Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National          N/R  2,000,000
 Gypsum Company Project, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds,
Northampton Generating Project, Senior Series 1994A:
 6.400%, 1/01/09 (Alternative Minimum Tax)                                                              BBB-  1,430,856
 6.600%, 1/01/19 (Alternative Minimum Tax)                                                              BBB-  1,516,350

Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver           BBB-  1,554,525
 Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Mount Hope Bay Village,                   N/R  1,500,000
 Series 2002A, 6.875%, 5/01/22
------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.7%

Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
 0.000%, 1/01/32                                                                                          B-    175,195
 0.000%, 1/01/33                                                                                          B-    165,984

Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper             BBB    516,710
 Company, Series 2003A Refunding, 6.100%, 4/01/23 (Alternative Minimum Tax)

South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health               BBB  2,138,180
 Alliance, 2003C, 6.875%, 8/01/27

Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-
Backed Bonds, Series 2001B:
 6.000%, 5/15/22                                                                                         BBB  1,359,195
 6.375%, 5/15/28                                                                                         BBB    920,812
 6.375%, 5/15/30                                                                                         BBB    292,375

----
20

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Tennessee - 1.2%

    $  3,550 Industrial Development Board of the County of McMinn, Tennessee, Pollution Control Facilities Revenue
              Bonds, Series 1991, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
              7.625%, 3/01/16 (Alternative Minimum Tax)

         500 Industrial Development Board of the County of McMinn, Tennessee, Solid Waste Recycling Facilities
              Revenue Bonds, Series 1992, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
              7.400%, 12/01/22 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Texas - 4.9%

       1,500 Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears
              Methodist Retirement System, Series 2003A, 7.000%, 11/15/33

       1,000 Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company
              Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

       1,550 Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company
              Project, Series 1999C, 7.700%, 4/01/32 (Alternative Minimum Tax)

       1,000 Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC,
              Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)

         195 Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project, Series 1999A,
              5.375%, 4/01/19

         500 Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project, Series 1999B,
              7.750%, 12/01/18

       2,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo
              Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

         500 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo
              Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax) (Mandatory
              put 10/01/12)

             City of Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Project,
             Series 2001E:
       1,000  6.750%, 7/01/21 (Alternative Minimum Tax)
       1,000  6.750%, 7/01/29 (Alternative Minimum Tax)

       2,260 Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project,
              Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

       1,500 Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project,
              Series 1999C, 8.000%, 5/01/29 (Mandatory put 4/01/08)

       1,000 Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds,
              Citgo Petroleum Corporation Project, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)

       1,000 Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company Project,
              Series 2003B, 6.150%, 8/01/22
--------------------------------------------------------------------------------------------------------------------
             Utah - 0.7%

         750 Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital
              Project, Series 1998, 5.750%, 12/15/18

       1,500 Carbon County, Utah, Solid Waste Disposal Refunding Revenue Bonds, Series 1995, Laidlaw/ECDC
              Project, Guaranteed by Allied Waste Industries, 7.500%, 2/01/10 (Alternative Minimum Tax)

         150 Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw Environmental - ECDC Project,
              Allied Waste Industries Guaranteed, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)

          95 Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.2%

         625 Virgin Islands Government Refinery Facilities, Senior Secured Revenue Bonds, Hovensa LLC-Coker
              Project, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.2%

Industrial Development Board of the County of McMinn, Tennessee, Pollution Control Facilities Revenue   3/04 at 100.00       BB+
 Bonds, Series 1991, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.625%, 3/01/16 (Alternative Minimum Tax)

Industrial Development Board of the County of McMinn, Tennessee, Solid Waste Recycling Facilities      12/03 at 101.00       BB+
 Revenue Bonds, Series 1992, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.400%, 12/01/22 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Texas - 4.9%

Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears     11/13 at 101.00       N/R
 Methodist Retirement System, Series 2003A, 7.000%, 11/15/33

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company            No Opt. Call       BBB
 Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company          4/13 at 101.00       BBB
 Project, Series 1999C, 7.700%, 4/01/32 (Alternative Minimum Tax)

Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC,                10/13 at 101.00       BBB
 Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project, Series 1999A,     4/09 at 101.00      BBB-
 5.375%, 4/01/19

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project, Series 1999B,    12/08 at 102.00      BBB-
 7.750%, 12/01/18

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo           4/12 at 100.00       Ba2
 Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo             No Opt. Call       Ba2
 Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax) (Mandatory
 put 10/01/12)

City of Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Project,
Series 2001E:
 6.750%, 7/01/21 (Alternative Minimum Tax)                                                             7/11 at 101.00        B-
 6.750%, 7/01/29 (Alternative Minimum Tax)                                                             7/11 at 101.00        B-

Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project,   5/09 at 101.00      BBB-
 Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project,     No Opt. Call      BBB-
 Series 1999C, 8.000%, 5/01/29 (Mandatory put 4/01/08)

Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds,  5/07 at 102.00       BB-
 Citgo Petroleum Corporation Project, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)

Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company Project,             8/13 at 101.00       BBB
 Series 2003B, 6.150%, 8/01/22
---------------------------------------------------------------------------------------------------------------------------------
Utah - 0.7%

Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital        12/08 at 101.00       N/R
 Project, Series 1998, 5.750%, 12/15/18

Carbon County, Utah, Solid Waste Disposal Refunding Revenue Bonds, Series 1995, Laidlaw/ECDC            2/05 at 102.00       BB-
 Project, Guaranteed by Allied Waste Industries, 7.500%, 2/01/10 (Alternative Minimum Tax)

Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw Environmental - ECDC Project,          7/07 at 102.00       N/R
 Allied Waste Industries Guaranteed, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)

Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21               7/09 at 101.50       Aa2
 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.2%

Virgin Islands Government Refinery Facilities, Senior Secured Revenue Bonds, Hovensa LLC-Coker          1/13 at 100.00      BBB-
 Project, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tennessee - 1.2%

Industrial Development Board of the County of McMinn, Tennessee, Pollution Control Facilities Revenue  $3,549,574
 Bonds, Series 1991, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.625%, 3/01/16 (Alternative Minimum Tax)

Industrial Development Board of the County of McMinn, Tennessee, Solid Waste Recycling Facilities         500,110
 Revenue Bonds, Series 1992, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.400%, 12/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Texas - 4.9%

Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears      1,539,600
 Methodist Retirement System, Series 2003A, 7.000%, 11/15/33

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company          1,046,940
 Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company          1,724,918
 Project, Series 1999C, 7.700%, 4/01/32 (Alternative Minimum Tax)

Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC,                 1,044,700
 Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project, Series 1999A,       180,935
 5.375%, 4/01/19

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project, Series 1999B,       541,745
 7.750%, 12/01/18

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo           2,035,220
 Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo             497,295
 Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax) (Mandatory
 put 10/01/12)

City of Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Project,
Series 2001E:
 6.750%, 7/01/21 (Alternative Minimum Tax)                                                               906,280
 6.750%, 7/01/29 (Alternative Minimum Tax)                                                               891,180

Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project,   2,136,514
 Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Reliant Energy, Inc. Project,   1,630,485
 Series 1999C, 8.000%, 5/01/29 (Mandatory put 4/01/08)

Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds,  1,025,220
 Citgo Petroleum Corporation Project, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)

Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company Project,             1,041,410
 Series 2003B, 6.150%, 8/01/22
-----------------------------------------------------------------------------------------------------------------
Utah - 0.7%

Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital           641,468
 Project, Series 1998, 5.750%, 12/15/18

Carbon County, Utah, Solid Waste Disposal Refunding Revenue Bonds, Series 1995, Laidlaw/ECDC            1,540,890
 Project, Guaranteed by Allied Waste Industries, 7.500%, 2/01/10 (Alternative Minimum Tax)

Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw Environmental - ECDC Project,            156,287
 Allied Waste Industries Guaranteed, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)

Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21                 101,245
 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.2%

Virgin Islands Government Refinery Facilities, Senior Secured Revenue Bonds, Hovensa LLC-Coker            630,938
 Project, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

----
21

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Virginia - 4.4%

    $    150 Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
              Minimum Tax)

          25 Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
              Minimum Tax)

       2,500 Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,
              6.750%, 3/01/22

       3,000 Broad Street Community Development Authority, Virginia, Revenue Bond, Series 2003, 7.500%, 6/01/33

         355 Industrial Development Authority of Goochland County, Virginia, Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
              Minimum Tax)

       2,005 Hopewell Industrial Development Authority, Virginia, Resources Recovery Revenue Refunding Bonds,
              Stone Container Corporation Project, Series 1992, 8.250%, 6/01/16

         500 Mecklenburg County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, UAE LP
              Project, Series 2002 Refunding, 6.500%, 10/15/17

             Pocahontas Parkway Association, Virginia, Route 895 Connector, Toll Road Senior Lien Revenue Bonds,
             Series 1998A:
          50  5.000%, 8/15/05
         200  5.000%, 8/15/06
         500  5.250%, 8/15/07
       4,355  5.500%, 8/15/28
         350  0.000%, 8/15/30

       1,500 Industrial Development Authority of Rockbridge County, Virginia, Series 2001C, Virginia Horse Center
              Revenue and Refunding Bonds, 6.850%, 7/15/21

         585 Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean
              Water, LLC Project, Series 1999, 7.250%, 11/01/09
-------------------------------------------------------------------------------------------------------------------
             Wisconsin - 2.4%

       1,000 Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset Backed Bonds,
              Series 2002, 7.000%, 6/01/28

          40 Redevelopment Authority of Green Bay, Wisconsin, Industrial Development Revenue Bonds,
              Series 1999, Fort James Project, 5.600%, 5/01/19

       1,000 Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Papers Inc. Project, Series 1999B,
              5.500%, 7/01/15

       1,365 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc. Project,
              Series 2001, 6.250%, 10/01/21

       2,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare,
              Series 2002A, 7.500%, 5/01/32

       2,250 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital
              Inc. of Oconto Falls, Series 2003, 7.250%, 1/15/33
-------------------------------------------------------------------------------------------------------------------
    $341,079 Total Long-Term Investments (cost $311,491,598) - 96.8%
-------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 2.7%

       3,000 Chester County Industrial Development Authority, Pennsylvania, Archdiocese of Philadelphia, Variable
              Revenue Demand Bonds, Series 2001, 1.150%, 7/01/31+

       3,700 Massachusetts Health and Educational Facilities Authority, Capital Assets Program, Series B, Variable
              Rate Demand Bonds, 1.130%, 7/01/10 - MBIA Insured+

         500 Nebraska Educational Finance Authority, Revenue Bonds, Creighton University, Variable Rate Demand
              Obligations, Series 2003, 1.150%, 3/01/33 - AMBAC Insured+

       1,000 City of New York, New York, General Obligation Adjustable Rate Bonds, Fiscal 1994 Series B2-B4,
              1.150%, 8/15/23 - MBIA Insured+

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.4%

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding  2/08 at 102.00       Ba3
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
 Minimum Tax)

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding 12/09 at 101.00       Ba3
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
 Minimum Tax)

Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,          3/13 at 101.00       N/R
 6.750%, 3/01/22

Broad Street Community Development Authority, Virginia, Revenue Bond, Series 2003, 7.500%, 6/01/33     6/13 at 102.00       N/R

Industrial Development Authority of Goochland County, Virginia, Industrial Development Refunding      12/08 at 101.00       Ba3
 Revenue Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
 Minimum Tax)

Hopewell Industrial Development Authority, Virginia, Resources Recovery Revenue Refunding Bonds,      12/03 at 102.00       N/R
 Stone Container Corporation Project, Series 1992, 8.250%, 6/01/16

Mecklenburg County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, UAE LP  10/12 at 100.00      BBB-
 Project, Series 2002 Refunding, 6.500%, 10/15/17

Pocahontas Parkway Association, Virginia, Route 895 Connector, Toll Road Senior Lien Revenue Bonds,
Series 1998A:
 5.000%, 8/15/05                                                                                        No Opt. Call      Baa3
 5.000%, 8/15/06                                                                                        No Opt. Call      Baa3
 5.250%, 8/15/07                                                                                        No Opt. Call      Baa3
 5.500%, 8/15/28                                                                                      8/08 at 102.00      Baa3
 0.000%, 8/15/30                                                                                       8/08 at 28.38      Baa3

Industrial Development Authority of Rockbridge County, Virginia, Series 2001C, Virginia Horse Center   7/11 at 100.00        B2
 Revenue and Refunding Bonds, 6.850%, 7/15/21

Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean    No Opt. Call       N/R
 Water, LLC Project, Series 1999, 7.250%, 11/01/09
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 2.4%

Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset Backed Bonds,     6/12 at 100.00       BBB
 Series 2002, 7.000%, 6/01/28

Redevelopment Authority of Green Bay, Wisconsin, Industrial Development Revenue Bonds,                   No Opt. Call       Ba2
 Series 1999, Fort James Project, 5.600%, 5/01/19

Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Papers Inc. Project, Series 1999B,          No Opt. Call       Ba3
 5.500%, 7/01/15

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc. Project,   10/11 at 100.00       BBB
 Series 2001, 6.250%, 10/01/21

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare,        5/12 at 100.00       N/R
 Series 2002A, 7.500%, 5/01/32

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital      1/13 at 101.00       N/R
 Inc. of Oconto Falls, Series 2003, 7.250%, 1/15/33
--------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments (cost $311,491,598) - 96.8%
--------------------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 2.7%

Chester County Industrial Development Authority, Pennsylvania, Archdiocese of Philadelphia, Variable         VMIG-1
 Revenue Demand Bonds, Series 2001, 1.150%, 7/01/31+

Massachusetts Health and Educational Facilities Authority, Capital Assets Program, Series B, Variable          A-1+
 Rate Demand Bonds, 1.130%, 7/01/10 - MBIA Insured+

Nebraska Educational Finance Authority, Revenue Bonds, Creighton University, Variable Rate Demand            VMIG-1
 Obligations, Series 2003, 1.150%, 3/01/33 - AMBAC Insured+

City of New York, New York, General Obligation Adjustable Rate Bonds, Fiscal 1994 Series B2-B4,                A-1+
 1.150%, 8/15/23 - MBIA Insured+

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Virginia - 4.4%

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding $    123,504
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
 Minimum Tax)

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding       23,189
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
 Minimum Tax)

Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,            2,493,175
 6.750%, 3/01/22

Broad Street Community Development Authority, Virginia, Revenue Bond, Series 2003, 7.500%, 6/01/33       2,921,610

Industrial Development Authority of Goochland County, Virginia, Industrial Development Refunding           294,238
 Revenue Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
 Minimum Tax)

Hopewell Industrial Development Authority, Virginia, Resources Recovery Revenue Refunding Bonds,         2,045,962
 Stone Container Corporation Project, Series 1992, 8.250%, 6/01/16

Mecklenburg County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, UAE LP       509,485
 Project, Series 2002 Refunding, 6.500%, 10/15/17

Pocahontas Parkway Association, Virginia, Route 895 Connector, Toll Road Senior Lien Revenue Bonds,
Series 1998A:
 5.000%, 8/15/05                                                                                           49,400
 5.000%, 8/15/06                                                                                          194,238
 5.250%, 8/15/07                                                                                          483,965
 5.500%, 8/15/28                                                                                        3,376,301
 0.000%, 8/15/30                                                                                           41,605

Industrial Development Authority of Rockbridge County, Virginia, Series 2001C, Virginia Horse Center     1,344,930
 Revenue and Refunding Bonds, 6.850%, 7/15/21

Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean      585,339
 Water, LLC Project, Series 1999, 7.250%, 11/01/09
------------------------------------------------------------------------------------------------------------------
Wisconsin - 2.4%

Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset Backed Bonds,         956,550
 Series 2002, 7.000%, 6/01/28

Redevelopment Authority of Green Bay, Wisconsin, Industrial Development Revenue Bonds,                      33,882
 Series 1999, Fort James Project, 5.600%, 5/01/19

Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Papers Inc. Project, Series 1999B,            869,660
 5.500%, 7/01/15

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc. Project,      1,376,341
 Series 2001, 6.250%, 10/01/21

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare,          2,491,250
 Series 2002A, 7.500%, 5/01/32

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital        2,217,690
 Inc. of Oconto Falls, Series 2003, 7.250%, 1/15/33
------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments (cost $311,491,598) - 96.8%                                                319,746,512
------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 2.7%

Chester County Industrial Development Authority, Pennsylvania, Archdiocese of Philadelphia, Variable     3,000,000
 Revenue Demand Bonds, Series 2001, 1.150%, 7/01/31+

Massachusetts Health and Educational Facilities Authority, Capital Assets Program, Series B, Variable    3,700,000
 Rate Demand Bonds, 1.130%, 7/01/10 - MBIA Insured+

Nebraska Educational Finance Authority, Revenue Bonds, Creighton University, Variable Rate Demand          500,000
 Obligations, Series 2003, 1.150%, 3/01/33 - AMBAC Insured+

City of New York, New York, General Obligation Adjustable Rate Bonds, Fiscal 1994 Series B2-B4,          1,000,000
 1.150%, 8/15/23 - MBIA Insured+

----
22

   Principal                                                                                Market
Amount (000) Description                                                    Ratings**        Value
--------------------------------------------------------------------------------------------------
             Short-Term Investments (continued)

    $    800 City of New York, New York, General Obligation Adjustable           A-1+ $    800,000
              Rate Bonds, Fiscal 1994 Series B2-B5, 1.150%, 8/15/11 -
              MBIA Insured+
--------------------------------------------------------------------------------------------------
    $  9,000 Total Short-Term Investments (cost $9,000,000)                              9,000,000
--------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $320,491,598) - 99.5%                             328,746,512

             ------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.5%                                        1,764,127

             ------------------------------------------------------------------------------------
             Net Assets - 100%                                                        $330,510,639

             ------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
          (IF)Inverse floating rate security.


                                See accompanying notes to financial statements.

----
23

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
October 31, 2003


   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Alabama - 2.5%

    $     10 Alabama Housing Finance Authority,        4/04 at 102.00       Aaa $   10,261
              Single Family Mortgage Revenue Bonds,
              Collateralized Home Mortgage Program,
              Series 1994A-1, 6.600%, 4/01/19

         200 Alabama State Docks Department, Docks    10/06 at 102.00       AAA    224,324
              Facilities Revenue Bonds, Series 1996,
              6.100%, 10/01/13 (Alternative Minimum
              Tax) - MBIA Insured

         400 Utilities Board of the City of Bayou La   3/07 at 102.00        AA    425,832
              Batre, Alabama, Water and Sewer
              Revenue Refunding and Improvement
              Bonds, Series 1997, 5.750%,
              3/01/27 - RAAI Insured

         100 Jefferson County, Alabama, Sewer          2/07 at 101.00       AAA    113,144
              Revenue Warrants, Series 1997D,
              5.750%, 2/01/27 (Pre-refunded to
              2/01/07) - FGIC Insured

       2,000 Sheffield, Alabama, Electric Revenue      7/13 at 100.00       Aaa  2,118,680
              Warrants, Series 2003, 5.500%,
              7/01/29 - AMBAC Insured

       5,000 Southeast Alabama Gas District, General   6/10 at 102.00       Aaa  5,456,950
              System Revenue Bonds, Series A,
              5.500%, 6/01/20 -  AMBAC Insured

         250 Industrial Development Board of the       8/06 at 102.00      A***    284,015
              City of Tallassee, Alabama, Industrial
              Revenue Bonds, Dow-United Technologies
              Composite Products, Series 1996-A,
              6.100%, 8/01/14 (Pre-refunded to
              8/01/06)
------------------------------------------------------------------------------------------
             Alaska - 1.2%

       3,000 Municipality of Anchorage, Alaska,        9/09 at 101.00       AAA  3,330,570
              Water Revenue and Refunding Bonds,
              Series 1999, 6.000%, 9/01/24 - AMBAC
              Insured

       1,000 Northern Tobacco Securitization           6/11 at 100.00       BBB    779,880
              Corporation, Alaska, Tobacco
              Settlement Asset-Backed Revenue Bonds,
              Series 2001, 5.500%, 6/01/29
------------------------------------------------------------------------------------------
             Arizona - 0.7%

       2,100 Arizona Health Facilities Authority,     12/10 at 102.00       BBB  2,255,148
              Hospital System Revenue Bonds, John C.
              Lincoln Health Network, Series 2000,
              7.000%, 12/01/25
------------------------------------------------------------------------------------------
             California - 6.8%

             California Department of Water
              Resources, Power Supply Revenue Bonds,
              Series 2002A:
       2,000  6.000%, 5/01/14                          5/12 at 101.00        A3  2,272,240
       5,500  5.375%, 5/01/21                          5/12 at 101.00        A3  5,671,270

       4,335 State of California Department of Water   5/12 at 101.00       AAA  5,899,241
              Resources, Power Supply Revenue Bonds,
              DRIVERS Series 344, 11.580%, 5/01/13
              (IF)

       8,000 Contra Costa Home Mortgage Finance          No Opt. Call       AAA  4,032,800
              Authority, California, 1984 Home
              Mortgage Revenue Bonds, 0.000%,
              9/01/17 - MBIA Insured

       2,000 Foothill-Eastern Transportation             No Opt. Call       AAA  1,970,340
              Corridor Agency, California, Toll Road
              Revenue Bonds, Series 1995A,
              0.000%, 1/01/05

       1,500 Long Beach Aquarium of the Pacific        7/05 at 102.00       AAA  1,645,500
              Revenue Bonds, California, Aquarium of
              the Pacific Project, 1995 Series A,
              6.125%, 7/01/23 (Pre-refunded to
              7/01/05)

             Sacramento Cogeneration Authority,
             California, Cogeneration Project
             Revenue Bonds, Procter & Gamble
             Project, 1995 Series:
         500  6.200%, 7/01/06                          7/05 at 102.00       BBB    542,705
       1,000  6.500%, 7/01/21 (Pre-refunded to         7/05 at 102.00       AAA  1,107,760
              7/01/05)
------------------------------------------------------------------------------------------
             Colorado - 3.0%

       6,000 E-470 Public Highway Authority,             No Opt. Call       AAA  5,848,140
              Colorado, Capital Improvement Trust
              Fund, Highway Revenue Senior Bonds,
              Series 1986C, 0.000%, 8/31/05

       2,000 E-470 Public Highway Authority,           8/05 at 103.00       AAA  2,265,580
              Colorado, Capital Improvement Trust
              Fund, Senior Revenue Bonds,
              Series 1986B, 6.950%, 8/31/20
              (Pre-refunded to 8/31/05)

       1,940 Colorado Housing and Finance Authority,   4/10 at 105.00        AA  1,985,396
              Single Family Program Senior Bonds,
              2000 Series D-2, 6.900%, 4/01/29
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Connecticut - 2.3%

             City of Bridgeport, Connecticut,
              General Obligation Bonds, 2000 Series
              A, Residual Option Longs II R-45:
       2,360  13.280%, 7/15/16 (IF) (Pre-refunded to   7/10 at 101.00       AAA  3,727,691
              7/15/10)
       2,600  13.200%, 7/15/17 (IF) (Pre-refunded to   7/10 at 101.00       AAA  4,106,778
              7/15/10)

----
24

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Delaware - 1.6%

    $  5,000 Delaware Economic Development               No Opt. Call        A3 $5,283,450
              Authority, Pollution Control Refunding
              Revenue Bonds, Delmarva Power & Light
              Company Project, Series 2000D, 5.650%,
              7/01/28 (Alternative Minimum Tax)
              (Mandatory put 7/01/10)
------------------------------------------------------------------------------------------
             District of Columbia - 1.4%

       4,365 District of Columbia, Certificates of     1/14 at 100.00       AAA  4,756,759
              Participation, Series 2003, 5.500%,
              1/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------
             Florida - 3.5%

       1,200 Escambia County Health Facilities           No Opt. Call        AA  1,298,784
              Authority, Florida, Revenue Bonds,
              Ascension Health Credit Group,
              Series 2003A, 5.250%, 11/15/14

       3,510 Florida Housing Finance Corporation,      1/11 at 100.00       AAA  3,690,168
              Revenue Bonds, Series 2000W-1, Wyndham
              Place Apartments Project, 5.850%,
              1/01/41 (Alternative Minimum Tax) -
              FSA Insured

             Jacksonville Port Authority, Seaport
              Revenue Bonds, Series 2000:
       1,115  5.625%, 11/01/26 (Alternative Minimum   11/10 at 100.00       Aaa  1,278,481
              Tax) (Pre-refunded to 11/01/10) - MBIA
              Insured
       1,600  5.625%, 11/01/26 (Alternative Minimum   11/10 at 100.00       Aaa  1,667,376
              Tax) - MBIA Insured

       1,885 Nassau County, Florida, ICF/MR Revenue    1/04 at 102.00       N/R  1,944,528
              Bonds, GF/Amelia Island Properties,
              Inc. Project, Series 1993A, 9.750%,
              1/01/23

       1,965 Sanford Airport Authority, Florida,       5/06 at 102.00       N/R  1,561,055
              Industrial Development Revenue Bonds,
              Central Florida Terminals Inc.
              Project, Series 1995A, 7.500%, 5/01/10
              (Alternative Minimum Tax)

         645 Sanford Airport Authority, Florida,       5/07 at 102.00       N/R    492,625
              Industrial Development Revenue Bonds,
              Central Florida Terminals Inc.
              Project, Series 1997C, 7.500%, 5/01/21
------------------------------------------------------------------------------------------
             Georgia - 0.5%

       1,500 Fulton County Development Authority,        No Opt. Call       AAA  1,650,960
              Georgia, Revenue Bonds, Klaus Parking
              and Family Housing Projects, Georgia
              Tech, Series 2003, 5.000%,
              11/01/13 - MBIA Insured
------------------------------------------------------------------------------------------
             Illinois - 4.1%

             County of Champaign, Illinois, General
             Obligation Bonds, Public Safety Sales
             Tax Alternate Revenue Source Bonds,
             Series 1999:
       1,140  8.250%, 1/01/21 - FGIC Insured             No Opt. Call       AAA  1,604,653
       1,275  8.250%, 1/01/22 - FGIC Insured             No Opt. Call       AAA  1,800,249

       2,000 Illinois Development Finance Authority,   9/06 at 102.00       AAA  2,255,040
              Revenue Bonds, Presbyterian Home of
              Lake Forest Project, Series 1996B,
              6.300%, 9/01/22 - FSA Insured

       2,815 Illinois Educational Facilities          12/04 at 100.00    N/R***  2,989,868
              Authority, Revenue Refunding Bonds,
              Columbia College Project, Series 1992,
              6.875%, 12/01/17 (Pre-refunded to
              12/01/04)

       2,000 Illinois Health Facilities Authority,     8/06 at 102.00       N/R  1,997,100
              Revenue Bonds, Fairview Obligated
              Group, Series 1995A, 7.125%, 8/15/17

       4,000 Illinois Health Facilities Authority,     8/07 at 101.00        A-  3,097,920
              Revenue Bonds, Victory Health
              Services, Series 1997A, 5.750%, 8/15/27
------------------------------------------------------------------------------------------
             Indiana - 2.7%

       2,805 DeKalb Eastern High School Building       1/12 at 100.00       AAA  3,182,385
              Corporation, Indiana, First Mortgage
              Bonds, Series 2003,
              6.000%, 1/15/18 - FSA Insured

       1,650 Indiana Housing Finance Authority,        1/10 at 100.00       Aaa  1,757,382
              Single Family Mortgage Revenue Bonds,
              2000 Series C-3, 5.650%, 7/01/30

         975 Indiana Transportation Finance              No Opt. Call        AA  1,218,263
              Authority, Highway Revenue Bonds,
              Series 1992A, 6.800%, 12/01/16

       1,815 Indiana Transportation Finance            6/13 at 100.00       AAA  1,939,636
              Authority, Highway Revenue Bonds,
              Series 2003A, 5.250%, 6/01/19 -
               FSA Insured

       1,000 Vigo County School Building               1/13 at 100.00       AAA  1,034,930
              Corporation, Indiana, First Mortgage
              Bonds, Series 2003, 5.250%,
              7/10/24 - FSA Insured
------------------------------------------------------------------------------------------
             Kansas - 0.9%

       3,000 Burlington, Kansas, Environmental           No Opt. Call        A2  3,198,300
              Improvement Revenue Bonds, Kansas City
              Power and Light Company Project,
              Series 1998D, 4.750%, 10/01/17
              (Mandatory put 10/01/07)

----
25

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Kentucky - 3.0%

    $  3,000 County of Henderson, Kentucky, Solid      3/05 at 102.00       BBB $3,154,710
              Waste Disposal Revenue Bonds,
              MacMillan Bloedel Project,
              Series 1995, 7.000%, 3/01/25
              (Alternative Minimum Tax)

       2,000 Kentucky Economic Development Financing   4/08 at 102.00       BB-  1,765,700
              Authority, Hospital System Revenue and
              Refunding Improvement Bonds,
              Appalachian Regional Healthcare, Inc.
              Project, Series 1997, 5.875%, 10/01/22

       5,000 Louisville and Jefferson County          11/04 at 102.00       AAA  5,394,950
              Metropolitan Sewer District, Kentucky,
              Sewer and Drainage System Revenue
              Bonds, Series 1994A, 6.750%, 5/15/25
              (Pre-refunded to 11/15/04) - AMBAC
              Insured
------------------------------------------------------------------------------------------
             Louisiana - 2.2%

       1,340 Calcasieu Parish Public Trust             4/10 at 105.00       Aaa  1,492,867
              Authority, Louisiana, Single Family
              Mortgage Revenue Bonds, Series 2000A,
              7.000%, 10/01/31 (Alternative Minimum
              Tax)

             Tobacco Settlement Financing
              Corporation, Louisiana, Asset Backed
              Bonds, Series 2001B:
       4,750  5.500%, 5/15/30                          5/11 at 101.00       BBB  3,878,850
       2,510  5.875%, 5/15/39                          5/11 at 101.00       BBB  2,009,657
------------------------------------------------------------------------------------------
             Maryland - 2.2%

       2,000 Maryland State Energy Financing          12/06 at 102.00        A-  2,112,340
              Administration, Solid Waste Disposal
              Revenue Bonds, Wheelabrator Water
              Projects Baltimore LLC, Series 1996,
              6.450%, 12/01/16 (Alternative Minimum
              Tax)

       5,000 University of Maryland System,            4/13 at 100.00       AA+  5,184,150
              Auxiliary Facility and Tuition Revenue
              Bonds, 2003 Series A, 5.000%, 4/01/21
------------------------------------------------------------------------------------------
             Massachusetts - 2.7%

       5,000 Commonwealth of Massachusetts, General    8/12 at 100.00       AAA  5,341,150
              Obligation Bonds, Consolidated Loan of
              2002 Series D, 5.375%, 8/01/21 - MBIA
              Insured

       1,000 Commonwealth of Massachusetts, General   10/13 at 100.00       Aa2  1,046,790
              Obligation Bonds, Series 2003D,
              5.250%, 10/01/22

       3,000 Massachusetts Industrial Finance         12/08 at 102.00       BBB  2,892,090
              Agency, Resource Recovery Revenue
              Refunding Bonds, Ogden Haverhill
              Project, Series 1998A, 5.600%,
              12/01/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Michigan - 2.9%

       3,000 Michigan State Hospital Finance           2/04 at 102.00       Ba3  2,212,200
              Authority, Revenue and Refunding
              Bonds, Detroit Medical Center
              Obligated Group, Series 1993A, 6.500%,
              8/15/18

       2,000 Michigan State Hospital Finance           8/08 at 101.00       Ba3  1,203,820
              Authority, Hospital Revenue Bonds,
              Detroit Medical Center Obligated
              Group, Series 1998A, 5.250%, 8/15/23

       2,000 Michigan Strategic Fund, Collateralized   9/11 at 100.00        A-  2,039,740
              Limited Obligation Revenue Refunding
              Pollution Control Bonds, Fixed Rate
              Conversion, Detroit Edison Company,
              Series 1999C, 5.650%, 9/01/29
              (Alternative Minimum Tax)

       2,500 Michigan Strategic Fund, Limited         12/12 at 100.00       AAA  2,566,150
              Obligation Revenue Bonds, Detroit
              Edison Company, Series 2002C
              Refunding, 5.450%, 12/15/32
              (Alternative Minimum Tax) - XLCA
              Insured

       2,000 Pontiac Hospital Finance Authority,       2/04 at 102.00       Ba1  1,685,620
              Michigan, Hospital Revenue Refunding
              Bonds, NOMC Obligated Group, Series
              1993, 6.000%, 8/01/13
------------------------------------------------------------------------------------------
             Minnesota - 0.9%

       1,930 Minnesota Housing Finance Agency,         7/10 at 101.50       AA+  2,004,672
              Single Family Mortgage Bonds, 1997
              Series G, Remarketed, 6.000%, 1/01/18

       1,080 Saint Paul Port Authority, Minnesota,    12/13 at 100.00       AA+  1,149,088
              Lease Revenue Bonds, Office Building
              at Cedar Street, Series 2003, 5.250%,
              12/01/20
------------------------------------------------------------------------------------------
             Missouri - 0.7%

       1,915 City of Sikeston, Missouri, Electric        No Opt. Call       AAA  2,265,483
              System Revenue Refunding Bonds, 1996
              Series, 6.000%, 6/01/14 -  MBIA Insured
------------------------------------------------------------------------------------------
             New Hampshire - 1.7%

       5,500 Business Finance Authority of New         5/12 at 101.00       AAA  5,898,970
              Hampshire, Pollution Control Revenue
              Bonds, Public Service Company of New
              Hampshire Project, Series 2001C
              Refunding, 5.450%, 5/01/21 - MBIA
              Insured
------------------------------------------------------------------------------------------
             New Jersey - 0.4%

       1,500 Tobacco Settlement Financing              6/12 at 100.00       BBB  1,291,665
              Corporation, New Jersey, Tobacco
              Settlement Asset-Backed Bonds,
              Series 2002, 5.750%, 6/01/32

----
26

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             New York - 15.3%

    $  2,705 Village of East Rochester, New York,      3/09 at 103.00       N/R $2,510,916
              Housing Authority, 1999 Multifamily
              Senior Housing Revenue Bonds,
              Jefferson Park Apartments Project,
              6.750%, 3/01/30

       4,000 Metropolitan Transportation Authority,    7/12 at 100.00       AA-  4,052,800
              New York, State Service Contract
              Refunding Bonds, Series 2002A, 5.125%,
              1/01/29

       1,000 Metropolitan Transportation Authority,   10/14 at 100.00       AAA  1,132,850
              New York, Dedicated Tax Fund Bonds,
              Series 1999A, 5.250%, 4/01/23
              (Pre-refunded to 10/01/14) - FSA
              Insured

         115 City of New York, New York, General       4/07 at 101.00       Aaa    132,953
              Obligation Bonds, Fiscal 1997 Series
              I, 6.250%, 4/15/27 (Pre-refunded
              to 4/15/07)

          15 City of New York, New York, General       2/04 at 100.00         A     15,185
              Obligation Bonds, Fiscal 1992 Series
              B, 7.500%, 2/01/09

       5,000 City of New York, New York, General       8/12 at 100.00         A  5,460,800
              Obligation Bonds, Fiscal 2003 Series
              A, 5.750%, 8/01/16

       3,500 The City of New York, New York, General   8/13 at 100.00         A  3,732,225
              Obligation Bonds, Fiscal 2004 Series
              A, 5.500%, 8/01/20

       2,700 New York City Transitional Finance        5/10 at 101.00       Aa3  3,858,354
              Authority, Future Tax Secured Bonds,
              Residual Interest Certificates,
              Series 319, 15.030%, 11/01/17 (IF)

       2,500 Dormitory Authority of the State of New   7/05 at 102.00       AAA  2,772,750
              York, Department of Health of the
              State of New York, Revenue Bonds,
              Series 1995, Roswell Park Cancer
              Center, 6.625%, 7/01/24 (Pre-refunded
              to 7/01/05)

             New York State Housing Finance Agency,
              Service Contract Obligation Revenue
              Bonds, 1995 Series A:
         350  6.375%, 9/15/15 (Pre-refunded to         9/05 at 102.00    AA-***    389,609
              9/15/05)
          20  6.375%, 9/15/15                          9/05 at 102.00       AA-     21,889
       2,630  6.375%, 9/15/15 (Pre-refunded to         9/07 at 100.00       AAA  3,054,587
              9/15/07)

       2,125 New York State Urban Development            No Opt. Call       AA-  2,360,344
              Corporation, Project Revenue Bonds,
              University Facilities Grants, Series
              1995, 5.500%, 1/01/19

       5,000 New York State Urban Development            No Opt. Call       AA-  5,573,400
              Corporation, Correctional and Youth
              Facilities Service Contract Revenue
              Bonds, Series 2002A, 5.500%, 1/01/17
              (Mandatory put 1/01/11)

       7,500 Port Authority of New York and New       10/06 at 102.00       N/R  7,643,475
              Jersey, Special Project Bonds, Series
              4, KIAC Partners Project, 6.750%,
              10/01/19 (Alternative Minimum Tax)

       5,000 Port Authority of New York and New          No Opt. Call       AAA  5,996,500
              Jersey, Special Project Bonds, JFK
              International Air Terminal LLC
              Project, Series 6, 7.000%, 12/01/12
              (Alternative Minimum Tax) - MBIA
              Insured

       3,500 Tobacco Settlement Financing              6/13 at 100.00       AAA  3,681,510
              Corporation of New York State,
              Asset-Backed Bonds, Series 2003-A1,
              5.250%, 6/01/21 - AMBAC Insured
------------------------------------------------------------------------------------------
             North Carolina - 0.4%

       1,299 Woodfin Treatment Facility, Inc., North  12/03 at 102.00       N/R  1,323,598
              Carolina, Proportionate Interest
              Certificates, 6.750%, 12/01/13
------------------------------------------------------------------------------------------
             Ohio - 1.6%

       1,350 County of Columbiana, Ohio, County Jail  12/04 at 102.00     AA***  1,459,552
              Facilities Construction Bonds, General
              Obligation - Unlimited Tax, 6.700%,
              12/01/24 (Pre-refunded to
              12/01/04) - RAAI Insured

       2,000 County of Cuyahoga, Ohio, Hospital        8/05 at 102.00       AAA  2,216,040
              Revenue Bonds, Meridia Health System,
              Series 1995, 6.250%, 8/15/24
              (Pre-refunded to 8/15/05)

       1,750 Miami County, Ohio, Hospital Facilities   5/06 at 102.00      BBB+  1,787,853
              Revenue Refunding and Improvement
              Bonds, Upper Valley Medical Center,
              Series 1996A, 6.375%, 5/15/26
------------------------------------------------------------------------------------------
             Oklahoma - 2.0%

       2,850 Edmond Economic Development Authority,   12/08 at 102.00      Baa3  2,565,941
              Oklahoma, Student Housing Revenue
              Bonds, Collegiate Housing
              Foundation - Edmond Project, Series
              1998A, 5.500%, 12/01/28

       5,000 Trustees of the Tulsa Municipal Airport  12/08 at 100.00        B-  4,205,650
              Trust, Oklahoma, Revenue Bonds,
              Refunding Series 2001B, American
              Airlines Inc., 5.650%, 12/01/35
              (Alternative Minimum Tax) (Mandatory
              put 12/01/08)
------------------------------------------------------------------------------------------
             Pennsylvania - 4.2%

       1,000 Allegheny County Hospital Development    11/10 at 102.00       AAA  1,153,610
              Authority, Pennsylvania, Health System
              Insured Revenue Bonds, Series 2000A,
              West Penn Allegheny Health System,
              6.500%, 11/15/30 - MBIA Insured

       2,500 Allegheny County Higher Education         2/06 at 102.00      Baa3  2,618,850
              Building Authority, Commonwealth of
              Pennsylvania, College Revenue Bonds,
              Series A of 1996, Robert Morris
              College, 6.400%, 2/15/14

----
27

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Pennsylvania (continued)

    $  5,935 Delaware River Port Authority,            1/08 at 100.00       AAA $8,069,879
              Pennsylvania and New Jersey, Revenue
              Bonds, Drivers Series 144,
              12.280%, 1/01/10 (IF)

         465 Falls Township Hospital Authority,        1/04 at 101.00       AAA    494,411
              Pennsylvania, Refunding Revenue Bonds,
              The Delaware Valley Medical Center
              Project, FHA-Insured Mortgage, Series
              1992, 7.000%, 8/01/22

       1,000 Latrobe Industrial Development            5/04 at 102.00       AAA  1,048,650
              Authority, Pennsylvania, College
              Revenue Bonds, Saint Vincent College
              Project, Series 1994, 6.750%, 5/01/24
              (Pre-refunded to 5/01/04)

         710 Philadelphia Redevelopment Authority,    10/13 at 100.00         A    688,672
              Pennsylvania, Multifamily Housing
              Revenue Bonds, Pavilion Apartments
              Project, Series 2003A, 4.250%,
              10/01/16 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Puerto Rico - 1.2%

       3,000 Puerto Rico Public Improvement, General     No Opt. Call       AAA  3,709,170
              Obligation Refunding Bonds, Series
              1997, 6.500%, 7/01/14 -  MBIA Insured

         100 Commonwealth of Puerto Rico, Public       7/04 at 101.50       AAA    105,151
              Improvement Bonds of 1994, General
              Obligation Bonds, 6.500%, 7/01/23
              (Pre-refunded to 7/01/04)

         165 Puerto Rico Electric Power Authority,     7/04 at 102.00       AAA    174,182
              Power Revenue Bonds, Series T, 6.375%,
              7/01/24 (Pre-refunded to 7/01/04)
------------------------------------------------------------------------------------------
             South Carolina - 3.6%

             Charleston County, South Carolina,
             Charleston Public Facilities
             Corporation, Certificates of
             Participation, Series 1994B:
         240  6.875%, 6/01/14 (Pre-refunded to         6/04 at 102.00       AAA    252,967
              6/01/04) - MBIA Insured
          10  6.875%, 6/01/14 - MBIA Insured           6/04 at 102.00       AAA     10,520

         400 Board of Trustees of Coastal Carolina     6/04 at 102.00       AAA    420,724
              University, South Carolina, Revenue
              Bonds, Series 1994,
              6.800%, 6/01/19 - MBIA Insured

         200 Greenville Hospital System Board of         No Opt. Call        AA    227,608
              Trustees, South Carolina, Hospital
              Facilities Revenue Bonds, Series 1990,
              6.000%, 5/01/20

             Greenwood County, South Carolina,
              Hospital Revenue Bonds, Self Memorial
              Hospital, Series 2001:
       2,500  5.500%, 10/01/26                        10/11 at 100.00        A+  2,503,850
       3,250  5.500%, 10/01/31                        10/11 at 100.00        A+  3,242,915

         300 South Carolina Regional Housing           1/04 at 101.00       Aa2    303,090
              Development Corporation, No. 1
              Multifamily Revenue Refunding Bonds,
              Redwood Village Apartments Series A,
              6.625%, 7/01/17

         500 South Carolina Education Assistance       9/04 at 101.00         A    515,145
              Authority, Guaranteed Student Loan
              Revenue and Refunding Bonds, 1994
              Series, 6.300%, 9/01/08 (Alternative
              Minimum Tax)

         135 South Carolina Housing Authority,         7/04 at 102.00       Aaa    140,068
              Homeownership Mortgage Purchase,
              Series A, 6.150%, 7/01/08

         135 South Carolina Housing Finance and        5/06 at 102.00       Aa2    136,893
              Development Authority, Mortgage
              Revenue Bonds, Series 1996A, 6.350%,
              7/01/25 (Alternative Minimum Tax)

       1,000 South Carolina Housing Finance and        6/05 at 102.00       BBB  1,026,040
              Development Authority, Multifamily
              Housing Mortgage Revenue Bonds, United
              Dominion - Hunting Ridge Apartments
              Project, Series 1995, 6.750%, 6/01/25
              (Alternative Minimum Tax) (Mandatory
              put 6/01/10)

       1,250 South Carolina Housing Finance and       12/05 at 102.00       AA-  1,308,488
              Development Authority, Multifamily
              Housing Revenue Refunding Bonds,
              Runaway Bay Apartments Project, Series
              1995, 6.125%, 12/01/15

       2,000 York County, South Carolina, Water and   12/03 at 102.00    N/R***  2,048,820
              Sewer System Revenue Bonds, Series
              1995, 6.500%, 12/01/25 (Pre-refunded
              to 12/01/03)
------------------------------------------------------------------------------------------
             South Dakota - 2.3%

       6,000 South Dakota Education Loans Inc.,        6/08 at 102.00        A2  6,163,020
              Revenue Bonds, Subordinate Series
              1998-1K, 5.600%, 6/01/20 (Alternative
              Minimum Tax)

       1,535 South Dakota Housing Development          5/07 at 102.00       AAA  1,567,250
              Authority, Homeownership Mortgage
              Bonds, Series 1997F, 5.800%, 5/01/28
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Tennessee - 5.3%

       2,435 Knox County Health, Educational, and      4/12 at 101.00      Baa2  2,509,828
              Housing Facilities Board, Tennessee,
              Hospital Facilities Revenue Bonds,
              Baptist Health System of East
              Tennessee, Series 2002, 6.375%, 4/15/22

       6,975 Memphis-Shelby County Airport             3/10 at 101.00       AAA  7,535,302
              Authority, Tennessee, Airport Revenue
              Bonds, Series 1999D, 6.000%, 3/01/24
              (Alternative Minimum Tax) - AMBAC
              Insured

----
28

    Principal                                            Optional Call                 Market
 Amount (000) Description                                  Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------
              Tennessee (continued)

              Health, Educational, and Housing
              Facilities Board of Shelby County,
              Tennessee, Revenue Bonds, Open Arms
              Developmental Centers, Series 1992A:
    $     945  9.750%, 8/01/19 (Pre-refunded 8/01/07)   8/07 at 105.00     NR*** $  1,203,817
          960  9.750%, 8/01/19 (Pre-refunded 8/01/07)   8/07 at 105.00     NR***    1,223,280

        5,400 Health, Educational, and Housing          7/09 at 102.00        AA    5,491,152
               Facilities Board of Shelby County,
               Tennessee, Revenue Bonds, St. Jude's
               Children's Research, Series 1999,
               5.375%, 7/01/29
---------------------------------------------------------------------------------------------
              Texas - 7.2%

        1,190 Fort Worth, Texas, General Obligation     3/13 at 100.00       AAA    1,226,176
               Bonds, Series 2003, 5.000%, 3/01/21
               (Alternative Minimum Tax) - FGIC
               Insured

              Gregg County Health Facilities
              Development Corporation, Texas,
              Hospital Revenue Bonds, Good Shepherd
              Medical Center Project, Series 2000:
        3,250  6.375%, 10/01/25 - RAAI Insured         10/10 at 101.00        AA    3,662,620
        3,000  6.375%, 10/01/29 - RAAI Insured         10/10 at 101.00        AA    3,395,490

        5,250 Harlingen Independent School District,    8/09 at 100.00       AAA    5,528,775
               Cameron County, Texas, Unlimited Tax
               School Building Bonds, Series 1999,
               5.500%, 8/15/26

        3,150 Sam Rayburn Municipal Power Agency,      10/12 at 100.00      Baa2    3,242,894
               Texas, Power Supply System Revenue
               Refunding Bonds, Series 2002A, 6.000%,
               10/01/21

        4,000 Tarrant County, Health Facilities        11/10 at 101.00         A    4,309,320
               Development Corporation, Texas,
               Hospital Revenue Bonds, Adventist
               Health System/Sunbelt Obligated Group,
               Series 2000, 6.700%, 11/15/30

        3,020 Tom Green County Health Facilities        5/11 at 101.00      Baa3    3,166,561
               Development Corporation, Texas,
               Hospital Revenue Bonds, Shannon Health
               System Project, Series 2001, 6.750%,
               5/15/21
---------------------------------------------------------------------------------------------
              Virginia - 0.9%

        3,000 Prince William County Park Authority,    10/09 at 101.00        A3    3,144,360
               Virginia, Park Facilities Revenue
               Refunding and Improvement Bonds,
               Series 1999, 6.000%, 10/15/28
---------------------------------------------------------------------------------------------
              Washington - 4.4%

        2,405 Franklin County Public Utility District   9/12 at 100.00       AAA    2,639,776
               No. 1, Washington, Electric Revenue
               Bonds, Series 2002 Refunding, 5.625%,
               9/01/20 - MBIA Insured

        5,000 Port of Seattle, Washington, Special      3/10 at 101.00       AAA    5,393,650
               Facility Revenue Bonds, Terminal 18
               Project, Series 1999B, 6.000%, 9/01/20
               (Alternative Minimum Tax) - MBIA
               Insured

        5,500 Tobacco Settlement Authority,             6/13 at 100.00       BBB    5,070,230
               Washington State, Tobacco Settlement
               Asset Backed Revenue Bonds,
               Series 2002, 6.500%, 6/01/26

        1,920 Washington Health Care Facilities         1/11 at 102.00       Aa3    1,971,418
               Authority, Revenue Bonds, Sea-Mar
               Community Health Center, Series 2001,
               5.750%, 1/01/26
---------------------------------------------------------------------------------------------
              Wisconsin - 1.9%

        3,000 Badger Tobacco Asset Securitization       6/12 at 100.00       BBB    2,742,240
               Corporation, Wisconsin, Tobacco
               Settlement Asset Backed Bonds, Series
               2002, 6.125%, 6/01/27

        3,500 Madison, Wisconsin, Industrial            4/12 at 100.00       AA-    3,596,071
               Development Revenue Refunding Bonds,
               Madison Gas & Electric Company
               Projects, Series 2002A, 5.875%,
               10/01/34 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------
     $319,219 Total Long-Term Investments (cost                                   333,296,533
               $319,259,489) - 98.2%
---------------------------------------------------------------------------------------------
-------------
              Short-Term Investments - 1.0%

     $  3,250 Clark County School District, Nevada,                         A-1+    3,250,000
               General Obligation Variable Rate
               Demand Bonds, 1.120%, 6/15/21 - FSA
               Insured+
---------------------------------------------------------------------------------------------
     $  3,250 Total Short-Term Investments (cost                                    3,250,000
               $3,250,000)
---------------------------------------------------------------------------------------------
-------------
              Total Investments (cost $322,509,489)                               336,546,533
               - 99.2%

              ------------------------------------------------------------------------------
              Other Assets Less Liabilities - 0.8%                                  2,569,852

              ------------------------------------------------------------------------------
              Net Assets - 100%                                                  $339,116,385

              ------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
          (IF)Inverse floating rate security.
                                See accompanying notes to financial statements.

----
29

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND
October 31, 2003


   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Alabama - 4.9%

    $ 10,000 Alabama Incentives Financing Authority, Tax Exempt Special Obligation Bonds, Series 1999-A,
              6.000%, 10/01/29 - AMBAC Insured

       5,000 Houston County Health Care Authority, Alabama, Series 2000 Bonds, 6.125%, 10/01/25 -
              AMBAC Insured

       3,000 Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19
              (Pre-refunded to 2/01/04) - MBIA Insured

       1,465 Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.250%, 5/01/20 - AMBAC Insured

       2,860 Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24
              (Pre-refunded to 11/01/04) - CAP GTY/FSA Insured

       9,000 University of Alabama at Birmingham, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31 -
              MBIA Insured

      12,255 Walker County, Alabama, General Obligation Warrants, Convertible Capital Appreciation Bonds,
              Series 2002, 0.000%, 2/01/32 - MBIA Insured

             West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
       2,200  6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured
       3,000  6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Alaska - 0.8%

       4,500 Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A,
              5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured

       2,620 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Arizona - 1.8%

       4,970 Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing
              Revenue Bonds, Campaigne Place on Jackson Project, Series 2001, 5.800%, 6/20/41
              (Alternative Minimum Tax)

             Tempe Union High School District 213, Maricopa County, Arizona, General Obligation Bonds,
             Series 1994:
       4,290  6.000%, 7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured
       1,710  6.000%, 7/01/10 - FGIC Insured

       5,000 City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A, 6.000%, 7/01/21
              (Pre-refunded to 7/01/06) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.1%

         500 Pulaski County Special School District, Arkansas, General Obligation Bonds, Series 2002A Refunding,
              5.000%, 2/01/21 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             California - 6.0%

       5,000 Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,
              Series 2002A, 5.350%, 12/01/27 - AMBAC Insured

       5,000 Los Angeles, California, GNMA Mortgage-Backed Securities Program, Multifamily Housing Revenue
              Bonds, Park Plaza West Senior Apartments Project, Series 2001B, 5.500%, 1/20/43 (Alternative
              Minimum Tax)

       8,000 Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,
              Series 1999A, 6.000%, 1/01/29 - AMBAC Insured

      13,750 Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds,
              Ontario Redevelopment Project No. 1, 5.800%, 8/01/23 - MBIA Insured

      10,000 Orange County Sanitation District, California, Certificates of Participation, Series 2003,
              5.250%, 2/01/27 - FGIC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Alabama - 4.9%

Alabama Incentives Financing Authority, Tax Exempt Special Obligation Bonds, Series 1999-A,           10/09 at 102.00       AAA
 6.000%, 10/01/29 - AMBAC Insured

Houston County Health Care Authority, Alabama, Series 2000 Bonds, 6.125%, 10/01/25 -                  10/09 at 101.00       Aaa
 AMBAC Insured

Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19                     2/04 at 102.00       AAA
 (Pre-refunded to 2/01/04) - MBIA Insured

Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.250%, 5/01/20 - AMBAC Insured         5/12 at 101.00       AAA

Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24 11/04 at 102.00       AAA
 (Pre-refunded to 11/01/04) - CAP GTY/FSA Insured

University of Alabama at Birmingham, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31 -           9/10 at 101.00       AAA
 MBIA Insured

Walker County, Alabama, General Obligation Warrants, Convertible Capital Appreciation Bonds,            8/12 at 77.49       AAA
 Series 2002, 0.000%, 2/01/32 - MBIA Insured

West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
 6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured                                              8/04 at 102.00       AAA
 6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured                                              8/04 at 102.00       AAA
--------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.8%

Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A,                4/07 at 102.00       AAA
 5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15 -          6/06 at 102.00       AAA
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.8%

Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing             6/11 at 102.00       Aaa
 Revenue Bonds, Campaigne Place on Jackson Project, Series 2001, 5.800%, 6/20/41
 (Alternative Minimum Tax)

Tempe Union High School District 213, Maricopa County, Arizona, General Obligation Bonds,
Series 1994:
 6.000%, 7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured                                             7/04 at 101.00       AAA
 6.000%, 7/01/10 - FGIC Insured                                                                       7/04 at 101.00       AAA

City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A, 6.000%, 7/01/21                    7/06 at 101.00       AAA
 (Pre-refunded to 7/01/06) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.1%

Pulaski County Special School District, Arkansas, General Obligation Bonds, Series 2002A Refunding,    2/08 at 100.00       AAA
 5.000%, 2/01/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
California - 6.0%

Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,                6/12 at 101.00       AAA
 Series 2002A, 5.350%, 12/01/27 - AMBAC Insured

Los Angeles, California, GNMA Mortgage-Backed Securities Program, Multifamily Housing Revenue          7/11 at 102.00       AAA
 Bonds, Park Plaza West Senior Apartments Project, Series 2001B, 5.500%, 1/20/43 (Alternative
 Minimum Tax)

Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,              1/10 at 100.00       AAA
 Series 1999A, 6.000%, 1/01/29 - AMBAC Insured

Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds,      2/04 at 102.00       AAA
 Ontario Redevelopment Project No. 1, 5.800%, 8/01/23 - MBIA Insured

Orange County Sanitation District, California, Certificates of Participation, Series 2003,             8/13 at 100.00       AAA
 5.250%, 2/01/27 - FGIC Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Alabama - 4.9%

Alabama Incentives Financing Authority, Tax Exempt Special Obligation Bonds, Series 1999-A,           $11,112,100
 6.000%, 10/01/29 - AMBAC Insured

Houston County Health Care Authority, Alabama, Series 2000 Bonds, 6.125%, 10/01/25 -                    5,606,000
 AMBAC Insured

Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19                      3,099,390
 (Pre-refunded to 2/01/04) - MBIA Insured

Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.250%, 5/01/20 - AMBAC Insured          1,561,426

Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24   3,083,967
 (Pre-refunded to 11/01/04) - CAP GTY/FSA Insured

University of Alabama at Birmingham, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31 -            9,703,620
 MBIA Insured

Walker County, Alabama, General Obligation Warrants, Convertible Capital Appreciation Bonds,            5,681,541
 Series 2002, 0.000%, 2/01/32 - MBIA Insured

West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
 6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured                                               2,343,770
 6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured                                               3,197,220
-----------------------------------------------------------------------------------------------------------------
Alaska - 0.8%

Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A,                 4,964,850
 5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15 -           2,630,637
 MBIA Insured
-----------------------------------------------------------------------------------------------------------------
Arizona - 1.8%

Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing              5,193,799
 Revenue Bonds, Campaigne Place on Jackson Project, Series 2001, 5.800%, 6/20/41
 (Alternative Minimum Tax)

Tempe Union High School District 213, Maricopa County, Arizona, General Obligation Bonds,
Series 1994:
 6.000%, 7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured                                              4,475,156
 6.000%, 7/01/10 - FGIC Insured                                                                        1,781,273

City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A, 6.000%, 7/01/21                     5,624,800
 (Pre-refunded to 7/01/06) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------
Arkansas - 0.1%

Pulaski County Special School District, Arkansas, General Obligation Bonds, Series 2002A Refunding,       511,985
 5.000%, 2/01/21 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------
California - 6.0%

Department of Veterans Affairs of the State of California, Home Purchase Revenue Bonds,                 5,152,100
 Series 2002A, 5.350%, 12/01/27 - AMBAC Insured

Los Angeles, California, GNMA Mortgage-Backed Securities Program, Multifamily Housing Revenue           5,139,800
 Bonds, Park Plaza West Senior Apartments Project, Series 2001B, 5.500%, 1/20/43 (Alternative
 Minimum Tax)

Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,               8,961,760
 Series 1999A, 6.000%, 1/01/29 - AMBAC Insured

Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds,      14,081,100
 Ontario Redevelopment Project No. 1, 5.800%, 8/01/23 - MBIA Insured

Orange County Sanitation District, California, Certificates of Participation, Series 2003,             10,381,900
 5.250%, 2/01/27 - FGIC Insured

----
30

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             California (continued)

    $  5,295 County of Riverside, California, 1994 Desert Justice Facility Project, Certificates of Participation,
              6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

       6,995 San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San
              Francisco International Airport, Series 2 - Issue 27A, 5.250%, 5/01/31 (Alternative Minimum
              Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Colorado - 3.5%

             Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
             Series 1999:
       5,030  5.875%, 12/01/19 - AMBAC Insured
       5,000  6.000%, 12/01/29 - AMBAC Insured

      10,000 Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,
              Series 1999, 5.750%, 5/15/24 - FSA Insured

       7,420 Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds,
              Series 2003A, 5.000%, 12/01/18 - XLCA Insured

       3,750 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -
              MBIA Insured

       1,100 El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,
              Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.9%

       4,000 District of Columbia, Washington, D.C., General Obligation Bonds, Series 1994B, 6.100%, 6/01/11
              (Pre-refunded to 6/01/04) - MBIA Insured

       4,050 Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,
              5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Florida - 3.5%

       3,760 Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4,
              6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

       3,930 Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe
              Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

       5,980 Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay
              Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

             Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
       3,500  5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured
       6,350  5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured

             Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
             Series 2001A, Pinnacle Palms Apartments Project:
         970  5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured
       2,505  5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured

       4,030 Reedy Creek Improvement District, Florida, Utilities Revenue Bonds, Series 2003-1, 5.250%, 10/01/16 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Georgia - 1.6%

       5,000 Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power
              Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured

             Development Authority of the City of Marietta, Georgia, First Mortgage Revenue Bonds, Life College,
             Inc., Series 1995A:
       3,020  5.950%, 9/01/19 - CAP GTY/FSA Insured
       6,180  6.250%, 9/01/25 - CAP GTY/FSA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
California (continued)

County of Riverside, California, 1994 Desert Justice Facility Project, Certificates of Participation, 12/04 at 101.00       AAA
 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San            5/11 at 100.00       AAA
 Francisco International Airport, Series 2 - Issue 27A, 5.250%, 5/01/31 (Alternative Minimum
 Tax) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.5%

Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
Series 1999:
 5.875%, 12/01/19 - AMBAC Insured                                                                    12/09 at 100.00       AAA
 6.000%, 12/01/29 - AMBAC Insured                                                                    12/09 at 100.00       AAA

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,          5/09 at 101.00       AAA
 Series 1999, 5.750%, 5/15/24 - FSA Insured

Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds,     12/13 at 100.00       AAA
 Series 2003A, 5.000%, 12/01/18 - XLCA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -        9/10 at 65.63       AAA
 MBIA Insured

El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,           12/12 at 100.00       Aaa
 Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.9%

District of Columbia, Washington, D.C., General Obligation Bonds, Series 1994B, 6.100%, 6/01/11        6/04 at 102.00       AAA
 (Pre-refunded to 6/01/04) - MBIA Insured

Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,         10/12 at 100.00       AAA
 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------------
Florida - 3.5%

Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4,                  1/10 at 100.00       AAA
 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe                8/10 at 100.00       AAA
 Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay            1/11 at 102.00       AAA
 Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
 5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured                                           10/12 at 100.00       AAA
 5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured                                           10/12 at 100.00       AAA

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
Series 2001A, Pinnacle Palms Apartments Project:
 5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured                                              7/11 at 100.00       AAA
 5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured                                              7/11 at 100.00       AAA

Reedy Creek Improvement District, Florida, Utilities Revenue Bonds, Series 2003-1, 5.250%, 10/01/16 - 10/13 at 100.00       AAA
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.6%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power    1/04 at 101.00       AAA
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured

Development Authority of the City of Marietta, Georgia, First Mortgage Revenue Bonds, Life College,
Inc., Series 1995A:
 5.950%, 9/01/19 - CAP GTY/FSA Insured                                                                9/05 at 102.00       AAA
 6.250%, 9/01/25 - CAP GTY/FSA Insured                                                                9/05 at 102.00       AAA

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
California (continued)

County of Riverside, California, 1994 Desert Justice Facility Project, Certificates of Participation, $ 5,631,868
 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

San Francisco City and County Airports Commission, California, Revenue Refunding Bonds, San             7,087,964
 Francisco International Airport, Series 2 - Issue 27A, 5.250%, 5/01/31 (Alternative Minimum
 Tax) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------
Colorado - 3.5%

Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
Series 1999:
 5.875%, 12/01/19 - AMBAC Insured                                                                      5,697,582
 6.000%, 12/01/29 - AMBAC Insured                                                                      5,557,550

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,          10,804,700
 Series 1999, 5.750%, 5/15/24 - FSA Insured

Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds,       7,806,953
 Series 2003A, 5.000%, 12/01/18 - XLCA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -        1,836,000
 MBIA Insured

El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,             1,108,085
 Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
District of Columbia - 0.9%

District of Columbia, Washington, D.C., General Obligation Bonds, Series 1994B, 6.100%, 6/01/11         4,197,920
 (Pre-refunded to 6/01/04) - MBIA Insured

Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,           4,109,737
 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------
Florida - 3.5%

Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4,                   3,957,588
 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe                 4,161,516
 Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay             6,215,552
 Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
 5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured                                             3,578,610
 5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured                                             6,542,850

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
Series 2001A, Pinnacle Palms Apartments Project:
 5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured                                               1,015,755
 5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured                                               2,628,121

Reedy Creek Improvement District, Florida, Utilities Revenue Bonds, Series 2003-1, 5.250%, 10/01/16 -   4,426,794
 MBIA Insured
-----------------------------------------------------------------------------------------------------------------
Georgia - 1.6%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power     5,098,450
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured

Development Authority of the City of Marietta, Georgia, First Mortgage Revenue Bonds, Life College,
Inc., Series 1995A:
 5.950%, 9/01/19 - CAP GTY/FSA Insured                                                                 3,294,699
 6.250%, 9/01/25 - CAP GTY/FSA Insured                                                                 6,765,926

----
31

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND
October 31, 2003

   Principal
Amount (000) Description
------------------------------------------------------------------------------------------------------------------------
             Hawaii - 0.4%

    $  3,300 State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, Inverse Floaters, 11.750%, 2/01/21 (IF) -
              FSA Insured
------------------------------------------------------------------------------------------------------------------------
             Illinois - 13.6%

      25,000 City of Chicago, Illinois, General Obligation Bonds, Project and Refunding, Series 1996B,
              5.125%, 1/01/25 - FGIC Insured

       9,590 Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,
              Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

       9,000 City of Chicago, Illinois, Chicago-O'Hare International Airport, General Airport Second Lien Revenue
              Refunding Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

       3,000 City of Chicago, Illinois, Chicago-O'Hare International Airport, General Airport Third Lien Revenue
              Refunding Bonds, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured

      12,800 Chicago Public Building Commission, Illinois, Building Revenue Bonds, Chicago Board of Education,
              Series 1993A, 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

       5,000 City of Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A,
              5.500%, 1/01/30 - MBIA Insured

             Town of Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
       3,610  6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured
       2,930  6.400%, 12/01/14 - MBIA Insured

       2,500 Cook County Community College District 508, Chicago, Illinois, Certificates of Participation,
              8.750%, 1/01/07 - FGIC Insured

       2,370 Board of Governors of State Colleges and Universities, Illinois, Eastern Illinois University, Auxiliary
              Facilities System Revenue Bonds, Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04) -
              MBIA Insured

       6,500 Illinois Development Finance Authority, Revenue Bonds, Adventist Health System-Sunbelt Obligated
              Group, Series 1997A, 5.875%, 11/15/20 - MBIA Insured

       1,945 Illinois Development Finance Authority, Local Government Program Revenue Bonds, City of O'Fallon
              Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured

       1,455 Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University, Series
              1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE/AMBAC Insured

       3,000 Illinois Health Facilities Authority, Revenue Bonds, University of Chicago Hospitals Project, Series 1994,
              6.125%, 8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

       4,000 Illinois Health Facilities Authority, Revenue Bonds, Northwestern Medical Faculty Foundation Inc.,
              Series 1995, 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured

       5,000 State of Illinois, General Obligation Bonds, Series of August 1994, 5.875%, 8/01/19
              (Pre-refunded to 8/01/04)

             State of Illinois, General Obligation Bonds, Series of February 1995:
       3,065  6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured
       5,545  6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured

       2,705 State of Illinois, General Obligation Bonds, Illinois FIRST, Series of December 2000, 5.400%, 12/01/20 -
              MBIA Insured

       1,330 Aurora West Side School District No. 129, Kane County, Illinois, General Obligation Bonds, Series 2003,
              6.000%, 2/01/23 - FGIC Insured

       4,645 City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B,
              0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured

       8,000 University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A,
              5.000%, 8/15/21 - AMBAC Insured

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.4%

State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, Inverse Floaters, 11.750%, 2/01/21 (IF) -      2/12 at 100.00
 FSA Insured
---------------------------------------------------------------------------------------------------------------------------
Illinois - 13.6%

City of Chicago, Illinois, General Obligation Bonds, Project and Refunding, Series 1996B,                   1/06 at 102.00
 5.125%, 1/01/25 - FGIC Insured

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,        12/07 at 102.00
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

City of Chicago, Illinois, Chicago-O'Hare International Airport, General Airport Second Lien Revenue        1/10 at 101.00
 Refunding Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

City of Chicago, Illinois, Chicago-O'Hare International Airport, General Airport Third Lien Revenue         1/12 at 100.00
 Refunding Bonds, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured

Chicago Public Building Commission, Illinois, Building Revenue Bonds, Chicago Board of Education,          12/03 at 102.00
 Series 1993A, 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

City of Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A,                   No Opt. Call
 5.500%, 1/01/30 - MBIA Insured

Town of Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
 6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                               12/04 at 102.00
 6.400%, 12/01/14 - MBIA Insured                                                                          12/04 at 102.00

Cook County Community College District 508, Chicago, Illinois, Certificates of Participation,                 No Opt. Call
 8.750%, 1/01/07 - FGIC Insured

Board of Governors of State Colleges and Universities, Illinois, Eastern Illinois University, Auxiliary     4/04 at 102.00
 Facilities System Revenue Bonds, Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04) -
 MBIA Insured

Illinois Development Finance Authority, Revenue Bonds, Adventist Health System-Sunbelt Obligated           11/10 at 101.00
 Group, Series 1997A, 5.875%, 11/15/20 - MBIA Insured

Illinois Development Finance Authority, Local Government Program Revenue Bonds, City of O'Fallon            1/12 at 100.00
 Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured

Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University, Series           5/06 at 102.00
 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE/AMBAC Insured

Illinois Health Facilities Authority, Revenue Bonds, University of Chicago Hospitals Project, Series 1994,  8/04 at 102.00
 6.125%, 8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Northwestern Medical Faculty Foundation Inc.,         11/04 at 102.00
 Series 1995, 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured

State of Illinois, General Obligation Bonds, Series of August 1994, 5.875%, 8/01/19                         8/04 at 102.00
 (Pre-refunded to 8/01/04)

State of Illinois, General Obligation Bonds, Series of February 1995:
 6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured                                                  2/05 at 102.00
 6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured                                                  2/05 at 102.00

State of Illinois, General Obligation Bonds, Illinois FIRST, Series of December 2000, 5.400%, 12/01/20 -   12/10 at 100.00
 MBIA Insured

Aurora West Side School District No. 129, Kane County, Illinois, General Obligation Bonds, Series 2003,     2/13 at 100.00
 6.000%, 2/01/23 - FGIC Insured

City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B,                    12/09 at 26.76
 0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured

University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A,       8/11 at 100.00
 5.000%, 8/15/21 - AMBAC Insured

                                                                                                                          Market
Description                                                                                                Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.4%

State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, Inverse Floaters, 11.750%, 2/01/21 (IF) -           AAA $ 4,070,748
 FSA Insured
--------------------------------------------------------------------------------------------------------------------------------
Illinois - 13.6%

City of Chicago, Illinois, General Obligation Bonds, Project and Refunding, Series 1996B,                        AAA  25,207,000
 5.125%, 1/01/25 - FGIC Insured

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,              AAA  10,876,978
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

City of Chicago, Illinois, Chicago-O'Hare International Airport, General Airport Second Lien Revenue             AAA   9,446,040
 Refunding Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

City of Chicago, Illinois, Chicago-O'Hare International Airport, General Airport Third Lien Revenue              AAA   3,206,130
 Refunding Bonds, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured

Chicago Public Building Commission, Illinois, Building Revenue Bonds, Chicago Board of Education,                AAA  13,106,816
 Series 1993A, 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

City of Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A,                      AAA   5,506,150
 5.500%, 1/01/30 - MBIA Insured

Town of Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
 6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                                     AAA   3,890,497
 6.400%, 12/01/14 - MBIA Insured                                                                                AAA   3,145,296

Cook County Community College District 508, Chicago, Illinois, Certificates of Participation,                    AAA   3,001,950
 8.750%, 1/01/07 - FGIC Insured

Board of Governors of State Colleges and Universities, Illinois, Eastern Illinois University, Auxiliary          AAA   2,470,370
 Facilities System Revenue Bonds, Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04) -
 MBIA Insured

Illinois Development Finance Authority, Revenue Bonds, Adventist Health System-Sunbelt Obligated                 AAA   7,187,115
 Group, Series 1997A, 5.875%, 11/15/20 - MBIA Insured

Illinois Development Finance Authority, Local Government Program Revenue Bonds, City of O'Fallon                 AAA   2,016,070
 Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured

Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University, Series                AAA   1,652,574
 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE/AMBAC Insured

Illinois Health Facilities Authority, Revenue Bonds, University of Chicago Hospitals Project, Series 1994,       AAA   3,179,850
 6.125%, 8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Northwestern Medical Faculty Foundation Inc.,               AAA   4,302,160
 Series 1995, 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured

State of Illinois, General Obligation Bonds, Series of August 1994, 5.875%, 8/01/19                           Aa3***   5,280,750
 (Pre-refunded to 8/01/04)

State of Illinois, General Obligation Bonds, Series of February 1995:
 6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured                                                       Aaa   3,312,928
 6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured                                                       Aaa   5,993,535

State of Illinois, General Obligation Bonds, Illinois FIRST, Series of December 2000, 5.400%, 12/01/20 -         AAA   2,905,954
 MBIA Insured

Aurora West Side School District No. 129, Kane County, Illinois, General Obligation Bonds, Series 2003,          AAA   1,491,781
 6.000%, 2/01/23 - FGIC Insured

City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B,                         Aaa   1,031,051
 0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured

University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A,            AAA   8,167,520
 5.000%, 8/15/21 - AMBAC Insured

----
32

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Indiana - 6.4%

             Boone County, Indiana, Hospital Association Lease Revenue Bonds, Series 2001:
    $  3,190  5.500%, 1/15/21 - FGIC Insured                                                                     7/11 at 100.00
       8,605  5.500%, 1/15/26 - FGIC Insured                                                                     7/11 at 100.00

       4,000 Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002,   7/12 at 100.00
              5.125%, 7/15/22 - MBIA Insured

             Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 1997 Series B-2:
         975  6.000%, 7/01/16 (Alternative Minimum Tax)                                                          1/07 at 101.50
       5,625  6.125%, 1/01/27 (Alternative Minimum Tax)                                                          1/07 at 101.50

       1,375 Trustees of Indiana University, Indiana University Student Fee Revenue Bonds, 2003 Series O,        8/13 at 100.00
              5.000%, 8/01/21 - FGIC Insured

      18,000 Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,        7/12 at 100.00
              5.125%, 7/01/27 - MBIA Insured

       3,000 Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,    7/10 at 100.00
              5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured

       4,950 Jasper County, Indiana, Collateralized Pollution Control Revenue Refunding Bonds, Northern Indiana  1/04 at 100.00
              Public Service Company Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured

       3,000 Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds,   7/12 at 100.00
              Series 2002, 5.125%, 7/15/22 - FGIC Insured

       1,005 Saint Joseph County, Indiana, Economic Development Revenue Bonds, Series 2002, Saint Mary's         4/12 at 100.00
              College Project, 5.375%, 4/01/22 - MBIA Insured

       3,690 Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds,          7/09 at 102.00
              Series 2000, 6.100%, 7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.5%

       4,750 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Series 1994,      2/04 at 102.00
              6.250%, 2/01/24 (Pre-refunded to 2/01/04) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
             Maine - 1.3%

       6,750 Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A,              7/05 at 102.00
              5.875%, 7/01/25 - FSA Insured

       3,110 Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1994B,              7/04 at 102.00
              7.000%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured

       1,400 Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26           5/06 at 102.00
              (Alternative Minimum Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
             Massachusetts - 1.3%

             Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
         855  5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured                                          12/09 at 100.00
       1,130  5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured                                          12/09 at 100.00

       9,355 Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2001 Series A,         1/11 at 100.00
              5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
             Michigan - 6.4%

      12,130 Bay City, Bay County, Michigan, 1991 General Obligation Unlimited Tax Street Improvement Bonds,       No Opt. Call
              0.000%, 6/01/21 - AMBAC Insured

             City of Detroit, Michigan, General Obligation Bonds, Series 2003A:
       2,705  5.250%, 4/01/14 - XLCA Insured                                                                     4/13 at 100.00
       2,550  5.250%, 4/01/15 - XLCA Insured                                                                     4/13 at 100.00
       2,995  5.250%, 4/01/16 - XLCA Insured                                                                     4/13 at 100.00

             Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
             Series 1999A:
      13,500  5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured                                        11/09 at 101.00
      13,675  6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured                                        11/09 at 101.00

                                                                                                                  Market
Description                                                                                        Ratings**       Value
------------------------------------------------------------------------------------------------------------------------
Indiana - 6.4%

Boone County, Indiana, Hospital Association Lease Revenue Bonds, Series 2001:
 5.500%, 1/15/21 - FGIC Insured                                                                         AAA $ 3,376,583
 5.500%, 1/15/26 - FGIC Insured                                                                         AAA   8,895,505

Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002,        AAA   4,111,120
 5.125%, 7/15/22 - MBIA Insured

Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 1997 Series B-2:
 6.000%, 7/01/16 (Alternative Minimum Tax)                                                              Aaa   1,025,027
 6.125%, 1/01/27 (Alternative Minimum Tax)                                                              Aaa   5,868,113

Trustees of Indiana University, Indiana University Student Fee Revenue Bonds, 2003 Series O,             AAA   1,412,826
 5.000%, 8/01/21 - FGIC Insured

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,             AAA  18,312,480
 5.125%, 7/01/27 - MBIA Insured

Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,         AAA   3,520,470
 5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured

Jasper County, Indiana, Collateralized Pollution Control Revenue Refunding Bonds, Northern Indiana       AAA   5,123,993
 Public Service Company Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured

Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds,        AAA   3,087,630
 Series 2002, 5.125%, 7/15/22 - FGIC Insured

Saint Joseph County, Indiana, Economic Development Revenue Bonds, Series 2002, Saint Mary's              AAA   1,059,883
 College Project, 5.375%, 4/01/22 - MBIA Insured

Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds,               AAA   4,423,314
 Series 2000, 6.100%, 7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.5%

Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Series 1994,           AAA   4,906,988
 6.250%, 2/01/24 (Pre-refunded to 2/01/04) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Maine - 1.3%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A,                   AAA   7,270,898
 5.875%, 7/01/25 - FSA Insured

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1994B,                   AAA   3,295,729
 7.000%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured

Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26                AAA   1,462,384
 (Alternative Minimum Tax) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.3%

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
 5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured                                               AAA     890,944
 5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured                                               AAA   1,176,285

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2001 Series A,              AAA   9,706,842
 5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Michigan - 6.4%

Bay City, Bay County, Michigan, 1991 General Obligation Unlimited Tax Street Improvement Bonds,          AAA   5,072,766
 0.000%, 6/01/21 - AMBAC Insured

City of Detroit, Michigan, General Obligation Bonds, Series 2003A:
 5.250%, 4/01/14 - XLCA Insured                                                                         AAA   2,962,489
 5.250%, 4/01/15 - XLCA Insured                                                                         AAA   2,778,123
 5.250%, 4/01/16 - XLCA Insured                                                                         AAA   3,243,465

Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
Series 1999A:
 5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured                                             AAA  15,898,950
 6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured                                             AAA  16,389,077

----
33

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

    $  7,280 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,
              6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

       5,455 Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,
              Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.4%

       2,150 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
              Subordinate Lien, Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

       9,675 City of St. Cloud, Minnesota, Health Care Revenue Bonds, Saint Cloud Hospital Obligated Group,
              Series 2000-A, 5.875%, 5/01/30 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.6%

       6,400 Medical Center Educational Building Corporation, University of Mississippi Medical Center Project,
              Revenue Bonds, Series 1993, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

       7,450 Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Mississippi
              Department of Corrections, 6.000%, 11/01/19 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
             Missouri - 2.3%

       7,600 Missouri-Illinois Metropolitan District Bi-State Development Agency, Metrolink Cross County Extension
              Project, Mass Transit Sales Tax Appropriation Bonds, Series 2002B, 5.000%, 10/01/23 - FSA Insured

       5,140 Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,
              5.000%, 7/01/32 - MBIA Insured

       7,950 St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City
              Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
             Nevada - 0.9%

       2,000 Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company
              Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

       3,625 Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,
              Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

       2,100 Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 -
              AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.7%

       6,500 New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American
              Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
              AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
             New York - 2.1%

       5,000 Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,
              6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

         135 City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -
              AMBAC Insured

             New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National
             Tennis Center Incorporated Project, Series 1994:
       3,500  6.500%, 11/15/10 - FSA Insured
       3,000  6.600%, 11/15/11 - FSA Insured

       6,060 New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue
              Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.1%

       1,250 North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed Project,
              Series 2001, 5.000%, 10/01/32 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
             North Dakota - 0.5%

       5,000 Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,
              5.125%, 6/01/27 - AMBAC Insured

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                 4/07 at 102.00
 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,                   12/12 at 100.00
 Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.4%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,                   1/11 at 100.00
 Subordinate Lien, Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

City of St. Cloud, Minnesota, Health Care Revenue Bonds, Saint Cloud Hospital Obligated Group,             5/10 at 101.00
 Series 2000-A, 5.875%, 5/01/30 - FSA Insured
--------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.6%

Medical Center Educational Building Corporation, University of Mississippi Medical Center Project,        12/04 at 102.00
 Revenue Bonds, Series 1993, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Mississippi 11/09 at 102.00
 Department of Corrections, 6.000%, 11/01/19 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Missouri - 2.3%

Missouri-Illinois Metropolitan District Bi-State Development Agency, Metrolink Cross County Extension     10/13 at 100.00
 Project, Mass Transit Sales Tax Appropriation Bonds, Series 2002B, 5.000%, 10/01/23 - FSA Insured

Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,                   7/12 at 100.00
 5.000%, 7/01/32 - MBIA Insured

St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City             2/06 at 102.00
 Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company                 4/04 at 101.00
 Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,            12/09 at 102.00
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 -            10/12 at 101.00
 AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
New Jersey - 0.7%

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American            11/12 at 101.00
 Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
 AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
New York - 2.1%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,          7/04 at 101.50
 6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -              2/04 at 100.00
 AMBAC Insured

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National
Tennis Center Incorporated Project, Series 1994:
 6.500%, 11/15/10 - FSA Insured                                                                          11/04 at 102.00
 6.600%, 11/15/11 - FSA Insured                                                                          11/04 at 102.00

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue             1/09 at 101.00
 Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.1%

North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed Project,            10/11 at 101.00
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
North Dakota - 0.5%

Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,                 6/12 at 100.00
 5.125%, 6/01/27 - AMBAC Insured

                                                                                                                         Market
Description                                                                                               Ratings**       Value
-------------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                      AAA $ 7,649,897
 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,                         AAA   5,843,123
 Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.4%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,                        AAA   2,310,885
 Subordinate Lien, Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

City of St. Cloud, Minnesota, Health Care Revenue Bonds, Saint Cloud Hospital Obligated Group,                  Aaa  10,546,524
 Series 2000-A, 5.875%, 5/01/30 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.6%

Medical Center Educational Building Corporation, University of Mississippi Medical Center Project,              AAA   6,862,912
 Revenue Bonds, Series 1993, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Mississippi       AAA   8,530,474
 Department of Corrections, 6.000%, 11/01/19 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.3%

Missouri-Illinois Metropolitan District Bi-State Development Agency, Metrolink Cross County Extension           AAA   7,763,628
 Project, Mass Transit Sales Tax Appropriation Bonds, Series 2002B, 5.000%, 10/01/23 - FSA Insured

Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,                        AAA   5,164,775
 5.000%, 7/01/32 - MBIA Insured

St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City                  AAA   8,885,000
 Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company                      AAA   2,104,000
 Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,                  AAA   4,038,830
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 -                  AAA   2,167,935
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------------
New Jersey - 0.7%

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American                  Aaa   6,645,665
 Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------------
New York - 2.1%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,               AAA   5,252,700
 6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -                   AAA     136,611
 AMBAC Insured

New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National
Tennis Center Incorporated Project, Series 1994:
 6.500%, 11/15/10 - FSA Insured                                                                                AAA   3,755,780
 6.600%, 11/15/11 - FSA Insured                                                                                AAA   3,216,360

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue                  AAA   7,087,352
 Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.1%

North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed Project,                  AAA   1,261,413
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------------
North Dakota - 0.5%

Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,                      AAA   5,089,400
 5.125%, 6/01/27 - AMBAC Insured

----
34

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.8%

    $  5,000 Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of Baptist
              Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and Baptist Rural
              Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

       5,000 Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, INTEGRIS Obligated
              Group of Baptist Medical Center, Inc., South Oklahoma City Hospital Corporation and Rural Health,
              Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

       2,000 Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,
              5.625%, 7/01/20 (Pre-refunded to 7/01/10) - FSA Insured

       2,000 Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport
              General Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

       1,000 Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport
              Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.0%

       3,000 North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series of 1994,
              7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured

      24,500 State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School
              District Project, Series 2003, 5.000%, 6/01/33 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.8%

       1,250 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,
              5.250%, 7/01/18 - FGIC Insured

       4,325 Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 10.880%, 7/01/19 - FSA Insured (IF)
-------------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.5%

       3,130 Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -
              MBIA Insured

       1,000 Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,
              Series 1994A, FHA-Insured Mortgage Loan - Barbara Jordan Apartments Project, 6.650%, 7/01/15 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
             South Carolina - 4.1%

             Charleston County, South Carolina, Charleston Public Facilities Corporation, Certificates of Participation,
             Series 1994B:
       1,430  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured
       2,385  7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured

             Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
       1,985  5.250%, 6/01/16 - AMBAC Insured
       2,095  5.250%, 6/01/17 - AMBAC Insured

       3,375 Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,
              5.250%, 3/01/20 - FSA Insured

       5,435 Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Greenville
              Memorial Auditorium District, South Carolina, Certificates of Participation, Bi-Lo Center Project,
              Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) - AMBAC Insured

       8,525 South Carolina Public Service Authority, Revenue Bonds, Series 2003A Refunding, 5.000%, 1/01/15 -
              AMBAC Insured

      10,350 Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,
              Series 2002, 5.250%, 4/15/32 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
             Tennessee - 3.0%

       2,000 Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,
              6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

             Health, Educational and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
             Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
       1,190  5.850%, 7/01/20 - MBIA Insured
       5,155  5.950%, 7/01/31 - MBIA Insured

                                                                                                              Optional Call
Description                                                                                                     Provisions*
----------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.8%

Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of Baptist            8/05 at 102.00
 Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and Baptist Rural
 Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, INTEGRIS Obligated                 8/09 at 101.00
 Group of Baptist Medical Center, Inc., South Oklahoma City Hospital Corporation and Rural Health,
 Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,             7/10 at 101.00
 5.625%, 7/01/20 (Pre-refunded to 7/01/10) - FSA Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport             6/10 at 100.00
 General Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport             6/10 at 100.00
 Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.0%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series of 1994,           11/04 at 101.00
 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured

State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School               6/13 at 100.00
 District Project, Series 2003, 5.000%, 6/01/33 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,                7/13 at 100.00
 5.250%, 7/01/18 - FGIC Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 10.880%, 7/01/19 - FSA Insured (IF)               No Opt. Call
----------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -           7/04 at 102.00
 MBIA Insured

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                  7/04 at 102.00
 Series 1994A, FHA-Insured Mortgage Loan - Barbara Jordan Apartments Project, 6.650%, 7/01/15 -
 MBIA Insured
----------------------------------------------------------------------------------------------------------------------------
South Carolina - 4.1%

Charleston County, South Carolina, Charleston Public Facilities Corporation, Certificates of Participation,
Series 1994B:
 6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured                                                   6/04 at 102.00
 7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured                                                   6/04 at 102.00

Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
 5.250%, 6/01/16 - AMBAC Insured                                                                            6/13 at 100.00
 5.250%, 6/01/17 - AMBAC Insured                                                                            6/13 at 100.00

Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,                    3/11 at 100.00
 5.250%, 3/01/20 - FSA Insured

Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Greenville            3/06 at 102.00
 Memorial Auditorium District, South Carolina, Certificates of Participation, Bi-Lo Center Project,
 Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) - AMBAC Insured

South Carolina Public Service Authority, Revenue Bonds, Series 2003A Refunding, 5.000%, 1/01/15 -            7/13 at 100.00
 AMBAC Insured

Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,          4/12 at 100.00
 Series 2002, 5.250%, 4/15/32 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                     3/10 at 101.00
 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

Health, Educational and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
 5.850%, 7/01/20 - MBIA Insured                                                                             7/10 at 102.00
 5.950%, 7/01/31 - MBIA Insured                                                                             7/10 at 102.00

Description                                                                                                 Ratings**
----------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.8%

Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of Baptist                 AAA
 Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and Baptist Rural
 Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, INTEGRIS Obligated                      AAA
 Group of Baptist Medical Center, Inc., South Oklahoma City Hospital Corporation and Rural Health,
 Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,                  AAA
 5.625%, 7/01/20 (Pre-refunded to 7/01/10) - FSA Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport                  AAA
 General Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport                  AAA
 Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.0%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series of 1994,                 AAA
 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured

State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School                    AAA
 District Project, Series 2003, 5.000%, 6/01/33 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,                     AAA
 5.250%, 7/01/18 - FGIC Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 10.880%, 7/01/19 - FSA Insured (IF)                  AAA
----------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -                AAA
 MBIA Insured

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                       AAA
 Series 1994A, FHA-Insured Mortgage Loan - Barbara Jordan Apartments Project, 6.650%, 7/01/15 -
 MBIA Insured
----------------------------------------------------------------------------------------------------------------------
South Carolina - 4.1%

Charleston County, South Carolina, Charleston Public Facilities Corporation, Certificates of Participation,
Series 1994B:
 6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured                                                        AAA
 7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured                                                        AAA

Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
 5.250%, 6/01/16 - AMBAC Insured                                                                                 AAA
 5.250%, 6/01/17 - AMBAC Insured                                                                                 AAA

Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,                         AAA
 5.250%, 3/01/20 - FSA Insured

Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Greenville                 AAA
 Memorial Auditorium District, South Carolina, Certificates of Participation, Bi-Lo Center Project,
 Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) - AMBAC Insured

South Carolina Public Service Authority, Revenue Bonds, Series 2003A Refunding, 5.000%, 1/01/15 -                 AAA
 AMBAC Insured

Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,               AAA
 Series 2002, 5.250%, 4/15/32 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                          AAA
 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

Health, Educational and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
 5.850%, 7/01/20 - MBIA Insured                                                                                  Aaa
 5.950%, 7/01/31 - MBIA Insured                                                                                  Aaa

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.8%

Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of Baptist           $ 5,447,750
 Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and Baptist Rural
 Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, INTEGRIS Obligated                  5,341,300
 Group of Baptist Medical Center, Inc., South Oklahoma City Hospital Corporation and Rural Health,
 Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,              2,332,060
 5.625%, 7/01/20 (Pre-refunded to 7/01/10) - FSA Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport              2,204,740
 General Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport              1,106,230
 Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.0%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series of 1994,             3,207,660
 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured

State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School               24,675,175
 District Project, Series 2003, 5.000%, 6/01/33 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,                 1,365,275
 5.250%, 7/01/18 - FGIC Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 10.880%, 7/01/19 - FSA Insured (IF)              6,041,895
-----------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -            3,301,211
 MBIA Insured

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                   1,030,920
 Series 1994A, FHA-Insured Mortgage Loan - Barbara Jordan Apartments Project, 6.650%, 7/01/15 -
 MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
South Carolina - 4.1%

Charleston County, South Carolina, Charleston Public Facilities Corporation, Certificates of Participation,
Series 1994B:
 6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured                                                    1,507,263
 7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured                                                    2,515,603

Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
 5.250%, 6/01/16 - AMBAC Insured                                                                             2,163,511
 5.250%, 6/01/17 - AMBAC Insured                                                                             2,269,576

Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,                     3,593,194
 5.250%, 3/01/20 - FSA Insured

Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Greenville             6,065,134
 Memorial Auditorium District, South Carolina, Certificates of Participation, Bi-Lo Center Project,
 Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) - AMBAC Insured

South Carolina Public Service Authority, Revenue Bonds, Series 2003A Refunding, 5.000%, 1/01/15 -             9,191,826
 AMBAC Insured

Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,          10,650,047
 Series 2002, 5.250%, 4/15/32 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------
Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                      2,160,660
 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

Health, Educational and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
 5.850%, 7/01/20 - MBIA Insured                                                                              1,233,661
 5.950%, 7/01/31 - MBIA Insured                                                                              5,495,230

----
35

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Tennessee (continued)

    $ 16,000 Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson
              County, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Texas - 10.2%

       3,000 Bexar County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Baptist
              Memorial Hospital System Project, Series 1994, 6.750%, 8/15/19 (Pre-refunded to 8/15/04) -
              MBIA Insured

             Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International Airport, Joint Revenue Refunding
             and Improvement Bonds, Series 2001A:
       8,000  5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured
       3,855  5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured

       2,605 City of DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 -
              FGIC Insured

             Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
       5,000  5.250%, 11/15/21 - MBIA Insured
       6,500  5.250%, 11/15/22 - MBIA Insured
       6,800  5.250%, 11/15/30 - MBIA Insured
       2,500  5.375%, 11/15/41 - MBIA Insured

             Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
         420  7.400%, 2/15/10 - AMBAC Insured
         580  7.400%, 2/15/10 - AMBAC Insured

       5,010 Houston, Texas, General Obligation Bonds, Series 2002 Refunding, 5.000%, 3/01/25 - MBIA Insured

       2,280 North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001,
              5.125%, 6/01/20 - FGIC Insured

       3,000 Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Texan Hall LLC -
              Angelo State University, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

             Retama Development Corporation, Special Facilities Revenue Bonds, Retama Park Racetrack Project,
             Series 1993:
       9,715  8.750%, 12/15/18
       5,405  10.000%, 12/15/20

       5,000 Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and
              Improvement Bonds, Fort Worth Osteopathic Hospital Inc. Project, Series 1993., 6.000%, 5/15/21 -
              MBIA Insured

      20,000 Texas Turnpike Authority, Central Texas Turnpike System, First Tier Revenue Bonds, Series 2002A,
              0.000%, 8/15/17 - AMBAC Insured

       4,070 Williamson County, Texas, General Obligation Bonds, DRIVERS Series 188, 11.640%, 2/15/21 -
              FSA Insured (IF)
---------------------------------------------------------------------------------------------------------------------
             Utah - 1.3%

       5,000 Emery County, Utah, Pollution Control Revenue Refunding Bonds, Series 1993A, Pacificorp Projects,
              5.650%, 11/01/23 - AMBAC Insured

       3,055 State Building Ownership Authority, Utah, Lease Revenue Bonds, State Facilities Master Lease
              Program, Series 1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05) - AMBAC Insured

       3,500 White City Water Improvement District, Salt Lake County, Utah, General Obligation Water Bonds,
              Series 1995, 6.600%, 2/01/25 (Pre-refunded to 2/01/05) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Vermont - 0.1%

       1,325 Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31
              (Alternative Minimum Tax) - FSA Insured
---------------------------------------------------------------------------------------------------------------------
             Virginia - 0.7%

       5,755 Industrial Development Authority of the City of Alexandria, Virginia, Fixed Rate Revenue Bonds,
              Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Tennessee (continued)

Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson        11/09 at 101.00
 County, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A,
 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Texas - 10.2%

Bexar County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Baptist           8/04 at 102.00
 Memorial Hospital System Project, Series 1994, 6.750%, 8/15/19 (Pre-refunded to 8/15/04) -
 MBIA Insured

Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International Airport, Joint Revenue Refunding
and Improvement Bonds, Series 2001A:
 5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured                                             11/11 at 100.00
 5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured                                             11/11 at 100.00

City of DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 -           2/11 at 100.00
 FGIC Insured

Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
 5.250%, 11/15/21 - MBIA Insured                                                                       11/11 at 100.00
 5.250%, 11/15/22 - MBIA Insured                                                                       11/11 at 100.00
 5.250%, 11/15/30 - MBIA Insured                                                                       11/11 at 100.00
 5.375%, 11/15/41 - MBIA Insured                                                                       11/11 at 100.00

Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
 7.400%, 2/15/10 - AMBAC Insured                                                                          No Opt. Call
 7.400%, 2/15/10 - AMBAC Insured                                                                          No Opt. Call

Houston, Texas, General Obligation Bonds, Series 2002 Refunding, 5.000%, 3/01/25 - MBIA Insured          3/12 at 100.00

North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001,            12/11 at 100.00
 5.125%, 6/01/20 - FGIC Insured

Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Texan Hall LLC -         8/12 at 100.00
 Angelo State University, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

Retama Development Corporation, Special Facilities Revenue Bonds, Retama Park Racetrack Project,
Series 1993:
 8.750%, 12/15/18                                                                                         No Opt. Call
 10.000%, 12/15/20                                                                                        No Opt. Call

Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and            No Opt. Call
 Improvement Bonds, Fort Worth Osteopathic Hospital Inc. Project, Series 1993., 6.000%, 5/15/21 -
 MBIA Insured

Texas Turnpike Authority, Central Texas Turnpike System, First Tier Revenue Bonds, Series 2002A,           No Opt. Call
 0.000%, 8/15/17 - AMBAC Insured

Williamson County, Texas, General Obligation Bonds, DRIVERS Series 188, 11.640%, 2/15/21 -               2/11 at 100.00
 FSA Insured (IF)
------------------------------------------------------------------------------------------------------------------------
Utah - 1.3%

Emery County, Utah, Pollution Control Revenue Refunding Bonds, Series 1993A, Pacificorp Projects,       11/03 at 102.00
 5.650%, 11/01/23 - AMBAC Insured

State Building Ownership Authority, Utah, Lease Revenue Bonds, State Facilities Master Lease            11/05 at 100.00
 Program, Series 1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05) - AMBAC Insured

White City Water Improvement District, Salt Lake County, Utah, General Obligation Water Bonds,           2/05 at 100.00
 Series 1995, 6.600%, 2/01/25 (Pre-refunded to 2/01/05) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Vermont - 0.1%

Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31          11/09 at 100.00
 (Alternative Minimum Tax) - FSA Insured
------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%

Industrial Development Authority of the City of Alexandria, Virginia, Fixed Rate Revenue Bonds,         10/10 at 101.00
 Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured

                                                                                                                       Market
Description                                                                                             Ratings**       Value
-----------------------------------------------------------------------------------------------------------------------------
Tennessee (continued)

Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson              AAA $19,025,440
 County, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A,
 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------
Texas - 10.2%

Bexar County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Baptist                AAA   3,194,130
 Memorial Hospital System Project, Series 1994, 6.750%, 8/15/19 (Pre-refunded to 8/15/04) -
 MBIA Insured

Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International Airport, Joint Revenue Refunding
and Improvement Bonds, Series 2001A:
 5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured                                                   AAA   8,338,720
 5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured                                                   AAA   3,974,428

City of DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 -                AAA   2,801,678
 FGIC Insured

Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
 5.250%, 11/15/21 - MBIA Insured                                                                             AAA   5,251,550
 5.250%, 11/15/22 - MBIA Insured                                                                             AAA   6,763,835
 5.250%, 11/15/30 - MBIA Insured                                                                             AAA   6,985,980
 5.375%, 11/15/41 - MBIA Insured                                                                             AAA   2,583,950

Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
 7.400%, 2/15/10 - AMBAC Insured                                                                             AAA     472,979
 7.400%, 2/15/10 - AMBAC Insured                                                                             AAA     677,718

Houston, Texas, General Obligation Bonds, Series 2002 Refunding, 5.000%, 3/01/25 - MBIA Insured               AAA   5,055,541

North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001,                  AAA   2,385,815
 5.125%, 6/01/20 - FGIC Insured

Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Texan Hall LLC -              Aaa   3,013,500
 Angelo State University, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

Retama Development Corporation, Special Facilities Revenue Bonds, Retama Park Racetrack Project,
Series 1993:
 8.750%, 12/15/18                                                                                            AAA  14,543,452
 10.000%, 12/15/20                                                                                           AAA   8,761,451

Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and               AAA   5,728,400
 Improvement Bonds, Fort Worth Osteopathic Hospital Inc. Project, Series 1993., 6.000%, 5/15/21 -
 MBIA Insured

Texas Turnpike Authority, Central Texas Turnpike System, First Tier Revenue Bonds, Series 2002A,              AAA  10,342,800
 0.000%, 8/15/17 - AMBAC Insured

Williamson County, Texas, General Obligation Bonds, DRIVERS Series 188, 11.640%, 2/15/21 -                   A-1+   4,912,246
 FSA Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------
Utah - 1.3%

Emery County, Utah, Pollution Control Revenue Refunding Bonds, Series 1993A, Pacificorp Projects,             AAA   5,113,750
 5.650%, 11/01/23 - AMBAC Insured

State Building Ownership Authority, Utah, Lease Revenue Bonds, State Facilities Master Lease                  AAA   3,328,942
 Program, Series 1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05) - AMBAC Insured

White City Water Improvement District, Salt Lake County, Utah, General Obligation Water Bonds,                AAA   3,736,670
 Series 1995, 6.600%, 2/01/25 (Pre-refunded to 2/01/05) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------
Vermont - 0.1%

Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31                AAA   1,391,860
 (Alternative Minimum Tax) - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%

Industrial Development Authority of the City of Alexandria, Virginia, Fixed Rate Revenue Bonds,               AAA   6,546,255
 Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured

----
36

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Washington - 9.4%

    $  3,000 Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro Consolidated System Revenue  7/11 at 101.00
              Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

       5,040 Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro Consolidated System Revenue  7/12 at 100.00
              Bonds, Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

       1,940 Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro Consolidated System Revenue  7/12 at 100.00
              Bonds, Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

             Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,
             Refunding Series 2000A:
       2,975  6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured                                             9/10 at 100.00
       1,135  6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured                                             9/10 at 100.00

       3,300 Energy Northwest, Washington, Columbia Generating Station Electric Revenue Bonds, Series 2002,        7/12 at 100.00
              ROL-SER-II-152, 12.410%, 7/01/18 (IF)

             Energy Northwest, Washington, Wind Project Revenue Bonds, Series 2003:
       1,720  5.000%, 7/01/19 - AMBAC Insured                                                                      7/12 at 100.00
       1,435  5.000%, 7/01/23 - AMBAC Insured                                                                      7/12 at 100.00

       1,000 City of Marysville, Washington, Water and Sewer Revenue Bonds, Series 1991, 7.000%, 12/01/11         12/03 at 100.00
              (Pre-refunded to 12/01/03) - MBIA Insured

       6,000 Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 - FGIC Insured              9/12 at 100.00

       1,785 Port of Seattle, Washington, Revenue Bonds, Series 1999B Subordinate Lien, 5.500%, 9/01/16            9/12 at 100.00
              (Alternative Minimum Tax) - FGIC Insured

       8,775 Port of Seattle, Washington, Special Facilities Revenue Bonds, Terminal 18 Project, Series 1999C,     3/10 at 101.00
              6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured

             Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999B:
         460  6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to 3/01/10) - MBIA Insured                   3/10 at 101.00
       7,475  6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured                                             3/10 at 101.00

      11,400 City of Seattle, Washington, Water System and Refunding Revenue Bonds, 1993, 5.250%, 3/01/24 -        3/09 at 100.00
              FGIC Insured

       5,000 Public Utility District No. 1 of Snohomish County, Washington, Generation System Revenue Bonds,       1/04 at 102.00
              Series 1993B, 5.800%, 1/01/24 (Alternative Minimum Tax) - MBIA Insured

       1,000 Public Utility District No. 1 of Snohomish County, Washington, Water Revenue Bonds, Series 2002       6/12 at 100.00
              Refunding, 5.500%, 12/01/22 - FGIC Insured

       7,825 Arlington School District No. 16, Snohomish County, Washington, Unlimited Tax General Obligation     12/10 at 100.00
              Bonds, 2000, 5.750%, 12/01/19 - FGIC Insured

       2,000 Yelm Community Schools, Thurston and Pierce Counties, Washington, General Obligation Bonds,           6/13 at 100.00
              Series 2003, 5.250%, 12/01/18 - FSA Insured

       2,050 Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University,           10/12 at 100.00
              Series 2002, 5.050%, 4/01/22 - MBIA Insured

       5,000 Washington Public Power Supply System, Nuclear Project No. 2, Refunding Revenue Bonds,                  No Opt. Call
              Series 1993B, 5.400%, 7/01/05 - FSA Insured

       2,000 Bellingham School District No. 501, Whatcom County, Washington, Unlimited Tax General Obligation     12/04 at 100.00
              Bonds, Series 1994, 6.125%, 12/01/13 (Pre-refunded to 12/01/04) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Wisconsin - 1.2%

       3,365 Evansville Community School District, Dane, Green, and Rock Counties, Wisconsin, General Obligation   4/11 at 100.00
              Refunding Bonds, Series 2001, 5.500%, 4/01/19 - FGIC Insured

       2,000 City of Superior, Wisconsin, Limited Obligation Refunding Revenue Bonds, Midwest Energy Resources       No Opt. Call
              Company Project, Series E-1991 (Collateralized), 6.900%, 8/01/21 - FGIC Insured

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Washington - 9.4%

Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro Consolidated System Revenue       AAA $ 3,119,760
 Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro Consolidated System Revenue       AAA   5,153,803
 Bonds, Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro Consolidated System Revenue       AAA   1,959,904
 Bonds, Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,
Refunding Series 2000A:
 6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured                                                 AAA   3,325,544
 6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured                                                 AAA   1,261,484

Energy Northwest, Washington, Columbia Generating Station Electric Revenue Bonds, Series 2002,             AAA   4,400,682
 ROL-SER-II-152, 12.410%, 7/01/18 (IF)

Energy Northwest, Washington, Wind Project Revenue Bonds, Series 2003:
 5.000%, 7/01/19 - AMBAC Insured                                                                          AAA   1,772,959
 5.000%, 7/01/23 - AMBAC Insured                                                                          AAA   1,450,498

City of Marysville, Washington, Water and Sewer Revenue Bonds, Series 1991, 7.000%, 12/01/11               AAA   1,005,020
 (Pre-refunded to 12/01/03) - MBIA Insured

Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 - FGIC Insured                   AAA   6,044,340

Port of Seattle, Washington, Revenue Bonds, Series 1999B Subordinate Lien, 5.500%, 9/01/16                 AAA   1,907,772
 (Alternative Minimum Tax) - FGIC Insured

Port of Seattle, Washington, Special Facilities Revenue Bonds, Terminal 18 Project, Series 1999C,          AAA   9,465,856
 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured

Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999B:
 6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to 3/01/10) - MBIA Insured                       AAA     542,869
 6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured                                                 AAA   8,130,632

City of Seattle, Washington, Water System and Refunding Revenue Bonds, 1993, 5.250%, 3/01/24 -             AAA  11,682,834
 FGIC Insured

Public Utility District No. 1 of Snohomish County, Washington, Generation System Revenue Bonds,            AAA   5,132,450
 Series 1993B, 5.800%, 1/01/24 (Alternative Minimum Tax) - MBIA Insured

Public Utility District No. 1 of Snohomish County, Washington, Water Revenue Bonds, Series 2002            AAA   1,073,820
 Refunding, 5.500%, 12/01/22 - FGIC Insured

Arlington School District No. 16, Snohomish County, Washington, Unlimited Tax General Obligation           Aaa   8,754,767
 Bonds, 2000, 5.750%, 12/01/19 - FGIC Insured

Yelm Community Schools, Thurston and Pierce Counties, Washington, General Obligation Bonds,                Aaa   2,151,940
 Series 2003, 5.250%, 12/01/18 - FSA Insured

Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University,                 AAA   2,097,048
 Series 2002, 5.050%, 4/01/22 - MBIA Insured

Washington Public Power Supply System, Nuclear Project No. 2, Refunding Revenue Bonds,                     AAA   5,332,950
 Series 1993B, 5.400%, 7/01/05 - FSA Insured

Bellingham School District No. 501, Whatcom County, Washington, Unlimited Tax General Obligation           AAA   2,109,920
 Bonds, Series 1994, 6.125%, 12/01/13 (Pre-refunded to 12/01/04) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.2%

Evansville Community School District, Dane, Green, and Rock Counties, Wisconsin, General Obligation        AAA   3,693,289
 Refunding Bonds, Series 2001, 5.500%, 4/01/19 - FGIC Insured

City of Superior, Wisconsin, Limited Obligation Refunding Revenue Bonds, Midwest Energy Resources          AAA   2,543,240
 Company Project, Series E-1991 (Collateralized), 6.900%, 8/01/21 - FGIC Insured

----
37

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             Wisconsin (continued)

    $  5,000 State of Wisconsin, General Obligation Bonds, Series 2002G,  5/13 at 100.00       AAA $  5,268,600
              5.000%, 5/01/18 - MBIA Insured
---------------------------------------------------------------------------------------------------------------
    $885,050 Total Long-Term Investments (cost $855,450,321) - 98.7%                                923,059,810
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.3%                                                    12,622,180

             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $935,681,990

             -------------------------------------------------------------------------------------------------

              All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         (IF) Inverse floating rate security.




                                See accompanying notes to financial statements.

----
38

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
October 31, 2003


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Alabama - 1.9%

  $    2,635 Alabama State Board of Education, Revenue Bonds, Calhoun Community College,
              Series 2003A, 5.250%, 5/01/23 - FGIC Insured

       7,440 Alabama Public School and College Authority, Capital Improvement Revenue Bonds,
              Series 2002A, 5.000%, 2/01/21

       5,500 Florence, Alabama, General Obligation Warrants, Series 2003B, 5.000%, 9/01/23 - FGIC Insured

       5,000 Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A,
              5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured

       9,280 Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D,
              5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured

      17,500 Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B,
              5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Alaska - 0.1%

       2,790 Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990
              Series A, 5.850%, 6/01/25 (Pre-refunded to 12/01/03)
--------------------------------------------------------------------------------------------------------------------
             Arizona - 1.3%

      10,700 Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West,
              Series 1999A, 6.125%, 7/01/09

       2,000 Arizona State Transportation Board, Highway Revenue Refunding Bonds, Series 2002A,
              5.250%, 7/01/17

       6,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,
              Series 2003A, 5.375%, 7/01/19 - MBIA Insured

             Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
             Refunding Bonds, Series 1993C:
       7,110  4.750%, 1/01/17 (Pre-refunded to 1/01/04)
       3,710  4.750%, 1/01/17

       3,770 City of Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2003A,
              5.000%, 7/01/15 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.4%

             Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B,
             Baxter County Regional Hospital:
         500  5.000%, 9/01/09
       2,500  5.625%, 9/01/28

       1,000 City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A Refunding
              and Construction, 5.000%, 10/01/21 - FSA Insured

       4,000 Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project,
              Series 1997, 5.600%, 10/01/17

             Springdale School District No. 050, Washington County, Arkansas, General Obligation Bonds,
             Series 2003B:
       1,175  5.000%, 2/01/25 (WI, Settling 11/24/03) - AMBAC Insured
       1,235  5.000%, 2/01/26 (WI, Settling 11/24/03) - AMBAC Insured
       1,270  5.000%, 2/01/27 (WI, Settling 11/24/03) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             California - 9.1%

      21,220 California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,
              Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC Insured

       5,000 California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,
              Series 2003A, 5.000%, 3/01/28

      18,000 State of California, Various Purpose General Obligation Bonds, 6.250%, 9/01/12 - MBIA Insured

             California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
       8,000  6.000%, 5/01/15
      10,000  5.875%, 5/01/16

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.9%

Alabama State Board of Education, Revenue Bonds, Calhoun Community College,                             5/13 at 100.00       AAA
 Series 2003A, 5.250%, 5/01/23 - FGIC Insured

Alabama Public School and College Authority, Capital Improvement Revenue Bonds,                         2/12 at 100.00        AA
 Series 2002A, 5.000%, 2/01/21

Florence, Alabama, General Obligation Warrants, Series 2003B, 5.000%, 9/01/23 - FGIC Insured            9/13 at 100.00       AAA

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A,                    2/09 at 101.00       AAA
 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D,                    8/12 at 100.00       AAA
 5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B,                    8/12 at 100.00       AAA
 5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.1%

Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990                           12/03 at 102.00       AAA
 Series A, 5.850%, 6/01/25 (Pre-refunded to 12/01/03)
---------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.3%

Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West,                    No Opt. Call      Baa1
 Series 1999A, 6.125%, 7/01/09

Arizona State Transportation Board, Highway Revenue Refunding Bonds, Series 2002A,                      7/12 at 102.00       AAA
 5.250%, 7/01/17

Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,         7/13 at 100.00       Aaa
 Series 2003A, 5.375%, 7/01/19 - MBIA Insured

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
Refunding Bonds, Series 1993C:
 4.750%, 1/01/17 (Pre-refunded to 1/01/04)                                                             1/04 at 100.00     AA***
 4.750%, 1/01/17                                                                                       1/04 at 100.00        AA

City of Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2003A,               7/13 at 100.00       AAA
 5.000%, 7/01/15 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.4%

Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B,
Baxter County Regional Hospital:
 5.000%, 9/01/09                                                                                         No Opt. Call       BBB
 5.625%, 9/01/28                                                                                       9/09 at 100.00       BBB

City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A Refunding                    10/11 at 100.00       AAA
 and Construction, 5.000%, 10/01/21 - FSA Insured

Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, 12/03 at 101.00      BBB-
 Series 1997, 5.600%, 10/01/17

Springdale School District No. 050, Washington County, Arkansas, General Obligation Bonds,
Series 2003B:
 5.000%, 2/01/25 (WI, Settling 11/24/03) - AMBAC Insured                                               2/09 at 100.00       Aaa
 5.000%, 2/01/26 (WI, Settling 11/24/03) - AMBAC Insured                                               2/09 at 100.00       Aaa
 5.000%, 2/01/27 (WI, Settling 11/24/03) - AMBAC Insured                                               2/09 at 100.00       Aaa
---------------------------------------------------------------------------------------------------------------------------------
California - 9.1%

California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,      7/04 at 102.00       AAA
 Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC Insured

California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,          3/13 at 100.00         A
 Series 2003A, 5.000%, 3/01/28

State of California, Various Purpose General Obligation Bonds, 6.250%, 9/01/12 - MBIA Insured             No Opt. Call       AAA

California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
 6.000%, 5/01/15                                                                                       5/12 at 101.00        A3
 5.875%, 5/01/16                                                                                       5/12 at 101.00        A3

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Alabama - 1.9%

Alabama State Board of Education, Revenue Bonds, Calhoun Community College,                            $ 2,760,452
 Series 2003A, 5.250%, 5/01/23 - FGIC Insured

Alabama Public School and College Authority, Capital Improvement Revenue Bonds,                          7,665,060
 Series 2002A, 5.000%, 2/01/21

Florence, Alabama, General Obligation Warrants, Series 2003B, 5.000%, 9/01/23 - FGIC Insured             5,613,190

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A,                     5,811,150
 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D,                    10,290,592
 5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B,                    19,443,900
 5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured
------------------------------------------------------------------------------------------------------------------
Alaska - 0.1%

Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990                             2,834,305
 Series A, 5.850%, 6/01/25 (Pre-refunded to 12/01/03)
------------------------------------------------------------------------------------------------------------------
Arizona - 1.3%

Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West,                  11,728,377
 Series 1999A, 6.125%, 7/01/09

Arizona State Transportation Board, Highway Revenue Refunding Bonds, Series 2002A,                       2,199,780
 5.250%, 7/01/17

Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,          6,502,920
 Series 2003A, 5.375%, 7/01/19 - MBIA Insured

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
Refunding Bonds, Series 1993C:
 4.750%, 1/01/17 (Pre-refunded to 1/01/04)                                                              7,154,722
 4.750%, 1/01/17                                                                                        3,713,079

City of Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2003A,                4,080,610
 5.000%, 7/01/15 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------
Arkansas - 0.4%

Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B,
Baxter County Regional Hospital:
 5.000%, 9/01/09                                                                                          525,890
 5.625%, 9/01/28                                                                                        2,473,400

City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A Refunding                      1,035,990
 and Construction, 5.000%, 10/01/21 - FSA Insured

Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project,   3,976,880
 Series 1997, 5.600%, 10/01/17

Springdale School District No. 050, Washington County, Arkansas, General Obligation Bonds,
Series 2003B:
 5.000%, 2/01/25 (WI, Settling 11/24/03) - AMBAC Insured                                                1,185,975
 5.000%, 2/01/26 (WI, Settling 11/24/03) - AMBAC Insured                                                1,245,967
 5.000%, 2/01/27 (WI, Settling 11/24/03) - AMBAC Insured                                                1,281,214
------------------------------------------------------------------------------------------------------------------
California - 9.1%

California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,      22,085,352
 Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC Insured

California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,           4,638,050
 Series 2003A, 5.000%, 3/01/28

State of California, Various Purpose General Obligation Bonds, 6.250%, 9/01/12 - MBIA Insured           21,204,900

California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
 6.000%, 5/01/15                                                                                        9,088,320
 5.875%, 5/01/16                                                                                       11,060,700

----
39

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             California (continued)

  $   12,000 California State Public Works Board, Lease Revenue Bonds, Department of Corrections, California State
              Prison at Monterey County - Soledad II, Series 1994A, 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

      38,795 California Statewide Community Development Authority, Certificates of Participation, St. Joseph Health
              System, Series 1993, 5.500%, 7/01/23

       2,145 California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,
              Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)

      17,390 Central California Joint Powers Health Financing Authority, Certificates of Participation, Community
              Hospitals of Central California, Series 1993, 5.250%, 2/01/13

             Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds,
             Series 2003A:
       3,695  5.500%, 8/01/23 - RAAI Insured
       4,000  5.630%, 8/01/33 - RAAI Insured
       3,565  5.850%, 8/01/33 - RAAI Insured

      10,000 Foothill-Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
              Series 1995A, 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

       7,500 Foothill-Eastern Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,
              Series 1999, 0.000%, 1/15/27

      10,005 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,
              Series 2003A - 1, 6.750%, 6/01/39

      15,345 Department of Airports of the City of Los Angeles, California, Los Angeles International Airport Revenue
              Bonds, Series 2003B, 5.000%, 5/15/14 - MBIA Insured

       2,500 Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds,
              Series 2001A - Subseries A-3, 5.375%, 7/01/21

       5,000 Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
              Series 2003A, 5.250%, 7/01/19 - FSA Insured

       6,000 Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office
              Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured

             Orange County Sanitation District, California, Certificates of Participation, Series 2003:
       4,265  5.250%, 2/01/27 - FGIC Insured
       6,000  5.000%, 2/01/33 - FGIC Insured

       3,040 Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2003S,
              5.000%, 11/15/13 - MBIA Insured

       4,000 San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,
              6.250%, 9/01/29

       4,635 South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Foothill Area,
              Series 1994C, 8.000%, 8/15/09 (DD, Settling 11/03/03) - FGIC Insured

       8,780 Regents of the University of California, Multiple Purpose Projects, Revenue Bonds, Series 2003Q,
              5.000%, 9/01/16 - FSA Insured

       6,100 University of California System, General Revenue Bonds, Series 2003B,
              5.250%, 5/15/15 (WI, Settling 11/06/03) - AMBAC Insured

       3,220 Vallejo City Unified School District, Solano County, California, General Obligation Bonds,
              Series 2002A Refunding, 5.900%, 2/01/18 - MBIA Insured

       1,290 Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and
              Electric Company Project, Series 1966A, 4.000%, 3/01/16
----------------------------------------------------------------------------------------------------------------------
             Colorado - 1.8%

       2,300 E-470 Public Highway Authority, Colorado, Capital Improvement Trust Fund, Highway Revenue Senior
              Bonds, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

       2,000 Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding
              Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
California (continued)

California State Public Works Board, Lease Revenue Bonds, Department of Corrections, California State    11/04 at 102.00
 Prison at Monterey County - Soledad II, Series 1994A, 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

California Statewide Community Development Authority, Certificates of Participation, St. Joseph Health    1/04 at 102.00
 System, Series 1993, 5.500%, 7/01/23

California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,              No Opt. Call
 Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)

Central California Joint Powers Health Financing Authority, Certificates of Participation, Community      2/04 at 101.00
 Hospitals of Central California, Series 1993, 5.250%, 2/01/13

Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds,
Series 2003A:
 5.500%, 8/01/23 - RAAI Insured                                                                          8/13 at 100.00
 5.630%, 8/01/33 - RAAI Insured                                                                          8/13 at 100.00
 5.850%, 8/01/33 - RAAI Insured                                                                          8/13 at 100.00

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,                     1/07 at 100.00
 Series 1995A, 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,           1/14 at 101.00
 Series 1999, 0.000%, 1/15/27

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,       6/13 at 100.00
 Series 2003A - 1, 6.750%, 6/01/39

Department of Airports of the City of Los Angeles, California, Los Angeles International Airport Revenue    No Opt. Call
 Bonds, Series 2003B, 5.000%, 5/15/14 - MBIA Insured

Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds,         7/06 at 100.00
 Series 2001A - Subseries A-3, 5.375%, 7/01/21

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,            7/13 at 100.00
 Series 2003A, 5.250%, 7/01/19 - FSA Insured

Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office           4/08 at 101.00
 Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured

Orange County Sanitation District, California, Certificates of Participation, Series 2003:
 5.250%, 2/01/27 - FGIC Insured                                                                          8/13 at 100.00
 5.000%, 2/01/33 - FGIC Insured                                                                          8/13 at 100.00

Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2003S,          No Opt. Call
 5.000%, 11/15/13 - MBIA Insured

San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,              9/09 at 101.00
 6.250%, 9/01/29

South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Foothill Area,       No Opt. Call
 Series 1994C, 8.000%, 8/15/09 (DD, Settling 11/03/03) - FGIC Insured

Regents of the University of California, Multiple Purpose Projects, Revenue Bonds, Series 2003Q,          9/11 at 101.00
 5.000%, 9/01/16 - FSA Insured

University of California System, General Revenue Bonds, Series 2003B,                                     5/13 at 100.00
 5.250%, 5/15/15 (WI, Settling 11/06/03) - AMBAC Insured

Vallejo City Unified School District, Solano County, California, General Obligation Bonds,                  No Opt. Call
 Series 2002A Refunding, 5.900%, 2/01/18 - MBIA Insured

Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and               3/04 at 100.00
 Electric Company Project, Series 1966A, 4.000%, 3/01/16
-------------------------------------------------------------------------------------------------------------------------
Colorado - 1.8%

E-470 Public Highway Authority, Colorado, Capital Improvement Trust Fund, Highway Revenue Senior           8/05 at 95.92
 Bonds, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding         12/06 at 102.00
 Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

                                                                                                                        Market
Description                                                                                              Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------
California (continued)

California State Public Works Board, Lease Revenue Bonds, Department of Corrections, California State          Aaa $12,952,920
 Prison at Monterey County - Soledad II, Series 1994A, 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

California Statewide Community Development Authority, Certificates of Participation, St. Joseph Health         AA-  39,163,553
 System, Series 1993, 5.500%, 7/01/23

California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,                 A-1   2,285,562
 Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)

Central California Joint Powers Health Financing Authority, Certificates of Participation, Community          Baa2  17,506,687
 Hospitals of Central California, Series 1993, 5.250%, 2/01/13

Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds,
Series 2003A:
 5.500%, 8/01/23 - RAAI Insured                                                                                AA   3,925,272
 5.630%, 8/01/33 - RAAI Insured                                                                                AA   4,211,240
 5.850%, 8/01/33 - RAAI Insured                                                                                AA   3,853,159

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,                          AAA  11,311,700
 Series 1995A, 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

Foothill-Eastern Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,               BBB-   5,455,425
 Series 1999, 0.000%, 1/15/27

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,            BBB   9,127,962
 Series 2003A - 1, 6.750%, 6/01/39

Department of Airports of the City of Los Angeles, California, Los Angeles International Airport Revenue       AAA  16,854,641
 Bonds, Series 2003B, 5.000%, 5/15/14 - MBIA Insured

Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds,              AA-   2,601,275
 Series 2001A - Subseries A-3, 5.375%, 7/01/21

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,                 AAA   5,382,400
 Series 2003A, 5.250%, 7/01/19 - FSA Insured

Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office                AAA   6,093,480
 Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured

Orange County Sanitation District, California, Certificates of Participation, Series 2003:
 5.250%, 2/01/27 - FGIC Insured                                                                               AAA   4,427,880
 5.000%, 2/01/33 - FGIC Insured                                                                               AAA   6,020,220

Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2003S,             AAA   3,367,499
 5.000%, 11/15/13 - MBIA Insured

San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,                  Baa3   4,137,320
 6.250%, 9/01/29

South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Foothill Area,          AAA   5,949,671
 Series 1994C, 8.000%, 8/15/09 (DD, Settling 11/03/03) - FGIC Insured

Regents of the University of California, Multiple Purpose Projects, Revenue Bonds, Series 2003Q,               AAA   9,383,537
 5.000%, 9/01/16 - FSA Insured

University of California System, General Revenue Bonds, Series 2003B,                                          AAA   6,742,940
 5.250%, 5/15/15 (WI, Settling 11/06/03) - AMBAC Insured

Vallejo City Unified School District, Solano County, California, General Obligation Bonds,                     AAA   3,766,305
 Series 2002A Refunding, 5.900%, 2/01/18 - MBIA Insured

Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and                    Ba3   1,244,682
 Electric Company Project, Series 1966A, 4.000%, 3/01/16
------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.8%

E-470 Public Highway Authority, Colorado, Capital Improvement Trust Fund, Highway Revenue Senior               AAA   2,150,316
 Bonds, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding               AA-   2,135,360
 Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

----
40

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

  $      500 Colorado Health Facilities Authority, Revenue Bonds, Series 1995, Covenant Retirement               12/05 at 102.00
              Communities Inc., 6.200%, 12/01/07

       2,000 Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health, Series 200,       11/11 at 101.00
              6.500%, 11/15/31

       9,915 City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,          11/11 at 100.00
              5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured

             Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel, Senior Revenue Bonds,
             Series 2003A:
       5,775  5.000%, 12/01/15 - XLCA Insured                                                                    12/13 at 100.00
       2,460  5.000%, 12/01/23 - XLCA Insured                                                                    12/13 at 100.00
      11,250  5.000%, 12/01/28 - XLCA Insured                                                                    12/13 at 100.00

       8,245 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A,                        9/07 at 101.00
              5.250%, 9/01/18 - MBIA Insured

      10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B,                          No Opt. Call
              0.000%, 9/01/21 - MBIA Insured

         380 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,               No Opt. Call
              Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
             Connecticut - 0.0%

         335 Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon      1/04 at 101.00
              Project, Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.2%

             District of Columbia, Certificates of Participation, Series 2003:
       3,695  5.500%, 1/01/15 - AMBAC Insured                                                                     1/14 at 100.00
       1,000  5.500%, 1/01/16 - AMBAC Insured                                                                     1/14 at 100.00

       1,900 District of Columbia, General Obligation Refunding Bonds, Series 1994A-1,                              No Opt. Call
              6.000%, 6/01/11 - MBIA Insured

       2,000 District of Columbia, University Revenue Bonds, George Washington University Issue,                  9/11 at 100.00
              Series 2001A, 5.000%, 9/15/21 - MBIA Insured

             District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
             Bonds, Series 2001:
      11,605  6.250%, 5/15/24                                                                                     5/11 at 101.00
       2,920  6.500%, 5/15/33                                                                                       No Opt. Call

             Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2003B:
       2,685  5.250%, 10/01/14 - FGIC Insured                                                                    10/13 at 100.00
       2,280  5.250%, 10/01/15 - FGIC Insured                                                                    10/13 at 100.00

       6,250 Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue     10/08 at 101.00
              Bonds, Series 1998, 5.250%, 10/01/17 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
             Florida - 2.0%

         300 Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,      2/06 at 101.00
              Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27
              (Mandatory put 2/01/07)

       5,000 Broward County Board of Education, Florida, Certificates of Participation, Series 2003,              7/13 at 100.00
              5.000%, 7/01/23 - MBIA Insured

         500 Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA Insured    No Opt. Call

             Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
         145    0.000%, 10/01/09 - AMBAC Insured                                                                  10/08 at 98.22
         190    0.000%, 10/01/09 - AMBAC Insured                                                                  10/08 at 98.22

       5,200 Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,    No Opt. Call
              Series 2003A, 5.250%, 11/15/13

          85 Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,            4/07 at 102.00
              Series 1997A, Multi-County Program, 5.500%, 4/01/08 (Alternative Minimum Tax)

                                                                                                                   Market
Description                                                                                         Ratings**       Value
-------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Health Facilities Authority, Revenue Bonds, Series 1995, Covenant Retirement                    BBB+ $   534,535
 Communities Inc., 6.200%, 12/01/07

Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health, Series 200,               A   2,155,600
 6.500%, 11/15/31

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,                AAA  10,553,328
 5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured

Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel, Senior Revenue Bonds,
Series 2003A:
 5.000%, 12/01/15 - XLCA Insured                                                                         AAA   6,212,918
 5.000%, 12/01/23 - XLCA Insured                                                                         AAA   2,488,069
 5.000%, 12/01/28 - XLCA Insured                                                                         AAA  11,307,938

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A,                             AAA   8,868,322
 5.250%, 9/01/18 - MBIA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B,                             AAA   3,961,700
 0.000%, 9/01/21 - MBIA Insured

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,                  N/R     373,453
 Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.0%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon           BBB     342,290
 Project, Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
District of Columbia - 1.2%

District of Columbia, Certificates of Participation, Series 2003:
 5.500%, 1/01/15 - AMBAC Insured                                                                         AAA   4,100,231
 5.500%, 1/01/16 - AMBAC Insured                                                                         AAA   1,103,560

District of Columbia, General Obligation Refunding Bonds, Series 1994A-1,                                 AAA   2,211,980
 6.000%, 6/01/11 - MBIA Insured

District of Columbia, University Revenue Bonds, George Washington University Issue,                       AAA   2,037,020
 Series 2001A, 5.000%, 9/15/21 - MBIA Insured

District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
Bonds, Series 2001:
 6.250%, 5/15/24                                                                                         BBB  10,622,637
 6.500%, 5/15/33                                                                                         BBB   2,563,906

Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2003B:
 5.250%, 10/01/14 - FGIC Insured                                                                         AAA   2,950,976
 5.250%, 10/01/15 - FGIC Insured                                                                         AAA   2,494,730

Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue           AAA   6,689,563
 Bonds, Series 1998, 5.250%, 10/01/17 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
Florida - 2.0%

Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,           AAA     317,592
 Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27
 (Mandatory put 2/01/07)

Broward County Board of Education, Florida, Certificates of Participation, Series 2003,                   AAA   5,097,600
 5.000%, 7/01/23 - MBIA Insured

Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA Insured       AAA     595,640

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
   0.000%, 10/01/09 - AMBAC Insured                                                                      AAA     122,431
   0.000%, 10/01/09 - AMBAC Insured                                                                      AAA     158,291

Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,        AA   5,645,640
 Series 2003A, 5.250%, 11/15/13

Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,                 Aaa      88,886
 Series 1997A, Multi-County Program, 5.500%, 4/01/08 (Alternative Minimum Tax)

----
41

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Florida (continued)

  $      200 Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Champion International
              Corporation Project, Series 1992, 6.950%, 11/01/07

          95 Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds,
              Series 1995A, 6.000%, 1/01/04 (Alternative Minimum Tax)

         500 Broward County Expressway Authority, Florida, Full Faith and Credit General Obligation Bonds,
              Series of 1984, 9.875%, 7/01/09

             State of Florida, Department of Environmental Protection, Florida Forever Revenue Bonds,
             Series 2003C:
       2,000  5.000%, 7/01/14 - AMBAC Insured
       3,245  5.000%, 7/01/17 - AMBAC Insured

         200 Halifax Hospital Medical Center, Daytona Beach, Florida, Health Care Facilities Revenue Bonds, Halifax
              Management System, Inc. Project, 1998 Series A, 4.600%, 4/01/08 - ACA Insured

         150 Indian Trace Community Development District, Broward County, Florida, Water Management Special
              Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA Insured

      10,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 -
              MBIA Insured

       4,210 Jacksonville Electric Authority, Florida, St. John's River Power Park System Revenue Bonds, Issue Two,
              Series Nine Refunding, 5.250%, 10/01/21

       2,250 Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/19
              (Alternative Minimum Tax) - MBIA Insured

         165 Jacksonville Health Facilities Authority, Florida, Tax Exempt Industrial Development Revenue Bonds,
              National Benevolent Association - Cypress Village Florida Project, Series 1996A,
              5.850%, 12/01/06

       2,595 Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%, 10/01/22 -
              MBIA Insured

       5,000 Key West Utility Board, Florida, Electric System Revenue Bonds, Series 2000 Refunding,
              6.000%, 10/01/12 - AMBAC Insured

         400 Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11 -
              MBIA Insured

         250 Lee County Hospital Board of Directors, Florida, Fixed-Rate Hospital Revenue Bonds, Lee Memorial
              Health System, Series 1997A, 5.400%, 4/01/09 - MBIA Insured

         200 City of Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center
              Project, Series 1996A, 5.600%, 7/01/08

         170 Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,
              Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

       6,020 Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 2003B Refunding,
              5.000%, 10/01/16

       1,000 Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals
              Inc. Project, Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

         110 Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals
              Inc. Project, Series 1997C, 6.750%, 5/01/05

         200 Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,
              Series 1995, Sunnyside Properties Project, 5.500%, 5/15/05

         845 Elderly Housing Corporation of Sarasota, Inc., Florida, Elderly Housing Project for the Sarasota Housing
              Authority, First Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09
----------------------------------------------------------------------------------------------------------------------
             Georgia - 0.2%

       5,000 Private Colleges and Universities Authority, Georgia, Mercer University Project Revenue Bonds,
              Series 2001, 5.750%, 10/01/31

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Florida (continued)

Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Champion International              11/03 at 101.00
 Corporation Project, Series 1992, 6.950%, 11/01/07

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds,                             No Opt. Call
 Series 1995A, 6.000%, 1/01/04 (Alternative Minimum Tax)

Broward County Expressway Authority, Florida, Full Faith and Credit General Obligation Bonds,               No Opt. Call
 Series of 1984, 9.875%, 7/01/09

State of Florida, Department of Environmental Protection, Florida Forever Revenue Bonds,
Series 2003C:
 5.000%, 7/01/14 - AMBAC Insured                                                                         7/13 at 100.00
 5.000%, 7/01/17 - AMBAC Insured                                                                         7/13 at 101.00

Halifax Hospital Medical Center, Daytona Beach, Florida, Health Care Facilities Revenue Bonds, Halifax      No Opt. Call
 Management System, Inc. Project, 1998 Series A, 4.600%, 4/01/08 - ACA Insured

Indian Trace Community Development District, Broward County, Florida, Water Management Special            5/05 at 102.00
 Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA Insured

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 -                      4/07 at 100.00
 MBIA Insured

Jacksonville Electric Authority, Florida, St. John's River Power Park System Revenue Bonds, Issue Two,      No Opt. Call
 Series Nine Refunding, 5.250%, 10/01/21

Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/19                10/13 at 100.00
 (Alternative Minimum Tax) - MBIA Insured

Jacksonville Health Facilities Authority, Florida, Tax Exempt Industrial Development Revenue Bonds,         No Opt. Call
 National Benevolent Association - Cypress Village Florida Project, Series 1996A,
 5.850%, 12/01/06

Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%, 10/01/22 -      10/13 at 100.00
 MBIA Insured

Key West Utility Board, Florida, Electric System Revenue Bonds, Series 2000 Refunding,                      No Opt. Call
 6.000%, 10/01/12 - AMBAC Insured

Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11 -                      No Opt. Call
 MBIA Insured

Lee County Hospital Board of Directors, Florida, Fixed-Rate Hospital Revenue Bonds, Lee Memorial          4/07 at 102.00
 Health System, Series 1997A, 5.400%, 4/01/09 - MBIA Insured

City of Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center             7/06 at 102.00
 Project, Series 1996A, 5.600%, 7/01/08

Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,                   9/07 at 102.00
 Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 2003B Refunding,          4/13 at 100.00
 5.000%, 10/01/16

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals         No Opt. Call
 Inc. Project, Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals         No Opt. Call
 Inc. Project, Series 1997C, 6.750%, 5/01/05

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,            No Opt. Call
 Series 1995, Sunnyside Properties Project, 5.500%, 5/15/05

Elderly Housing Corporation of Sarasota, Inc., Florida, Elderly Housing Project for the Sarasota Housing  1/04 at 102.00
 Authority, First Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09
-------------------------------------------------------------------------------------------------------------------------
Georgia - 0.2%

Private Colleges and Universities Authority, Georgia, Mercer University Project Revenue Bonds,           10/11 at 102.00
 Series 2001, 5.750%, 10/01/31

                                                                                                                        Market
Description                                                                                              Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------
Florida (continued)

Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Champion International                    BBB $   202,608
 Corporation Project, Series 1992, 6.950%, 11/01/07

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds,                                AAA      95,625
 Series 1995A, 6.000%, 1/01/04 (Alternative Minimum Tax)

Broward County Expressway Authority, Florida, Full Faith and Credit General Obligation Bonds,                  AAA     649,230
 Series of 1984, 9.875%, 7/01/09

State of Florida, Department of Environmental Protection, Florida Forever Revenue Bonds,
Series 2003C:
 5.000%, 7/01/14 - AMBAC Insured                                                                              AAA   2,188,580
 5.000%, 7/01/17 - AMBAC Insured                                                                              AAA   3,464,719

Halifax Hospital Medical Center, Daytona Beach, Florida, Health Care Facilities Revenue Bonds, Halifax           A     213,782
 Management System, Inc. Project, 1998 Series A, 4.600%, 4/01/08 - ACA Insured

Indian Trace Community Development District, Broward County, Florida, Water Management Special                 AAA     161,877
 Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA Insured

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 -                           AAA  10,552,400
 MBIA Insured

Jacksonville Electric Authority, Florida, St. John's River Power Park System Revenue Bonds, Issue Two,          AA   4,220,651
 Series Nine Refunding, 5.250%, 10/01/21

Jacksonville, Florida, Excise Tax Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/19                      AAA   2,335,343
 (Alternative Minimum Tax) - MBIA Insured

Jacksonville Health Facilities Authority, Florida, Tax Exempt Industrial Development Revenue Bonds,             B3     101,475
 National Benevolent Association - Cypress Village Florida Project, Series 1996A,
 5.850%, 12/01/06

Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%, 10/01/22 -            AAA   2,665,376
 MBIA Insured

Key West Utility Board, Florida, Electric System Revenue Bonds, Series 2000 Refunding,                         AAA   5,891,450
 6.000%, 10/01/12 - AMBAC Insured

Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11 -                         AAA     465,352
 MBIA Insured

Lee County Hospital Board of Directors, Florida, Fixed-Rate Hospital Revenue Bonds, Lee Memorial               AAA     277,403
 Health System, Series 1997A, 5.400%, 4/01/09 - MBIA Insured

City of Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center                    A     216,056
 Project, Series 1996A, 5.600%, 7/01/08

Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,                        AAA     182,755
 Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 2003B Refunding,               Aa1   6,417,741
 5.000%, 10/01/16

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals            N/R     850,850
 Inc. Project, Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals            N/R      99,214
 Inc. Project, Series 1997C, 6.750%, 5/01/05

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,               N/R     203,652
 Series 1995, Sunnyside Properties Project, 5.500%, 5/15/05

Elderly Housing Corporation of Sarasota, Inc., Florida, Elderly Housing Project for the Sarasota Housing       N/R     864,072
 Authority, First Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09
------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.2%

Private Colleges and Universities Authority, Georgia, Mercer University Project Revenue Bonds,                Baa1   5,130,800
 Series 2001, 5.750%, 10/01/31

----
42

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Idaho - 0.1%

  $    3,105 Boundary County School District 101, Bonner's Ferry, Idaho, General Obligation Bonds, Series 2003,
              5.100%, 8/01/22
--------------------------------------------------------------------------------------------------------------------
             Illinois - 15.9%

       2,000 Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois Capital
              Appreciation School Bonds, Series 1997, 0.000%, 12/01/13 - FSA Insured

       7,880 City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18 - FGIC Insured

       2,000 City of Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement
              Project, Series 1999, 0.000%, 1/01/14 - FGIC Insured

      14,480 Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue
              Refunding Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted Projects, Series 1992B,
              6.900%, 7/01/22

      17,500 Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.375%, 7/01/19

         500 Chicago-O'Hare International Airport, Illinois, Special Facilities Revenue Bonds, United Air Lines,
              Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)

      22,395 City of Chicago, Illinois, Chicago-O'Hare International Airport, General Airport Second Lien, Revenue
              Refunding Bonds, 1993 Series C, 5.000%, 1/01/18 - MBIA Insured

      61,250 City of Chicago, Illinois, Chicago-O'Hare International Airport, General Revenue Refunding Bonds,
              1993 Series A, 5.000%, 1/01/16

      10,000 City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding
              Bonds, 1999 Series, 5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured

       9,100 Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Chicago Transit Authority,
              Series 2003, 5.250%, 3/01/22 - AMBAC Insured

       3,205 City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 -
              FGIC Insured

      22,335 City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured

      21,205 County of Cook, Illinois, General Obligation Bonds, Series 1993A, 5.000%, 11/15/23 - MBIA Insured

       8,000 County of Cook, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 - AMBAC Insured

       6,760 County of Cook, Illinois, General Obligation Bonds, Series 2002D Refunding, 5.250%, 11/15/19
              AMBAC Insured

       4,890 Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,
              Series 2001, 0.000%, 12/01/19 - FGIC Insured

       4,505 DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2003,
              5.250%, 10/01/12

       1,000 Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds,
              Waste Management, Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

       5,000 Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001, Elgin
              School District Number U-46 Project, 0.000%, 1/01/16 - FSA Insured

         225 Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago
              Project, Series 1998, 5.250%, 8/01/09

      57,600 Illinois Health Facilities Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 1994A,
              6.000%, 8/15/24

             Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian-Saint Luke's Medical Center
             Obligated Group, Series 1993:
       3,000  5.250%, 11/15/20 - MBIA Insured
      34,120  5.500%, 11/15/25 - MBIA Insured

       7,275 Illinois Health Facilities Authority, Revenue Bonds, Southern Illinois Hospital Services, Series 1994,
              5.850%, 3/01/14 (Pre-refunded to 3/01/04) - MBIA Insured

         770 Illinois Health Facilities Authority, Revenue Bonds, Mercy Hospital and Center Project, Series 1996,
              6.000%, 1/01/06

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.1%

Boundary County School District 101, Bonner's Ferry, Idaho, General Obligation Bonds, Series 2003,      8/13 at 100.00       Aaa
 5.100%, 8/01/22
---------------------------------------------------------------------------------------------------------------------------------
Illinois - 15.9%

Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois Capital          No Opt. Call       Aaa
 Appreciation School Bonds, Series 1997, 0.000%, 12/01/13 - FSA Insured

City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18 - FGIC Insured        1/04 at 102.00       AAA

City of Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement         No Opt. Call       AAA
 Project, Series 1999, 0.000%, 1/01/14 - FGIC Insured

Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue             1/04 at 101.00        AA
 Refunding Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted Projects, Series 1992B,
 6.900%, 7/01/22

Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.375%, 7/01/19        7/12 at 100.00     AA***

Chicago-O'Hare International Airport, Illinois, Special Facilities Revenue Bonds, United Air Lines,       No Opt. Call        Ca
 Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)

City of Chicago, Illinois, Chicago-O'Hare International Airport, General Airport Second Lien, Revenue   1/04 at 102.00       AAA
 Refunding Bonds, 1993 Series C, 5.000%, 1/01/18 - MBIA Insured

City of Chicago, Illinois, Chicago-O'Hare International Airport, General Revenue Refunding Bonds,       1/04 at 102.00        A+
 1993 Series A, 5.000%, 1/01/16

City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding  1/10 at 101.00       AAA
 Bonds, 1999 Series, 5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured

Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Chicago Transit Authority,     3/13 at 100.00       AAA
 Series 2003, 5.250%, 3/01/22 - AMBAC Insured

City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 -        1/06 at 102.00       AAA
 FGIC Insured

City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured           11/06 at 102.00       AAA

County of Cook, Illinois, General Obligation Bonds, Series 1993A, 5.000%, 11/15/23 - MBIA Insured      11/03 at 100.00       AAA

County of Cook, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 - AMBAC Insured     11/12 at 100.00       AAA

County of Cook, Illinois, General Obligation Bonds, Series 2002D Refunding, 5.250%, 11/15/19           11/12 at 100.00       AAA
 AMBAC Insured

Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,      No Opt. Call       Aaa
 Series 2001, 0.000%, 12/01/19 - FGIC Insured

DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2003,                  No Opt. Call       AAA
 5.250%, 10/01/12

Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds,               No Opt. Call       BBB
 Waste Management, Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001, Elgin        No Opt. Call       Aaa
 School District Number U-46 Project, 0.000%, 1/01/16 - FSA Insured

Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago     8/08 at 100.00      Baa2
 Project, Series 1998, 5.250%, 8/01/09

Illinois Health Facilities Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 1994A,      8/04 at 102.00       AA+
 6.000%, 8/15/24

Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian-Saint Luke's Medical Center
Obligated Group, Series 1993:
 5.250%, 11/15/20 - MBIA Insured                                                                      11/03 at 102.00       AAA
 5.500%, 11/15/25 - MBIA Insured                                                                      11/03 at 102.00       AAA

Illinois Health Facilities Authority, Revenue Bonds, Southern Illinois Hospital Services, Series 1994,  3/04 at 102.00       AAA
 5.850%, 3/01/14 (Pre-refunded to 3/01/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Mercy Hospital and Center Project, Series 1996,      No Opt. Call        B2
 6.000%, 1/01/06

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Idaho - 0.1%

Boundary County School District 101, Bonner's Ferry, Idaho, General Obligation Bonds, Series 2003,     $ 3,223,176
 5.100%, 8/01/22
------------------------------------------------------------------------------------------------------------------
Illinois - 15.9%

Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois Capital         1,296,180
 Appreciation School Bonds, Series 1997, 0.000%, 12/01/13 - FSA Insured

City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18 - FGIC Insured         8,082,043

City of Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement        1,277,240
 Project, Series 1999, 0.000%, 1/01/14 - FGIC Insured

Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue             14,640,149
 Refunding Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted Projects, Series 1992B,
 6.900%, 7/01/22

Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.375%, 7/01/19        18,363,625

Chicago-O'Hare International Airport, Illinois, Special Facilities Revenue Bonds, United Air Lines,        101,250
 Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)

City of Chicago, Illinois, Chicago-O'Hare International Airport, General Airport Second Lien, Revenue   22,943,454
 Refunding Bonds, 1993 Series C, 5.000%, 1/01/18 - MBIA Insured

City of Chicago, Illinois, Chicago-O'Hare International Airport, General Revenue Refunding Bonds,       61,551,350
 1993 Series A, 5.000%, 1/01/16

City of Chicago, Illinois, O'Hare International Airport, General Airport Second Lien Revenue Refunding  10,523,100
 Bonds, 1999 Series, 5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured

Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Chicago Transit Authority,      9,533,615
 Series 2003, 5.250%, 3/01/22 - AMBAC Insured

City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 -         3,386,050
 FGIC Insured

City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured            23,672,643

County of Cook, Illinois, General Obligation Bonds, Series 1993A, 5.000%, 11/15/23 - MBIA Insured       21,207,545

County of Cook, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 - AMBAC Insured       8,078,080

County of Cook, Illinois, General Obligation Bonds, Series 2002D Refunding, 5.250%, 11/15/19             7,202,780
 AMBAC Insured

Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,     2,193,605
 Series 2001, 0.000%, 12/01/19 - FGIC Insured

DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2003,                 5,047,447
 5.250%, 10/01/12

Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds,              1,028,730
 Waste Management, Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001, Elgin       2,834,450
 School District Number U-46 Project, 0.000%, 1/01/16 - FSA Insured

Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago        241,216
 Project, Series 1998, 5.250%, 8/01/09

Illinois Health Facilities Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 1994A,      59,326,848
 6.000%, 8/15/24

Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian-Saint Luke's Medical Center
Obligated Group, Series 1993:
 5.250%, 11/15/20 - MBIA Insured                                                                        3,068,850
 5.500%, 11/15/25 - MBIA Insured                                                                       34,912,949

Illinois Health Facilities Authority, Revenue Bonds, Southern Illinois Hospital Services, Series 1994,   7,537,264
 5.850%, 3/01/14 (Pre-refunded to 3/01/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Mercy Hospital and Center Project, Series 1996,       296,635
 6.000%, 1/01/06

----
43

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
------------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

  $    8,000 Illinois Health Facilities Authority, Revenue Bonds, Sinai Health System, FHA-Insured Mortgage Loans,
              Series 1996, 6.000%, 2/15/24 - AMBAC Insured

             Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
         500  5.500%, 9/01/09
         500  5.500%, 9/01/10

       1,000 Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998,
              5.500%, 11/15/12 - MBIA Insured

             Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A:
         500  5.750%, 8/15/08
       3,245  5.375%, 8/15/16

       8,000 Illinois Health Facilities Authority, Revenue Bonds, OSF Healthcare System, Series 1999,
              6.250%, 11/15/29

       9,025 Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,
              7.000%, 5/15/22

       3,000 Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Area Hospital Association,
              Series 2001, 6.000%, 10/01/24

       6,000 Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33

             Illinois Health Facilities Authority, Revenue Bonds, University of Chicago Hospitals, Series 2003
             Refunding:
       3,120  5.000%, 8/15/13 - MBIA Insured
       7,410  5.000%, 8/15/14 - MBIA Insured

       3,905 Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, 2002 Series A -
              Subseries A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)

       2,775 State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds, Series S, 5.250%, 6/15/18

      40,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Revenue Bonds,
              Series 2002A, 5.750%, 6/15/41 - MBIA Insured

       5,005 University of Illinois, Certificates of Participation, South Farms Project, Series 2003, 5.250%, 9/01/20 -
              FGIC Insured

      11,215 Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B,
              0.000%, 12/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
             Indiana - 3.4%

       6,835 Duneland School Building Corporation, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15
              (Pre-refunded to 8/01/07) - MBIA Insured

         830 Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,
              Pittboro Project, 5.750%, 2/01/08

       3,000 Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 2001, Methodist Hospital
              Inc., 5.375%, 9/15/22

      11,590 Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A,
              Methodist Hospital of Indiana, Inc., 5.750%, 9/01/11 - AMBAC Insured

      38,600 Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993,
              5.750%, 11/15/22

       5,000 Indianapolis Airport Authority, Indiana, Special Facilities Revenue Bonds, Federal Express Corporation
              Project, Series 1994, 7.100%, 1/15/17 (Alternative Minimum Tax)

      16,000 Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,
              5.250%, 7/01/33 - MBIA Insured

       5,120 Northwest Allen County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003,
              5.000%, 1/15/24 - MBIA Insured

       2,180 Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,
              7.125%, 11/15/21

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Health Facilities Authority, Revenue Bonds, Sinai Health System, FHA-Insured Mortgage Loans,       2/06 at 102.00
 Series 1996, 6.000%, 2/15/24 - AMBAC Insured

Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
 5.500%, 9/01/09                                                                                           9/08 at 101.00
 5.500%, 9/01/10                                                                                           9/08 at 101.00

Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998,    11/08 at 101.00
 5.500%, 11/15/12 - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A:
 5.750%, 8/15/08                                                                                           8/07 at 101.00
 5.375%, 8/15/16                                                                                           8/07 at 101.00

Illinois Health Facilities Authority, Revenue Bonds, OSF Healthcare System, Series 1999,                   11/09 at 101.00
 6.250%, 11/15/29

Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,                   5/10 at 101.00
 7.000%, 5/15/22

Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Area Hospital Association,         10/11 at 100.00
 Series 2001, 6.000%, 10/01/24

Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33     7/13 at 100.00

Illinois Health Facilities Authority, Revenue Bonds, University of Chicago Hospitals, Series 2003
Refunding:
 5.000%, 8/15/13 - MBIA Insured                                                                              No Opt. Call
 5.000%, 8/15/14 - MBIA Insured                                                                            8/13 at 100.00

Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, 2002 Series A -                   2/12 at 100.00
 Subseries A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)

State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds, Series S, 5.250%, 6/15/18                 1/04 at 102.00

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Revenue Bonds,      6/12 at 101.00
 Series 2002A, 5.750%, 6/15/41 - MBIA Insured

University of Illinois, Certificates of Participation, South Farms Project, Series 2003, 5.250%, 9/01/20 -  3/13 at 100.00
 FGIC Insured

Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B,                    No Opt. Call
 0.000%, 12/01/18 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------
Indiana - 3.4%

Duneland School Building Corporation, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15                    8/07 at 101.00
 (Pre-refunded to 8/01/07) - MBIA Insured

Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,           2/07 at 102.00
 Pittboro Project, 5.750%, 2/01/08

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 2001, Methodist Hospital        9/11 at 100.00
 Inc., 5.375%, 9/15/22

Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A,                3/04 at 101.00
 Methodist Hospital of Indiana, Inc., 5.750%, 9/01/11 - AMBAC Insured

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993,    11/03 at 102.00
 5.750%, 11/15/22

Indianapolis Airport Authority, Indiana, Special Facilities Revenue Bonds, Federal Express Corporation      7/04 at 102.00
 Project, Series 1994, 7.100%, 1/15/17 (Alternative Minimum Tax)

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,                7/12 at 100.00
 5.250%, 7/01/33 - MBIA Insured

Northwest Allen County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003,             7/13 at 100.00
 5.000%, 1/15/24 - MBIA Insured

Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,                  11/03 at 100.00
 7.125%, 11/15/21

                                                                                                                          Market
Description                                                                                                Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Health Facilities Authority, Revenue Bonds, Sinai Health System, FHA-Insured Mortgage Loans,            AAA $ 8,794,560
 Series 1996, 6.000%, 2/15/24 - AMBAC Insured

Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
 5.500%, 9/01/09                                                                                                 A-     540,775
 5.500%, 9/01/10                                                                                                 A-     532,565

Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998,          AAA   1,109,830
 5.500%, 11/15/12 - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A:
 5.750%, 8/15/08                                                                                                 A-     487,160
 5.375%, 8/15/16                                                                                                 A-   2,670,505

Illinois Health Facilities Authority, Revenue Bonds, OSF Healthcare System, Series 1999,                           A   8,406,320
 6.250%, 11/15/29

Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,                         A3   9,951,055
 7.000%, 5/15/22

Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Area Hospital Association,                 A   3,073,800
 Series 2001, 6.000%, 10/01/24

Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33           A-   6,367,620

Illinois Health Facilities Authority, Revenue Bonds, University of Chicago Hospitals, Series 2003
Refunding:
 5.000%, 8/15/13 - MBIA Insured                                                                                 AAA   3,374,436
 5.000%, 8/15/14 - MBIA Insured                                                                                 AAA   7,945,891

Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, 2002 Series A -                         AA   4,020,119
 Subseries A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)

State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds, Series S, 5.250%, 6/15/18                      Aa3   2,838,326

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Revenue Bonds,           AAA  43,138,400
 Series 2002A, 5.750%, 6/15/41 - MBIA Insured

University of Illinois, Certificates of Participation, South Farms Project, Series 2003, 5.250%, 9/01/20 -       AAA   5,278,423
 FGIC Insured

Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B,                       AAA   5,369,518
 0.000%, 12/01/18 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.4%

Duneland School Building Corporation, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15                         AAA   7,768,729
 (Pre-refunded to 8/01/07) - MBIA Insured

Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,                 A+     844,699
 Pittboro Project, 5.750%, 2/01/08

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 2001, Methodist Hospital              A+   3,030,480
 Inc., 5.375%, 9/15/22

Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A,                     AAA  11,941,757
 Methodist Hospital of Indiana, Inc., 5.750%, 9/01/11 - AMBAC Insured

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993,          Aaa  39,513,662
 5.750%, 11/15/22

Indianapolis Airport Authority, Indiana, Special Facilities Revenue Bonds, Federal Express Corporation           BBB   5,257,500
 Project, Series 1994, 7.100%, 1/15/17 (Alternative Minimum Tax)

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,                     AAA  16,487,360
 5.250%, 7/01/33 - MBIA Insured

Northwest Allen County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003,                  AAA   5,164,698
 5.000%, 1/15/24 - MBIA Insured

Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,                    A-1+***   2,644,449
 7.125%, 11/15/21

----
44

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Indiana (continued)

    $  2,000 Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds,
              Series 2003 Refunding, 5.000%, 7/10/17 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Iowa - 0.1%

       1,640 Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08
--------------------------------------------------------------------------------------------------------------------
             Kansas - 0.7%

       1,650 Cowley County Unified School District No. 465, Winfield, Kansas, General Obligation Bonds,
              Series 2003, 5.250%, 10/01/20 (WI, Settling 11/25/03) - MBIA Insured

       7,000 City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001,
              Via Christi Health System Inc., 5.500%, 11/15/26

             Wichita, Kansas, Water and Sewer and Utility Revenue Bonds, Series 2003:
       3,350  5.000%, 10/01/19 - FGIC Insured
       7,700  5.000%, 10/01/20 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Kentucky - 2.0%

         500 City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project,
              Series 1999, 5.700%, 11/01/09

             Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B, Federally Insured or Guaranteed
             Mortgage Loans:
      17,100  5.300%, 7/01/10 (Pre-refunded to 1/01/04)
      10,540  5.400%, 7/01/14 (Pre-refunded to 1/01/04)

             State Property and Buildings Commission, Kentucky, Revenue Bonds, Project No. 79, Refunding
             Series 2003:
       3,100  5.125%, 10/01/16 (DD, Settling 11/03/03) - MBIA Insured
       4,820  5.125%, 10/01/17 (DD, Settling 11/03/03) - MBIA Insured

      16,980 Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,
              5.000%, 7/01/08
--------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.4%

       1,000 Louisiana Local Government Environmental Facilities and Community Development Authority,
              Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Series 2002,
              5.000%, 12/01/32 - MBIA Insured

      12,950 Tobacco Settlement Financing Corporation, Louisiana, Asset Backed Bonds, Series 2001B,
              5.875%, 5/15/39
--------------------------------------------------------------------------------------------------------------------
             Maine - 0.7%

             Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
      13,650  5.650%, 11/15/20
       6,590  5.700%, 11/15/26
--------------------------------------------------------------------------------------------------------------------
             Maryland - 0.1%

       2,025 Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,
              5.875%, 7/01/16

         500 Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill
              Issue, Series 1997A, 5.750%, 1/01/08
--------------------------------------------------------------------------------------------------------------------
             Massachusetts - 7.8%

       8,140 Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2002A
              Refunding, 5.250%, 7/01/15 (DD, Settling 11/03/03) - FSA Insured

             Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C:
      14,675  5.500%, 11/01/11 - FSA Insured
       7,200  5.500%, 11/01/15 - FGIC Insured
       4,000  5.500%, 11/01/19 (DD, Settling 11/03/03) (Pre-refunded to 11/01/12)

             Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series A:
       9,060  5.000%, 1/01/19 (Pre-refunded to 1/01/13)
      12,500  5.000%, 1/01/21

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds,          1/13 at 100.00       AAA
 Series 2003 Refunding, 5.000%, 7/10/17 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
Iowa - 0.1%

Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08            2/04 at 100.00       Aaa
---------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.7%

Cowley County Unified School District No. 465, Winfield, Kansas, General Obligation Bonds,             10/13 at 100.00       AAA
 Series 2003, 5.250%, 10/01/20 (WI, Settling 11/25/03) - MBIA Insured

City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001, 11/11 at 101.00        A+
 Via Christi Health System Inc., 5.500%, 11/15/26

Wichita, Kansas, Water and Sewer and Utility Revenue Bonds, Series 2003:
 5.000%, 10/01/19 - FGIC Insured                                                                      10/13 at 100.00       AAA
 5.000%, 10/01/20 - FGIC Insured                                                                      10/13 at 100.00       AAA
---------------------------------------------------------------------------------------------------------------------------------
Kentucky - 2.0%

City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project,               No Opt. Call      Baa2
 Series 1999, 5.700%, 11/01/09

Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B, Federally Insured or Guaranteed
Mortgage Loans:
 5.300%, 7/01/10 (Pre-refunded to 1/01/04)                                                             1/04 at 102.00       AAA
 5.400%, 7/01/14 (Pre-refunded to 1/01/04)                                                             1/04 at 102.00       AAA

State Property and Buildings Commission, Kentucky, Revenue Bonds, Project No. 79, Refunding
Series 2003:
 5.125%, 10/01/16 (DD, Settling 11/03/03) - MBIA Insured                                              10/13 at 100.00       AAA
 5.125%, 10/01/17 (DD, Settling 11/03/03) - MBIA Insured                                              10/13 at 100.00       AAA

Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,          1/04 at 100.00       Aa3
 5.000%, 7/01/08
---------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.4%

Louisiana Local Government Environmental Facilities and Community Development Authority,               12/12 at 100.00       AAA
 Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Series 2002,
 5.000%, 12/01/32 - MBIA Insured

Tobacco Settlement Financing Corporation, Louisiana, Asset Backed Bonds, Series 2001B,                  5/11 at 101.00       BBB
 5.875%, 5/15/39
---------------------------------------------------------------------------------------------------------------------------------
Maine - 0.7%

Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
 5.650%, 11/15/20                                                                                      2/04 at 102.00       AA+
 5.700%, 11/15/26                                                                                      2/04 at 102.00       AA+
---------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.1%

Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,                     1/07 at 102.00       Aa2
 5.875%, 7/01/16

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill       1/07 at 102.00        A-
 Issue, Series 1997A, 5.750%, 1/01/08
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 7.8%

Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2002A                7/12 at 100.00       AAA
 Refunding, 5.250%, 7/01/15 (DD, Settling 11/03/03) - FSA Insured

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C:
 5.500%, 11/01/11 - FSA Insured                                                                          No Opt. Call       AAA
 5.500%, 11/01/15 - FGIC Insured                                                                         No Opt. Call       AAA
 5.500%, 11/01/19 (DD, Settling 11/03/03) (Pre-refunded to 11/01/12)                                  11/12 at 100.00    Aa2***

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series A:
 5.000%, 1/01/19 (Pre-refunded to 1/01/13)                                                             1/13 at 100.00       Aa2
 5.000%, 1/01/21                                                                                       1/13 at 100.00       Aa2

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds,         $ 2,109,140
 Series 2003 Refunding, 5.000%, 7/10/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
Iowa - 0.1%

Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08             1,649,889
------------------------------------------------------------------------------------------------------------------
Kansas - 0.7%

Cowley County Unified School District No. 465, Winfield, Kansas, General Obligation Bonds,               1,763,718
 Series 2003, 5.250%, 10/01/20 (WI, Settling 11/25/03) - MBIA Insured

City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001,   7,071,820
 Via Christi Health System Inc., 5.500%, 11/15/26

Wichita, Kansas, Water and Sewer and Utility Revenue Bonds, Series 2003:
 5.000%, 10/01/19 - FGIC Insured                                                                        3,514,117
 5.000%, 10/01/20 - FGIC Insured                                                                        8,020,628
------------------------------------------------------------------------------------------------------------------
Kentucky - 2.0%

City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project,                531,975
 Series 1999, 5.700%, 11/01/09

Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B, Federally Insured or Guaranteed
Mortgage Loans:
 5.300%, 7/01/10 (Pre-refunded to 1/01/04)                                                             17,541,522
 5.400%, 7/01/14 (Pre-refunded to 1/01/04)                                                             10,766,821

State Property and Buildings Commission, Kentucky, Revenue Bonds, Project No. 79, Refunding
Series 2003:
 5.125%, 10/01/16 (DD, Settling 11/03/03) - MBIA Insured                                                3,366,166
 5.125%, 10/01/17 (DD, Settling 11/03/03) - MBIA Insured                                                5,193,020

Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,          17,166,610
 5.000%, 7/01/08
------------------------------------------------------------------------------------------------------------------
Louisiana - 0.4%

Louisiana Local Government Environmental Facilities and Community Development Authority,                 1,003,290
 Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Series 2002,
 5.000%, 12/01/32 - MBIA Insured

Tobacco Settlement Financing Corporation, Louisiana, Asset Backed Bonds, Series 2001B,                  10,368,547
 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------
Maine - 0.7%

Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
 5.650%, 11/15/20                                                                                      14,055,132
 5.700%, 11/15/26                                                                                       6,694,715
------------------------------------------------------------------------------------------------------------------
Maryland - 0.1%

Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,                      2,139,514
 5.875%, 7/01/16

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill          548,480
 Issue, Series 1997A, 5.750%, 1/01/08
------------------------------------------------------------------------------------------------------------------
Massachusetts - 7.8%

Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2002A                 8,894,171
 Refunding, 5.250%, 7/01/15 (DD, Settling 11/03/03) - FSA Insured

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C:
 5.500%, 11/01/11 - FSA Insured                                                                        16,803,315
 5.500%, 11/01/15 - FGIC Insured                                                                        8,225,064
 5.500%, 11/01/19 (DD, Settling 11/03/03) (Pre-refunded to 11/01/12)                                    4,555,760

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series A:
 5.000%, 1/01/19 (Pre-refunded to 1/01/13)                                                              9,876,125
 5.000%, 1/01/21                                                                                       12,789,875

----
45

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Massachusetts (continued)

             Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C:
  $   10,000  5.250%, 8/01/20 (Pre-refunded to 8/01/13)                                                            8/13 at 100.00
       7,040  5.000%, 8/01/21                                                                                      8/13 at 100.00

             Commonwealth of Massachusetts, General Obligation Bonds, Series 2003D:
      44,890  5.500%, 10/01/17                                                                                       No Opt. Call
       2,480  5.500%, 10/01/18 (DD, Settling 11/03/03)                                                               No Opt. Call

       5,000 Massachusetts Development Finance Authority, Revenue Bonds, Series 2002A, WGBH Educational            1/12 at 101.00
              Foundation, 5.375%, 1/01/42 - AMBAC Insured

         800 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear   7/08 at 101.00
              Infirmary Issue, Series B, 5.250%, 7/01/10 - ACA Insured

         265 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue,       7/09 at 101.00
              Series A, 5.100%, 7/01/11

             Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
             Haverhill Project, Series 1998A:
       1,500  5.450%, 12/01/12 (Alternative Minimum Tax)                                                          12/08 at 102.00
       1,825  5.500%, 12/01/13 (Alternative Minimum Tax)                                                          12/08 at 102.00

             Commonwealth of Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant
             Anticipation Note Program, Series 2003A:
      10,000  5.000%, 12/15/11 - FSA Insured                                                                         No Opt. Call
      13,000  5.000%, 12/15/12 - FSA Insured                                                                         No Opt. Call
      12,000  5.000%, 12/15/13 - FSA Insured                                                                         No Opt. Call
       7,015  5.000%, 12/15/14 - FSA Insured                                                                         No Opt. Call

             Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
      12,705  5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                                         12/04 at 102.00
      13,345  5.250%, 12/01/20                                                                                    12/04 at 102.00
----------------------------------------------------------------------------------------------------------------------------------
             Michigan - 7.0%
      15,000 School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement  5/06 at 102.00
              Bonds, Unlimited Tax General Obligation Bonds, Series 1996A, 5.700%, 5/01/25 (Pre-refunded to
              5/01/06) - AMBAC Insured

       3,370 Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding      5/08 at 100.00
              Bonds, Series 1998C, Aquinas College Project, 5.125%, 5/01/16 - RAAI Insured

      15,000 Michigan State Building Authority, State of Michigan, 1997 Revenue Bonds, Series II-A, Facilities    10/07 at 100.00
              Program, 4.750%, 10/15/13 (Pre-refunded to 10/15/07)

             Michigan State Building Authority, Facilities Program Revenue Refunding Bonds, Series 19981:
       5,000  5.250%, 10/15/12                                                                                    10/09 at 100.00
      14,080  4.750%, 10/15/17                                                                                    10/09 at 100.00
      11,735  4.750%, 10/15/21                                                                                    10/09 at 100.00

             Michigan State Building Authority, Facilities Program Revenue Refunding Bonds, Series 2003-I:
       5,930  5.250%, 10/15/12 - FSA Insured                                                                         No Opt. Call
       3,500  5.250%, 10/15/15 - FSA Insured                                                                      10/13 at 100.00

             Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
             Center Obligated Group, Series 1993B:
      20,185  5.750%, 8/15/13                                                                                      8/04 at 102.00
      70,230  5.500%, 8/15/23                                                                                      8/04 at 102.00

       8,705 Michigan State Hospital Finance Authority, Revenue Bond, Trinity Health Credit, Series 2002C         12/12 at 100.00
              Refunding, 5.375%, 12/01/30

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System   10/05 at 100.00
              Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

         705 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community          No Opt. Call
              Hospital, Alma, Michigan, Series 1995, 6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Genesys Regional       No Opt. Call
              Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Massachusetts (continued)

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C:
 5.250%, 8/01/20 (Pre-refunded to 8/01/13)                                                                Aa2 $11,150,000
 5.000%, 8/01/21                                                                                          Aa2   7,211,494

Commonwealth of Massachusetts, General Obligation Bonds, Series 2003D:
 5.500%, 10/01/17                                                                                         Aa2  50,560,954
 5.500%, 10/01/18 (DD, Settling 11/03/03)                                                                 Aa2   2,786,131

Massachusetts Development Finance Authority, Revenue Bonds, Series 2002A, WGBH Educational                 AAA   5,202,250
 Foundation, 5.375%, 1/01/42 - AMBAC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear          A     853,720
 Infirmary Issue, Series B, 5.250%, 7/01/10 - ACA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue,            Ba1     259,149
 Series A, 5.100%, 7/01/11

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
Haverhill Project, Series 1998A:
 5.450%, 12/01/12 (Alternative Minimum Tax)                                                               BBB   1,473,615
 5.500%, 12/01/13 (Alternative Minimum Tax)                                                               BBB   1,790,362

Commonwealth of Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant
Anticipation Note Program, Series 2003A:
 5.000%, 12/15/11 - FSA Insured                                                                           Aaa  11,058,100
 5.000%, 12/15/12 - FSA Insured                                                                           Aaa  14,272,440
 5.000%, 12/15/13 - FSA Insured                                                                           Aaa  13,143,120
 5.000%, 12/15/14 - FSA Insured                                                                           Aaa   7,655,961

Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
 5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                                              Aaa  13,535,145
 5.250%, 12/01/20                                                                                          AA  14,041,742
--------------------------------------------------------------------------------------------------------------------------
Michigan - 7.0%
School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement       AAA  16,803,450
 Bonds, Unlimited Tax General Obligation Bonds, Series 1996A, 5.700%, 5/01/25 (Pre-refunded to
 5/01/06) - AMBAC Insured

Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding            AA   3,455,632
 Bonds, Series 1998C, Aquinas College Project, 5.125%, 5/01/16 - RAAI Insured

Michigan State Building Authority, State of Michigan, 1997 Revenue Bonds, Series II-A, Facilities       AA+***  16,534,050
 Program, 4.750%, 10/15/13 (Pre-refunded to 10/15/07)

Michigan State Building Authority, Facilities Program Revenue Refunding Bonds, Series 19981:
 5.250%, 10/15/12                                                                                         AA+   5,511,550
 4.750%, 10/15/17                                                                                         AA+  14,457,907
 4.750%, 10/15/21                                                                                         AA+  11,811,512

Michigan State Building Authority, Facilities Program Revenue Refunding Bonds, Series 2003-I:
 5.250%, 10/15/12 - FSA Insured                                                                           AAA   6,645,810
 5.250%, 10/15/15 - FSA Insured                                                                           AAA   3,860,850

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
Center Obligated Group, Series 1993B:
 5.750%, 8/15/13                                                                                          Ba3  14,883,006
 5.500%, 8/15/23                                                                                          Ba3  43,787,000

Michigan State Hospital Finance Authority, Revenue Bond, Trinity Health Credit, Series 2002C               AA-   8,842,104
 Refunding, 5.375%, 12/01/30

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System         AAA   3,352,440
 Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community             BBB     732,671
 Hospital, Alma, Michigan, Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Genesys Regional          Aaa   1,142,690
 Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08

----
46

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

  $   12,080 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,
              5.700%, 4/01/12 - AMBAC Insured

       6,000 Michigan Strategic Fund, Collateralized Limited Obligation Revenue Refunding Pollution Control Bonds,
              Detroit Edison Company, Series 2001C, 5.450%, 9/01/29

         215 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc. Project,
              Series 1998, 4.900%, 6/01/08

      16,805 Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds, Mercy
              Memorial Medical Center Obligated Group, Series 1993, 5.250%, 1/01/16 - AMBAC Insured

       6,375 Whitmore Lake Public School District, Washtenaw County, Michigan, General Obligation Bonds,
              Series 2003, 5.000%, 5/01/32 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.8%

       6,565 Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 -
              MBIA Insured

         950 Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Revenue
              Bonds, Regions Hospital Project, Series 1998, 5.000%, 5/15/09

       2,685 St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003,
              5.000%, 12/01/13

       6,500 Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2003B,
              5.000%, 1/01/14 - MBIA Insured

       5,000 White Earth Band of Chippewa Indians, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -
              ACA Insured
--------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.3%

       8,660 Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy
              Resources Inc. Project, Series 1998, 5.875%, 4/01/22

         500 Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,
              Series 1999, 5.200%, 10/01/12
--------------------------------------------------------------------------------------------------------------------
             Missouri - 0.9%

      14,340 Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B, 5.250%, 9/01/16 -
              FGIC Insured

             Industrial Development Authority of Kansas City, Missouri, Retirement Facility Refunding and
             Improvement Revenue Bonds, Series 1998A, Kingswood Project:
         635  5.375%, 11/15/09
       3,650  5.800%, 11/15/17

       1,350 Missouri Housing Development Commission, Housing Development Bonds, Series B of 1979,
              7.000%, 9/15/22

         300 Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds,
              Lutheran Senior Services, Series 1997, 5.550%, 2/01/09

         350 Industrial Development Authority of St. Louis, Missouri, Revenue Bonds, Kiel Center Multipurpose
              Arena Project, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

       3,000 City of St. Louis, Missouri, Airport Revenue Bonds, Series 2003A Refunding, 5.250%, 7/01/17 -
              FSA Insured
--------------------------------------------------------------------------------------------------------------------
             Montana - 0.2%

       6,325 Montana Health Facilities Authority, Health Care Revenue Bonds, Community Medical Center, Inc.,
              Series 1996, 6.375%, 6/01/18
--------------------------------------------------------------------------------------------------------------------
             Nevada - 0.5%

       5,000 Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue
              Bonds, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

       6,000 Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
              Project, 1st Tier Series 2000, 0.000%, 1/01/19 - AMBAC Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,              4/04 at 102.00       AAA
 5.700%, 4/01/12 - AMBAC Insured

Michigan Strategic Fund, Collateralized Limited Obligation Revenue Refunding Pollution Control Bonds,   9/11 at 100.00        A-
 Detroit Edison Company, Series 2001C, 5.450%, 9/01/29

Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc. Project,       No Opt. Call       BBB
 Series 1998, 4.900%, 6/01/08

Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds, Mercy          1/04 at 102.00       AAA
 Memorial Medical Center Obligated Group, Series 1993, 5.250%, 1/01/16 - AMBAC Insured

Whitmore Lake Public School District, Washtenaw County, Michigan, General Obligation Bonds,             5/13 at 100.00       AAA
 Series 2003, 5.000%, 5/01/32 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.8%

Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 -                 2/05 at 102.00       AAA
 MBIA Insured

Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Revenue             No Opt. Call      BBB+
 Bonds, Regions Hospital Project, Series 1998, 5.000%, 5/15/09

St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003,    No Opt. Call       AA+
 5.000%, 12/01/13

Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2003B,                       No Opt. Call       Aaa
 5.000%, 1/01/14 - MBIA Insured

White Earth Band of Chippewa Indians, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -                     No Opt. Call         A
 ACA Insured
---------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.3%

Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy      4/04 at 102.00      BBB-
 Resources Inc. Project, Series 1998, 5.875%, 4/01/22

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,        3/12 at 100.00       Ba3
 Series 1999, 5.200%, 10/01/12
---------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.9%

Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B, 5.250%, 9/01/16 -       9/12 at 100.00       AAA
 FGIC Insured

Industrial Development Authority of Kansas City, Missouri, Retirement Facility Refunding and
Improvement Revenue Bonds, Series 1998A, Kingswood Project:
 5.375%, 11/15/09                                                                                     11/08 at 102.00       N/R
 5.800%, 11/15/17                                                                                     11/08 at 102.00       N/R

Missouri Housing Development Commission, Housing Development Bonds, Series B of 1979,                   3/04 at 101.00       AA+
 7.000%, 9/15/22

Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds,  2/07 at 102.00       N/R
 Lutheran Senior Services, Series 1997, 5.550%, 2/01/09

Industrial Development Authority of St. Louis, Missouri, Revenue Bonds, Kiel Center Multipurpose       12/03 at 101.00       N/R
 Arena Project, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

City of St. Louis, Missouri, Airport Revenue Bonds, Series 2003A Refunding, 5.250%, 7/01/17 -           7/13 at 100.00       AAA
 FSA Insured
---------------------------------------------------------------------------------------------------------------------------------
Montana - 0.2%

Montana Health Facilities Authority, Health Care Revenue Bonds, Community Medical Center, Inc.,         6/06 at 102.00      BBB-
 Series 1996, 6.375%, 6/01/18
---------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.5%

Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue        7/05 at 100.00       AAA
 Bonds, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail           No Opt. Call       AAA
 Project, 1st Tier Series 2000, 0.000%, 1/01/19 - AMBAC Insured

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,             $12,379,101
 5.700%, 4/01/12 - AMBAC Insured

Michigan Strategic Fund, Collateralized Limited Obligation Revenue Refunding Pollution Control Bonds,    6,109,320
 Detroit Edison Company, Series 2001C, 5.450%, 9/01/29

Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc. Project,        214,589
 Series 1998, 4.900%, 6/01/08

Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds, Mercy          17,237,225
 Memorial Medical Center Obligated Group, Series 1993, 5.250%, 1/01/16 - AMBAC Insured

Whitmore Lake Public School District, Washtenaw County, Michigan, General Obligation Bonds,              6,419,115
 Series 2003, 5.000%, 5/01/32 - FGIC Insured
------------------------------------------------------------------------------------------------------------------
Minnesota - 0.8%

Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 -                  6,799,305
 MBIA Insured

Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Revenue            1,010,544
 Bonds, Regions Hospital Project, Series 1998, 5.000%, 5/15/09

St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003,   2,944,935
 5.000%, 12/01/13

Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2003B,                      7,092,215
 5.000%, 1/01/14 - MBIA Insured

White Earth Band of Chippewa Indians, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -                    5,700,450
 ACA Insured
------------------------------------------------------------------------------------------------------------------
Mississippi - 0.3%

Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy       8,635,406
 Resources Inc. Project, Series 1998, 5.875%, 4/01/22

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,           459,360
 Series 1999, 5.200%, 10/01/12
------------------------------------------------------------------------------------------------------------------
Missouri - 0.9%

Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B, 5.250%, 9/01/16 -       15,534,379
 FGIC Insured

Industrial Development Authority of Kansas City, Missouri, Retirement Facility Refunding and
Improvement Revenue Bonds, Series 1998A, Kingswood Project:
 5.375%, 11/15/09                                                                                         607,079
 5.800%, 11/15/17                                                                                       3,301,608

Missouri Housing Development Commission, Housing Development Bonds, Series B of 1979,                    1,364,148
 7.000%, 9/15/22

Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds,     321,123
 Lutheran Senior Services, Series 1997, 5.550%, 2/01/09

Industrial Development Authority of St. Louis, Missouri, Revenue Bonds, Kiel Center Multipurpose           352,391
 Arena Project, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

City of St. Louis, Missouri, Airport Revenue Bonds, Series 2003A Refunding, 5.250%, 7/01/17 -            3,249,210
 FSA Insured
------------------------------------------------------------------------------------------------------------------
Montana - 0.2%

Montana Health Facilities Authority, Health Care Revenue Bonds, Community Medical Center, Inc.,          6,246,697
 Series 1996, 6.375%, 6/01/18
------------------------------------------------------------------------------------------------------------------
Nevada - 0.5%

Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue         5,122,650
 Bonds, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail          2,811,960
 Project, 1st Tier Series 2000, 0.000%, 1/01/19 - AMBAC Insured

----
47

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Nevada (continued)

  $    1,935 City of Henderson, Nevada, Local Improvement District No. T-4 (C), Green Valley Properties, Limited
              Obligation Refunding Bonds, 1999 Series A, 5.900%, 11/01/18

       3,000 Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured
-------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.4%

      10,000 New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,
              5.600%, 1/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             New Jersey - 2.3%

      14,000 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003,
              5.000%, 12/15/13 - FSA Insured

       1,000 Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue
              Refunding Bonds, Waste Management, Inc. Project, Series 1999B, 7.000%, 12/01/29
              (Alternative Minimum Tax) (Mandatory put 12/01/09)

       8,000 Middlesex County Pollution Control Authority, New Jersey, Revenue Bonds, Amerada Hess Corporation
              Project, Series 2002 Refunding, 5.750%, 9/15/32

         170 New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service
              Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

      10,630 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2003D,
              5.250%, 7/01/17

      10,000 New Jersey Transit Corporation, Federal Transit Administration Grants, Certificates of Participation,
              Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

      10,000 New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 2001 Series C,
              5.500%, 12/15/11 - FSA Insured

             Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
             Series 2002:
       2,105  5.750%, 6/01/32
       4,500  6.000%, 6/01/37
-------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.5%

       5,000 City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California
              Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21

       7,600 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
              Services, Series 2001A, 5.500%, 8/01/21
-------------------------------------------------------------------------------------------------------------------
             New York - 9.6%

      16,845 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,
              5.000%, 12/01/18 - FSA Insured

             Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
      12,500  5.250%, 12/01/13
       1,540  5.250%, 6/01/14

       2,350 City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04

       7,500 City of New York, New York, General Obligation Bonds, Fiscal Series 1996G, 5.900%, 2/01/05

         300 City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07

             City of New York, New York, General Obligation Bonds, Fiscal Series 1995F:
         700  6.375%, 2/15/06 (Pre-refunded to 2/15/05)
      14,000  6.625%, 2/15/25 (Pre-refunded to 2/15/05)

      10,770 City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13

       6,435 City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07

             City of New York, New York, General Obligation Bonds, Fiscal Series 1997E:
         955  6.000%, 8/01/16 (Pre-refunded to 8/01/06)
      14,665  6.000%, 8/01/16

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Nevada (continued)

City of Henderson, Nevada, Local Improvement District No. T-4 (C), Green Valley Properties, Limited    11/03 at 103.00       N/R
 Obligation Refunding Bonds, 1999 Series A, 5.900%, 11/01/18

Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured        10/12 at` 101.00         A
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%

New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,           6/11 at 100.00       Aaa
 5.600%, 1/01/24 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
New Jersey - 2.3%

Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003,                         No Opt. Call       Aaa
 5.000%, 12/15/13 - FSA Insured

Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue                No Opt. Call       BBB
 Refunding Bonds, Waste Management, Inc. Project, Series 1999B, 7.000%, 12/01/29
 (Alternative Minimum Tax) (Mandatory put 12/01/09)

Middlesex County Pollution Control Authority, New Jersey, Revenue Bonds, Amerada Hess Corporation       9/12 at 100.00       BBB
 Project, Series 2002 Refunding, 5.750%, 9/15/32

New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service             No Opt. Call       AAA
 Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2003D,           No Opt. Call       AAA
 5.250%, 7/01/17

New Jersey Transit Corporation, Federal Transit Administration Grants, Certificates of Participation,     No Opt. Call       AAA
 Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 2001 Series C,               No Opt. Call       AAA
 5.500%, 12/15/11 - FSA Insured

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
Series 2002:
 5.750%, 6/01/32                                                                                       6/12 at 100.00       BBB
 6.000%, 6/01/37                                                                                       6/12 at 100.00       BBB
---------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California          4/04 at 100.00        BB
 Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare             8/11 at 101.00        A+
 Services, Series 2001A, 5.500%, 8/01/21
---------------------------------------------------------------------------------------------------------------------------------
New York - 9.6%

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,             6/08 at 101.00       AAA
 5.000%, 12/01/18 - FSA Insured

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
 5.250%, 12/01/13                                                                                        No Opt. Call        A-
 5.250%, 6/01/14                                                                                         No Opt. Call        A-

City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04               No Opt. Call         A

City of New York, New York, General Obligation Bonds, Fiscal Series 1996G, 5.900%, 2/01/05                No Opt. Call         A

City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07             8/06 at 101.50         A

City of New York, New York, General Obligation Bonds, Fiscal Series 1995F:
 6.375%, 2/15/06 (Pre-refunded to 2/15/05)                                                             2/05 at 101.00       Aaa
 6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                                             2/05 at 101.00       Aaa

City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13             8/08 at 101.00         A

City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07               No Opt. Call         A

City of New York, New York, General Obligation Bonds, Fiscal Series 1997E:
 6.000%, 8/01/16 (Pre-refunded to 8/01/06)                                                             8/06 at 101.50      A***
 6.000%, 8/01/16                                                                                       8/06 at 101.50         A

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Nevada (continued)

City of Henderson, Nevada, Local Improvement District No. T-4 (C), Green Valley Properties, Limited   $ 1,940,263
 Obligation Refunding Bonds, 1999 Series A, 5.900%, 11/01/18

Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured          3,183,960
-----------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%

New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,          10,324,700
 5.600%, 1/01/24 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
New Jersey - 2.3%

Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003,                      15,418,760
 5.000%, 12/15/13 - FSA Insured

Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue              1,145,430
 Refunding Bonds, Waste Management, Inc. Project, Series 1999B, 7.000%, 12/01/29
 (Alternative Minimum Tax) (Mandatory put 12/01/09)

Middlesex County Pollution Control Authority, New Jersey, Revenue Bonds, Amerada Hess Corporation       8,076,880
 Project, Series 2002 Refunding, 5.750%, 9/15/32

New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service             180,657
 Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2003D,        11,904,643
 5.250%, 7/01/17

New Jersey Transit Corporation, Federal Transit Administration Grants, Certificates of Participation,  11,288,000
 Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 2001 Series C,            11,486,000
 5.500%, 12/15/11 - FSA Insured

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
Series 2002:
 5.750%, 6/01/32                                                                                       1,812,637
 6.000%, 6/01/37                                                                                       3,691,890
-----------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California          5,168,000
 Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare             7,825,264
 Services, Series 2001A, 5.500%, 8/01/21
-----------------------------------------------------------------------------------------------------------------
New York - 9.6%

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,            17,789,162
 5.000%, 12/01/18 - FSA Insured

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
 5.250%, 12/01/13                                                                                     13,468,125
 5.250%, 6/01/14                                                                                       1,650,418

City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04             2,436,880

City of New York, New York, General Obligation Bonds, Fiscal Series 1996G, 5.900%, 2/01/05              7,894,950

City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07               329,583

City of New York, New York, General Obligation Bonds, Fiscal Series 1995F:
 6.375%, 2/15/06 (Pre-refunded to 2/15/05)                                                               753,634
 6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                                            15,117,340

City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13            11,356,965

City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07             6,997,097

City of New York, New York, General Obligation Bonds, Fiscal Series 1997E:
 6.000%, 8/01/16 (Pre-refunded to 8/01/06)                                                             1,082,817
 6.000%, 8/01/16                                                                                      16,075,186

----
48

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             New York (continued)

             City of New York, New York, General Obligation Bonds, Fiscal 2004 Series A:
  $   10,185  5.000%, 8/01/11
       7,080  5.000%, 8/01/12

      11,000 New York City Transitional Finance Authority, Future Tax Secured Bonds, Fiscal 2003 Series D
              Refunding, 5.000%, 2/01/23

             New York City Transitional Finance Authority, Future Tax Secured Bonds, Fiscal 2003A:
       3,570  5.000%, 8/01/12
       3,365  5.000%, 8/01/13

             Dormitory Authority of the State of New York, Lease Revenue Bonds, New York City Court Facilities
             Issue, Series 2003A:
      12,315  5.750%, 5/15/14
      15,500  5.500%, 5/15/18

       8,400 Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996,
              6.000%, 11/01/15 - MBIA Insured

             Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
             Bonds, Series 1997B:
          35  5.500%, 8/15/17 (Pre-refunded to 2/15/07)
       5,965  5.500%, 8/15/17

         750 New York State Housing Finance Agency, Health Facilities Revenue Bonds, 1996 Series A Refunding,
              6.000%, 5/01/06

      15,870 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101,
              5.350%, 4/01/26 (Alternative Minimum Tax)

             Power Authority of the State of New York, General Revenue Bonds, Series 2000A:
       4,395  5.500%, 11/15/16
       3,775  5.500%, 11/15/17

       8,200 Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,
              Series 2002E, 5.500%, 10/01/17--MBIA Insured

       7,500 Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated
              Group, Series 2002C, 6.000%, 7/01/26

         600 Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,
              7.000%, 10/01/07 (Alternative Minimum Tax)

       1,000 Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC
              Project, Series 6, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured

             Tobacco Settlement Financing Corporation of New York State, Asset Backed Bonds, Series 2003-A1:
       2,000  5.250%, 6/01/16
      40,000  5.500%, 6/01/17
-------------------------------------------------------------------------------------------------------------------
             North Carolina - 3.2%

       2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health
              Obligated Group, Series 2003A, 5.000%, 11/01/17

       1,535 North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bonds, Johnson and
              Wales University Project, Series 2003A, 5.000%, 4/01/18 - XLCA Insured

             North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003D
             Refunding:
      10,000  5.375%, 1/01/11
      20,000  5.375%, 1/01/13
      11,000  5.125%, 1/01/23

      11,000 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding
              Series 1993 B, 7.000%, 1/01/08

       7,855 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,
              5.600%, 1/01/16 - ACA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
New York (continued)

City of New York, New York, General Obligation Bonds, Fiscal 2004 Series A:
 5.000%, 8/01/11                                                                                        No Opt. Call         A
 5.000%, 8/01/12                                                                                        No Opt. Call         A

New York City Transitional Finance Authority, Future Tax Secured Bonds, Fiscal 2003 Series D           2/13 at 100.00       AA+
 Refunding, 5.000%, 2/01/23

New York City Transitional Finance Authority, Future Tax Secured Bonds, Fiscal 2003A:
 5.000%, 8/01/12                                                                                        No Opt. Call       AA+
 5.000%, 8/01/13                                                                                        No Opt. Call       AA+

Dormitory Authority of the State of New York, Lease Revenue Bonds, New York City Court Facilities
Issue, Series 2003A:
 5.750%, 5/15/14                                                                                      5/13 at 100.00         A
 5.500%, 5/15/18                                                                                      5/13 at 100.00         A

Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996,  11/05 at 102.00       AAA
 6.000%, 11/01/15 - MBIA Insured

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
Bonds, Series 1997B:
 5.500%, 8/15/17 (Pre-refunded to 2/15/07)                                                            2/07 at 102.00    AA-***
 5.500%, 8/15/17                                                                                      2/07 at 102.00       AA-

New York State Housing Finance Agency, Health Facilities Revenue Bonds, 1996 Series A Refunding,         No Opt. Call         A
 6.000%, 5/01/06

State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101,                      10/11 at 100.00       Aa1
 5.350%, 4/01/26 (Alternative Minimum Tax)

Power Authority of the State of New York, General Revenue Bonds, Series 2000A:
 5.500%, 11/15/16                                                                                    12/05 at 100.00       Aa2
 5.500%, 11/15/17                                                                                    12/05 at 100.00       Aa2

Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,      10/12 at 100.00       AAA
 Series 2002E, 5.500%, 10/01/17--MBIA Insured

Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated          2/05 at 100.00      BBB-
 Group, Series 2002C, 6.000%, 7/01/26

Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,       No Opt. Call       N/R
 7.000%, 10/01/07 (Alternative Minimum Tax)

Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC     No Opt. Call       AAA
 Project, Series 6, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured

Tobacco Settlement Financing Corporation of New York State, Asset Backed Bonds, Series 2003-A1:
 5.250%, 6/01/16                                                                                      6/10 at 100.00       AA-
 5.500%, 6/01/17                                                                                      6/11 at 100.00       AA-
--------------------------------------------------------------------------------------------------------------------------------
North Carolina - 3.2%

North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health           11/13 at 100.00       AA-
 Obligated Group, Series 2003A, 5.000%, 11/01/17

North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bonds, Johnson and  4/13 at 100.00       AAA
 Wales University Project, Series 2003A, 5.000%, 4/01/18 - XLCA Insured

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003D
Refunding:
 5.375%, 1/01/11                                                                                        No Opt. Call       BBB
 5.375%, 1/01/13                                                                                        No Opt. Call       BBB
 5.125%, 1/01/23                                                                                      1/13 at 100.00       BBB

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding                     No Opt. Call       BBB
 Series 1993 B, 7.000%, 1/01/08

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,              1/04 at 101.00         A
 5.600%, 1/01/16 - ACA Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
New York (continued)

City of New York, New York, General Obligation Bonds, Fiscal 2004 Series A:
 5.000%, 8/01/11                                                                                     $10,903,654
 5.000%, 8/01/12                                                                                       7,540,342

New York City Transitional Finance Authority, Future Tax Secured Bonds, Fiscal 2003 Series D           11,190,740
 Refunding, 5.000%, 2/01/23

New York City Transitional Finance Authority, Future Tax Secured Bonds, Fiscal 2003A:
 5.000%, 8/01/12                                                                                       3,915,969
 5.000%, 8/01/13                                                                                       3,684,069

Dormitory Authority of the State of New York, Lease Revenue Bonds, New York City Court Facilities
Issue, Series 2003A:
 5.750%, 5/15/14                                                                                      13,797,233
 5.500%, 5/15/18                                                                                      16,647,465

Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996,    9,198,588
 6.000%, 11/01/15 - MBIA Insured

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
Bonds, Series 1997B:
 5.500%, 8/15/17 (Pre-refunded to 2/15/07)                                                                39,752
 5.500%, 8/15/17                                                                                       6,290,391

New York State Housing Finance Agency, Health Facilities Revenue Bonds, 1996 Series A Refunding,          823,170
 6.000%, 5/01/06

State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101,                       16,185,178
 5.350%, 4/01/26 (Alternative Minimum Tax)

Power Authority of the State of New York, General Revenue Bonds, Series 2000A:
 5.500%, 11/15/16                                                                                      4,691,619
 5.500%, 11/15/17                                                                                      4,029,775

Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,        9,098,392
 Series 2002E, 5.500%, 10/01/17--MBIA Insured

Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated           7,575,525
 Group, Series 2002C, 6.000%, 7/01/26

Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,        626,934
 7.000%, 10/01/07 (Alternative Minimum Tax)

Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC    1,146,320
 Project, Series 6, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured

Tobacco Settlement Financing Corporation of New York State, Asset Backed Bonds, Series 2003-A1:
 5.250%, 6/01/16                                                                                       2,093,260
 5.500%, 6/01/17                                                                                      42,452,000
-----------------------------------------------------------------------------------------------------------------
North Carolina - 3.2%

North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health             2,085,540
 Obligated Group, Series 2003A, 5.000%, 11/01/17

North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bonds, Johnson and   1,614,390
 Wales University Project, Series 2003A, 5.000%, 4/01/18 - XLCA Insured

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003D
Refunding:
 5.375%, 1/01/11                                                                                      10,662,700
 5.375%, 1/01/13                                                                                      21,070,800
 5.125%, 1/01/23                                                                                      10,717,630

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding                   12,622,390
 Series 1993 B, 7.000%, 1/01/08

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,               7,936,692
 5.600%, 1/01/16 - ACA Insured

----
49

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             North Carolina (continued)

  $    2,500 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999B               1/09 at 102.00
              Refunding, 5.600%, 1/01/15

             North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A:
       7,000  5.500%, 1/01/13                                                                                        No Opt. Call
      10,000  5.250%, 1/01/18 - MBIA Insured                                                                       1/13 at 100.00

         820 Housing Authority of the City of Wilmington, North Carolina, First Mortgage Revenue Bonds,           12/03 at 100.00
              Series 1979, 7.750%, 6/01/10
----------------------------------------------------------------------------------------------------------------------------------
             Ohio - 0.8%

       2,140 Cincinnati, Ohio, Water System Revenue Bonds, Series 2003, 5.000%, 12/01/16 (DD, Settling 11/03/03)   6/11 at 100.00

             Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997,
             Rock and Roll Hall of Fame and Museum Project:
         360  5.750%, 12/01/07                                                                                       No Opt. Call
         425  5.850%, 12/01/08                                                                                       No Opt. Call

       4,860 Cleveland State University, Ohio, General Receipt Bonds, Series 2003A, 5.000%, 6/01/23 - FGIC         6/13 at 100.00
              Insured

       1,000 Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and             No Opt. Call
              Emery Worldwide Airlines, Inc. - Guarantors, Series 1988C, 6.050%, 10/01/09

       5,635 Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan            12/13 at 100.00
              Sewer District, Series 2003A, 5.000%, 12/01/15 - MBIA Insured

         695 Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley           No Opt. Call
              Medical Center, Series 1996C, 6.000%, 5/15/06

       2,500 Ohio University at Athens, General Receipts Bonds, Series 2003, 5.000%, 12/01/15 - FSA Insured       12/13 at 100.00

       3,400 University of Cincinnati, Ohio, General Receipts Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured   6/13 at 100.00
----------------------------------------------------------------------------------------------------------------------------------
             Oklahoma - 0.3%

       8,375 State of Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 - FGIC Insured             7/13 at 101.00
----------------------------------------------------------------------------------------------------------------------------------
             Oregon - 0.7%

       8,720 State of Oregon Department of Administrative Services, Certificates of Participation, 1997 Series A,  5/07 at 101.00
              5.800%, 5/01/24 (Pre-refunded to 5/01/07) - AMBAC Insured

       8,460 State of Oregon, General Obligation Veterans Welfare Bonds, 2001 Series 81, 5.250%, 10/01/42         10/11 at 100.00
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 2.7%

       1,250 Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport,      No Opt. Call
              Series 1997A, 5.750%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

       7,575 Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding       No Opt. Call
              Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

      10,000 Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding     9/04 at 102.00
              Bonds, 1994 Series B, Pennsylvania Power & Light Company Project, 6.400%, 9/01/29 - MBIA
              Insured

         110 Pennsylvania Housing Finance Agency, FNMA Rental Housing Revenue Refunding Bonds, Series 1993,        1/04 at 102.00
              5.750%, 7/01/14

             Pennsylvania Housing Finance Agency, Multi-family Housing Refunding Bonds, Federal Housing
             Administration Insured Mortgage Loans, Issue 1992:
       4,025  8.100%, 7/01/13                                                                                      1/04 at 101.00
      16,830  8.200%, 7/01/24                                                                                      1/04 at 101.00

             Pennsylvania Higher Educational Facilities Authority, Geneva College Revenue Bonds, Series 1998:
         470  4.900%, 4/01/07                                                                                        No Opt. Call
         495  4.950%, 4/01/08                                                                                        No Opt. Call

      11,070 Pittsburgh and Allegheny County Public Auditorium Authority, Pennsylvania, Hotel Room Excise Tax      8/09 at 101.00
              Revenue Bonds, Series 1999, 5.125%, 2/01/35 - AMBAC Insured

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
North Carolina (continued)

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999B                    BBB $ 2,622,975
 Refunding, 5.600%, 1/01/15

North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A:
 5.500%, 1/01/13                                                                                         BBB+   7,627,620
 5.250%, 1/01/18 - MBIA Insured                                                                           AAA  10,724,600

Housing Authority of the City of Wilmington, North Carolina, First Mortgage Revenue Bonds,              N/R***     824,977
 Series 1979, 7.750%, 6/01/10
--------------------------------------------------------------------------------------------------------------------------
Ohio - 0.8%

Cincinnati, Ohio, Water System Revenue Bonds, Series 2003, 5.000%, 12/01/16 (DD, Settling 11/03/03)        AA+   2,278,287

Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997,
Rock and Roll Hall of Fame and Museum Project:
 5.750%, 12/01/07                                                                                         N/R     395,086
 5.850%, 12/01/08                                                                                         N/R     468,235

Cleveland State University, Ohio, General Receipt Bonds, Series 2003A, 5.000%, 6/01/23 - FGIC              AAA   4,965,608
 Insured

Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and                BB+     960,000
 Emery Worldwide Airlines, Inc. - Guarantors, Series 1988C, 6.050%, 10/01/09

Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan                  AAA   6,091,322
 Sewer District, Series 2003A, 5.000%, 12/01/15 - MBIA Insured

Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley             BBB+     744,908
 Medical Center, Series 1996C, 6.000%, 5/15/06

Ohio University at Athens, General Receipts Bonds, Series 2003, 5.000%, 12/01/15 - FSA Insured             AAA   2,702,450

University of Cincinnati, Ohio, General Receipts Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured        AAA   3,619,572
--------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.3%

State of Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 - FGIC Insured                  AAA   9,054,045
--------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%

State of Oregon Department of Administrative Services, Certificates of Participation, 1997 Series A,       AAA   9,954,926
 5.800%, 5/01/24 (Pre-refunded to 5/01/07) - AMBAC Insured

State of Oregon, General Obligation Veterans Welfare Bonds, 2001 Series 81, 5.250%, 10/01/42                AA   8,692,227
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.7%

Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport,         AAA   1,375,888
 Series 1997A, 5.750%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding         BBB-   8,141,913
 Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding          AAA  10,591,800
 Bonds, 1994 Series B, Pennsylvania Power & Light Company Project, 6.400%, 9/01/29 - MBIA
 Insured

Pennsylvania Housing Finance Agency, FNMA Rental Housing Revenue Refunding Bonds, Series 1993,             AAA     112,312
 5.750%, 7/01/14

Pennsylvania Housing Finance Agency, Multi-family Housing Refunding Bonds, Federal Housing
Administration Insured Mortgage Loans, Issue 1992:
 8.100%, 7/01/13                                                                                          AAA   4,074,508
 8.200%, 7/01/24                                                                                          AAA  17,030,445

Pennsylvania Higher Educational Facilities Authority, Geneva College Revenue Bonds, Series 1998:
 4.900%, 4/01/07                                                                                         BBB-     493,679
 4.950%, 4/01/08                                                                                         BBB-     519,077

Pittsburgh and Allegheny County Public Auditorium Authority, Pennsylvania, Hotel Room Excise Tax           AAA  11,201,290
 Revenue Bonds, Series 1999, 5.125%, 2/01/35 - AMBAC Insured

----
50

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

  $    3,500 City of Pittsburgh, Pennsylvania, General Obligation Bonds, Series A of 2002, 5.000%, 9/01/12 -       3/12 at 100.00
              AMBAC Insured

      15,280 State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School        6/13 at 100.00
              District Project, Series 2003, 5.250%, 6/01/25 - FSA Insured

       1,500 Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds,              No Opt. Call
              Series 1995A, 0.000%, 8/15/07 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 3.8%

      11,000 Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,             7/10 at 100.00
              6.000%, 7/01/26 (Pre-refunded to 7/01/10)

      10,000 Commonwealth of Puerto Rico, General Obligation Bonds, Series 2002 Refunding, 5.500%, 7/01/12 -         No Opt. Call
              FGIC Insured

       5,280 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Z of 1996,              No Opt. Call
              6.250%, 7/01/15 - MBIA Insured

       3,250 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Subordinate Lien        No Opt. Call
              Series 2003, 5.500%, 7/01/13 - FGIC Insured

      10,000 Puerto Rico Public Building Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H,    No Opt. Call
              5.500%, 7/01/16 - AMBAC Insured

             Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
       4,200  5.375%, 7/01/19 - MBIA Insured                                                                       7/12 at 101.00
       5,000  5.000%, 7/01/20 - MBIA Insured                                                                       7/12 at 101.00
       4,000  5.125%, 7/01/26 - FSA Insured                                                                        7/12 at 101.00

      10,215 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002LL, 5.500%, 7/01/16 -             No Opt. Call
              MBIA Insured

       5,000 Puerto Rico Municipal Finance Agency, 2002 Series A, 5.000%, 8/01/27 - FSA Insured                    8/12 at 100.00

      27,500 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,               2/12 at 100.00
              5.500%, 8/01/29
----------------------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.1%

       2,895 Tobacco Settlement Financing Corporation of Rhode Island, Asset Backed Bonds, Series 2002A,           6/12 at 100.00
              6.000%, 6/01/23
----------------------------------------------------------------------------------------------------------------------------------
             South Carolina - 0.7%

      10,000 Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,  12/12 at 101.00
              5.500%, 12/01/28

       5,000 Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003       11/13 at 100.00
              Refunding and Improvement, 5.500%, 11/01/32

       3,600 South Carolina Public Service Authority, Revenue Bonds, Series 1999A, 5.500%, 1/01/11 -               1/10 at 101.00
              MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             South Dakota - 0.1%

       4,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals and  11/11 at 101.00
              Health System, Series 2001E, 5.375%, 11/01/24
----------------------------------------------------------------------------------------------------------------------------------
             Tennessee - 0.0%

         500 Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding         No Opt. Call
              Series 1997, Federal Express Corporation, 5.350%, 9/01/12
----------------------------------------------------------------------------------------------------------------------------------
             Texas - 5.8%

       8,800 City of Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003,                  5/13 at 100.00
              5.250%, 11/15/20 - MBIA Insured

       2,000 City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,               11/06 at 100.00
              5.700%, 11/15/21 - MBIA Insured

       6,585 Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds,   8/08 at 100.00
              Series 1997, 6.500%, 8/01/23

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania (continued)

City of Pittsburgh, Pennsylvania, General Obligation Bonds, Series A of 2002, 5.000%, 9/01/12 -            AAA $ 3,768,380
 AMBAC Insured

State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School             AAA  15,844,138
 District Project, Series 2003, 5.250%, 6/01/25 - FSA Insured

Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds,                 AAA   1,375,755
 Series 1995A, 0.000%, 8/15/07 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.8%

Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,                  AAA  13,027,410
 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

Commonwealth of Puerto Rico, General Obligation Bonds, Series 2002 Refunding, 5.500%, 7/01/12 -            AAA  11,471,400
 FGIC Insured

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Z of 1996,                 AAA   6,425,496
 6.250%, 7/01/15 - MBIA Insured

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Subordinate Lien           AAA   3,734,445
 Series 2003, 5.500%, 7/01/13 - FGIC Insured

Puerto Rico Public Building Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H,       AAA  11,494,800
 5.500%, 7/01/16 - AMBAC Insured

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
 5.375%, 7/01/19 - MBIA Insured                                                                           AAA   4,598,874
 5.000%, 7/01/20 - MBIA Insured                                                                           AAA   5,243,900
 5.125%, 7/01/26 - FSA Insured                                                                            AAA   4,148,520

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002LL, 5.500%, 7/01/16 -                AAA  11,741,938
 MBIA Insured

Puerto Rico Municipal Finance Agency, 2002 Series A, 5.000%, 8/01/27 - FSA Insured                         AAA   5,105,900

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,                   BBB+  28,559,300
 5.500%, 8/01/29
--------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.1%

Tobacco Settlement Financing Corporation of Rhode Island, Asset Backed Bonds, Series 2002A,                BBB   2,607,179
 6.000%, 6/01/23
--------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.7%

Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,        AA-  10,450,900
 5.500%, 12/01/28

Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003               A   5,098,250
 Refunding and Improvement, 5.500%, 11/01/32

South Carolina Public Service Authority, Revenue Bonds, Series 1999A, 5.500%, 1/01/11 -                    AAA   4,058,244
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.1%

South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals and         A+   4,024,600
 Health System, Series 2001E, 5.375%, 11/01/24
--------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.0%

Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding            BBB     530,030
 Series 1997, Federal Express Corporation, 5.350%, 9/01/12
--------------------------------------------------------------------------------------------------------------------------
Texas - 5.8%

City of Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003,                       AAA   9,352,728
 5.250%, 11/15/20 - MBIA Insured

City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,                     AAA   2,187,740
 5.700%, 11/15/21 - MBIA Insured

Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds,        AAA   7,513,287
 Series 1997, 6.500%, 8/01/23

----
51

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Texas (continued)

  $    3,245 City of Dallas-Fort Worth International Airport, Texas, International Airport Joint Revenue Bonds,      No Opt. Call
              Series 2003A, 6.000%, 11/01/13 (Alternative Minimum Tax) - AMBAC Insured

       3,000 Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation          No Opt. Call
              Refunding Bonds, Series 1993, 0.000%, 2/15/09

       4,890 Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax    No Opt. Call
              School Building and Refunding Bonds, Series 1998, 0.000%, 8/15/19

      25,900 Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994,                     8/04 at 102.00
              5.300%, 8/15/13 - AMBAC Insured

       7,000 Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Saint Luke's  2/04 at 100.00
              Episcopal Hospital Project, Series 1991A, 6.750%, 2/15/21

             City of Houston, Texas, Water and Sewer System Junior Lien Revenue Forward Refunding Bonds,
             Series 2002B:
       6,000  5.750%, 12/01/15 - AMBAC Insured                                                                    12/12 at 100.00
       5,385  5.750%, 12/01/16 - AMBAC Insured                                                                    12/12 at 100.00

      16,630 City of Houston, Texas, Water and Sewer System, Junior Lien Revenue Refunding Bonds, Series 1998A,      No Opt. Call
              0.000%, 12/01/22 - FSA Insured

      10,000 Houston, Texas, Water and Sewer System, Junior Lien Revenue Refunding Bonds, Series 2001A,           12/11 at 100.00
              5.500%, 12/01/14 - FSA Insured

      10,000 Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue       8/11 at 100.00
              Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

       4,515 Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services        5/13 at 100.00
              Corporation Project, Series 2003C, 5.250%, 5/15/17 - AMBAC Insured

             North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
       2,855  5.250%, 12/15/14 - FGIC Insured                                                                     12/13 at 100.00
       3,465  5.250%, 12/15/17 - FGIC Insured                                                                     12/13 at 100.00

       3,135 Northside Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2002A    2/12 at 100.00
              Refunding, 5.250%, 2/15/18

       2,975 Raven Hills Higher Education Corporation, Student Housing Revenue Bonds, Southwest Texas State        8/13 at 100.00
              University, San Marcos LLC, 2003A, 5.125%, 8/01/34 - MBIA Insured

             Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,
             Series 2002A:
       8,615  6.000%, 10/01/16                                                                                    10/12 at 100.00
       9,450  6.000%, 10/01/21                                                                                    10/12 at 100.00

       2,105 State of Texas, General Obligation Bonds, Water Series 2002A, 5.400%, 8/01/32 (Alternative            8/12 at 100.00
              Minimum Tax)

         535 Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds,                   No Opt. Call
              NHP-Foundation - Asmara Project, Series 1996A, 5.800%, 1/01/06

      16,500 Texas Water Development Board, State Revolving Fund, Senior Lien Revenue Bonds, Series 1993,          7/04 at 102.00
              5.250%, 7/15/15

       1,100 Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999, Tomball Regional Hospital,      No Opt. Call
              5.500%, 7/01/09
----------------------------------------------------------------------------------------------------------------------------------
             Utah - 0.3%

       5,000 Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B,                 7/07 at 102.00
              5.750%, 7/01/19 - MBIA Insured

       2,890 Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1993A,                 1/04 at 102.00
              5.500%, 7/01/13

         470 Layton, Utah, Industrial Development Revenue Bonds, C.D.I. Ltd. Project - K Mart Guaranteed,         12/03 at 100.00
              8.750%, 6/01/05

         290 Salt Lake County, Utah, College Revenue Bonds, Westminster College of Salt Lake City Project,        10/07 at 101.00
              Series 1997, 5.200%, 10/01/09

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Texas (continued)

City of Dallas-Fort Worth International Airport, Texas, International Airport Joint Revenue Bonds,         AAA $ 3,705,985
 Series 2003A, 6.000%, 11/01/13 (Alternative Minimum Tax) - AMBAC Insured

Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation             AAA   2,539,620
 Refunding Bonds, Series 1993, 0.000%, 2/15/09

Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax       AAA   2,221,576
 School Building and Refunding Bonds, Series 1998, 0.000%, 8/15/19

Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994,                          AAA  27,223,231
 5.300%, 8/15/13 - AMBAC Insured

Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Saint Luke's       AAA   7,049,630
 Episcopal Hospital Project, Series 1991A, 6.750%, 2/15/21

City of Houston, Texas, Water and Sewer System Junior Lien Revenue Forward Refunding Bonds,
Series 2002B:
 5.750%, 12/01/15 - AMBAC Insured                                                                         AAA   6,865,680
 5.750%, 12/01/16 - AMBAC Insured                                                                         AAA   6,145,524

City of Houston, Texas, Water and Sewer System, Junior Lien Revenue Refunding Bonds, Series 1998A,         AAA   6,094,562
 0.000%, 12/01/22 - FSA Insured

Houston, Texas, Water and Sewer System, Junior Lien Revenue Refunding Bonds, Series 2001A,                 AAA  11,173,300
 5.500%, 12/01/14 - FSA Insured

Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue            AAA  10,254,300
 Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services             AAA   4,893,628
 Corporation Project, Series 2003C, 5.250%, 5/15/17 - AMBAC Insured

North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
 5.250%, 12/15/14 - FGIC Insured                                                                          AAA   3,155,803
 5.250%, 12/15/17 - FGIC Insured                                                                          AAA   3,760,842

Northside Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2002A         AAA   3,346,236
 Refunding, 5.250%, 2/15/18

Raven Hills Higher Education Corporation, Student Housing Revenue Bonds, Southwest Texas State             Aaa   3,010,522
 University, San Marcos LLC, 2003A, 5.125%, 8/01/34 - MBIA Insured

Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,
Series 2002A:
 6.000%, 10/01/16                                                                                        Baa2   9,117,082
 6.000%, 10/01/21                                                                                        Baa2   9,728,681

State of Texas, General Obligation Bonds, Water Series 2002A, 5.400%, 8/01/32 (Alternative                 Aa1   2,156,720
 Minimum Tax)

Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds,                        A     570,016
 NHP-Foundation - Asmara Project, Series 1996A, 5.800%, 1/01/06

Texas Water Development Board, State Revolving Fund, Senior Lien Revenue Bonds, Series 1993,               AAA  17,228,640
 5.250%, 7/15/15

Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999, Tomball Regional Hospital,        Baa2   1,178,826
 5.500%, 7/01/09
--------------------------------------------------------------------------------------------------------------------------
Utah - 0.3%

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B,                      AAA   5,569,050
 5.750%, 7/01/19 - MBIA Insured

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1993A,                    A+***   2,958,204
 5.500%, 7/01/13

Layton, Utah, Industrial Development Revenue Bonds, C.D.I. Ltd. Project - K Mart Guaranteed,               N/R     283,175
 8.750%, 6/01/05

Salt Lake County, Utah, College Revenue Bonds, Westminster College of Salt Lake City Project,              BBB     307,847
 Series 1997, 5.200%, 10/01/09

----
52

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.0%
  $    1,000 Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998,
              5.250%, 7/01/09
--------------------------------------------------------------------------------------------------------------------
             Virginia - 0.4%
         500 Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,
              Series 1998A, 5.250%, 8/15/07
         555 Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement
              Bonds, Series 1999, 5.375%, 10/15/11
      11,175 Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08
--------------------------------------------------------------------------------------------------------------------
             Washington - 3.3%
       3,830 Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydro-Electric System Revenue
              Bonds, Series of 1968, 5.125%, 7/01/23
       7,270 Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue Bonds, Series
              of 1963, 4.000%, 9/01/18
       5,000 Energy Northwest, Washington, Nuclear Project No. 1, Electric Revenue Bonds, Series 2002A
              Refunding, 5.500%, 7/01/15 - MBIA Insured
       1,175 Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,
              6.150%, 5/01/14 (Pre-refunded to 5/01/04) - MBIA Insured
       2,180 Snohomish County, Washington, General Obligation Bonds, Series 2003, 5.000%, 12/01/12
              (DD, Settling 11/03/03)
       6,085 Edmonds School District No. 015, Snohomish County, Washington, General Obligation Bonds,
              Series 2003A Refunding, 5.000%, 12/01/12 - FSA Insured
             Tacoma, Washington, Water Revenue Bonds, Series 2003:
       3,345  5.000%, 12/01/12 - FSA Insured
       2,445  5.000%, 12/01/22 - FSA Insured
       1,000  5.000%, 12/01/23 - FSA Insured
       7,000 Tobacco Settlement Authority, Washington, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2002, 6.500%, 6/01/26
       4,725 Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%, 1/01/18 - MBIA Insured
       2,205 Washington, General Obligation Bonds, Series 2003A, 5.000%, 7/01/15 (DD, Settling 11/03/03) -
              FGIC Insured
             Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
             Series 1993A:
       1,650  7.000%, 7/01/07
      12,610  7.000%, 7/01/07
       5,000 Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
              Series 1989B, 7.125%, 7/01/16
       7,805 Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
              Series 1993B, 7.000%, 7/01/09
      10,500 Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
              Series 1996-A, 5.750%, 7/01/11 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Wisconsin - 5.5%
       5,000 Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas & Electric
              Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
       3,470 Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,
              1977 Series A, 5.800%, 6/01/17
      10,000 Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,
              1998 Series B, 5.500%, 9/01/27 (Alternative Minimum Tax)
       3,545 Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,
              2002 Series A, 5.300%, 9/01/18
      30,325 Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, 1993 Series C,
              5.800%, 11/01/13

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.0%
Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998,         7/08 at 101.00       N/R
 5.250%, 7/01/09
---------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.4%
Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,        No Opt. Call      Baa3
 Series 1998A, 5.250%, 8/15/07
Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement      10/09 at 101.00        A3
 Bonds, Series 1999, 5.375%, 10/15/11
Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08       11/03 at 102.00       AA+
---------------------------------------------------------------------------------------------------------------------------------
Washington - 3.3%
Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydro-Electric System Revenue   1/04 at 100.00        AA
 Bonds, Series of 1968, 5.125%, 7/01/23
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue Bonds, Series  3/04 at 100.50        AA
 of 1963, 4.000%, 9/01/18
Energy Northwest, Washington, Nuclear Project No. 1, Electric Revenue Bonds, Series 2002A               7/12 at 100.00       AAA
 Refunding, 5.500%, 7/01/15 - MBIA Insured
Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,       5/04 at 100.00       AAA
 6.150%, 5/01/14 (Pre-refunded to 5/01/04) - MBIA Insured
Snohomish County, Washington, General Obligation Bonds, Series 2003, 5.000%, 12/01/12                     No Opt. Call        AA
 (DD, Settling 11/03/03)
Edmonds School District No. 015, Snohomish County, Washington, General Obligation Bonds,                  No Opt. Call       AAA
 Series 2003A Refunding, 5.000%, 12/01/12 - FSA Insured
Tacoma, Washington, Water Revenue Bonds, Series 2003:
 5.000%, 12/01/12 - FSA Insured                                                                          No Opt. Call       AAA
 5.000%, 12/01/22 - FSA Insured                                                                        6/13 at 100.00       AAA
 5.000%, 12/01/23 - FSA Insured                                                                        6/13 at 100.00       AAA
Tobacco Settlement Authority, Washington, Tobacco Settlement Asset-Backed Revenue Bonds,                6/13 at 100.00       BBB
 Series 2002, 6.500%, 6/01/26
Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%, 1/01/18 - MBIA Insured          1/12 at 100.00       AAA
Washington, General Obligation Bonds, Series 2003A, 5.000%, 7/01/15 (DD, Settling 11/03/03) -           7/13 at 100.00       AAA
 FGIC Insured
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
Series 1993A:
 7.000%, 7/01/07                                                                                         No Opt. Call       Aa1
 7.000%, 7/01/07                                                                                         No Opt. Call    Aa1***
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,                    No Opt. Call       Aa1
 Series 1989B, 7.125%, 7/01/16
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,                    No Opt. Call       Aa1
 Series 1993B, 7.000%, 7/01/09
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,                  7/06 at 102.00       AAA
 Series 1996-A, 5.750%, 7/01/11 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 5.5%
Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas & Electric              4/12 at 100.00       AA-
 Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,           No Opt. Call     AA***
 1977 Series A, 5.800%, 6/01/17
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                     9/08 at 101.50        AA
 1998 Series B, 5.500%, 9/01/27 (Alternative Minimum Tax)
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                     9/11 at 100.00        AA
 2002 Series A, 5.300%, 9/01/18
Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, 1993 Series C,            12/03 at 102.00        AA
 5.800%, 11/01/13

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.0%
Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998,        $ 1,068,700
 5.250%, 7/01/09
------------------------------------------------------------------------------------------------------------------
Virginia - 0.4%
Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,         483,965
 Series 1998A, 5.250%, 8/15/07
Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement          604,661
 Bonds, Series 1999, 5.375%, 10/15/11
Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08        11,248,308
------------------------------------------------------------------------------------------------------------------
Washington - 3.3%
Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydro-Electric System Revenue    3,830,881
 Bonds, Series of 1968, 5.125%, 7/01/23
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue Bonds, Series   7,130,053
 of 1963, 4.000%, 9/01/18
Energy Northwest, Washington, Nuclear Project No. 1, Electric Revenue Bonds, Series 2002A                5,527,100
 Refunding, 5.500%, 7/01/15 - MBIA Insured
Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,        1,205,268
 6.150%, 5/01/14 (Pre-refunded to 5/01/04) - MBIA Insured
Snohomish County, Washington, General Obligation Bonds, Series 2003, 5.000%, 12/01/12                    2,394,577
 (DD, Settling 11/03/03)
Edmonds School District No. 015, Snohomish County, Washington, General Obligation Bonds,                 6,654,495
 Series 2003A Refunding, 5.000%, 12/01/12 - FSA Insured
Tacoma, Washington, Water Revenue Bonds, Series 2003:
 5.000%, 12/01/12 - FSA Insured                                                                         3,682,377
 5.000%, 12/01/22 - FSA Insured                                                                         2,503,827
 5.000%, 12/01/23 - FSA Insured                                                                         1,017,870
Tobacco Settlement Authority, Washington, Tobacco Settlement Asset-Backed Revenue Bonds,                 6,453,020
 Series 2002, 6.500%, 6/01/26
Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%, 1/01/18 - MBIA Insured           4,938,901
Washington, General Obligation Bonds, Series 2003A, 5.000%, 7/01/15 (DD, Settling 11/03/03) -            2,370,154
 FGIC Insured
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
Series 1993A:
 7.000%, 7/01/07                                                                                        1,927,777
 7.000%, 7/01/07                                                                                       14,874,504
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,                   6,345,550
 Series 1989B, 7.125%, 7/01/16
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,                   9,427,191
 Series 1993B, 7.000%, 7/01/09
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,                  11,739,840
 Series 1996-A, 5.750%, 7/01/11 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
Wisconsin - 5.5%
Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas & Electric               5,137,250
 Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,          3,945,078
 1977 Series A, 5.800%, 6/01/17
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                     10,187,200
 1998 Series B, 5.500%, 9/01/27 (Alternative Minimum Tax)
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                      3,674,357
 2002 Series A, 5.300%, 9/01/18
Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, 1993 Series C,             30,960,915
 5.800%, 11/01/13

----
53

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Wisconsin (continued)

  $    4,060 Wisconsin Health and Educational Facilities Authority,       10/04 at 102.00       AAA $    4,303,072
              Revenue Bonds, Froedtert Memorial Lutheran Hospital Inc.
              Project, Series 1994, 5.875%, 10/01/13 - MBIA Insured

      17,000 Wisconsin Health and Educational Facilities Authority,        2/04 at 102.00       AAA     17,389,300
              Revenue Bonds, Aurora Health Care Obligated Group, Series
              1993, 5.250%, 8/15/23 - MBIA Insured

      31,000 Wisconsin Health and Educational Facilities Authority,        5/06 at 102.00       AAA     33,491,470
              Revenue Bonds, Aurora Medical Group, Inc. Project, Series
              1996, 5.750%, 11/15/25 - FSA Insured

      26,800 Wisconsin Health and Educational Facilities Authority,        8/07 at 102.00       AAA     27,375,396
              Revenue Bonds, Aurora Health Care, Inc., Series 1997,
              5.250%, 8/15/27 - MBIA Insured

         750 Wisconsin Health and Educational Facilities Authority,       10/07 at 101.00       BBB        786,818
              Revenue Bonds, Carroll College, Inc., Series 1998, 5.000%,
              10/01/09

      10,000 Wisconsin Health and Educational Facilities Authority,        2/12 at 101.00       AAA     10,275,900
              Revenue Bonds, Ministry Health Care Inc., Series 2002A,
              5.250%, 2/15/32 - MBIA Insured

       4,552 Wisconsin Health and Educational Facilities Authority,          No Opt. Call       AAA      5,081,580
              Revenue Bonds, Bellin Memorial Hospital, Series 2003,
              5.625%, 2/15/13 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------
             Wyoming - 0.2%

       5,600 Wyoming Building Corporation, Revenue Bonds, Series 1998,    10/08 at 101.00       AAA      5,851,720
              5.000%, 10/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------
  $2,700,362 Total Long-Term Investments (cost $2,670,441,636) - 99.6%                               2,773,300,088
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.4%                                                       10,562,603

             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $2,783,862,691

             ----------------------------------------------------------------------------------------------------

            * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
            N/RInvestment is not rated.
           (DD)Security purchased on a delayed delivery basis.
          (DD1)Portion of security purchased on a delayed delivery basis.
          (WI) Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

----
54

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND
October 31, 2003

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             Alabama - 2.2%

    $  3,815 Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12     12/11 at 101.00

       4,295 Colbert County-Northwest Health Care Facilities Authority, Alabama, Helen Keller Hospital Revenue      No Opt. Call
              Bonds, Series 2003, 5.000%, 6/01/09

       5,700 Medical Clinic Board, Alabama, Revenue Refunding Bonds, Cullman Regional Medical Center,             2/04 at 101.00
              Series 1993A, 6.500%, 2/15/13

       5,000 Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A,                 2/09 at 101.00
              5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
             Alaska - 0.2%

       1,250 Alaska Student Loan Corporation, Student Loan Revenue Bonds, 1997 Series A, 5.200%, 7/01/06            No Opt. Call
              (Alternative Minimum Tax) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
             Arizona - 0.7%

       2,380 Arizona Educational Loan Marketing Corporation, Educational Loan Senior Lien Revenue Bonds,            No Opt. Call
              2000 Series A-3, 3.700%, 3/01/09 (Alternative Minimum Tax)

       2,000 City of Tucson, Arizona, General Obligation Refunding Bonds, Series 1995, 5.375%, 7/01/05 -            No Opt. Call
              FGIC Insured

       2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,          No Opt. Call
              Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax)
              (Mandatory put 3/01/08)
---------------------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.9%

         840 Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, FHA-Insured or         2/04 at 101.00
              VA Guaranteed Mortgage Loans, Refunding Series 1991A, 8.000%, 8/15/11

       2,030 Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.000%, 5/01/13 -       No Opt. Call
              ACA Insured

             Sebastian County, Arkansas, Sparks Regional Medical Center, Public Health Facilities Board Hospital
             Revenue Improvement Bonds, Series 2001A:
       1,620  5.500%, 11/01/11                                                                                      No Opt. Call
       3,415  5.500%, 11/01/12                                                                                   11/11 at 101.00
---------------------------------------------------------------------------------------------------------------------------------
             California - 7.6%

      11,750 California Higher Education Loan Authority, Inc., Student Loan Revenue Refunding Bonds, Subordinate    No Opt. Call
              1994 Series D, 6.500%, 6/01/05 (Alternative Minimum Tax)

             State of California, Various Purpose, General Obligation Bonds:
      10,000  6.400%, 9/01/07                                                                                       No Opt. Call
      10,000  6.250%, 9/01/12 - MBIA Insured                                                                        No Opt. Call

             California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
       1,000  5.500%, 5/01/06                                                                                       No Opt. Call
       5,000  5.500%, 5/01/07                                                                                       No Opt. Call
       3,000  5.500%, 5/01/08                                                                                       No Opt. Call
       5,000  5.500%, 5/01/13 - AMBAC Insured                                                                     5/12 at 101.00

       2,000 California Statewide Community Development Authority, Refunding Certificates of Participation, Rio     No Opt. Call
              Bravo Fresno Project, Series 1999A, 5.600%, 12/01/03

       5,000 California Statewide Communities Development Authority, Multifamily Housing Refunding Bonds,           No Opt. Call
              Archstone Oakridge Apartments, Issue 1999E, Archstone Communities Trust, 5.300%, 6/01/29
              (Mandatory put 6/01/08)

         895 Long Beach Aquarium of the Pacific, California, Revenue Bonds, Aquarium of the Pacific Project,        No Opt. Call
              1995 Series A, 5.750%, 7/01/05

         500 Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds, Procter & Gamble    No Opt. Call
              Project, 1995 Series, 7.000%, 7/01/04

                                                                                                                   Market
Description                                                                                         Ratings**       Value
-------------------------------------------------------------------------------------------------------------------------
Alabama - 2.2%

Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12            A1 $ 3,810,765

Colbert County-Northwest Health Care Facilities Authority, Alabama, Helen Keller Hospital Revenue        Baa3   4,458,425
 Bonds, Series 2003, 5.000%, 6/01/09

Medical Clinic Board, Alabama, Revenue Refunding Bonds, Cullman Regional Medical Center,                 Baa2   5,748,108
 Series 1993A, 6.500%, 2/15/13

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A,                      AAA   5,811,150
 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
Alaska - 0.2%

Alaska Student Loan Corporation, Student Loan Revenue Bonds, 1997 Series A, 5.200%, 7/01/06               AAA   1,348,125
 (Alternative Minimum Tax) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
Arizona - 0.7%

Arizona Educational Loan Marketing Corporation, Educational Loan Senior Lien Revenue Bonds,               AAA   2,438,786
 2000 Series A-3, 3.700%, 3/01/09 (Alternative Minimum Tax)

City of Tucson, Arizona, General Obligation Refunding Bonds, Series 1995, 5.375%, 7/01/05 -               AAA   2,134,760
 FGIC Insured

Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,             BBB   2,038,580
 Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax)
 (Mandatory put 3/01/08)
-------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.9%

Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, FHA-Insured or               AA     850,542
 VA Guaranteed Mortgage Loans, Refunding Series 1991A, 8.000%, 8/15/11

Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.000%, 5/01/13 -            A   2,086,901
 ACA Insured

Sebastian County, Arkansas, Sparks Regional Medical Center, Public Health Facilities Board Hospital
Revenue Improvement Bonds, Series 2001A:
 5.500%, 11/01/11                                                                                       Baa1   1,725,365
 5.500%, 11/01/12                                                                                       Baa1   3,625,979
-------------------------------------------------------------------------------------------------------------------------
California - 7.6%

California Higher Education Loan Authority, Inc., Student Loan Revenue Refunding Bonds, Subordinate        A2  12,382,033
 1994 Series D, 6.500%, 6/01/05 (Alternative Minimum Tax)

State of California, Various Purpose, General Obligation Bonds:
 6.400%, 9/01/07                                                                                          A3  11,366,100
 6.250%, 9/01/12 - MBIA Insured                                                                          AAA  11,780,500

California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
 5.500%, 5/01/06                                                                                          A3   1,082,110
 5.500%, 5/01/07                                                                                          A3   5,497,750
 5.500%, 5/01/08                                                                                          A3   3,328,050
 5.500%, 5/01/13 - AMBAC Insured                                                                         AAA   5,619,750

California Statewide Community Development Authority, Refunding Certificates of Participation, Rio        N/R   2,005,080
 Bravo Fresno Project, Series 1999A, 5.600%, 12/01/03

California Statewide Communities Development Authority, Multifamily Housing Refunding Bonds,             BBB+   5,340,800
 Archstone Oakridge Apartments, Issue 1999E, Archstone Communities Trust, 5.300%, 6/01/29
 (Mandatory put 6/01/08)

Long Beach Aquarium of the Pacific, California, Revenue Bonds, Aquarium of the Pacific Project,           AAA     940,403
 1995 Series A, 5.750%, 7/01/05

Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds, Procter & Gamble       BBB     518,175
 Project, 1995 Series, 7.000%, 7/01/04

----
55

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             California (continued)

    $  6,340 San Bernardino County Transportation Authority, California, Sales Tax Revenue Bonds, Limited Tax
              Bonds, 1992 Series A, 6.000%, 3/01/10 - FGIC Insured

         950 Taft Public Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility
              Acquisition Project, 1997 Series A, 5.500%, 1/01/06
-------------------------------------------------------------------------------------------------------------------
             Colorado - 3.4%

       9,000 E-470 Public Highway Authority, Colorado, Capital Improvement Trust Fund, Highway Revenue Senior
              Bonds, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

       5,000 Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Series 2001A
              Refunding, 5.000%, 12/01/31 (Mandatory put 12/01/09)

         915 Colorado Health Facilities Authority Revenue Bonds, Series 1995, Covenant Retirement Communities
              Inc., 5.650%, 12/01/04

             Colorado Health Facilities Authority, Hospital Revenue Bonds, Parkview Medical Center, Inc. Project,
             Series 2001:
         660  5.300%, 9/01/07
         690  5.400%, 9/01/08
         830  5.500%, 9/01/09

       3,500 City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,
              5.000%, 11/15/10 (Alternative Minimum Tax) - FGIC Insured

       2,975 City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996B, 5.750%, 11/15/04
              (Alternative Minimum Tax) - MBIA Insured

       5,000 City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996C, 5.375%, 11/15/07
              (Alternative Minimum Tax) - MBIA Insured

         595 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,
              6.750%, 5/01/06 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 0.8%

       1,000 City of Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 1996A, 6.000%, 9/01/05 -
              AMBAC Insured

         695 Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care
              Issue, Series 1997B, 5.125%, 7/01/07

             Connecticut Development Authority, First Mortgage Gross Revenue Health Care Project Refunding
             Bonds, Church Homes, Inc. - Congregational Avery Heights Project, 1997 Series:
         330  5.100%, 4/01/04
         900  5.200%, 4/01/05
         935  5.300%, 4/01/06

       3,000 Housing Authority of the City of Stamford, Connecticut, Multifamily Housing Revenue Refunding Bonds,
              The Fairfield Apartments Project, Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax)
              (Mandatory put 12/01/08)
-------------------------------------------------------------------------------------------------------------------
             Delaware - 0.5%

       2,000 Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds, Delmarva
              Power & Light Company Project, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)

       2,155 Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds, Delmarva
              Power & Light Company Project, Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax)
              (Mandatory put 7/01/10)
-------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.8%

       7,090 District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
              Bonds, Series 2001, 6.000%, 5/15/11

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
California (continued)

San Bernardino County Transportation Authority, California, Sales Tax Revenue Bonds, Limited Tax       3/04 at 100.00       AAA
 Bonds, 1992 Series A, 6.000%, 3/01/10 - FGIC Insured

Taft Public Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility        No Opt. Call        A3
 Acquisition Project, 1997 Series A, 5.500%, 1/01/06
--------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.4%

E-470 Public Highway Authority, Colorado, Capital Improvement Trust Fund, Highway Revenue Senior        8/05 at 95.92       AAA
 Bonds, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Series 2001A            No Opt. Call      A-1+
 Refunding, 5.000%, 12/01/31 (Mandatory put 12/01/09)

Colorado Health Facilities Authority Revenue Bonds, Series 1995, Covenant Retirement Communities         No Opt. Call      BBB+
 Inc., 5.650%, 12/01/04

Colorado Health Facilities Authority, Hospital Revenue Bonds, Parkview Medical Center, Inc. Project,
Series 2001:
 5.300%, 9/01/07                                                                                        No Opt. Call      Baa1
 5.400%, 9/01/08                                                                                        No Opt. Call      Baa1
 5.500%, 9/01/09                                                                                        No Opt. Call      Baa1

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,               No Opt. Call       AAA
 5.000%, 11/15/10 (Alternative Minimum Tax) - FGIC Insured

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996B, 5.750%, 11/15/04        No Opt. Call       AAA
 (Alternative Minimum Tax) - MBIA Insured

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996C, 5.375%, 11/15/07     11/06 at 101.00       AAA
 (Alternative Minimum Tax) - MBIA Insured

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,    No Opt. Call       N/R
 6.750%, 5/01/06 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.8%

City of Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 1996A, 6.000%, 9/01/05 -     No Opt. Call       AAA
 AMBAC Insured

Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care        No Opt. Call       Ba1
 Issue, Series 1997B, 5.125%, 7/01/07

Connecticut Development Authority, First Mortgage Gross Revenue Health Care Project Refunding
Bonds, Church Homes, Inc. - Congregational Avery Heights Project, 1997 Series:
 5.100%, 4/01/04                                                                                        No Opt. Call      BBB-
 5.200%, 4/01/05                                                                                        No Opt. Call      BBB-
 5.300%, 4/01/06                                                                                        No Opt. Call      BBB-

Housing Authority of the City of Stamford, Connecticut, Multifamily Housing Revenue Refunding Bonds,     No Opt. Call      BBB+
 The Fairfield Apartments Project, Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax)
 (Mandatory put 12/01/08)
--------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.5%

Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds, Delmarva             No Opt. Call        A3
 Power & Light Company Project, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)

Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds, Delmarva             No Opt. Call        A3
 Power & Light Company Project, Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax)
 (Mandatory put 7/01/10)
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.8%

District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed           No Opt. Call       BBB
 Bonds, Series 2001, 6.000%, 5/15/11

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
California (continued)

San Bernardino County Transportation Authority, California, Sales Tax Revenue Bonds, Limited Tax      $7,270,268
 Bonds, 1992 Series A, 6.000%, 3/01/10 - FGIC Insured

Taft Public Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility        986,927
 Acquisition Project, 1997 Series A, 5.500%, 1/01/06
----------------------------------------------------------------------------------------------------------------
Colorado - 3.4%

E-470 Public Highway Authority, Colorado, Capital Improvement Trust Fund, Highway Revenue Senior       8,414,280
 Bonds, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Series 2001A          5,436,150
 Refunding, 5.000%, 12/01/31 (Mandatory put 12/01/09)

Colorado Health Facilities Authority Revenue Bonds, Series 1995, Covenant Retirement Communities         945,003
 Inc., 5.650%, 12/01/04

Colorado Health Facilities Authority, Hospital Revenue Bonds, Parkview Medical Center, Inc. Project,
Series 2001:
 5.300%, 9/01/07                                                                                        706,101
 5.400%, 9/01/08                                                                                        744,041
 5.500%, 9/01/09                                                                                        898,865

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,             3,785,285
 5.000%, 11/15/10 (Alternative Minimum Tax) - FGIC Insured

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996B, 5.750%, 11/15/04      3,111,791
 (Alternative Minimum Tax) - MBIA Insured

City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1996C, 5.375%, 11/15/07      5,475,250
 (Alternative Minimum Tax) - MBIA Insured

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,    584,748
 6.750%, 5/01/06 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Connecticut - 0.8%

City of Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 1996A, 6.000%, 9/01/05 -   1,082,290
 AMBAC Insured

Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care        665,289
 Issue, Series 1997B, 5.125%, 7/01/07

Connecticut Development Authority, First Mortgage Gross Revenue Health Care Project Refunding
Bonds, Church Homes, Inc. - Congregational Avery Heights Project, 1997 Series:
 5.100%, 4/01/04                                                                                        331,158
 5.200%, 4/01/05                                                                                        907,335
 5.300%, 4/01/06                                                                                        941,461

Housing Authority of the City of Stamford, Connecticut, Multifamily Housing Revenue Refunding Bonds,   3,134,760
 The Fairfield Apartments Project, Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax)
 (Mandatory put 12/01/08)
----------------------------------------------------------------------------------------------------------------
Delaware - 0.5%

Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds, Delmarva           2,119,860
 Power & Light Company Project, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)

Delaware Economic Development Authority, Pollution Control Refunding Revenue Bonds, Delmarva           2,277,167
 Power & Light Company Project, Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax)
 (Mandatory put 7/01/10)
----------------------------------------------------------------------------------------------------------------
District of Columbia - 0.8%

District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed         7,007,472
 Bonds, Series 2001, 6.000%, 5/15/11

----
56

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------------
             Florida - 4.7%

    $  1,970 Dade County Resource Recovery Facility, Florida, Revenue Bonds, Series 1996 Refunding,
              6.000%, 10/01/06 (Alternative Minimum Tax) - AMBAC Insured

       8,000 State of Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds,
              Series 1998A, 6.000%, 7/01/13 - FSA Insured

      10,000 State of Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds,
              Series 1999A, 5.375%, 7/01/10 - FGIC Insured

       5,000 Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,
              Series 2003A, 5.250%, 10/01/09 (Alternative Minimum Tax) - MBIA Insured

       1,650 Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General
              Hospital Project, Series 2003A Refunding, 5.000%, 10/01/13

             Kissimmee Utility Authority, Florida, Electric System Revenue Bonds, Series 2003 Refunding:
       1,750  5.000%, 10/01/07 - FSA Insured
       3,635  5.000%, 10/01/08 - FSA Insured

       4,940 Housing Finance Authority of Polk County, Florida, Multifamily Housing Revenue Bonds, Winter Oaks
              Apartments Project, Series 1997A, 5.250%, 7/01/22 (Mandatory put 7/01/07)

         465 Sanford Airport Authority (Florida) Industrial Development Revenue Bonds (Central Florida Terminals Inc.
              Project) Series 1995A, 7.300%, 5/01/04 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
             Georgia - 1.7%

       3,000 City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 6.500%, 1/01/06 -
              AMBAC Insured

       3,000 DeKalb County, Georgia, General Obligation Bonds, Special Recreation Tax District, Series 2001,
              5.000%, 12/01/05

       4,000 Douglas County Development Authority, Georgia, Revenue Bonds, Parks and Recreation Projects,
              Series 2002, 5.000%, 9/01/05

       3,350 State of Georgia, General Obligation Bonds, Series 1992B, 6.000%, 3/01/12
-------------------------------------------------------------------------------------------------------------------------
             Illinois - 3.7%

         685 Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.000%, 12/01/04

             Board of Education of the City of Chicago, Illinois, General Obligation Bonds, Series 2003A:
       2,105  5.250%, 12/01/12 - MBIA Insured
       1,895  5.250%, 12/01/13 - MBIA Insured

       4,275 Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.000%, 7/01/08

       5,000 City of Chicago, Illinois, Chicago-O'Hare International Airport, Special Facility Revenue Bonds, United Air
              Lines Inc. Project, Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put
              5/01/07)

             Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Chicago Transit Authority,
             Series 2003:
       1,000  5.000%, 3/01/07 - AMBAC Insured
       2,000  5.000%, 3/01/08 - AMBAC Insured

       7,500 Granite City, Illinois, Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002,
              5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 5/01/05)

             Illinois Development Finance Authority, Refunding Revenue Bonds, City of East Saint Louis Project,
             Series 2003:
       1,135  5.000%, 11/15/11 - XLCA Insured
       1,030  5.000%, 11/15/12 - XLCA Insured

       1,500 Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series 1996B,
              5.500%, 2/15/06

       2,000 Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A,
              5.750%, 7/01/11

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Florida - 4.7%

Dade County Resource Recovery Facility, Florida, Revenue Bonds, Series 1996 Refunding,                        No Opt. Call
 6.000%, 10/01/06 (Alternative Minimum Tax) - AMBAC Insured

State of Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds,                     No Opt. Call
 Series 1998A, 6.000%, 7/01/13 - FSA Insured

State of Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds,                   7/09 at 101.00
 Series 1999A, 5.375%, 7/01/10 - FGIC Insured

Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,                   No Opt. Call
 Series 2003A, 5.250%, 10/01/09 (Alternative Minimum Tax) - MBIA Insured

Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General          No Opt. Call
 Hospital Project, Series 2003A Refunding, 5.000%, 10/01/13

Kissimmee Utility Authority, Florida, Electric System Revenue Bonds, Series 2003 Refunding:
 5.000%, 10/01/07 - FSA Insured                                                                              No Opt. Call
 5.000%, 10/01/08 - FSA Insured                                                                              No Opt. Call

Housing Finance Authority of Polk County, Florida, Multifamily Housing Revenue Bonds, Winter Oaks           7/05 at 101.00
 Apartments Project, Series 1997A, 5.250%, 7/01/22 (Mandatory put 7/01/07)

Sanford Airport Authority (Florida) Industrial Development Revenue Bonds (Central Florida Terminals Inc.      No Opt. Call
 Project) Series 1995A, 7.300%, 5/01/04 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
Georgia - 1.7%

City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 6.500%, 1/01/06 -          No Opt. Call
 AMBAC Insured

DeKalb County, Georgia, General Obligation Bonds, Special Recreation Tax District, Series 2001,               No Opt. Call
 5.000%, 12/01/05

Douglas County Development Authority, Georgia, Revenue Bonds, Parks and Recreation Projects,                  No Opt. Call
 Series 2002, 5.000%, 9/01/05

State of Georgia, General Obligation Bonds, Series 1992B, 6.000%, 3/01/12                                     No Opt. Call
---------------------------------------------------------------------------------------------------------------------------
Illinois - 3.7%

Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.000%, 12/01/04                  No Opt. Call

Board of Education of the City of Chicago, Illinois, General Obligation Bonds, Series 2003A:
 5.250%, 12/01/12 - MBIA Insured                                                                             No Opt. Call
 5.250%, 12/01/13 - MBIA Insured                                                                           6/13 at 100.00

Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.000%, 7/01/08              No Opt. Call

City of Chicago, Illinois, Chicago-O'Hare International Airport, Special Facility Revenue Bonds, United Air   No Opt. Call
 Lines Inc. Project, Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put
 5/01/07)

Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Chicago Transit Authority,
Series 2003:
 5.000%, 3/01/07 - AMBAC Insured                                                                             No Opt. Call
 5.000%, 3/01/08 - AMBAC Insured                                                                             No Opt. Call

Granite City, Illinois, Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002,             No Opt. Call
 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 5/01/05)

Illinois Development Finance Authority, Refunding Revenue Bonds, City of East Saint Louis Project,
Series 2003:
 5.000%, 11/15/11 - XLCA Insured                                                                             No Opt. Call
 5.000%, 11/15/12 - XLCA Insured                                                                             No Opt. Call

Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series 1996B,          No Opt. Call
 5.500%, 2/15/06

Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A,           No Opt. Call
 5.750%, 7/01/11

Description                                                                                                 Ratings**
----------------------------------------------------------------------------------------------------------------------
Florida - 4.7%

Dade County Resource Recovery Facility, Florida, Revenue Bonds, Series 1996 Refunding,                            AAA
 6.000%, 10/01/06 (Alternative Minimum Tax) - AMBAC Insured

State of Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds,                         AAA
 Series 1998A, 6.000%, 7/01/13 - FSA Insured

State of Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds,                         AAA
 Series 1999A, 5.375%, 7/01/10 - FGIC Insured

Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,                       AAA
 Series 2003A, 5.250%, 10/01/09 (Alternative Minimum Tax) - MBIA Insured

Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General             Baa1
 Hospital Project, Series 2003A Refunding, 5.000%, 10/01/13

Kissimmee Utility Authority, Florida, Electric System Revenue Bonds, Series 2003 Refunding:
 5.000%, 10/01/07 - FSA Insured                                                                                  Aaa
 5.000%, 10/01/08 - FSA Insured                                                                                  Aaa

Housing Finance Authority of Polk County, Florida, Multifamily Housing Revenue Bonds, Winter Oaks                 AAA
 Apartments Project, Series 1997A, 5.250%, 7/01/22 (Mandatory put 7/01/07)

Sanford Airport Authority (Florida) Industrial Development Revenue Bonds (Central Florida Terminals Inc.          N/R
 Project) Series 1995A, 7.300%, 5/01/04 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Georgia - 1.7%

City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 6.500%, 1/01/06 -              AAA
 AMBAC Insured

DeKalb County, Georgia, General Obligation Bonds, Special Recreation Tax District, Series 2001,                   Aaa
 5.000%, 12/01/05

Douglas County Development Authority, Georgia, Revenue Bonds, Parks and Recreation Projects,                      Aa2
 Series 2002, 5.000%, 9/01/05

State of Georgia, General Obligation Bonds, Series 1992B, 6.000%, 3/01/12                                         AAA
----------------------------------------------------------------------------------------------------------------------
Illinois - 3.7%

Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.000%, 12/01/04                     BBB+

Board of Education of the City of Chicago, Illinois, General Obligation Bonds, Series 2003A:
 5.250%, 12/01/12 - MBIA Insured                                                                                 AAA
 5.250%, 12/01/13 - MBIA Insured                                                                                 AAA

Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.000%, 7/01/08                AA***

City of Chicago, Illinois, Chicago-O'Hare International Airport, Special Facility Revenue Bonds, United Air        Ca
 Lines Inc. Project, Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put
 5/01/07)

Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Chicago Transit Authority,
Series 2003:
 5.000%, 3/01/07 - AMBAC Insured                                                                                 AAA
 5.000%, 3/01/08 - AMBAC Insured                                                                                 AAA

Granite City, Illinois, Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002,                 BBB
 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 5/01/05)

Illinois Development Finance Authority, Refunding Revenue Bonds, City of East Saint Louis Project,
Series 2003:
 5.000%, 11/15/11 - XLCA Insured                                                                                 AAA
 5.000%, 11/15/12 - XLCA Insured                                                                                 AAA

Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series 1996B,                A
 5.500%, 2/15/06

Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A,              Baa1
 5.750%, 7/01/11

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Florida - 4.7%

Dade County Resource Recovery Facility, Florida, Revenue Bonds, Series 1996 Refunding,                      $ 2,189,478
 6.000%, 10/01/06 (Alternative Minimum Tax) - AMBAC Insured

State of Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds,                     9,437,120
 Series 1998A, 6.000%, 7/01/13 - FSA Insured

State of Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds,                    11,246,400
 Series 1999A, 5.375%, 7/01/10 - FGIC Insured

Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,                   5,525,700
 Series 2003A, 5.250%, 10/01/09 (Alternative Minimum Tax) - MBIA Insured

Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General          1,701,348
 Hospital Project, Series 2003A Refunding, 5.000%, 10/01/13

Kissimmee Utility Authority, Florida, Electric System Revenue Bonds, Series 2003 Refunding:
 5.000%, 10/01/07 - FSA Insured                                                                              1,944,355
 5.000%, 10/01/08 - FSA Insured                                                                              4,066,293

Housing Finance Authority of Polk County, Florida, Multifamily Housing Revenue Bonds, Winter Oaks             5,218,073
 Apartments Project, Series 1997A, 5.250%, 7/01/22 (Mandatory put 7/01/07)

Sanford Airport Authority (Florida) Industrial Development Revenue Bonds (Central Florida Terminals Inc.        451,775
 Project) Series 1995A, 7.300%, 5/01/04 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Georgia - 1.7%

City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 6.500%, 1/01/06 -          3,307,320
 AMBAC Insured

DeKalb County, Georgia, General Obligation Bonds, Special Recreation Tax District, Series 2001,               3,229,440
 5.000%, 12/01/05

Douglas County Development Authority, Georgia, Revenue Bonds, Parks and Recreation Projects,                  4,267,560
 Series 2002, 5.000%, 9/01/05

State of Georgia, General Obligation Bonds, Series 1992B, 6.000%, 3/01/12                                     3,942,180
-----------------------------------------------------------------------------------------------------------------------
Illinois - 3.7%

Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.000%, 12/01/04                    701,625

Board of Education of the City of Chicago, Illinois, General Obligation Bonds, Series 2003A:
 5.250%, 12/01/12 - MBIA Insured                                                                             2,350,738
 5.250%, 12/01/13 - MBIA Insured                                                                             2,105,402

Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.000%, 7/01/08              4,682,621

City of Chicago, Illinois, Chicago-O'Hare International Airport, Special Facility Revenue Bonds, United Air   1,300,000
 Lines Inc. Project, Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put
 5/01/07)

Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Chicago Transit Authority,
Series 2003:
 5.000%, 3/01/07 - AMBAC Insured                                                                             1,095,200
 5.000%, 3/01/08 - AMBAC Insured                                                                             2,211,180

Granite City, Illinois, Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002,             7,722,900
 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 5/01/05)

Illinois Development Finance Authority, Refunding Revenue Bonds, City of East Saint Louis Project,
Series 2003:
 5.000%, 11/15/11 - XLCA Insured                                                                             1,242,065
 5.000%, 11/15/12 - XLCA Insured                                                                             1,117,962

Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series 1996B,          1,602,735
 5.500%, 2/15/06

Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A,           2,161,120
 5.750%, 7/01/11

----
57

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

    $  1,350 State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2002, 5.000%, 10/01/07

       3,000 State of Illinois, Sales Tax Revenue Bonds, FIRST Series 2002, 5.000%, 6/15/08
--------------------------------------------------------------------------------------------------------------------
             Indiana - 2.0%

       4,000 Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds,
              Series 1994, 5.500%, 1/01/16 (Pre-refunded to 7/01/04) - MBIA Insured

             City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998, Greencroft Obligated Group:
         715  5.150%, 8/15/05
         790  5.250%, 8/15/07
         680  5.300%, 8/15/08
         775  5.350%, 8/15/09

       1,075 Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,
              Pittboro Project, 5.400%, 2/01/04

       4,150 City of Rockport, Indiana, Pollution Control Revenue Refunding Project, Indiana Michigan Power
              Company Project, Series 2002A, 4.900%, 6/01/25 (Mandatory put 6/01/07)

       5,000 Sullivan, Indiana, Pollution Control Revenue Refunding Bonds, Series 1993C, Indiana Michigan Power
              Company Project, 5.950%, 5/01/09
--------------------------------------------------------------------------------------------------------------------
             Iowa - 0.3%

             Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset Backed Revenue Bonds, Series 2001B:
       1,955  5.500%, 6/01/11
       1,025  5.500%, 6/01/12
--------------------------------------------------------------------------------------------------------------------
             Kansas - 0.8%

       5,000 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company
              Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

       2,000 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light
              Company, Series 1998B Refunding, 4.750%, 9/01/15 (Mandatory put 10/01/07)
--------------------------------------------------------------------------------------------------------------------
             Kentucky - 4.7%

       8,500 City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project,
              Series 1999, 5.700%, 11/01/09

       3,180 County of Christian, Kentucky, Hospital Revenue and Refunding Bonds, Series 1997A, Jennie Stuart
              Medical Center, 5.500%, 7/01/06

         370 City of Jeffersontown, Kentucky, Public Projects Refunding and Improvements, Certificates of
              Participation, 4.750%, 11/01/03

       2,500 Jessamine County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
              Series 1994, 6.125%, 6/01/19 (Pre-refunded to 6/01/04)

       5,285 Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport, Revenue
              Refunding Bonds, Series 2002A, 5.625%, 3/01/09 (Alternative Minimum Tax) - MBIA Insured

             Kentucky Economic Development Financing Authority, Hospital System Revenue and Refunding
             Improvement Bonds, Appalachian Regional Healthcare, Inc. Project, Series 1997:
       2,670  5.300%, 10/01/05
       1,315  5.400%, 10/01/06

       1,000 Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue and Revenue Refunding
              Bonds, 1995 Series H, 5.500%, 8/01/05

       1,000 Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1985 Series A,
              9.625%, 7/01/05

       2,305 Regional Airport Authority of Louisville and Jefferson County, Kentucky, Airport System Revenue Bonds,
              Series 2003C, 5.500%, 7/01/12 (Alternative Minimum Tax) - FSA Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2002, 5.000%, 10/01/07                No Opt. Call        AA

State of Illinois, Sales Tax Revenue Bonds, FIRST Series 2002, 5.000%, 6/15/08                            No Opt. Call       AAA
---------------------------------------------------------------------------------------------------------------------------------
Indiana - 2.0%

Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds,            7/04 at 101.00       AAA
 Series 1994, 5.500%, 1/01/16 (Pre-refunded to 7/01/04) - MBIA Insured

City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998, Greencroft Obligated Group:
 5.150%, 8/15/05                                                                                         No Opt. Call       N/R
 5.250%, 8/15/07                                                                                         No Opt. Call       N/R
 5.300%, 8/15/08                                                                                         No Opt. Call       N/R
 5.350%, 8/15/09                                                                                       8/08 at 101.00       N/R

Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,         No Opt. Call        A+
 Pittboro Project, 5.400%, 2/01/04

City of Rockport, Indiana, Pollution Control Revenue Refunding Project, Indiana Michigan Power            No Opt. Call       BBB
 Company Project, Series 2002A, 4.900%, 6/01/25 (Mandatory put 6/01/07)

Sullivan, Indiana, Pollution Control Revenue Refunding Bonds, Series 1993C, Indiana Michigan Power     11/03 at 102.00       BBB
 Company Project, 5.950%, 5/01/09
---------------------------------------------------------------------------------------------------------------------------------
Iowa - 0.3%

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset Backed Revenue Bonds, Series 2001B:
 5.500%, 6/01/11                                                                                         No Opt. Call       BBB
 5.500%, 6/01/12                                                                                       6/11 at 101.00       BBB
---------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.8%

Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company          No Opt. Call        A2
 Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light                  No Opt. Call        A2
 Company, Series 1998B Refunding, 4.750%, 9/01/15 (Mandatory put 10/01/07)
---------------------------------------------------------------------------------------------------------------------------------
Kentucky - 4.7%

City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project,               No Opt. Call      Baa2
 Series 1999, 5.700%, 11/01/09

County of Christian, Kentucky, Hospital Revenue and Refunding Bonds, Series 1997A, Jennie Stuart          No Opt. Call        A-
 Medical Center, 5.500%, 7/01/06

City of Jeffersontown, Kentucky, Public Projects Refunding and Improvements, Certificates of              No Opt. Call        A3
 Participation, 4.750%, 11/01/03

Jessamine County School District Finance Corporation, Kentucky, School Building Revenue Bonds,          6/04 at 102.00    Aa3***
 Series 1994, 6.125%, 6/01/19 (Pre-refunded to 6/01/04)

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport, Revenue        No Opt. Call       AAA
 Refunding Bonds, Series 2002A, 5.625%, 3/01/09 (Alternative Minimum Tax) - MBIA Insured

Kentucky Economic Development Financing Authority, Hospital System Revenue and Refunding
Improvement Bonds, Appalachian Regional Healthcare, Inc. Project, Series 1997:
 5.300%, 10/01/05                                                                                        No Opt. Call       BB-
 5.400%, 10/01/06                                                                                        No Opt. Call       BB-

Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue and Revenue Refunding           No Opt. Call       AA-
 Bonds, 1995 Series H, 5.500%, 8/01/05

Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1985 Series A,            No Opt. Call       Aa3
 9.625%, 7/01/05

Regional Airport Authority of Louisville and Jefferson County, Kentucky, Airport System Revenue Bonds,    No Opt. Call       AAA
 Series 2003C, 5.500%, 7/01/12 (Alternative Minimum Tax) - FSA Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Illinois (continued)

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2002, 5.000%, 10/01/07             $1,494,032

State of Illinois, Sales Tax Revenue Bonds, FIRST Series 2002, 5.000%, 6/15/08                          3,331,470
-----------------------------------------------------------------------------------------------------------------
Indiana - 2.0%

Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds,            4,159,400
 Series 1994, 5.500%, 1/01/16 (Pre-refunded to 7/01/04) - MBIA Insured

City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998, Greencroft Obligated Group:
 5.150%, 8/15/05                                                                                         720,191
 5.250%, 8/15/07                                                                                         786,911
 5.300%, 8/15/08                                                                                         673,492
 5.350%, 8/15/09                                                                                         760,221

Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,       1,085,137
 Pittboro Project, 5.400%, 2/01/04

City of Rockport, Indiana, Pollution Control Revenue Refunding Project, Indiana Michigan Power          4,322,640
 Company Project, Series 2002A, 4.900%, 6/01/25 (Mandatory put 6/01/07)

Sullivan, Indiana, Pollution Control Revenue Refunding Bonds, Series 1993C, Indiana Michigan Power      5,107,650
 Company Project, 5.950%, 5/01/09
-----------------------------------------------------------------------------------------------------------------
Iowa - 0.3%

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset Backed Revenue Bonds, Series 2001B:
 5.500%, 6/01/11                                                                                       1,873,652
 5.500%, 6/01/12                                                                                         966,995
-----------------------------------------------------------------------------------------------------------------
Kansas - 0.8%

Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company        5,330,500
 Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light                2,132,200
 Company, Series 1998B Refunding, 4.750%, 9/01/15 (Mandatory put 10/01/07)
-----------------------------------------------------------------------------------------------------------------
Kentucky - 4.7%

City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project,             9,043,575
 Series 1999, 5.700%, 11/01/09

County of Christian, Kentucky, Hospital Revenue and Refunding Bonds, Series 1997A, Jennie Stuart        3,417,260
 Medical Center, 5.500%, 7/01/06

City of Jeffersontown, Kentucky, Public Projects Refunding and Improvements, Certificates of              370,000
 Participation, 4.750%, 11/01/03

Jessamine County School District Finance Corporation, Kentucky, School Building Revenue Bonds,          2,624,200
 Series 1994, 6.125%, 6/01/19 (Pre-refunded to 6/01/04)

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport, Revenue      5,902,764
 Refunding Bonds, Series 2002A, 5.625%, 3/01/09 (Alternative Minimum Tax) - MBIA Insured

Kentucky Economic Development Financing Authority, Hospital System Revenue and Refunding
Improvement Bonds, Appalachian Regional Healthcare, Inc. Project, Series 1997:
 5.300%, 10/01/05                                                                                      2,681,881
 5.400%, 10/01/06                                                                                      1,315,920

Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue and Revenue Refunding         1,069,130
 Bonds, 1995 Series H, 5.500%, 8/01/05

Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1985 Series A,          1,092,350
 9.625%, 7/01/05

Regional Airport Authority of Louisville and Jefferson County, Kentucky, Airport System Revenue Bonds,  2,545,342
 Series 2003C, 5.500%, 7/01/12 (Alternative Minimum Tax) - FSA Insured

----
58

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Kentucky (continued)

    $  1,585 Regional Airport Authority of Louisville and Jefferson County, Kentucky, Special Facilities Revenue     No Opt. Call
              Bonds, 1999 Series A, Airis Louisville, L.L.C. Project, 5.000%, 3/01/09

      10,800 City of Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1993A,               No Opt. Call
              0.000%, 1/01/04 (Alternative Minimum Tax) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.6%

       4,950 Parish of St. Charles, Louisiana, Pollution Control Revenue Refunding Bonds, Entergy Louisiana, Inc.    No Opt. Call
              Project, Series 1999A, 4.900%, 6/01/30 (Mandatory put 6/01/05)
----------------------------------------------------------------------------------------------------------------------------------
             Maine - 0.1%

         845 Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate                11/03 at 100.50
              Series 1992-A2 Refunding, 6.600%, 5/01/05 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Maryland - 1.5%

             Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Wheelabrator
             Water Projects Baltimore LLC, Series 1996:
       2,280  5.650%, 12/01/03 (Alternative Minimum Tax)                                                             No Opt. Call
       1,000  5.850%, 12/01/05 (Alternative Minimum Tax)                                                             No Opt. Call

             Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement,
             Series 2003A Refunding:
       4,255  2.500%, 7/01/05                                                                                        No Opt. Call
       3,010  5.000%, 7/01/11                                                                                        No Opt. Call

       2,400 Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Refunding Bonds,                 No Opt. Call
              Southwest Resource Recovery Facility, Series 1993, 7.150%, 1/01/04 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Massachusetts - 4.8%

       1,270 Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue E, Series 1995,      No Opt. Call
              5.700%, 7/01/04 (Alternative Minimum Tax) - AMBAC Insured

             Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue E, Series 1997B:
       1,285  5.250%, 7/01/06 (Alternative Minimum Tax) - AMBAC Insured                                              No Opt. Call
       1,815  5.350%, 7/01/07 (Alternative Minimum Tax) - AMBAC Insured                                            7/06 at 102.00

             Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
       5,000  5.250%, 1/01/06                                                                                        No Opt. Call
       8,015  5.500%, 1/01/08                                                                                        No Opt. Call

             Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMASS System,
             2001 Series A:
       5,000  5.500%, 1/01/10 - MBIA Insured                                                                         No Opt. Call
       5,000  5.625%, 1/01/12 - MBIA Insured                                                                         No Opt. Call

         700 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare           No Opt. Call
              System Issue, Series B, 5.000%, 7/01/09

             Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System
             Issue, Series 2001E:
       1,270  5.250%, 10/01/09 - RAAI Insured                                                                        No Opt. Call
         545  5.250%, 10/01/10 - RAAI Insured                                                                        No Opt. Call
       1,625  5.000%, 10/01/11 - RAAI Insured                                                                        No Opt. Call

             Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
             Haverhill Project, Series 1992A Remarketing:
       1,000  4.850%, 12/01/05                                                                                       No Opt. Call
       2,970  4.950%, 12/01/06                                                                                       No Opt. Call

             Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
             Haverhill Project, Series 1998A:
       1,745  5.150%, 12/01/07 (Alternative Minimum Tax)                                                             No Opt. Call
       2,500  5.200%, 12/01/08 (Alternative Minimum Tax)                                                             No Opt. Call

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Kentucky (continued)

Regional Airport Authority of Louisville and Jefferson County, Kentucky, Special Facilities Revenue       Baa3 $ 1,527,068
 Bonds, 1999 Series A, Airis Louisville, L.L.C. Project, 5.000%, 3/01/09

City of Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1993A,                  AAA  10,776,024
 0.000%, 1/01/04 (Alternative Minimum Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.6%

Parish of St. Charles, Louisiana, Pollution Control Revenue Refunding Bonds, Entergy Louisiana, Inc.      BBB-   5,098,748
 Project, Series 1999A, 4.900%, 6/01/30 (Mandatory put 6/01/05)
--------------------------------------------------------------------------------------------------------------------------
Maine - 0.1%

Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate                       A2     851,532
 Series 1992-A2 Refunding, 6.600%, 5/01/05 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
Maryland - 1.5%

Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Wheelabrator
Water Projects Baltimore LLC, Series 1996:
 5.650%, 12/01/03 (Alternative Minimum Tax)                                                                A-   2,287,091
 5.850%, 12/01/05 (Alternative Minimum Tax)                                                                A-   1,073,290

Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement,
Series 2003A Refunding:
 2.500%, 7/01/05                                                                                          AAA   4,344,908
 5.000%, 7/01/11                                                                                          AAA   3,366,956

Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Refunding Bonds,                    AAA   2,424,048
 Southwest Resource Recovery Facility, Series 1993, 7.150%, 1/01/04 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.8%

Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue E, Series 1995,         AAA   1,301,890
 5.700%, 7/01/04 (Alternative Minimum Tax) - AMBAC Insured

Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue E, Series 1997B:
 5.250%, 7/01/06 (Alternative Minimum Tax) - AMBAC Insured                                                AAA   1,396,564
 5.350%, 7/01/07 (Alternative Minimum Tax) - AMBAC Insured                                                AAA   1,990,728

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
 5.250%, 1/01/06                                                                                          Aa2   5,382,000
 5.500%, 1/01/08                                                                                          Aa2   8,972,392

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMASS System,
2001 Series A:
 5.500%, 1/01/10 - MBIA Insured                                                                           AAA   5,619,400
 5.625%, 1/01/12 - MBIA Insured                                                                           AAA   5,625,900

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare              AA-     766,507
 System Issue, Series B, 5.000%, 7/01/09

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System
Issue, Series 2001E:
 5.250%, 10/01/09 - RAAI Insured                                                                           AA   1,407,846
 5.250%, 10/01/10 - RAAI Insured                                                                           AA     600,029
 5.000%, 10/01/11 - RAAI Insured                                                                           AA   1,747,980

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
Haverhill Project, Series 1992A Remarketing:
 4.850%, 12/01/05                                                                                         BBB   1,006,260
 4.950%, 12/01/06                                                                                         BBB   2,988,414

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
Haverhill Project, Series 1998A:
 5.150%, 12/01/07 (Alternative Minimum Tax)                                                               BBB   1,752,573
 5.200%, 12/01/08 (Alternative Minimum Tax)                                                               BBB   2,502,100

----
59

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Michigan - 2.4%

    $  2,980 Detroit, Michigan, Convention Facility Limited Tax Revenue Refunding Bonds, Cobo Hall Expansion
              Project, Series 1993, 5.250%, 9/30/06 - FSA Insured

       2,005 Board of Regents of Eastern Michigan University, General Revenue Bonds, Series 2002A Refunding,
              5.800%, 6/01/07 - FGIC Insured

       2,000 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,
              5.500%, 1/15/12

       1,908 Michigan State Hospital Finance Authority, Detroit Medical Center Collateralized Loan, Series 2001,
              7.360%, 4/01/07

             Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health
             System, Series 2003A:
       2,000  5.000%, 3/01/09
       3,000  5.500%, 3/01/13

             Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B:
       3,085  5.450%, 4/01/05 - MBIA Insured
       3,325  5.450%, 10/01/05 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.0%

       5,000 Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3,
              5.450%, 3/01/10 (Alternative Minimum Tax)

       1,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Series 1995,
              Mississippi Baptist Medical Center, 5.400%, 5/01/04 - MBIA Insured

       2,660 Mississippi Hospital and Equipment Facilities Authority, Revenue Bonds, Southwest Regional Medical
              Center, Series 2003 Refunding, 5.000%, 4/01/13
--------------------------------------------------------------------------------------------------------------------
             Missouri - 0.9%

             Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds,
             Lutheran Senior Services, Series 1997:
         500  5.200%, 2/01/04
         600  5.300%, 2/01/05
         600  5.400%, 2/01/06
         700  5.500%, 2/01/07

       4,000 Industrial Development Authority of the County of St. Louis, Missouri, Multifamily Housing Revenue
              Refunding Bonds, Equity Residential / Pinetree Apartments, Series 1999A, 5.200%, 11/15/29
              (Mandatory put 11/15/04)

       1,000 City of St. Louis, Missouri, Airport Revenue Bonds Series 1997B, 1997 Capital Improvement Program,
              Lambert-St. Louis International Airport, 6.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Montana - 0.3%

       3,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General
              Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)
--------------------------------------------------------------------------------------------------------------------
             Nebraska - 0.5%

       5,000 Energy America, Nebraska, Natural Gas Revenue Bonds, Nebraska Public Gas Agency Project,
              Series 1998B, 5.450%, 4/15/08
--------------------------------------------------------------------------------------------------------------------
             Nevada - 0.3%

       2,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 -
              AMBAC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Michigan - 2.4%

Detroit, Michigan, Convention Facility Limited Tax Revenue Refunding Bonds, Cobo Hall Expansion          No Opt. Call       AAA
 Project, Series 1993, 5.250%, 9/30/06 - FSA Insured

Board of Regents of Eastern Michigan University, General Revenue Bonds, Series 2002A Refunding,          No Opt. Call       AAA
 5.800%, 6/01/07 - FGIC Insured

Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,               7/11 at 101.00        AA
 5.500%, 1/15/12

Michigan State Hospital Finance Authority, Detroit Medical Center Collateralized Loan, Series 2001,      No Opt. Call      Baa2
 7.360%, 4/01/07

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health
System, Series 2003A:
 5.000%, 3/01/09                                                                                        No Opt. Call        A1
 5.500%, 3/01/13                                                                                        No Opt. Call        A1

Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B:
 5.450%, 4/01/05 - MBIA Insured                                                                         No Opt. Call       AAA
 5.450%, 10/01/05 - MBIA Insured                                                                      6/05 at 102.00       AAA
--------------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.0%

Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3,         No Opt. Call        A2
 5.450%, 3/01/10 (Alternative Minimum Tax)

Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Series 1995,           No Opt. Call       AAA
 Mississippi Baptist Medical Center, 5.400%, 5/01/04 - MBIA Insured

Mississippi Hospital and Equipment Facilities Authority, Revenue Bonds, Southwest Regional Medical       No Opt. Call      BBB+
 Center, Series 2003 Refunding, 5.000%, 4/01/13
--------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.9%

Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds,
Lutheran Senior Services, Series 1997:
 5.200%, 2/01/04                                                                                        No Opt. Call       N/R
 5.300%, 2/01/05                                                                                        No Opt. Call       N/R
 5.400%, 2/01/06                                                                                        No Opt. Call       N/R
 5.500%, 2/01/07                                                                                        No Opt. Call       N/R

Industrial Development Authority of the County of St. Louis, Missouri, Multifamily Housing Revenue       No Opt. Call        A3
 Refunding Bonds, Equity Residential / Pinetree Apartments, Series 1999A, 5.200%, 11/15/29
 (Mandatory put 11/15/04)

City of St. Louis, Missouri, Airport Revenue Bonds Series 1997B, 1997 Capital Improvement Program,       No Opt. Call       AAA
 Lambert-St. Louis International Airport, 6.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------------
Montana - 0.3%

Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General            No Opt. Call      BBB+
 Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)
--------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%

Energy America, Nebraska, Natural Gas Revenue Bonds, Nebraska Public Gas Agency Project,                 No Opt. Call       N/R
 Series 1998B, 5.450%, 4/15/08
--------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.3%

Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 -       No Opt. Call       AAA
 AMBAC Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Michigan - 2.4%

Detroit, Michigan, Convention Facility Limited Tax Revenue Refunding Bonds, Cobo Hall Expansion        $3,274,901
 Project, Series 1993, 5.250%, 9/30/06 - FSA Insured

Board of Regents of Eastern Michigan University, General Revenue Bonds, Series 2002A Refunding,         2,263,224
 5.800%, 6/01/07 - FGIC Insured

Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,                2,201,200
 5.500%, 1/15/12

Michigan State Hospital Finance Authority, Detroit Medical Center Collateralized Loan, Series 2001,     1,918,232
 7.360%, 4/01/07

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health
System, Series 2003A:
 5.000%, 3/01/09                                                                                       2,156,320
 5.500%, 3/01/13                                                                                       3,227,580

Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B:
 5.450%, 4/01/05 - MBIA Insured                                                                        3,230,797
 5.450%, 10/01/05 - MBIA Insured                                                                       3,527,825
-----------------------------------------------------------------------------------------------------------------
Mississippi - 1.0%

Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3,        5,382,700
 5.450%, 3/01/10 (Alternative Minimum Tax)

Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Series 1995,          1,020,830
 Mississippi Baptist Medical Center, 5.400%, 5/01/04 - MBIA Insured

Mississippi Hospital and Equipment Facilities Authority, Revenue Bonds, Southwest Regional Medical      2,702,853
 Center, Series 2003 Refunding, 5.000%, 4/01/13
-----------------------------------------------------------------------------------------------------------------
Missouri - 0.9%

Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds,
Lutheran Senior Services, Series 1997:
 5.200%, 2/01/04                                                                                         504,120
 5.300%, 2/01/05                                                                                         621,564
 5.400%, 2/01/06                                                                                         635,850
 5.500%, 2/01/07                                                                                         752,150

Industrial Development Authority of the County of St. Louis, Missouri, Multifamily Housing Revenue      4,056,360
 Refunding Bonds, Equity Residential / Pinetree Apartments, Series 1999A, 5.200%, 11/15/29
 (Mandatory put 11/15/04)

City of St. Louis, Missouri, Airport Revenue Bonds Series 1997B, 1997 Capital Improvement Program,      1,135,680
 Lambert-St. Louis International Airport, 6.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------
Montana - 0.3%

Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General           3,074,880
 Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)
-----------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%

Energy America, Nebraska, Natural Gas Revenue Bonds, Nebraska Public Gas Agency Project,                4,638,600
 Series 1998B, 5.450%, 4/15/08
-----------------------------------------------------------------------------------------------------------------
Nevada - 0.3%

Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 -      2,279,940
 AMBAC Insured

----
60

   Principal                                                                                                   Optional Call
Amount (000) Description                                                                                         Provisions*
-----------------------------------------------------------------------------------------------------------------------------
             New Jersey - 3.1%

             New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
             2000 Series A:
    $  4,790  5.750%, 6/01/09 (Alternative Minimum Tax) - MBIA Insured                                          No Opt. Call
       4,290  5.800%, 6/01/10 (Alternative Minimum Tax) - MBIA Insured                                          No Opt. Call
       4,725  5.900%, 6/01/11 (Alternative Minimum Tax) - MBIA Insured                                        6/10 at 101.00

       1,395 New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service      No Opt. Call
              Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

       1,155 New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,        No Opt. Call
              Series 2002D, 5.000%, 7/01/08 - ACA Insured

       1,000 New Jersey Highway Authority, Garden State Parkway, Senior Parkway Revenue Bonds, Series 2001      No Opt. Call
              Refunding, 5.000%, 1/01/07 - FGIC Insured

       1,570 New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 1996 Series B,        No Opt. Call
              6.000%, 6/15/06

       3,490 New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,         No Opt. Call
              5.000%, 6/15/09

       2,625 North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series 2002A,             No Opt. Call
              5.000%, 8/01/12 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------
             New Mexico - 1.9%

       2,055 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Refunding Bonds, Hunter's       No Opt. Call
              Ridge Apartments, 2001 Series A, 5.000%, 7/01/31 (Mandatory put 7/01/11)

       2,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Refunding Bonds, Sombra del     No Opt. Call
              Oso Apartments, 2001 Series B, 5.000%, 7/01/31 (Mandatory put 7/01/11)

       6,170 State of New Mexico, State Severance Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/05              No Opt. Call

             New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
             Services, Series 2001A:
       2,710  4.800%, 8/01/10                                                                                   No Opt. Call
       3,505  4.900%, 8/01/11                                                                                   No Opt. Call
-----------------------------------------------------------------------------------------------------------------------------
             New York - 16.9%

             Albany Housing Authority, City of Albany, New York, Limited Obligation Bonds, Series 1995:
         750  5.500%, 10/01/04                                                                                  No Opt. Call
       1,000  5.600%, 10/01/05                                                                                  No Opt. Call
         500  5.700%, 10/01/06                                                                               10/05 at 102.00
         700  5.850%, 10/01/07                                                                               10/05 at 102.00

         750 City of Jamestown, Chautauqua County, New York, Public Improvement Serial Bonds, 1991 Series A,    No Opt. Call
              7.000%, 3/15/05

       5,525 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,        No Opt. Call
              5.500%, 12/01/12 - FSA Insured

         500 City of New York, New York, General Obligation Bonds, Fiscal Series 1996G, 5.750%, 2/01/06         No Opt. Call

       2,800 City of New York, New York, General Obligation Bonds, Fiscal Series 1996I, 6.500%, 3/15/06         No Opt. Call

       3,105 City of New York, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/06 -      No Opt. Call
              FGIC Insured

       3,000 City of New York, New York, General Obligation Bonds, Fiscal Series 1997H, 5.400%, 8/01/04         No Opt. Call

       2,805 City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 5.625%, 4/15/05        No Opt. Call

             City of New York, New York, General Obligation Bonds, Fiscal 1996 Series E:
         915  6.500%, 2/15/04                                                                                   No Opt. Call
          85  6.500%, 2/15/04                                                                                   No Opt. Call

             City of New York, New York, General Obligation Bonds, Fiscal 2003 Series A:
       2,880  5.500%, 8/01/10                                                                                   No Opt. Call
       2,000  5.000%, 8/01/10                                                                                   No Opt. Call

                                                                                                              Market
Description                                                                                     Ratings**      Value
--------------------------------------------------------------------------------------------------------------------
New Jersey - 3.1%

New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
2000 Series A:
 5.750%, 6/01/09 (Alternative Minimum Tax) - MBIA Insured                                            AAA $5,361,255
 5.800%, 6/01/10 (Alternative Minimum Tax) - MBIA Insured                                            AAA  4,810,634
 5.900%, 6/01/11 (Alternative Minimum Tax) - MBIA Insured                                            AAA  5,284,771

New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service         AAA  1,482,453
 Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,             A  1,261,422
 Series 2002D, 5.000%, 7/01/08 - ACA Insured

New Jersey Highway Authority, Garden State Parkway, Senior Parkway Revenue Bonds, Series 2001         AAA  1,096,590
 Refunding, 5.000%, 1/01/07 - FGIC Insured

New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 1996 Series B,           AA-  1,738,288
 6.000%, 6/15/06

New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,            AA-  3,875,226
 5.000%, 6/15/09

North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series 2002A,                Aaa  2,894,876
 5.000%, 8/01/12 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
New Mexico - 1.9%

New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Refunding Bonds, Hunter's          Aaa  2,141,721
 Ridge Apartments, 2001 Series A, 5.000%, 7/01/31 (Mandatory put 7/01/11)

New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Refunding Bonds, Sombra del        Aaa  2,084,400
 Oso Apartments, 2001 Series B, 5.000%, 7/01/31 (Mandatory put 7/01/11)

State of New Mexico, State Severance Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/05                  AA  6,544,519

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
Services, Series 2001A:
 4.800%, 8/01/10                                                                                      A+  2,867,885
 4.900%, 8/01/11                                                                                      A+  3,692,447
--------------------------------------------------------------------------------------------------------------------
New York - 16.9%

Albany Housing Authority, City of Albany, New York, Limited Obligation Bonds, Series 1995:
 5.500%, 10/01/04                                                                                     A3    776,993
 5.600%, 10/01/05                                                                                     A3  1,068,030
 5.700%, 10/01/06                                                                                     A3    541,150
 5.850%, 10/01/07                                                                                     A3    753,746

City of Jamestown, Chautauqua County, New York, Public Improvement Serial Bonds, 1991 Series A,      Baa3    802,125
 7.000%, 3/15/05

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,           AAA  6,381,099
 5.500%, 12/01/12 - FSA Insured

City of New York, New York, General Obligation Bonds, Fiscal Series 1996G, 5.750%, 2/01/06              A    541,470

City of New York, New York, General Obligation Bonds, Fiscal Series 1996I, 6.500%, 3/15/06              A  3,089,996

City of New York, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/06 -         AAA  3,487,288
 FGIC Insured

City of New York, New York, General Obligation Bonds, Fiscal Series 1997H, 5.400%, 8/01/04              A  3,092,730

City of New York, New York, General Obligation Bonds, Fiscal 1997 Series I, 5.625%, 4/15/05             A  2,964,380

City of New York, New York, General Obligation Bonds, Fiscal 1996 Series E:
 6.500%, 2/15/04                                                                                    A***    929,576
 6.500%, 2/15/04                                                                                       A     86,280

City of New York, New York, General Obligation Bonds, Fiscal 2003 Series A:
 5.500%, 8/01/10                                                                                       A  3,201,149
 5.000%, 8/01/10                                                                                       A  2,163,620

----
61

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             New York (continued)

             City of New York, New York, General Obligation Bonds, Fiscal 2003 Series B:
    $  1,725  5.000%, 8/01/07                                                                                       No Opt. Call
       5,000  5.500%, 8/01/12                                                                                       No Opt. Call

       2,000 Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds,   No Opt. Call
              Series 1995A, 6.500%, 5/15/05

         635 Dormitory Authority of the State of New York, NYACK Hospital Revenue Bonds, Series 1996,             7/06 at 102.00
              6.000%, 7/01/06

             Dormitory Authority of the State of New York, City University System Consolidated Third General
             Resolution Bonds, 1996 Series 2:
       2,350  6.000%, 7/01/04                                                                                       No Opt. Call
         965  6.000%, 7/01/04                                                                                       No Opt. Call

             Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University
             Hospital Association, Series 2003A:
         985  5.500%, 7/01/12                                                                                       No Opt. Call
       1,040  5.500%, 7/01/13                                                                                       No Opt. Call

             Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds,
             Series 1990B:
       1,990  7.500%, 5/15/11                                                                                       No Opt. Call
       4,800  7.500%, 5/15/11                                                                                       No Opt. Call

       3,550 New York State Energy Research and Development Authority, Facilities Revenue Bonds,                    No Opt. Call
              Consolidated Edison Company Inc. Project, Series 2001A, 4.700%, 6/01/36 (Alternative Minimum Tax)
              (Mandatory put 10/01/12)

       5,000 New York State Housing Finance Agency, Health Facilities Revenue Bonds, New York City, 1996 Series A   No Opt. Call
              Refunding, 5.875%, 5/01/04

       2,660 New York State Housing Finance Agency, Service Contract Revenue Bonds, Series 2003K,                   No Opt. Call
              4.000%, 9/15/08

       4,315 Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%, 11/15/06        No Opt. Call

       5,400 Dormitory Authority of the State of New York, City University System Consolidated Revenue Bonds,       No Opt. Call
              Series 2003A, Fifth General Resolution, 5.250%, 1/01/08

       4,350 Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated        2/05 at 100.00
              Group, Series 2002C, 5.750%, 7/01/13 (Optional put 7/01/05)

       1,265 New York State Urban Development Corporation, Project Revenue Bonds, Center for Industrial             No Opt. Call
              Innovation, 1995 Refunding Series, 6.250%, 1/01/05

       4,630 New York State Urban Development Corporation, Correctional Facilities Capital Facilities Revenue       No Opt. Call
              Bonds, Series 1994A, 6.500%, 1/01/11 - FSA Insured

       8,000 New York State Urban Development Corporation, Correctional and Youth Facilities Service Contract       No Opt. Call
              Revenue Bonds, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       1,500 Niagara County Industrial Development Authority, New York, Solid Waste Disposal Revenue Bonds,         No Opt. Call
              American Ref-Fuel Company of Niagara LP Refunding, Series 2001B, 5.550%, 11/15/24 (Alternative
              Minimum Tax) (Mandatory put 11/15/13)

       7,115 Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-             No Opt. Call
              Seventh, Series 2002, 5.000%, 12/15/05 (Alternative Minimum Tax) - AMBAC Insured

       2,600 Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,     No Opt. Call
              7.000%, 10/01/07 (Alternative Minimum Tax)

       3,035 Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC   No Opt. Call
              Project, Series 6, 6.000%, 12/01/05 (Alternative Minimum Tax) - MBIA Insured

       1,240 Suffolk County Industrial Development Agency, New York, Industrial Development Revenue Bonds,          No Opt. Call
              Nissequogue Cogeneration Partners Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

      12,265 Suffolk County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds,   No Opt. Call
              Ogden Martin Systems of Huntington Limited Partnership Resource Recovery Facility, Series 1999,
              5.950%, 10/01/09 (Alternative Minimum Tax) - AMBAC Insured

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
New York (continued)

City of New York, New York, General Obligation Bonds, Fiscal 2003 Series B:
 5.000%, 8/01/07                                                                                            A $ 1,875,679
 5.500%, 8/01/12                                                                                            A   5,507,300

Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds,       AA-   2,153,980
 Series 1995A, 6.500%, 5/15/05

Dormitory Authority of the State of New York, NYACK Hospital Revenue Bonds, Series 1996,                   Ba3     610,660
 6.000%, 7/01/06

Dormitory Authority of the State of New York, City University System Consolidated Third General
Resolution Bonds, 1996 Series 2:
 6.000%, 7/01/04                                                                                       AA-***   2,427,926
 6.000%, 7/01/04                                                                                          AA-     995,021

Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University
Hospital Association, Series 2003A:
 5.500%, 7/01/12                                                                                         Baa1   1,067,848
 5.500%, 7/01/13                                                                                         Baa1   1,126,237

Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds,
Series 1990B:
 7.500%, 5/15/11                                                                                       AA-***   2,515,380
 7.500%, 5/15/11                                                                                          AA-   5,859,168

New York State Energy Research and Development Authority, Facilities Revenue Bonds,                         A1   3,583,654
 Consolidated Edison Company Inc. Project, Series 2001A, 4.700%, 6/01/36 (Alternative Minimum Tax)
 (Mandatory put 10/01/12)

New York State Housing Finance Agency, Health Facilities Revenue Bonds, New York City, 1996 Series A         A   5,110,700
 Refunding, 5.875%, 5/01/04

New York State Housing Finance Agency, Service Contract Revenue Bonds, Series 2003K,                       AA-   2,826,809
 4.000%, 9/15/08

Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%, 11/15/06            Aa2   4,737,654

Dormitory Authority of the State of New York, City University System Consolidated Revenue Bonds,           AA-   5,980,554
 Series 2003A, Fifth General Resolution, 5.250%, 1/01/08

Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated             BBB-   4,393,935
 Group, Series 2002C, 5.750%, 7/01/13 (Optional put 7/01/05)

New York State Urban Development Corporation, Project Revenue Bonds, Center for Industrial                 AA-   1,336,409
 Innovation, 1995 Refunding Series, 6.250%, 1/01/05

New York State Urban Development Corporation, Correctional Facilities Capital Facilities Revenue           AAA   5,530,952
 Bonds, Series 1994A, 6.500%, 1/01/11 - FSA Insured

New York State Urban Development Corporation, Correctional and Youth Facilities Service Contract           AA-   8,917,440
 Revenue Bonds, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

Niagara County Industrial Development Authority, New York, Solid Waste Disposal Revenue Bonds,            Baa1   1,562,700
 American Ref-Fuel Company of Niagara LP Refunding, Series 2001B, 5.550%, 11/15/24 (Alternative
 Minimum Tax) (Mandatory put 11/15/13)

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-                 AAA   7,624,434
 Seventh, Series 2002, 5.000%, 12/15/05 (Alternative Minimum Tax) - AMBAC Insured

Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,         N/R   2,716,714
 7.000%, 10/01/07 (Alternative Minimum Tax)

Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC       AAA   3,291,245
 Project, Series 6, 6.000%, 12/01/05 (Alternative Minimum Tax) - MBIA Insured

Suffolk County Industrial Development Agency, New York, Industrial Development Revenue Bonds,              N/R   1,283,264
 Nissequogue Cogeneration Partners Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

Suffolk County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds,       AAA  14,223,598
 Ogden Martin Systems of Huntington Limited Partnership Resource Recovery Facility, Series 1999,
 5.950%, 10/01/09 (Alternative Minimum Tax) - AMBAC Insured

----
62

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             New York (continued)

    $  7,500 Tobacco Settlement Financing Corporation of New York State, Asset Backed Bonds, Series 2003-A1,
              4.000%, 6/01/06

       4,235 Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series E,
              7.250%, 1/01/10

      10,000 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002B
              Refunding, 5.000%, 11/15/06
--------------------------------------------------------------------------------------------------------------------
             North Carolina - 2.2%

       4,000 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003A
              Refunding, 5.500%, 1/01/12

       7,000 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003D
              Refunding, 5.375%, 1/01/10

             North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A:
       3,000  5.000%, 1/01/05
       4,500  5.500%, 1/01/11
--------------------------------------------------------------------------------------------------------------------
             Ohio - 4.3%

       2,940 Akron, Bath, and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,
              Summa Health System Project, Series 1998A, 5.000%, 11/15/08

       1,465 Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,
              3.500%, 6/01/04 - FSA Insured

             Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997,
             Rock and Roll Hall of Fame and Museum Project:
         750  5.350%, 12/01/04
         335  5.600%, 12/01/06

             Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
       3,000  5.500%, 1/01/11
       2,000  5.500%, 1/01/12

             Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
       1,140  5.500%, 8/15/11
         845  5.500%, 8/15/12

         435 County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1993, Flower Hospital,
              6.000%, 12/01/03

         770 Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley
              Medical Center, Series 1996C, 6.000%, 5/15/06

       4,900 State of Ohio, Higher Education Capital Facilities, Appropriation Bonds, Series 2001A-II,
              5.500%, 12/01/08

       1,775 State of Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2002B, 5.000%, 3/01/09

       8,915 State of Ohio, General Obligation Higher Education Bonds, Series 2002C Refunding, 5.500%, 11/01/12

       1,100 State of Ohio, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund Loan, Series 2002-7,
              4.550%, 12/01/10 (Alternative Minimum Tax)

             County of Sandusky, Ohio, Hospital Facilities Revenue Refunding Bonds, Series 1998, Memorial
             Hospital:
       1,460  4.800%, 1/01/04
       1,030  4.900%, 1/01/05
         830  5.000%, 1/01/06
         450  5.050%, 1/01/07
         720  5.100%, 1/01/09
--------------------------------------------------------------------------------------------------------------------
             Oklahoma - 0.4%

       2,555 Oklahoma Industries Authority, Hospital Revenue Bonds, Deaconess Health Care Corporation Project,
              Series 1997A, 5.250%, 10/01/07

       1,500 Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, Series 2001A,
              American Airlines, Inc, 5.375%, 12/01/35 (Mandatory put 12/01/06)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
New York (continued)

Tobacco Settlement Financing Corporation of New York State, Asset Backed Bonds, Series 2003-A1,           No Opt. Call       AA-
 4.000%, 6/01/06

Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series E,                      No Opt. Call       AA-
 7.250%, 1/01/10

Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002B             No Opt. Call       AA-
 Refunding, 5.000%, 11/15/06
---------------------------------------------------------------------------------------------------------------------------------
North Carolina - 2.2%

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003A                   No Opt. Call       BBB
 Refunding, 5.500%, 1/01/12

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003D                   No Opt. Call       BBB
 Refunding, 5.375%, 1/01/10

North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A:
 5.000%, 1/01/05                                                                                         No Opt. Call      BBB+
 5.500%, 1/01/11                                                                                         No Opt. Call      BBB+
---------------------------------------------------------------------------------------------------------------------------------
Ohio - 4.3%

Akron, Bath, and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,        No Opt. Call      Baa1
 Summa Health System Project, Series 1998A, 5.000%, 11/15/08

Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,            No Opt. Call       AAA
 3.500%, 6/01/04 - FSA Insured

Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997,
Rock and Roll Hall of Fame and Museum Project:
 5.350%, 12/01/04                                                                                        No Opt. Call       N/R
 5.600%, 12/01/06                                                                                        No Opt. Call       N/R

Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
 5.500%, 1/01/11                                                                                         No Opt. Call        A1
 5.500%, 1/01/12                                                                                         No Opt. Call        A1

Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
 5.500%, 8/15/11                                                                                         No Opt. Call         A
 5.500%, 8/15/12                                                                                         No Opt. Call         A

County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1993, Flower Hospital,                   No Opt. Call    N/R***
 6.000%, 12/01/03

Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley             No Opt. Call      BBB+
 Medical Center, Series 1996C, 6.000%, 5/15/06

State of Ohio, Higher Education Capital Facilities, Appropriation Bonds, Series 2001A-II,                 No Opt. Call        AA
 5.500%, 12/01/08

State of Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2002B, 5.000%, 3/01/09       No Opt. Call       AA+

State of Ohio, General Obligation Higher Education Bonds, Series 2002C Refunding, 5.500%, 11/01/12        No Opt. Call       AA+

State of Ohio, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund Loan, Series 2002-7,         No Opt. Call       AA-
 4.550%, 12/01/10 (Alternative Minimum Tax)

County of Sandusky, Ohio, Hospital Facilities Revenue Refunding Bonds, Series 1998, Memorial
Hospital:
 4.800%, 1/01/04                                                                                         No Opt. Call      BBB-
 4.900%, 1/01/05                                                                                         No Opt. Call      BBB-
 5.000%, 1/01/06                                                                                         No Opt. Call      BBB-
 5.050%, 1/01/07                                                                                         No Opt. Call      BBB-
 5.100%, 1/01/09                                                                                       1/08 at 102.00      BBB-
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.4%

Oklahoma Industries Authority, Hospital Revenue Bonds, Deaconess Health Care Corporation Project,         No Opt. Call      BBB-
 Series 1997A, 5.250%, 10/01/07

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, Series 2001A,        12/06 at 100.00        B-
 American Airlines, Inc, 5.375%, 12/01/35 (Mandatory put 12/01/06)

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
New York (continued)

Tobacco Settlement Financing Corporation of New York State, Asset Backed Bonds, Series 2003-A1,        $ 7,870,875
 4.000%, 6/01/06

Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series E,                     4,930,260
 7.250%, 1/01/10

Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002B           10,963,900
 Refunding, 5.000%, 11/15/06
------------------------------------------------------------------------------------------------------------------
North Carolina - 2.2%

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003A                  4,273,400
 Refunding, 5.500%, 1/01/12

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003D                  7,525,000
 Refunding, 5.375%, 1/01/10

North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A:
 5.000%, 1/01/05                                                                                        3,111,870
 5.500%, 1/01/11                                                                                        4,918,185
------------------------------------------------------------------------------------------------------------------
Ohio - 4.3%

Akron, Bath, and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,       3,039,166
 Summa Health System Project, Series 1998A, 5.000%, 11/15/08

Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,           1,485,788
 3.500%, 6/01/04 - FSA Insured

Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997,
Rock and Roll Hall of Fame and Museum Project:
 5.350%, 12/01/04                                                                                         776,048
 5.600%, 12/01/06                                                                                         360,162

Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
 5.500%, 1/01/11                                                                                        3,298,410
 5.500%, 1/01/12                                                                                        2,191,820

Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
 5.500%, 8/15/11                                                                                        1,236,957
 5.500%, 8/15/12                                                                                          914,839

County of Lucas, Ohio, Hospital Facilities Revenue Bonds, Series 1993, Flower Hospital,                    436,701
 6.000%, 12/01/03

Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley              825,294
 Medical Center, Series 1996C, 6.000%, 5/15/06

State of Ohio, Higher Education Capital Facilities, Appropriation Bonds, Series 2001A-II,                5,599,524
 5.500%, 12/01/08

State of Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2002B, 5.000%, 3/01/09      1,976,835

State of Ohio, General Obligation Higher Education Bonds, Series 2002C Refunding, 5.500%, 11/01/12      10,223,544

State of Ohio, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund Loan, Series 2002-7,        1,132,989
 4.550%, 12/01/10 (Alternative Minimum Tax)

County of Sandusky, Ohio, Hospital Facilities Revenue Refunding Bonds, Series 1998, Memorial
Hospital:
 4.800%, 1/01/04                                                                                        1,462,818
 4.900%, 1/01/05                                                                                        1,041,114
 5.000%, 1/01/06                                                                                          840,309
 5.050%, 1/01/07                                                                                          454,950
 5.100%, 1/01/09                                                                                          717,041
------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.4%

Oklahoma Industries Authority, Hospital Revenue Bonds, Deaconess Health Care Corporation Project,        2,569,870
 Series 1997A, 5.250%, 10/01/07

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, Series 2001A,          1,306,890
 American Airlines, Inc, 5.375%, 12/01/35 (Mandatory put 12/01/06)

----
63

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Oregon - 0.9%

    $  1,140 Crook County School District, Oregon, General Obligation Bonds, Series 2002 Refunding,                  No Opt. Call
              5.000%, 2/01/08 - FSA Insured

       5,910 Oregon Department of Administrative Services, Certificates of Participation, 2002 Series B Refunding,   No Opt. Call
              5.000%, 5/01/08 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 2.9%

       2,000 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Refunding Bonds, Series 1999,         No Opt. Call
              Pittsburgh International Airport, 5.625%, 1/01/10 (Alternative Minimum Tax) - FGIC Insured

       1,930 Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Series 1993A, Mercy Health  5/06 at 100.00
              Corporation of Southeastern Pennsylvania Obligated Group, 6.000%, 11/15/07

       4,000 Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Bonds,        No Opt. Call
              Series 1997A Refunding, 6.500%, 1/01/08

       4,000 Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds,               1/04 at 102.00
              Northampton Generating Project, Senior Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)

       2,900 Pennsylvania Economic Development Financing Authority, Revenue Bonds, AMTRAK 30th Street Station      6/12 at 102.00
              Parking Garage Project, Series 2002, 5.000%, 6/01/13 - ACA Insured

       5,000 Commonwealth of Pennsylvania, General Obligation Bonds, Second Series 2003 Refunding,                   No Opt. Call
              5.000%, 7/01/05

         740 Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds,         No Opt. Call
              Cricket Court Apartments Project, Series 1998A, 5.600%, 4/01/08 (Alternative Minimum Tax)

             Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue
             Refunding Bonds, Pennsylvania Hospital, Series 1996:
       2,020  6.050%, 7/01/04                                                                                        No Opt. Call
       2,000  6.150%, 7/01/05                                                                                        No Opt. Call
----------------------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 1.4%

       3,000 Puerto Rico, Public Improvement General Obligation Bonds, Series 2000, 5.750%, 7/01/21                7/10 at 100.00
              (Pre-refunded to 7/01/10) - MBIA Insured

       4,000 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA,               7/10 at 100.00
              5.000%, 7/01/35 (Mandatory put 7/01/10) - AMBAC Insured

             Puerto Rico Municipal Finance Agency, 2002 Series A:
       2,000  4.000%, 8/01/06 - FSA Insured                                                                          No Opt. Call
       2,000  4.000%, 8/01/07 - FSA Insured                                                                          No Opt. Call
----------------------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.1%

       1,000 State of Rhode Island, General Obligation Bonds, Series 2002C, Consolidated Capital Development Loan    No Opt. Call
              and Refunding Bonds, 5.000%, 11/01/04 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             South Carolina - 1.4%

       7,215 Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,     No Opt. Call
              5.250%, 12/01/09

       1,325 Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003          No Opt. Call
              Refunding and Improvement, 5.500%, 11/01/13

             Mount Pleasant, South Carolina, Water and Sewer Revenue Bonds, Series 2002 Refunding and
             Improvements:
       1,465  5.000%, 12/01/11 - FGIC Insured                                                                        No Opt. Call
       1,455  5.000%, 12/01/12 - FGIC Insured                                                                        No Opt. Call

                                                                                                                    Market
Description                                                                                           Ratings**      Value
--------------------------------------------------------------------------------------------------------------------------
Oregon - 0.9%

Crook County School District, Oregon, General Obligation Bonds, Series 2002 Refunding,                      AAA $1,263,325
 5.000%, 2/01/08 - FSA Insured

Oregon Department of Administrative Services, Certificates of Participation, 2002 Series B Refunding,       AAA  6,558,800
 5.000%, 5/01/08 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.9%

Allegheny County Airport Authority, Pennsylvania, Airport Revenue Refunding Bonds, Series 1999,             AAA  2,194,840
 Pittsburgh International Airport, 5.625%, 1/01/10 (Alternative Minimum Tax) - FGIC Insured

Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Series 1993A, Mercy Health        Aaa  2,035,301
 Corporation of Southeastern Pennsylvania Obligated Group, 6.000%, 11/15/07

Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Bonds,            BBB  4,380,840
 Series 1997A Refunding, 6.500%, 1/01/08

Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds,                    BBB-  4,055,840
 Northampton Generating Project, Senior Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)

Pennsylvania Economic Development Financing Authority, Revenue Bonds, AMTRAK 30th Street Station              A  3,001,471
 Parking Garage Project, Series 2002, 5.000%, 6/01/13 - ACA Insured

Commonwealth of Pennsylvania, General Obligation Bonds, Second Series 2003 Refunding,                        AA  5,306,100
 5.000%, 7/01/05

Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds,             N/R    713,915
 Cricket Court Apartments Project, Series 1998A, 5.600%, 4/01/08 (Alternative Minimum Tax)

Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue
Refunding Bonds, Pennsylvania Hospital, Series 1996:
 6.050%, 7/01/04                                                                                       BBB+***  2,084,882
 6.150%, 7/01/05                                                                                       BBB+***  2,156,080
--------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.4%

Puerto Rico, Public Improvement General Obligation Bonds, Series 2000, 5.750%, 7/01/21                      AAA  3,490,080
 (Pre-refunded to 7/01/10) - MBIA Insured

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA,                     AAA  4,420,160
 5.000%, 7/01/35 (Mandatory put 7/01/10) - AMBAC Insured

Puerto Rico Municipal Finance Agency, 2002 Series A:
 4.000%, 8/01/06 - FSA Insured                                                                             AAA  2,129,040
 4.000%, 8/01/07 - FSA Insured                                                                             AAA  2,145,120
--------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.1%

State of Rhode Island, General Obligation Bonds, Series 2002C, Consolidated Capital Development Loan        AAA  1,039,070
 and Refunding Bonds, 5.000%, 11/01/04 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.4%

Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,         AA-  8,085,778
 5.250%, 12/01/09

Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003                A  1,445,813
 Refunding and Improvement, 5.500%, 11/01/13

Mount Pleasant, South Carolina, Water and Sewer Revenue Bonds, Series 2002 Refunding and
Improvements:
 5.000%, 12/01/11 - FGIC Insured                                                                           AAA  1,628,421
 5.000%, 12/01/12 - FGIC Insured                                                                           AAA  1,606,480

----
64

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Tennessee - 1.6%

    $  1,870 Metropolitan Government of Nashville and Davidson County, Tennessee, General Obligation
              Improvement Bonds, Series 2001A, 5.000%, 10/15/10

             Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson
             County, Tennessee, Revenue Refunding Bonds, Series 1998, The Blakeford at Green Hills:
         400  5.150%, 7/01/05
         400  5.250%, 7/01/06
         500  5.300%, 7/01/07
         500  5.350%, 7/01/08
         500  5.400%, 7/01/09

             Putnma County, Tennessee, General Obligation School Bonds, Series 2002:
       2,475  4.000%, 4/01/06 - AMBAC Insured
       1,665  4.000%, 4/01/07 - AMBAC Insured

             Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue
             Bonds, Wellmont Health System Project, Series 2002:
       1,645  5.750%, 9/01/08
       1,740  6.125%, 9/01/09
       1,350  6.250%, 9/01/10
---------------------------------------------------------------------------------------------------------------------
             Texas - 4.8%

       3,835 City of Austin, Texas, Electric Utility System Revenue Bonds, Series 2002 Refunding, 5.000%, 11/15/07 -
              FSA Insured

       4,500 Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities Company, Series 1995B,
              5.050%, 6/01/30 (Alternative Minimum Tax) (Mandatory put 6/19/06)

       4,000 Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project,
              Series 2003A Refunding, 6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put 4/01/13)

       5,000 Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company Project,
              Series 2001A, 4.950%, 10/01/30 (Mandatory put 4/01/04)

       3,050 City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2001A Refunding,
              5.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured

       2,145 Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds,
              Series 2001, 5.000%, 8/01/10

       5,200 Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,
              Series 2002A, 5.000%, 10/01/09 - RAAI Insured

       5,000 Texas Turnpike Authority, Central Texas Turnpike System Second Tier Bond Anticipation Notes,
              5.000%, 6/01/08

       2,805 Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
              Shannon Health System Project, Series 2001, 6.200%, 5/15/11

       4,000 Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company
              Project, Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)
---------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.8%

       4,500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Bonds, Series 1999A,
              5.625%, 10/01/10

       2,070 Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998,
              5.250%, 7/01/06
---------------------------------------------------------------------------------------------------------------------
             Virginia - 2.2%

       2,500 Louisa Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds,
              Virginia Electric and Power Company Projects, Series 2001A, 3.400%, 3/01/31 (Alternative Minimum
              Tax) (Mandatory put 3/01/04)

       2,850 Newport News Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,
              Fredericksburg-Oxford Project, Series 1997A, 5.550%, 5/01/27 (Mandatory put 5/01/07)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.6%

Metropolitan Government of Nashville and Davidson County, Tennessee, General Obligation                   No Opt. Call        AA
 Improvement Bonds, Series 2001A, 5.000%, 10/15/10

Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson
County, Tennessee, Revenue Refunding Bonds, Series 1998, The Blakeford at Green Hills:
 5.150%, 7/01/05                                                                                       1/04 at 102.00       N/R
 5.250%, 7/01/06                                                                                       1/04 at 102.00       N/R
 5.300%, 7/01/07                                                                                       1/04 at 102.00       N/R
 5.350%, 7/01/08                                                                                       1/04 at 102.00       N/R
 5.400%, 7/01/09                                                                                       1/04 at 102.00       N/R

Putnma County, Tennessee, General Obligation School Bonds, Series 2002:
 4.000%, 4/01/06 - AMBAC Insured                                                                         No Opt. Call       Aaa
 4.000%, 4/01/07 - AMBAC Insured                                                                         No Opt. Call       Aaa

Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue
Bonds, Wellmont Health System Project, Series 2002:
 5.750%, 9/01/08                                                                                         No Opt. Call      BBB+
 6.125%, 9/01/09                                                                                         No Opt. Call      BBB+
 6.250%, 9/01/10                                                                                         No Opt. Call      BBB+
---------------------------------------------------------------------------------------------------------------------------------
Texas - 4.8%

City of Austin, Texas, Electric Utility System Revenue Bonds, Series 2002 Refunding, 5.000%, 11/15/07 -   No Opt. Call       AAA
 FSA Insured

Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities Company, Series 1995B,    No Opt. Call       BBB
 5.050%, 6/01/30 (Alternative Minimum Tax) (Mandatory put 6/19/06)

Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project,           No Opt. Call       BBB
 Series 2003A Refunding, 6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put 4/01/13)

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company Project,   No Opt. Call       BBB
 Series 2001A, 4.950%, 10/01/30 (Mandatory put 4/01/04)

City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2001A Refunding,            No Opt. Call       AAA
 5.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured

Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds,               No Opt. Call       AAA
 Series 2001, 5.000%, 8/01/10

Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,                   No Opt. Call        AA
 Series 2002A, 5.000%, 10/01/09 - RAAI Insured

Texas Turnpike Authority, Central Texas Turnpike System Second Tier Bond Anticipation Notes,              No Opt. Call        AA
 5.000%, 6/01/08

Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,                No Opt. Call      Baa3
 Shannon Health System Project, Series 2001, 6.200%, 5/15/11

Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company         No Opt. Call      Baa2
 Project, Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.8%

Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Bonds, Series 1999A,                   No Opt. Call      BBB-
 5.625%, 10/01/10

Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998,           No Opt. Call       N/R
 5.250%, 7/01/06
---------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.2%

Louisa Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds,         No Opt. Call        A3
 Virginia Electric and Power Company Projects, Series 2001A, 3.400%, 3/01/31 (Alternative Minimum
 Tax) (Mandatory put 3/01/04)

Newport News Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,          5/05 at 102.00       AAA
 Fredericksburg-Oxford Project, Series 1997A, 5.550%, 5/01/27 (Mandatory put 5/01/07)

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Tennessee - 1.6%

Metropolitan Government of Nashville and Davidson County, Tennessee, General Obligation                 $2,091,988
 Improvement Bonds, Series 2001A, 5.000%, 10/15/10

Health and Educational Facilities Board of the Metropolitan Government of Nashville and Davidson
County, Tennessee, Revenue Refunding Bonds, Series 1998, The Blakeford at Green Hills:
 5.150%, 7/01/05                                                                                          402,960
 5.250%, 7/01/06                                                                                          401,296
 5.300%, 7/01/07                                                                                          499,305
 5.350%, 7/01/08                                                                                          496,605
 5.400%, 7/01/09                                                                                          495,635

Putnma County, Tennessee, General Obligation School Bonds, Series 2002:
 4.000%, 4/01/06 - AMBAC Insured                                                                        2,616,743
 4.000%, 4/01/07 - AMBAC Insured                                                                        1,775,839

Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue
Bonds, Wellmont Health System Project, Series 2002:
 5.750%, 9/01/08                                                                                        1,796,110
 6.125%, 9/01/09                                                                                        1,931,992
 6.250%, 9/01/10                                                                                        1,503,077
------------------------------------------------------------------------------------------------------------------
Texas - 4.8%

City of Austin, Texas, Electric Utility System Revenue Bonds, Series 2002 Refunding, 5.000%, 11/15/07 -  4,256,390
 FSA Insured

Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities Company, Series 1995B,   4,702,680
 5.050%, 6/01/30 (Alternative Minimum Tax) (Mandatory put 6/19/06)

Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project,          4,385,000
 Series 2003A Refunding, 6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put 4/01/13)

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company Project,  5,042,350
 Series 2001A, 4.950%, 10/01/30 (Mandatory put 4/01/04)

City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2001A Refunding,           3,290,615
 5.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured

Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds,              2,383,674
 Series 2001, 5.000%, 8/01/10

Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,                  5,694,884
 Series 2002A, 5.000%, 10/01/09 - RAAI Insured

Texas Turnpike Authority, Central Texas Turnpike System Second Tier Bond Anticipation Notes,             5,536,000
 5.000%, 6/01/08

Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,               2,990,270
 Shannon Health System Project, Series 2001, 6.200%, 5/15/11

Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company        4,183,400
 Project, Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)
------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.8%

Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Bonds, Series 1999A,                  4,892,265
 5.625%, 10/01/10

Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998,          2,212,851
 5.250%, 7/01/06
------------------------------------------------------------------------------------------------------------------
Virginia - 2.2%

Louisa Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds,        2,517,225
 Virginia Electric and Power Company Projects, Series 2001A, 3.400%, 3/01/31 (Alternative Minimum
 Tax) (Mandatory put 3/01/04)

Newport News Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,           3,038,870
 Fredericksburg-Oxford Project, Series 1997A, 5.550%, 5/01/27 (Mandatory put 5/01/07)

----
65

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
October 31, 2003

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Virginia (continued)

    $  8,085 Virginia Port Authority, Commonwealth Port Fund Revenue         No Opt. Call       AA+ $  9,088,025
              Bonds, Series 1998, 5.500%, 7/01/08 (Alternative Minimum
              Tax)

       5,000 York County Industrial Development Authority, Virginia,      11/06 at 101.00        A3    5,352,200
              Pollution Control Revenue Bonds, Virginia Electric and
              Power Company, Series 1985, 5.500%, 7/01/09
----------------------------------------------------------------------------------------------------------------
             Washington - 3.8%

       6,000 Energy Northwest, Washington, Nuclear Project No. 3             No Opt. Call       AAA    6,822,120
              Electric Revenue Bonds, Series 2003A Refunding, 5.500%,
              7/01/11 - XLCA Insured

       2,000 City of Seattle, Washington, Municipal Light and Power       10/09 at 101.00       Aa3    2,267,800
              Revenue Bonds, Series 1999, 6.000%, 10/01/11

       4,160 City of Seattle, Washington, Solid Waste Revenue Refunding      No Opt. Call       AAA    4,652,669
              Bonds, Series 1999, 5.500%, 8/01/07 - FSA Insured

       3,000 Snohomish County Public Utility District No. 1, Washington,     No Opt. Call     SP-1+    3,189,540
              Electric Revenue Bonds, Series 2003, 5.000%, 12/01/05

       6,985 Snohomish County Public Utility District No. 1, Washington,     No Opt. Call       AAA    7,753,909
              Generation System Revenue Bonds, Series 2002 Refunding,
              5.000%, 12/01/07 - FSA Insured

       5,000 Tobacco Settlement Authority, Washington, Tobacco               No Opt. Call       BBB    4,894,600
              Settlement Asset Backed Revenue Bonds, Series 2002,
              5.250%, 6/01/09

       3,500 Washington Public Power Supply System, Nuclear Project No.      No Opt. Call       AAA    4,110,015
              2, Refunding Revenue Bonds, Series 1997A, 6.000%, 7/01/09
              - FSA Insured
----------------------------------------------------------------------------------------------------------------
             Wisconsin - 2.2%

             Badger Tobacco Asset Securitization Corporation, Wisconsin,
             Tobacco Settlement Asset Backed Bonds, Series 2002:
       3,000  5.000%, 6/01/08                                                No Opt. Call      Baa1    2,989,440
       1,265  5.000%, 6/01/09                                                No Opt. Call       BBB    1,238,144

       1,350 Southeast Wisconsin Professional Baseball Park District,        No Opt. Call       AAA    1,542,983
              Sales Tax Revenue Bonds, Junior Lien, Series 2001B
              Refunding, 5.500%, 12/15/08 - MBIA Insured

       8,600 State of Wisconsin, General Obligation Bonds, Series 1992A,     No Opt. Call       AA-    9,806,408
              6.250%, 5/01/07

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Froedert and Community Health Obligated
             Group, Series 2001:
       1,000  5.625%, 10/01/10                                               No Opt. Call        A+    1,103,150
       1,100  5.625%, 10/01/11                                               No Opt. Call        A+    1,206,161

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Marshfield Clinic, Series 2001B:
         600  6.250%, 2/15/09                                                No Opt. Call      BBB+      659,868
       1,250  6.500%, 2/15/12                                                No Opt. Call      BBB+    1,385,063
----------------------------------------------------------------------------------------------------------------
    $818,658 Total Long-Term Investments (cost $853,837,310) - 98.3%                                 878,508,500
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.7%                                                     14,758,370

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $893,266,870

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.

                                See accompanying notes to financial statements.

----
66

Statement of Assets and Liabilities (Unaudited)
October 31, 2003

                                                                                                                     Intermediate
                                                                           High Yield   All-American       Insured       Duration
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value                                           $ 328,746,512   $336,546,533  $923,059,810  $2,773,300,088
 (cost $320,491,598, $322,509,489, $855,450,321, $2,670,441,636 and
 $853,837,310, respectively)
Cash                                                                         247,970        627,292            --              --
Receivables:
  Interest                                                                 6,594,155      6,058,277    15,354,421      44,290,927
  Investments sold                                                           390,000      1,099,305     2,248,613      42,151,192
  Shares sold                                                              6,374,680        619,000       258,708         246,678
Other assets                                                                  55,327         20,092        46,316         153,631
----------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                         342,408,644    344,970,499   940,967,868   2,860,142,516
----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                    --             --       546,601      10,666,847
Payables:
  Investments purchased                                                    9,873,456      3,759,025            --      50,104,592
  Shares redeemed                                                            211,961        329,931       338,685       2,076,104
Accrued expenses:
  Management fees                                                            156,538        140,072       375,806       1,070,289
  12b-1 distribution and service fees                                        135,567        117,685        92,238         107,429
  Other                                                                        8,092        122,728       340,526       1,163,269
Dividends payable                                                          1,512,391      1,384,673     3,592,022      11,091,295
----------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                     11,898,005      5,854,114     5,285,878      76,279,825
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                             $ 330,510,639   $339,116,385  $935,681,990  $2,783,862,691
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                             $ 156,851,753   $217,940,863  $200,230,184  $  232,207,062
Shares outstanding                                                         7,768,216     20,169,364    18,190,130      25,377,151
Net asset value per share                                              $       20.19   $      10.81  $      11.01  $         9.15
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                       $       21.08   $      11.28  $      11.49  $         9.43
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                             $  81,460,390   $ 45,671,465  $ 45,195,884  $   37,351,656
Shares outstanding                                                         4,038,494      4,220,870     4,103,524       4,077,473
Net asset value and offering price per share                           $       20.17   $      10.82  $      11.01  $         9.16
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                             $  79,601,894   $ 70,080,603  $ 35,089,818  $   59,780,047
Shares outstanding                                                         3,943,958      6,490,753     3,211,196       6,529,303
Net asset value and offering price per share                           $       20.18   $      10.80  $      10.93  $         9.16
----------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                             $  12,596,602   $  5,423,454  $655,166,104  $2,454,523,926
Shares outstanding                                                           623,664        500,861    59,689,693     267,935,557
Net asset value and offering price per share                           $       20.20   $      10.83  $      10.98  $         9.16
----------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                        $ 323,289,942   $337,506,738  $875,258,251  $2,653,105,455
Undistributed (Over-distribution of) net investment income                   320,090        262,013       (51,782)     10,442,493
Accumulated net realized gain (loss) from investments                     (1,354,307)   (12,689,410)   (7,133,968)     17,456,291
Net unrealized appreciation of investments                                 8,254,914     14,037,044    67,609,489     102,858,452
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                             $330,510,639    $339,116,385  $935,681,990  $2,783,862,691
----------------------------------------------------------------------------------------------------------------------------------

                                                                             Limited
                                                                                Term
------------------------------------------------------------------------------------
Assets
Investments, at market value                                           $878,508,500
 (cost $320,491,598, $322,509,489, $855,450,321, $2,670,441,636 and
 $853,837,310, respectively)
Cash                                                                             --
Receivables:
  Interest                                                               14,264,168
  Investments sold                                                       10,964,316
  Shares sold                                                             3,826,226
Other assets                                                                 31,050
------------------------------------------------------------------------------------
    Total assets                                                        907,594,260
------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                            7,422,627
Payables:
  Investments purchased                                                          --
  Shares redeemed                                                         3,798,120
Accrued expenses:
  Management fees                                                           321,112
  12b-1 distribution and service fees                                       256,725
  Other                                                                     163,118
Dividends payable                                                         2,365,688
------------------------------------------------------------------------------------
    Total liabilities                                                    14,327,390
------------------------------------------------------------------------------------
Net assets                                                             $893,266,870
------------------------------------------------------------------------------------
Class A Shares
Net assets                                                             $520,474,822
Shares outstanding                                                       47,785,445
Net asset value per share                                              $      10.89
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                       $      11.17
------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                      N/A
Shares outstanding                                                              N/A
Net asset value and offering price per share                                    N/A
------------------------------------------------------------------------------------
Class C Shares
Net assets                                                             $363,213,002
Shares outstanding                                                       33,414,226
Net asset value and offering price per share                           $      10.87
------------------------------------------------------------------------------------
Class R Shares
Net assets                                                             $  9,579,046
Shares outstanding                                                          882,976
Net asset value and offering price per share                           $      10.85
------------------------------------------------------------------------------------

Net Assets Consist of:
------------------------------------------------------------------------------------
Capital paid-in                                                        $874,649,301
Undistributed (Over-distribution of) net investment income                 (815,572)
Accumulated net realized gain (loss) from investments                    (5,238,049)
Net unrealized appreciation of investments                               24,671,190
------------------------------------------------------------------------------------
Net assets                                                             $893,266,870
------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
67

Statement of Operations (Unaudited)
Six Months Ended October 31, 2003


                                                                                          Intermediate      Limited
                                                  High Yield All-American        Insured      Duration         Term
-------------------------------------------------------------------------------------------------------------------
Investment Income                               $ 9,438,830   $10,213,642  $ 25,009,780  $ 73,944,165  $18,305,267
-------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                     785,827       855,355     2,260,302     6,439,474    1,890,956
12b-1 service fees - Class A                        123,094       227,086       200,293       241,985      523,133
12b-1 distribution and service fees - Class B       331,514       222,918       216,447       175,766          N/A
12b-1 distribution and service fees - Class C       230,432       265,932       131,410       208,594      984,930
Shareholders' servicing agent fees and expenses      48,393        94,210       393,880     1,158,180      189,172
Custodian's fees and expenses                        37,430        50,280       117,954       373,308      116,032
Trustees' fees and expenses                           1,587         2,023         5,303        23,779        5,993
Professional fees                                    26,708        11,753        22,931        66,617       35,187
Shareholders' reports - printing
 and mailing expenses                                20,056        44,161       125,549       369,847       67,700
Federal and state registration fees                  42,646        24,198        42,325        42,655       45,523
Portfolio insurance expense                              --            --         5,429            --           --
Other expenses                                        2,413         5,773        14,729        45,742       12,207
-------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit        1,650,100     1,803,689     3,536,552     9,145,947    3,870,833
  Custodian fee credit                               (4,582)       (4,237)       (4,758)      (44,303)     (15,676)
-------------------------------------------------------------------------------------------------------------------
Net expenses                                      1,645,518     1,799,452     3,531,794     9,101,644    3,855,157
-------------------------------------------------------------------------------------------------------------------
Net investment income                             7,793,312     8,414,190    21,477,986    64,842,521   14,450,110
-------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investments          (306,770)     (945,881)      124,849    18,465,660      917,993
Net change in unrealized appreciation
 (depreciation) of investments                    6,647,121    (3,343,177)  (15,803,357)  (69,175,348)     567,245
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                  6,340,351    (4,289,058)  (15,678,508)  (50,709,688)   1,485,238
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations      $14,133,663   $ 4,125,132  $  5,799,478  $ 14,132,833  $15,935,348
-------------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.


                                See accompanying notes to financial statements.

----
68

Statement of Changes in Net Assets (Unaudited)



                                                                              High Yield
                                                                    ------------------------------
                                                                    Six Months Ended     Year Ended
                                                                            10/31/03        4/30/03
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $  7,793,312   $  7,913,351
Net realized gain (loss) from investments                                  (306,770)      (505,446)
Net change in unrealized appreciation (depreciation) of investments       6,647,121       (748,619)
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                14,133,663     6,659,286
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (3,729,451)    (3,672,467)
  Class B                                                                (1,872,458)    (2,282,671)
  Class C                                                                (1,699,874)    (1,555,176)
  Class R                                                                  (348,099)      (513,818)
From accumulated net realized gains from investments:
  Class A                                                                        --       (142,848)
  Class B                                                                        --       (103,993)
  Class C                                                                        --        (71,923)
  Class R                                                                        --        (19,161)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (7,649,882)    (8,362,057)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                        142,621,465    137,524,843
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                            2,169,097      2,636,813
-----------------------------------------------------------------------------------------------------
                                                                        144,790,562    140,161,656
Cost of shares redeemed                                                 (23,018,462)   (19,387,296)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions      121,772,100    120,774,360
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   128,255,881    119,071,589
Net assets at the beginning of period                                   202,254,758     83,183,169
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $330,510,639   $202,254,758
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                         $    320,090   $    176,660
-----------------------------------------------------------------------------------------------------

                                                                             All-American
                                                                    ------------------------------
                                                                    Six Months Ended     Year Ended
                                                                            10/31/03        4/30/03
----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $  8,414,190  $ 17,550,465
Net realized gain (loss) from investments                                  (945,881)   (1,803,897)
Net change in unrealized appreciation (depreciation) of investments      (3,343,177)    5,579,915
----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                4,125,132    21,326,483
----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (5,755,845)  (12,318,492)
  Class B                                                                (1,004,774)   (2,063,137)
  Class C                                                                (1,600,053)   (3,331,656)
  Class R                                                                  (137,828)     (274,451)
From accumulated net realized gains from investments:
  Class A                                                                        --            --
  Class B                                                                        --            --
  Class C                                                                        --            --
  Class R                                                                        --            --
----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (8,498,500)  (17,987,736)
----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                         38,172,232    73,979,137
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                            3,000,893     6,157,564
----------------------------------------------------------------------------------------------------
                                                                         41,173,125    80,136,701
Cost of shares redeemed                                                 (48,740,416)  (81,146,441)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       (7,567,291)   (1,009,740)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   (11,940,659)    2,329,007
Net assets at the beginning of period                                   351,057,044   348,728,037
----------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $339,116,385  $351,057,044
----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                         $    262,013  $    346,323
----------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
69

                                                                                Insured
                                                                    ------------------------------
                                                                    Six Months Ended     Year Ended
                                                                            10/31/03        4/30/03
----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                   $ 21,477,986  $ 42,812,498
Net realized gain (loss) from investments                                    124,849     4,283,843
Net change in unrealized appreciation (depreciation) of investments      (15,803,357)   30,304,114
----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                 5,799,478    77,400,455
----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (4,521,582)   (7,732,845)
  Class B                                                                   (857,546)   (1,459,482)
  Class C                                                                   (693,171)   (1,145,325)
  Class R                                                                (15,805,923)  (32,783,237)
From accumulated net realized gains from investments:
  Class A                                                                         --            --
  Class B                                                                         --            --
  Class C                                                                         --            --
  Class R                                                                         --            --
----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (21,878,222)  (43,120,889)
----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                          47,476,172   125,534,920
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                            13,952,658    27,316,878
----------------------------------------------------------------------------------------------------
                                                                          61,428,830   152,851,798
Cost of shares redeemed                                                  (59,724,254)  (85,039,987)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions         1,704,576    67,811,811
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    (14,374,168)  102,091,377
Net assets at the beginning of period                                    950,056,158   847,964,781
----------------------------------------------------------------------------------------------------
Net assets at the end of period                                         $935,681,990  $950,056,158
----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                          $    (51,782) $    348,454
----------------------------------------------------------------------------------------------------

                                                                          Intermediate Duration
                                                                    --------------------------------
                                                                    Six Months Ended       Year Ended
                                                                            10/31/03          4/30/03
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $   64,842,521  $  139,839,520
Net realized gain (loss) from investments                                 18,465,660       7,454,406
Net change in unrealized appreciation (depreciation) of investments      (69,175,348)     23,543,919
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                14,132,833     170,837,845
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (5,502,943)    (12,487,579)
  Class B                                                                   (692,958)       (988,178)
  Class C                                                                 (1,094,839)     (1,622,055)
  Class R                                                                (59,685,591)   (124,393,925)
From accumulated net realized gains from investments:
  Class A                                                                         --      (1,289,718)
  Class B                                                                         --        (134,260)
  Class C                                                                         --        (205,934)
  Class R                                                                         --     (12,591,946)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (66,976,331)   (153,713,595)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                         112,681,014     247,654,325
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                            47,539,904     110,653,985
-----------------------------------------------------------------------------------------------------
                                                                         160,220,918     358,308,310
Cost of shares redeemed                                                 (234,895,257)   (322,963,867)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       (74,674,339)     35,344,443
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   (127,517,837)     52,468,693
Net assets at the beginning of period                                  2,911,380,528   2,858,911,835
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                       $2,783,862,691  $2,911,380,528
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                        $   10,442,493  $   12,576,303
-----------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
70

                                                                              Limited Term
                                                                    -------------------------------
                                                                    Six Months Ended      Year Ended
                                                                            10/31/03         4/30/03
-------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $  14,450,110  $  25,917,721
Net realized gain (loss) from investments                                    917,993     (2,431,917)
Net change in unrealized appreciation (depreciation) of investments          567,245     12,239,073

----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                15,935,348     35,724,877
----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                 (8,608,686)   (18,543,029)
  Class B                                                                        N/A            N/A
  Class C                                                                 (5,297,947)    (8,523,318)
  Class R                                                                   (155,898)      (247,993)
From accumulated net realized gains from investments:
  Class A                                                                         --             --
  Class B                                                                        N/A            N/A
  Class C                                                                         --             --
  Class R                                                                         --             --
----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (14,062,531)   (27,314,340)
----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                         143,707,765    384,439,030
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                             6,456,903     13,065,320

----------------------------------------------------------------------------------------------------
                                                                         150,164,668    397,504,350
Cost of shares redeemed                                                 (106,541,674)  (115,102,431)

----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions        43,622,994    282,401,919

----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     45,495,811    290,812,456
Net assets at the beginning of period                                    847,771,059    556,958,603
-------------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $ 893,266,870  $ 847,771,059
-------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of period                                                         $    (815,572) $  (1,203,151)
-------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



                                See accompanying notes to financial statements.

----
71

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Municipal Trust (the "Trust") is an open-end, investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen High Yield Municipal Bond Fund ("High Yield"), Nuveen All-American Municipal Bond Fund ("All-American"), Nuveen Insured Municipal Bond Fund ("Insured"), Nuveen Intermediate Duration Municipal Bond Fund ("Intermediate Duration") and Nuveen Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds, other than High Yield, were organized as series of predecessor trusts or corporations prior to that date.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital appreciation. Under normal circumstances, at least 80% of the Fund's assets will be invested in medium to low-quality municipal bonds and may also invest in defaulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2003, High Yield and Intermediate Duration had outstanding when-issued and delayed delivery purchase commitments of $4,808,747 and $50,104,592, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds.

----
72

Insurance
Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% (.35% for Limited Term) annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended October 31, 2003, High Yield, All-American and Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Intermediate Duration and Limited Term did not invest in any such securities during the six months ended October 31, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.



----
73

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                          High Yield
                                                     ---------------------------------------------------
                                                         Six Months Ended              Year Ended
                                                             10/31/03                   4/30/03
                                                     ------------------------  -------------------------
                                                          Shares        Amount      Shares         Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             3,700,204  $ 74,030,315   3,531,964  $  69,806,975
  Class B                                             1,211,104    24,201,210   1,683,074     33,295,566
  Class C                                             2,031,409    40,596,766   1,658,607     32,858,816
  Class R                                               190,747     3,793,174      78,809      1,563,486
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                43,992       877,734      48,053        951,264
  Class B                                                27,548       548,962      39,863        789,197
  Class C                                                26,128       521,127      25,052        495,671
  Class R                                                11,089       221,274      20,196        400,681
---------------------------------------------------------------------------------------------------------
                                                      7,242,221   144,790,562   7,085,618    140,161,656
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (643,433)  (12,818,403)   (617,940)   (12,169,591)
  Class B                                              (171,051)   (3,409,485)   (196,288)    (3,887,395)
  Class C                                              (324,156)   (6,461,072)   (151,358)    (2,990,576)
  Class R                                               (16,636)     (329,502)    (17,206)      (339,734)
---------------------------------------------------------------------------------------------------------
                                                     (1,155,276)  (23,018,462)   (982,792)   (19,387,296)
---------------------------------------------------------------------------------------------------------
Net increase                                          6,086,945  $121,772,100   6,102,826   $120,774,360
---------------------------------------------------------------------------------------------------------

                                                                         All-American
                                                     ---------------------------------------------------
                                                         Six Months Ended              Year Ended
                                                             10/31/03                   4/30/03
                                                     ------------------------  -------------------------
                                                          Shares        Amount      Shares         Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,541,828  $ 27,598,233   4,435,834  $  48,443,397
  Class B                                               261,319     2,858,077     880,723      9,626,499
  Class C                                               660,324     7,208,652   1,301,712     14,202,315
  Class R                                                46,418       507,270     157,142      1,706,926
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               188,027     2,042,825     385,426      4,210,159
  Class B                                                37,249       405,240      77,834        851,007
  Class C                                                41,840       454,360      83,029        906,140
  Class R                                                 9,055        98,468      17,386        190,258
---------------------------------------------------------------------------------------------------------
                                                      3,786,060    41,173,125   7,339,086     80,136,701
---------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (3,468,396)  (37,568,817) (5,349,620)   (58,398,039)
  Class B                                              (343,584)   (3,714,945)   (694,892)    (7,599,189)
  Class C                                              (658,568)   (7,159,401) (1,277,288)   (13,925,115)
  Class R                                               (27,039)     (297,253)   (112,112)    (1,224,098)
---------------------------------------------------------------------------------------------------------
                                                     (4,497,587)  (48,740,416) (7,433,912)   (81,146,441)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (711,527) $ (7,567,291)    (94,826) $  (1,009,740)
---------------------------------------------------------------------------------------------------------


----
74

                                                                             Insured
                                                     -------------------------------------------------------
                                                           Six Months Ended               Year Ended
                                                               10/31/03                     4/30/03
                                                     ---------------------------  --------------------------
                                                           Shares          Amount       Shares         Amount
-------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              2,373,723  $   26,470,259    6,272,093  $  69,032,502
  Class B                                                410,469       4,573,945    1,465,539     16,146,936
  Class C                                                539,702       5,982,750    1,539,260     16,819,545
  Class R                                                940,236      10,449,218    2,153,847     23,535,937
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                233,273       2,585,836      395,492      4,351,004
  Class B                                                 32,321         358,557       55,619        612,142
  Class C                                                 32,606         358,794       48,251        526,868
  Class R                                                963,081      10,649,471    1,991,775     21,826,864
-------------------------------------------------------------------------------------------------------------
                                                       5,525,411      61,428,830   13,921,876    152,851,798
-------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (1,740,194)    (19,315,585)  (2,553,933)   (28,128,393)
  Class B                                               (319,673)     (3,540,924)    (372,996)    (4,107,199)
  Class C                                               (346,532)     (3,801,610)    (648,309)    (7,083,230)
  Class R                                             (2,999,941)    (33,066,135)  (4,175,670)   (45,721,165)
-------------------------------------------------------------------------------------------------------------
                                                      (5,406,340)    (59,724,254)  (7,750,908)   (85,039,987)
-------------------------------------------------------------------------------------------------------------
Net increase                                             119,071  $    1,704,576    6,170,968  $  67,811,811
-------------------------------------------------------------------------------------------------------------

                                                                      Intermediate Duration
                                                     -------------------------------------------------------
                                                           Six Months Ended               Year Ended
                                                               10/31/03                     4/30/03
                                                     ---------------------------  --------------------------
                                                           Shares          Amount       Shares         Amount
-------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              3,696,271  $   34,087,950    9,338,647  $  87,107,786
  Class B                                                728,687       6,717,069    1,895,749     17,723,892
  Class C                                              1,643,252      15,122,435    2,720,908     25,429,025
  Class R                                              6,189,339      56,753,560   12,588,569    117,393,622
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                356,909       3,286,333      769,727      7,185,597
  Class B                                                 27,030         249,039       48,088        449,131
  Class C                                                 38,986         359,000       71,587        668,214
  Class R                                              4,734,618      43,645,532   10,952,426    102,351,043
-------------------------------------------------------------------------------------------------------------
                                                      17,415,092     160,220,918   38,385,701    358,308,310
-------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (7,604,167)    (70,811,909)  (9,053,423)   (84,655,682)
  Class B                                               (441,172)     (4,048,243)    (212,026)    (1,981,132)
  Class C                                               (394,817)     (3,603,227)    (969,030)    (9,064,982)
  Class R                                            (17,024,729)   (156,431,878) (24,333,216)  (227,262,071)
-------------------------------------------------------------------------------------------------------------
                                                     (25,464,885)   (234,895,257) (34,567,695)  (322,963,867)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (8,049,793)  $ (74,674,339)   3,818,006  $  35,344,443
-------------------------------------------------------------------------------------------------------------


----
75

                                                                          Limited Term
                                                     -----------------------------------------------------
                                                          Six months ended              Year Ended
                                                              10/31/03                    4/30/03
                                                     -------------------------  --------------------------
                                                         Shares        Amount       Shares         Amount
-----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             6,321,023  $  68,831,280   15,592,971  $ 168,683,788
  Class C                                             6,667,466     72,596,532   19,481,918    210,391,644
  Class R                                               210,566      2,279,953      495,975      5,363,598
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               415,866      4,526,287      907,176      9,802,781
  Class C                                               165,014      1,792,179      282,224      3,044,879
  Class R                                                12,768        138,437       20,209        217,660
-----------------------------------------------------------------------------------------------------------
                                                     13,792,703    150,164,668   36,780,473    397,504,350
-----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (5,783,323)   (62,869,625)  (7,501,422)   (81,012,386)
  Class C                                            (3,921,923)   (42,507,323)  (3,109,340)   (33,555,740)
  Class R                                              (108,086)    (1,164,726)     (49,819)      (534,305)
-----------------------------------------------------------------------------------------------------------
                                                     (9,813,332)  (106,541,674) (10,660,581)  (115,102,431)
-----------------------------------------------------------------------------------------------------------
Net increase                                          3,979,371  $  43,622,994   26,119,892  $ 282,401,919
-----------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended October 31, 2003, were as follows:

                             High        All-               Intermediate      Limited
                            Yield    American     Insured       Duration         Term
-------------------------------------------------------------------------------------
Purchases            $128,484,166 $68,025,693 $98,685,750 $1,219,080,387 $168,746,721
Sales and maturities   10,636,725  72,120,549  72,714,447  1,254,600,058  111,465,572
-------------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2003, the cost of investments were as follows:

                            High         All-                Intermediate      Limited
                           Yield     American      Insured       Duration         Term
--------------------------------------------------------------------------------------
Cost of investments $319,739,377 $322,329,278 $854,458,689 $2,663,057,209 $853,532,960
--------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2003, were as follows:

                                                   High         All-               Intermediate      Limited
                                                  Yield     American      Insured      Duration         Term
------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $13,101,048  $20,938,511  $69,388,340  $141,951,536  $30,653,660
  Depreciation                              (4,093,913)  (6,721,256)    (787,219)  (31,708,657)  (5,678,120)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments $ 9,007,135  $14,217,255  $68,601,121  $110,242,879  $24,975,540
------------------------------------------------------------------------------------------------------------


----
76

The tax components of undistributed net investment income and net realized gains at April 30, 2003, the Funds' last fiscal year end, were as follows:

                                              High       All-            Intermediate    Limited
                                             Yield   American    Insured     Duration       Term
------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $650,008 $1,580,549 $3,053,957   $8,667,718 $1,010,217
Undistributed net ordinary income*           2,942     29,416        153    1,054,815      2,282
Undistributed net long-term capital gains       --         --         --      648,254         --
------------------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended April 30, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                     High        All-             Intermediate     Limited
2003                                                Yield    American     Insured     Duration        Term
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $7,421,994 $18,043,352 $43,012,601 $139,347,802 $26,868,504
Distributions from net ordinary income*            25,223       3,164          --      985,879       6,721
Distributions from net long-term capital gains    337,925          --          --   13,475,424          --
----------------------------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At April 30, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                  All-               Limited
                              American    Insured       Term
                   -----------------------------------------
                   2008     $2,799,737 $       -- $1,014,670
                   2009      6,509,058  7,258,817  2,353,306
                   2010             --         --    337,553
                   2011             --         --    998,546
                   -----------------------------------------
                     Total  $9,308,795 $7,258,817 $4,704,075
                   -----------------------------------------

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2002 through April 30, 2003 ("post-October losses'') in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                               High       All-    Limited
                              Yield   American       Term
                       ----------------------------------
                         $1,047,537 $2,433,040 $1,439,221
                       ----------------------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                   High Yield
Average Daily Net Assets       Management Fee
----------------------------------------------
For the first $125 million             .6000 %
For the next $125 million               .5875
For the next $250 million               .5750
For the next $500 million               .5625
For the next $1 billion                 .5500
For net assets over $2 billion          .5250
----------------------------------------------


----
77

                               All-American, Insured &
                                 Intermediate Duration    Limited Term
Average Daily Net Assets                Management Fee  Management Fee
-----------------------------------------------------------------------
For the first $125 million                       .5000%          .4500%
For the next $125 million                        .4875           .4375
For the next $250 million                        .4750           .4250
For the next $500 million                        .4625           .4125
For the next $1 billion                          .4500           .4000
For the next $3 billion                          .4250           .3750
For net assets over $5 billion                   .4125           .3625
-----------------------------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Insured and Intermediate Duration in order to limit total expenses to .975% of the average daily net assets of Insured and .75% of the average daily net assets of Intermediate Duration, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended October 31, 2003, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                 High     All-          Intermediate  Limited
                                Yield American  Insured     Duration     Term
-----------------------------------------------------------------------------
Sales charges collected    $1,265,161 $297,303 $394,287     $182,751 $354,424
Paid to authorized dealers  1,154,962  264,499  362,043      159,271  333,781
-----------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended October 31, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                          High     All-          Intermediate  Limited
                         Yield American  Insured     Duration     Term
----------------------------------------------------------------------
Commission advances $1,483,275 $199,398 $253,754     $305,035 $760,280
----------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended October 31, 2003, the Distributor retained such 12b-1 fees as follows:

                        High     All-          Intermediate  Limited
                       Yield American  Insured     Duration     Term
--------------------------------------------------------------------
12b-1 fees retained $460,347 $232,903 $243,873     $251,308 $546,387
--------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended October 31, 2003, as follows:

                  High     All-          Intermediate  Limited
                 Yield American  Insured     Duration     Term
--------------------------------------------------------------
CDSC retained $152,516  $59,912 $102,399      $92,483 $146,052
--------------------------------------------------------------


----
78

6. Investment Composition

At October 31, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                   High      All-           Intermediate  Limited
                                  Yield  American  Insured      Duration     Term
----------------------------------------------------------------------------------
Consumer Discretionary                4%       --%      --%           --%      --%
Consumer Staples                      3         5       --             2        3
Education and Civic Organizations     5         7        5             3        7
Healthcare                           13        14        9            18       11
Housing/Multifamily                  --         3        5             4        4
Housing/Single Family                --         3        3             3       --
Industrials                           3        --        1            --        2
Long-Term Care                        5         2       --            --        1
Materials                            10         1       --            --       --
Tax Obligation/General                2         8       15            14       15
Tax Obligation/Limited               30        11       10            18       16
Transportation                        7        10       12             8        9
U.S. Guaranteed                      --        15       26            10        6
Utilities                            15        19        8            13       25
Water and Sewer                      --         2        6             6        1
Other                                 3        --       --             1       --
----------------------------------------------------------------------------------
                                    100%      100%     100%          100%     100%
----------------------------------------------------------------------------------

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (High Yield 4%, All-American 43%, Insured 100%, Intermediate Duration 53% and Limited Term 36%). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 1, 2003, to shareholders of record on November 7, 2003, as follows:

                      High      All-         Intermediate Limited
                     Yield  American Insured     Duration    Term
-----------------------------------------------------------------
Dividend per share:
 Class A            $.1030    $.0460  $.0415       $.0320  $.0290
 Class B             .0905     .0390   .0345        .0260     N/A
 Class C             .0940     .0410   .0360        .0275   .0260
 Class R             .1065     .0475   .0430        .0335   .0310
-----------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



----
79

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                            Investment Operations        Less Distributions
                                         ---------------------------  ------------------------                     --------


HIGH YIELD


                                                          Net
                                                    Realized/
                                                   Unrealized
                               Beginning       Net    Invest-             Net                    Ending              Ending
                                     Net   Invest-       ment         Invest-                       Net                 Net
                                   Asset      ment       Gain            ment  Capital            Asset     Total    Assets
Year Ended April 30,               Value Income(a)     (Loss)   Total  Income    Gains    Total   Value Return(b)     (000)
----------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2004(f)                          $19.67     $ .62     $  .52  $1.14   $ (.62)   $  --  $ (.62) $20.19       5.85% $156,852
 2003                              19.88      1.21       (.13)  1.08    (1.24)    (.05)  (1.29)  19.67       5.56    91,793
 2002                              18.93      1.33        .84   2.17    (1.22)      --   (1.22)  19.88      11.73    33,911
 2001                              18.60      1.19        .34   1.53    (1.20)      --   (1.20)  18.93       8.52    14,899
 2000(e)                           20.00      1.06      (1.61)  (.55)    (.85)      --    (.85)  18.60      (2.69)    5,291
Class B (6/99)
 2004(f)                           19.65       .54        .52   1.06     (.54)      --    (.54)  20.17       5.46    81,460
 2003                              19.87      1.07       (.15)   .92    (1.09)    (.05)  (1.14)  19.65       4.73    58,372
 2002                              18.91      1.19        .85   2.04    (1.08)      --   (1.08)  19.87      10.97    28,691
 2001                              18.58      1.06        .33   1.39    (1.06)      --   (1.06)  18.91       7.70    10,958
 2000(e)                           20.00       .93      (1.61)  (.68)    (.74)      --    (.74)  18.58      (3.36)    2,465
Class C (6/99)
 2004(f)                           19.66       .56        .52   1.08     (.56)      --    (.56)  20.18       5.57    79,602
 2003                              19.88      1.10       (.14)   .96    (1.13)    (.05)  (1.18)  19.66       4.94    43,463
 2002                              18.93      1.22        .85   2.07    (1.12)      --   (1.12)  19.88      11.13    13,485
 2001                              18.59      1.09        .35   1.44    (1.10)      --   (1.10)  18.93       7.96     4,675
 2000(e)                           20.00       .96      (1.60)  (.64)    (.77)      --    (.77)  18.59      (3.16)    1,694
Class R (6/99)
 2004(f)                           19.67       .64        .53   1.17     (.64)      --    (.64)  20.20       6.01    12,597
 2003                              19.89      1.27       (.16)  1.11    (1.28)    (.05)  (1.33)  19.67       5.73     8,627
 2002                              18.94      1.37        .84   2.21    (1.26)      --   (1.26)  19.89      11.96     7,096
 2001                              18.61      1.20        .37   1.57    (1.24)      --   (1.24)  18.94       8.72     2,845
 2000(e)                           20.00      1.05      (1.56)  (.51)    (.88)      --    (.88)  18.61      (2.50)    5,249
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                    Ratios/Supplemental Data
                               -------------------------------------------------------------------------
                                  Before Credit/           After            After Credit/
                                  Reimbursement       Reimbursement(c)     Reimbursement(d)
HIGH YIELD                     ------------------   ------------------   ------------------
                                            Ratio                Ratio                Ratio
                                           of Net               of Net               of Net
                                          Invest-              Invest-              Invest-
                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                               Expenses    Income   Expenses    Income   Expenses    Income
                                     to        to         to        to         to        to
                                Average   Average    Average   Average    Average   Average   Portfolio
                                    Net       Net        Net       Net        Net       Net    Turnover
Year Ended April 30,             Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (6/99)
 2004(f)                            .92%*    6.15%*      .92%*    6.15%*      .92%*    6.15%*         4%
 2003                              1.17      6.12       1.17      6.12       1.16      6.13          24
 2002                              1.09      6.76       1.09      6.76       1.08      6.78          21
 2001                              1.23      6.35       1.22      6.36       1.20      6.38          11
 2000(e)                           1.87*     5.11*       .77*     6.22*       .72*     6.26*         56
Class B (6/99)
 2004(f)                           1.67*     5.41*      1.67*     5.41*      1.67*     5.42*          4
 2003                              1.91      5.39       1.91      5.39       1.90      5.40          24
 2002                              1.84      6.02       1.84      6.02       1.83      6.03          21
 2001                              1.98      5.62       1.97      5.63       1.95      5.65          11
 2000(e)                           2.66*     4.27*      1.51*     5.42*      1.46*     5.47*         56
Class C (6/99)
 2004(f)                           1.47*     5.60*      1.47*     5.60*      1.46*     5.60*          4
 2003                              1.73      5.57       1.73      5.57       1.71      5.58          24
 2002                              1.64      6.19       1.64      6.19       1.63      6.21          21
 2001                              1.79      5.80       1.78      5.81       1.76      5.83          11
 2000(e)                           2.49*     4.44*      1.31*     5.62*      1.26*     5.67*         56
Class R (6/99)
 2004(f)                            .72*     6.36*       .72*     6.36*       .72*     6.36*          4
 2003                               .93      6.37        .93      6.37        .92      6.38          24
 2002                               .89      6.94        .89      6.94        .87      6.95          21
 2001                              1.11      6.41       1.09      6.43       1.07      6.45          11
 2000(e)                           2.02*     4.66*       .57*     6.11*       .53*     6.16*         56
--------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period June 7, 1999 (commencement of operations) through April 30, 2000.
(f)For the six months ended October 31, 2003.


                                See accompanying notes to financial statements.

----
80

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations       Less Distributions
                                                 ---------------------------  ----------------------


ALL-AMERICAN


                                                                  Net
                                                            Realized/
                                                           Unrealized
                                       Beginning       Net    Invest-             Net                 Ending
                                             Net   Invest-       ment         Invest-                    Net
Year Ended                                 Asset      ment       Gain            ment  Capital         Asset     Total
April 30,                                  Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2004(e)                                  $10.94      $.27     $ (.12) $ .15    $(.28)  $  --  $(.28) $10.81      1.35%
 2003                                      10.83       .57        .12    .69     (.58)     --   (.58)  10.94      6.54
 2002                                      10.70       .59        .11    .70     (.57)     --   (.57)  10.83      6.61
 2001                                      10.33       .57        .36    .93     (.56)     --   (.56)  10.70      9.23
 2000                                      11.43       .56      (1.08)  (.52)    (.56)   (.02)  (.58)  10.33     (4.48)
 1999                                      11.32       .57        .12    .69     (.57)   (.01)  (.58)  11.43      6.23
Class B (2/97)
 2004(e)                                   10.95       .23       (.13)   .10     (.23)     --   (.23)  10.82       .96
 2003                                      10.84       .49        .12    .61     (.50)     --   (.50)  10.95      5.73
 2002                                      10.71       .51        .10    .61     (.48)     --   (.48)  10.84      5.79
 2001                                      10.34       .49        .36    .85     (.48)     --   (.48)  10.71      8.41
 2000                                      11.44       .49      (1.09)  (.60)    (.48)   (.02)  (.50)  10.34     (5.21)
 1999                                      11.33       .49        .12    .61     (.49)   (.01)  (.50)  11.44      5.46
Class C (6/93)
 2004(e)                                   10.93       .24       (.12)   .12     (.25)     --   (.25)  10.80      1.08
 2003                                      10.82       .51        .12    .63     (.52)     --   (.52)  10.93      5.94
 2002                                      10.69       .53        .10    .63     (.50)     --   (.50)  10.82      6.01
 2001                                      10.32       .51        .36    .87     (.50)     --   (.50)  10.69      8.63
 2000                                      11.42       .51      (1.09)  (.58)    (.50)   (.02)  (.52)  10.32     (5.02)
 1999                                      11.31       .51        .12    .63     (.51)   (.01)  (.52)  11.42      5.69
Class R (2/97)
 2004(e)                                   10.96       .29       (.13)   .16     (.29)     --   (.29)  10.83      1.44
 2003                                      10.85       .59        .12    .71     (.60)     --   (.60)  10.96      6.71
 2002                                      10.71       .61        .12    .73     (.59)     --   (.59)  10.85      6.88
 2001                                      10.34       .59        .36    .95     (.58)     --   (.58)  10.71      9.41
 2000                                      11.44       .59      (1.08)  (.49)    (.59)   (.02)  (.61)  10.34     (4.29)
 1999                                      11.32       .60        .13    .73     (.60)   (.01)  (.61)  11.44      6.54
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                    Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------------
                                                             Before Credit/           After            After Credit/
                                                             Reimbursement       Reimbursement(c)     Reimbursement(d)
ALL-AMERICAN                                              ------------------   ------------------   ------------------
                                                             Ratio                Ratio                Ratio
                                                            of Net               of Net               of Net
                                                           Invest-              Invest-              Invest-
                                                Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                Expenses    Income   Expenses    Income   Expenses    Income
                                         Ending       to        to         to        to         to        to
                                            Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended                               Assets      Net       Net        Net       Net        Net       Net    Turnover
April 30,                                 (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2004(e)                               $217,941      .82%*    5.00%*      .82%*    5.00%*      .82%*    5.00%*        20%
 2003                                   228,695      .81      5.22        .81      5.22        .81      5.22          25
 2002                                   232,260      .81      5.40        .81      5.40        .80      5.40          29
 2001                                   246,468      .87      5.33        .87      5.33        .85      5.35          27
 2000                                   259,004      .84      5.29        .84      5.29        .83      5.29          53
 1999                                   312,238      .81      4.97        .81      4.98        .80      4.98          10
Class B (2/97)
 2004(e)                                 45,671     1.57*     4.25*      1.57*     4.25*      1.57*     4.25*         20
 2003                                    46,719     1.56      4.47       1.56      4.47       1.56      4.47          25
 2002                                    43,402     1.56      4.65       1.56      4.65       1.55      4.66          29
 2001                                    37,370     1.62      4.59       1.62      4.59       1.60      4.60          27
 2000                                    32,536     1.59      4.54       1.59      4.54       1.58      4.55          53
 1999                                    31,804     1.56      4.21       1.54      4.23       1.54      4.23          10
Class C (6/93)
 2004(e)                                 70,081     1.37*     4.45*      1.37*     4.45*      1.37*     4.45*         20
 2003                                    70,466     1.36      4.67       1.36      4.67       1.36      4.67          25
 2002                                    68,617     1.36      4.85       1.36      4.85       1.35      4.86          29
 2001                                    68,025     1.42      4.78       1.42      4.78       1.40      4.80          27
 2000                                    67,577     1.39      4.73       1.39      4.73       1.38      4.74          53
 1999                                    80,036     1.37      4.42       1.36      4.43       1.35      4.43          10
Class R (2/97)
 2004(e)                                  5,423      .62*     5.20*       .62*     5.20*       .62*     5.20*         20
 2003                                     5,177      .61      5.42        .61      5.42        .61      5.42          25
 2002                                     4,449      .60      5.62        .60      5.62        .60      5.62          29
 2001                                     2,546      .67      5.54        .67      5.54        .65      5.56          27
 2000                                     3,111      .64      5.50        .64      5.50        .63      5.51          53
 1999                                     2,737      .62      5.17        .61      5.17        .61      5.17          10
-------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended October 31, 2003.


                                See accompanying notes to financial statements.

----
81

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                    Investment Operations        Less Distributions
                                                 ---------------------------  -----------------------


INSURED


                                                                  Net
                                                            Realized/
                                                           Unrealized
                                       Beginning       Net    Invest-             Net                  Ending
                                             Net   Invest-       ment         Invest-                     Net
                                           Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended April 30,                       Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                                  $11.19      $.25      $(.18) $ .07    $(.25)   $  --  $(.25) $11.01       .66%
 2003                                      10.78       .51        .42    .93     (.52)      --   (.52)  11.19      8.80
 2002                                      10.71       .53        .08    .61     (.54)      --   (.54)  10.78      5.75
 2001                                      10.35       .54        .36    .90     (.54)      --   (.54)  10.71      8.86
 2000                                      11.16       .54       (.79)  (.25)    (.54)    (.02)  (.56)  10.35     (2.19)
 1999                                      11.03       .54        .16    .70     (.54)    (.03)  (.57)  11.16      6.43
Class B (2/97)
 2004(e)                                   11.20       .20       (.18)   .02     (.21)      --   (.21)  11.01       .18
 2003                                      10.78       .43        .43    .86     (.44)      --   (.44)  11.20      8.07
 2002                                      10.72       .45        .07    .52     (.46)      --   (.46)  10.78      4.87
 2001                                      10.35       .46        .37    .83     (.46)      --   (.46)  10.72      8.17
 2000                                      11.16       .46       (.79)  (.33)    (.46)    (.02)  (.48)  10.35     (2.94)
 1999                                      11.03       .45        .16    .61     (.45)    (.03)  (.48)  11.16      5.63
Class C (9/94)
 2004(e)                                   11.11       .21       (.17)   .04     (.22)      --   (.22)  10.93       .36
 2003                                      10.69       .45        .42    .87     (.45)      --   (.45)  11.11      8.31
 2002                                      10.63       .46        .07    .53     (.47)      --   (.47)  10.69      5.05
 2001                                      10.26       .48        .36    .84     (.47)      --   (.47)  10.63      8.36
 2000                                      11.05       .47       (.77)  (.30)    (.47)    (.02)  (.49)  10.26     (2.64)
 1999                                      10.92       .47        .16    .63     (.47)    (.03)  (.50)  11.05      5.86
Class R (12/86)
 2004(e)                                   11.16       .26       (.18)   .08     (.26)      --   (.26)  10.98       .74
 2003                                      10.74       .53        .43    .96     (.54)      --   (.54)  11.16      9.10
 2002                                      10.68       .55        .06    .61     (.55)      --   (.55)  10.74      5.84
 2001                                      10.31       .56        .37    .93     (.56)      --   (.56)  10.68      9.18
 2000                                      11.11       .56       (.78)  (.22)    (.56)    (.02)  (.58)  10.31     (1.94)
 1999                                      10.98       .56        .15    .71     (.55)    (.03)  (.58)  11.11      6.62
-------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                    Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------------
                                                   Before Credit/           After            After Credit/
                                                   Reimbursement       Reimbursement(c)     Reimbursement(d)
INSURED                                         ------------------   ------------------   ------------------
                                                             Ratio                Ratio                Ratio
                                                            of Net               of Net               of Net
                                                           Invest-              Invest-              Invest-
                                                Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                Expenses    Income   Expenses    Income   Expenses    Income
                                         Ending       to        to         to        to         to        to
                                            Net  Average   Average    Average   Average    Average   Average   Portfolio
                                         Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended April 30,                      (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                               $200,230      .82%*    4.41%*      .82%*    4.41%*      .82%*    4.41%*         8%
 2003                                   193,907      .81      4.66        .81      4.66        .80      4.66          31
 2002                                   142,345      .84      4.86        .84      4.86        .84      4.87          35
 2001                                   120,700      .83      5.10        .83      5.10        .82      5.11          20
 2000                                   109,729      .83      5.09        .83      5.09        .83      5.09          44
 1999                                   109,986      .82      4.80        .82      4.80        .81      4.80          13
Class B (2/97)
 2004(e)                                 45,196     1.57*     3.66*      1.57*     3.66*      1.57*     3.66*          8
 2003                                    44,579     1.56      3.91       1.56      3.91       1.55      3.91          31
 2002                                    30,529     1.59      4.11       1.59      4.11       1.59      4.12          35
 2001                                    24,161     1.58      4.35       1.58      4.35       1.57      4.35          20
 2000                                    17,035     1.59      4.35       1.59      4.35       1.58      4.35          44
 1999                                    13,602     1.56      4.05       1.56      4.05       1.56      4.05          13
Class C (9/94)
 2004(e)                                 35,090     1.37*     3.86*      1.37*     3.86*      1.37*     3.86*          8
 2003                                    33,172     1.36      4.10       1.36      4.10       1.35      4.11          31
 2002                                    21,871     1.39      4.31       1.39      4.31       1.39      4.32          35
 2001                                    14,858     1.38      4.55       1.38      4.55       1.37      4.56          20
 2000                                    10,990     1.38      4.54       1.38      4.54       1.38      4.54          44
 1999                                    10,947     1.36      4.25       1.36      4.25       1.36      4.25          13
Class R (12/86)
 2004(e)                                655,166      .63*     4.61*       .63*     4.61*       .62*     4.61*          8
 2003                                   678,397      .61      4.86        .61      4.86        .60      4.87          31
 2002                                   653,220      .64      5.06        .64      5.06        .64      5.07          35
 2001                                   640,759      .63      5.30        .63      5.30        .62      5.31          20
 2000                                   636,872      .63      5.28        .63      5.28        .62      5.29          44
 1999                                   726,228      .62      5.00        .62      5.00        .62      5.00          13
-------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended October 31, 2003.


                                See accompanying notes to financial statements.

----
82

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                Investment Operations        Less Distributions
                                             ---------------------------  -----------------------


INTERMEDIATE DURATION



                                                              Net
                                                        Realized/
                                   Beginning       Net Unrealized             Net                  Ending
                                         Net   Invest-    Invest-         Invest-                     Net
                                       Asset      ment  ment Gain            ment  Capital          Asset     Total
Year Ended April 30,                   Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2004(e)                               $9.32      $.20      $(.16) $ .04    $(.21)   $  --  $(.21)  $9.15       .44%
 2003                                   9.27       .44        .10    .54     (.44)    (.05)  (.49)   9.32      5.85
 2002                                   9.23       .45        .05    .50     (.45)    (.01)  (.46)   9.27      5.54
 2001                                   8.91       .45        .33    .78     (.45)    (.01)  (.46)   9.23      8.99
 2000                                   9.57       .45       (.65)  (.20)    (.45)    (.01)  (.46)   8.91     (2.02)
 1999                                   9.46       .45        .13    .58     (.45)    (.02)  (.47)   9.57      6.28
Class B (2/97)
 2004(e)                                9.33       .17       (.17)    --     (.17)      --   (.17)   9.16       .05
 2003                                   9.27       .37        .10    .47     (.36)    (.05)  (.41)   9.33      5.15
 2002                                   9.23       .38        .05    .43     (.38)    (.01)  (.39)   9.27      4.73
 2001                                   8.91       .38        .34    .72     (.39)    (.01)  (.40)   9.23      8.19
 2000                                   9.57       .39       (.66)  (.27)    (.38)    (.01)  (.39)   8.91     (2.78)
 1999                                   9.46       .38        .13    .51     (.38)    (.02)  (.40)   9.57      5.49
Class C (6/95)
 2004(e)                                9.33       .18       (.17)   .01     (.18)      --   (.18)   9.16       .15
 2003                                   9.27       .39        .10    .49     (.38)    (.05)  (.43)   9.33      5.35
 2002                                   9.22       .40        .06    .46     (.40)    (.01)  (.41)   9.27      5.05
 2001                                   8.90       .40        .33    .73     (.40)    (.01)  (.41)   9.22      8.36
 2000                                   9.57       .40       (.66)  (.26)    (.40)    (.01)  (.41)   8.90     (2.71)
 1999                                   9.44       .40        .15    .55     (.40)    (.02)  (.42)   9.57      5.91
Class R (11/76)
 2004(e)                                9.33       .21       (.16)   .05     (.22)      --   (.22)   9.16       .54
 2003                                   9.28       .46        .09    .55     (.45)    (.05)  (.50)   9.33      6.05
 2002                                   9.24       .47        .05    .52     (.47)    (.01)  (.48)   9.28      5.74
 2001                                   8.91       .47        .34    .81     (.47)    (.01)  (.48)   9.24      9.32
 2000                                   9.58       .47       (.66)  (.19)    (.47)    (.01)  (.48)   8.91     (1.93)
 1999                                   9.46       .47        .14    .61     (.47)    (.02)  (.49)   9.58      6.59
---------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                   -----------------------------------------------------------------------------------
                                                 Before Credit/           After            After Credit/
                                                 Reimbursement       Reimbursement(c)     Reimbursement(d)
INTERMEDIATE DURATION                         ------------------   ------------------   ------------------
                                                           Ratio                Ratio                Ratio
                                                          of Net               of Net               of Net
                                                         Invest-              Invest-              Invest-
                                              Ratio of      ment   Ratio of      ment   Ratio of      ment
                                              Expenses    Income   Expenses    Income   Expenses    Income
                                       Ending       to        to         to        to         to        to
                                          Net  Average   Average    Average   Average    Average   Average   Portfolio
                                       Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended April 30,                    (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2004(e)                           $  232,207      .79%*    4.36%*      .79%*    4.36%*      .79%*    4.37%*        44%
 2003                                 269,694      .79      4.67        .79      4.67        .79      4.67          28
 2002                                 258,363      .80      4.83        .80      4.83        .79      4.83          15
 2001                                 192,021      .79      4.90        .79      4.90        .78      4.91           9**
 2000                                 116,621      .80      5.01        .80      5.01        .79      5.02          13
 1999                                 120,418      .77      4.71        .77      4.71        .77      4.71          12
Class B (2/97)
 2004(e)                               37,352     1.54*     3.62*      1.54*     3.62*      1.54*     3.62*         44
 2003                                  35,116     1.54      3.93       1.54      3.93       1.53      3.93          28
 2002                                  18,837     1.55      4.08       1.55      4.08       1.54      4.09          15
 2001                                  12,912     1.54      4.15       1.54      4.15       1.53      4.16           9**
 2000                                  11,560     1.55      4.27       1.55      4.27       1.54      4.28          13
 1999                                  10,086     1.52      3.96       1.52      3.96       1.52      3.96          12
Class C (6/95)
 2004(e)                               59,780     1.34*     3.81*      1.34*     3.81*      1.34*     3.81*         44
 2003                                  48,890     1.34      4.12       1.34      4.12       1.34      4.13          28
 2002                                  31,690     1.35      4.28       1.35      4.28       1.34      4.28          15
 2001                                  18,421     1.34      4.35       1.34      4.35       1.33      4.36           9**
 2000                                   6,920     1.35      4.47       1.35      4.47       1.34      4.48          13
 1999                                   7,191     1.32      4.15       1.32      4.15       1.32      4.15          12
Class R (11/76)
 2004(e)                            2,454,524      .60*     4.57*       .60*     4.57*       .59*     4.57*         44
 2003                               2,557,682      .59      4.87        .59      4.87        .59      4.87          28
 2002                               2,550,022      .60      5.03        .60      5.03        .59      5.03          15
 2001                               2,531,085      .59      5.11        .59      5.11        .58      5.11           9**
 2000                               2,495,259      .59      5.21        .59      5.21        .59      5.22          13
 1999                               2,834,016      .57      4.90        .57      4.90        .57      4.90          12
------------------------------------------------------------------------------------------------------------------------

*  Annualized.
** The cost of securities acquired in the acquisition of Nuveen Intermediate
   Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended October 31, 2003.


                                See accompanying notes to financial statements.

----
83

Selected data for a share outstanding throughout each period:


Class (Inception Date)
                                                    Investment Operations       Less Distributions
                                                 ---------------------------  ----------------------


LIMITED TERM



                                                                  Net
                                                            Realized/
                                       Beginning       Net Unrealized             Net                 Ending
                                             Net   Invest-    Invest-         Invest-                    Net
                                           Asset      ment  ment Gain            ment  Capital         Asset     Total
Year Ended April 30,                       Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2004(e)                                  $10.86      $.19      $ .02  $ .21    $(.18)     $-- $(.18) $10.89      1.95%
 2003                                      10.72       .42        .16    .58     (.44)      --  (.44)  10.86      5.52
 2002                                      10.63       .48        .10    .58     (.49)      --  (.49)  10.72      5.54
 2001                                      10.35       .49        .28    .77     (.49)      --  (.49)  10.63      7.62
 2000                                      10.89       .49       (.55)  (.06)    (.48)      --  (.48)  10.35      (.57)
 1999                                      10.80       .49        .10    .59     (.50)      --  (.50)  10.89      5.57
Class C (12/95)
 2004(e)                                   10.84       .17        .02    .19     (.16)      --  (.16)  10.87      1.78
 2003                                      10.70       .37        .18    .55     (.41)      --  (.41)  10.84      5.18
 2002                                      10.61       .44        .10    .54     (.45)      --  (.45)  10.70      5.20
 2001                                      10.34       .45        .28    .73     (.46)      --  (.46)  10.61      7.16
 2000                                      10.87       .45       (.54)  (.09)    (.44)      --  (.44)  10.34      (.82)
 1999                                      10.79       .45        .10    .55     (.47)      --  (.47)  10.87      5.13
Class R (2/97)
 2004(e)                                   10.82       .20        .02    .22     (.19)      --  (.19)  10.85      2.07
 2003                                      10.68       .43        .18    .61     (.47)      --  (.47)  10.82      5.77
 2002                                      10.60       .50        .09    .59     (.51)      --  (.51)  10.68      5.70
 2001                                      10.33       .51        .28    .79     (.52)      --  (.52)  10.60      7.78
 2000                                      10.87       .51       (.55)  (.04)    (.50)      --  (.50)  10.33      (.35)
 1999                                      10.78       .51        .11    .62     (.53)      --  (.53)  10.87      5.81
------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                    Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------------
                                                   Before Credit/           After            After Credit/
                                                   Reimbursement       Reimbursement(c)     Reimbursement(d)
LIMITED TERM                                    ------------------   ------------------   ------------------
                                                             Ratio                Ratio                Ratio
                                                            of Net               of Net               of Net
                                                           Invest-              Invest-              Invest-
                                                Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                Expenses    Income   Expenses    Income   Expenses    Income
                                         Ending       to        to         to        to         to        to
                                            Net  Average   Average    Average   Average    Average   Average   Portfolio
                                         Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended April 30,                      (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2004(e)                               $520,475      .73%*    3.37%*      .73%*    3.37%*      .73%*    3.38%*        13%
 2003                                   508,735      .73      3.85        .73      3.85        .72      3.86          31
 2002                                   405,542      .75      4.46        .75      4.46        .73      4.47          26
 2001                                   359,383      .76      4.65        .76      4.65        .76      4.65          22
 2000                                   382,808      .73      4.63        .73      4.63        .73      4.63          37
 1999                                   456,171      .77      4.45        .77      4.45        .77      4.45          16
Class C (12/95)
 2004(e)                                363,213     1.08*     3.02*      1.08*     3.02*      1.07*     3.03*         13
 2003                                   330,728     1.08      3.45       1.08      3.45       1.08      3.46          31
 2002                                   148,198     1.09      4.11       1.09      4.11       1.08      4.12          26
 2001                                    75,476     1.11      4.30       1.11      4.30       1.11      4.30          22
 2000                                    77,228     1.08      4.28       1.08      4.28       1.08      4.28          37
 1999                                    88,044     1.12      4.09       1.12      4.09       1.12      4.09          16
Class R (2/97)
 2004(e)                                  9,579      .53*     3.57*       .53*     3.57*       .53*     3.57*         13
 2003                                     8,308      .53      3.99        .53      3.99        .53      3.99          31
 2002                                     3,219      .52      4.64        .52      4.64        .51      4.65          26
 2001                                       384      .56      4.84        .56      4.84        .56      4.85          22
 2000                                       335      .53      4.81        .53      4.81        .53      4.81          37
 1999                                     1,173      .57      4.64        .57      4.64        .57      4.64          16
-------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended October 31, 2003.



                                See accompanying notes to financial statements.

----
84

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Auditors       Nuveen Investor Services
                         PricewaterhouseCoopers LLP P.O. Box 8530
                         Chicago, IL                Boston, MA 02266-8530
                                                    (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

================================================================================
Proxy Voting Policies and Procedures: A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
85

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $90 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MSA-NAT-1003D

ITEM 2. CODE OF ETHICS.

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/mf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 or Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date January 9, 2004
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date January 9, 2004
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date January 9, 2004
     ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.